Schedule of Investments

ACTIVE M EMERGING MARKETS EQUITY FUND	June 30, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.1% (1)
Argentina – 0.1%
Banco Macro S.A. ADR*	4,220	$242
Austria – 0.2%
Erste Group Bank A.G.	5,874	278
Brazil – 5.3%
Ambev S.A. ADR*	701,864	1,439
Arcos Dorados Holdings, Inc., Class A	7,000	63
Arezzo Industria e Comercio S.A.	65,389	603
Banco BTG Pactual S.A.*	124,800	688
Embraer S.A.*	205,800	1,322
MercadoLibre, Inc.*	1,052	1,729
NU Holdings Ltd., Class A*	98,900	1,275
Raia Drogasil S.A.	148,000	681
Smartfit Escola de Ginastica e Danca S.A.*	44,600	171
TIM S.A.	66,900	191
Vale S.A.	64,900	724
WEG S.A.	36,700	277
		9,163
Canada – 0.2%
Celestica, Inc.*	7,580	435
China – 10.0%
Alibaba Group Holding Ltd.	99,200	892
ANTA Sports Products Ltd.	62,000	590
Baidu, Inc., Class A*	17,350	188
BYD Co. Ltd., Class H	29,000	861
Eastroc Beverage Group Co. Ltd., Class A	16,800	498
Henan Pinggao Electric Co. Ltd., Class A	149,700	401
JD.com, Inc., Class A	26,650	344
KE Holdings, Inc. ADR	69,560	984
Kuaishou Technology*	44,000	260
Meituan, Class B*	114,120	1,617
NetEase, Inc.	5,600	107
New Oriental Education & Technology Group, Inc. ADR*	413	32
PDD Holdings, Inc. ADR*	10,046	1,336
Ping An Insurance Group Co. of China Ltd., Class H	114,000	518
Tencent Holdings Ltd.	141,200	6,701
Tencent Music Entertainment Group ADR	51,900	729
Topsports International Holdings Ltd.	522,394	277
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.1% (1)continued
China – 10.0%continued
Trip.com Group Ltd. ADR*	9,440	$444
Want Want China Holdings Ltd.	1,097,740	664
		17,443
Denmark – 0.2%
Novo Nordisk A/S, Class B	2,276	325
Egypt – 0.7%
Commercial International Bank - Egypt (CIB)	734,017	1,183
France – 0.1%
Hermes International S.C.A.	116	267
Greece – 0.9%
National Bank of Greece S.A.*	104,645	873
OPAP S.A.	26,657	417
Piraeus Financial Holdings S.A.*	71,746	262
		1,552
Hong Kong – 0.9%
AIA Group Ltd.	198,200	1,344
Techtronic Industries Co. Ltd.	17,000	194
		1,538
India – 18.0%
ABB India Ltd.	8,284	841
Adani Ports & Special Economic Zone Ltd.	71,200	1,254
Ashok Leyland Ltd.	70,630	204
Axis Bank Ltd.	15,640	237
Bajaj Finance Ltd.	1,897	161
Bharat Electronics Ltd.	384,787	1,403
Bharti Airtel Ltd.	34,500	596
Central Depository Services India Ltd.	15,791	450
Cipla Ltd.	4,000	71
CreditAccess Grameen Ltd.*	6,297	99
Cummins India Ltd.	4,079	193
DLF Ltd.	48,887	481
HDFC Bank Ltd.	99,472	2,009
HDFC Bank Ltd. ADR	7,034	452
Hero MotoCorp Ltd.	51,721	3,459
ICICI Bank Ltd.	35,799	514
ICICI Bank Ltd. ADR	53,090	1,530
Indian Hotels Co. Ltd.	170,079	1,269
Kaynes Technology India Ltd.*	3,676	169
Larsen & Toubro Ltd.	14,377	609
Macrotech Developers Ltd.	25,506	459
Mahindra & Mahindra Ltd.	22,000	754
NORTHERN FUNDS QUARTERLY REPORT  0 EQUITY FUNDS

Schedule of Investments

ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.1% (1)continued
India – 18.0%continued
MakeMyTrip Ltd.*	7,267	$611
Maruti Suzuki India Ltd.	6,962	1,002
Max Healthcare Institute Ltd.	71,640	806
PB Fintech Ltd.*	27,892	466
Polycab India Ltd.	14,102	1,136
Reliance Industries Ltd.	51,437	1,926
Siemens Ltd.	8,728	804
Sona Blw Precision Forgings Ltd.	14,192	109
State Bank of India	11,693	118
Tata Consultancy Services Ltd.	99,195	4,630
Titan Co. Ltd.	1,786	73
Trent Ltd.	1,848	121
Triveni Turbine Ltd.	44,099	326
TVS Motor Co. Ltd.	8,092	229
UltraTech Cement Ltd.	2,080	290
Varun Beverages Ltd.	29,911	582
Zomato Ltd.*	312,712	748
		31,191
Indonesia – 1.6%
Astra International Tbk PT	4,153,454	1,129
Bank Central Asia Tbk PT	296,000	179
Bank Mandiri Persero Tbk PT	922,400	344
Bank Rakyat Indonesia Persero Tbk PT	258,400	72
Sumber Alfaria Trijaya Tbk PT	120,900	20
Telkom Indonesia Persero Tbk PT	5,332,200	1,012
		2,756
Italy – 0.2%
Ferrari N.V. (New York Exchange)	1,005	410
Japan – 0.5%
Disco Corp.	2,200	843
Kuwait – 0.2%
National Bank of Kuwait S.A.K.P.	116,772	328
Mexico – 4.1%
Alfa S.A.B. de C.V., Class A	507,131	296
America Movil S.A.B. de C.V. ADR	86,711	1,474
BBB Foods, Inc., Class A*	15,740	376
Cemex S.A.B. de C.V. ADR (Participation Certificate)	63,500	406
Corp. Inmobiliaria Vesta S.A.B. de C.V.	35,100	105
Fomento Economico Mexicano S.A.B. de C.V. ADR	2,560	276
Grupo Financiero Banorte S.A.B. de C.V., Class O	200,622	1,561
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.1% (1)continued
Mexico – 4.1%continued
Qualitas Controladora S.A.B. de C.V.	6,200	$63
Vista Energy S.A.B. de C.V.*	11,090	504
Wal-Mart de Mexico S.A.B. de C.V.	608,175	2,077
		7,138
Netherlands – 1.0%
ASM International N.V.	843	642
ASML Holding N.V.	1,000	1,032
		1,674
Peru – 1.9%
Cia de Minas Buenaventura S.A.A. ADR	80,900	1,371
Credicorp Ltd.	12,016	1,939
		3,310
Philippines – 0.5%
BDO Unibank, Inc.	182,080	399
International Container Terminal Services, Inc.	83,230	497
		896
Poland – 0.3%
Dino Polska S.A.*	560	56
Powszechny Zaklad Ubezpieczen S.A.	39,872	509
		565
Russia – 0.0%
Gazprom PJSC(2) (3)	66,340	—
LUKOIL PJSC(2) (3)	9,885	—
Moscow Exchange MICEX-RTS PJSC(2) (3)	426,740	—
		—
Saudi Arabia – 1.9%
Al Rajhi Bank	18,601	405
Alinma Bank	106,939	889
Arabian Contracting Services Co.	916	56
Dr. Sulaiman Al Habib Medical Services Group Co.	9,077	698
Elm Co.	1,677	383
Leejam Sports Co. JSC	6,631	401
Riyadh Cables Group Co.	13,264	356
Saudi Tadawul Group Holding Co.	1,124	75
		3,263
South Africa – 5.1%
Anglo American Platinum Ltd.	29,741	977
Bid Corp. Ltd.	50,827	1,184
EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.1% (1)continued
South Africa – 5.1%continued
Bidvest Group (The) Ltd.	144,697	$2,261
Clicks Group Ltd.	14,993	284
FirstRand Ltd.	126,669	534
Naspers Ltd., Class N	6,232	1,215
Standard Bank Group Ltd.	109,601	1,269
Truworths International Ltd.	204,688	1,049
		8,773
South Korea – 14.7%
Amorepacific Corp.	8,742	1,062
DB Insurance Co. Ltd.	3,055	254
Hanmi Semiconductor Co. Ltd.	5,255	650
Hanwha Aerospace Co. Ltd.	3,547	641
HD Hyundai Electric Co. Ltd.	4,366	987
Hyundai Mobis Co. Ltd.	4,795	873
Hyundai Motor Co.	18,230	3,888
KB Financial Group, Inc.	7,187	408
Kia Corp.	8,297	776
NCSoft Corp.	6,647	866
Samsung Biologics Co. Ltd.*	1,164	613
Samsung Electronics Co. Ltd.	145,877	8,573
SK Hynix, Inc.	29,827	5,058
SK Square Co. Ltd.*	11,296	816
		25,465
Taiwan – 15.8%
Accton Technology Corp.	84,500	1,435
Alchip Technologies Ltd.	4,890	367
ASE Technology Holding Co. Ltd.	52,000	268
Delta Electronics, Inc.	33,000	392
E Ink Holdings, Inc.	11,700	91
Gigabyte Technology Co. Ltd.	33,000	308
Globalwafers Co. Ltd.	31,000	513
Hon Hai Precision Industry Co. Ltd.	687,796	4,509
Largan Precision Co. Ltd.	6,000	506
MediaTek, Inc.	43,300	1,851
Nien Made Enterprise Co. Ltd.	3,300	40
Parade Technologies Ltd.	8,000	206
Phison Electronics Corp.	25,500	482
Realtek Semiconductor Corp.	11,000	184
Taiwan Semiconductor Manufacturing Co. Ltd.	463,000	13,770
United Microelectronics Corp. ADR	126,290	1,106
Voltronic Power Technology Corp.	1,000	59
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.1% (1)continued
Taiwan – 15.8%continued
Wistron Corp.	60,000	$195
Wiwynn Corp.	14,610	1,180
		27,462
Thailand – 1.7%
Airports of Thailand PCL (Registered)	515,700	811
Bangkok Dusit Medical Services PCL NVDR	268,000	195
Bumrungrad Hospital PCL NVDR	37,100	249
CP ALL PCL (Registered)	591,300	886
PTT Exploration & Production PCL NVDR	126,300	523
WHA Corp. PCL NVDR	1,923,600	254
		2,918
United Arab Emirates – 2.8%
Aldar Properties PJSC	537,783	917
Emaar Properties PJSC	1,586,133	3,541
Salik Co. PJSC	440,990	403
		4,861
United Kingdom – 0.2%
BAE Systems PLC	22,031	368
United States – 5.0%
Cadence Design Systems, Inc.*	540	166
Globant S.A.*	5,700	1,016
Meta Platforms, Inc., Class A	2,710	1,367
Microsoft Corp.	2,480	1,108
Netflix, Inc.*	337	227
NVIDIA Corp.	25,423	3,141
Tenaris S.A. ADR	51,695	1,578
		8,603
Total Common Stocks
(Cost $129,346)		163,250

PREFERRED STOCKS – 1.7% (1)
Brazil – 1.4%
Itau Unibanco Holding S.A. ADR, 3.85(4)	386,770	2,259
Petroleo Brasileiro S.A., 4.71%(4)	34,300	233
		2,492
South Korea – 0.3%
Samsung Electronics Co. Ltd., 2.27%(4)	10,779	495
Total Preferred Stocks
(Cost $2,527)		2,987

NORTHERN FUNDS QUARTERLY REPORT  2 EQUITY FUNDS

Schedule of Investments

ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.1%
iShares Core S&P 500 ETF	3,800	$2,079
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(5) (6)	5,022,833	5,023
Total Investment Companies
(Cost $6,807)		7,102

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.15%, 6/30/24(7) (8)	$100	$99
Total Short-Term Investments
(Cost $99)		99

Total Investments – 100.0%
(Cost $138,779)		173,438
Other Assets less Liabilities – 0.0%		17
Net Assets – 100.0%		$173,455

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Restricted security that has been deemed illiquid. At June 30, 2024, the value of these restricted illiquid securities amounted to approximately $0 or
0.0% of net assets. Additional information on these restricted illiquid securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Gazprom PJSC	11/29/21-12/21/21	$301
LUKOIL PJSC	4/26/21-1/18/22	785
Moscow Exchange MICEX-RTS PJSC	12/28/21-2/15/22	847

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2024 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	56	$3,047	Long	9/24	$9
At June 30, 2024, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	21.4%
Indian Rupee	16.5
Taiwan Dollar	15.2
Korean Won	15.0
Hong Kong Dollar	8.4
South African Rand	5.0
All other currencies less than 5%	18.5
Total Investments	100.0
Other Assets less Liabilities	0.0
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Argentina	$242	$—	$—	$242
Brazil	9,163	—	—	9,163
Canada	435	—	—	435
China	3,525	13,918	—	17,443
India	2,593	28,598	—	31,191
Italy	410	—	—	410
Mexico	7,138	—	—	7,138
Peru	3,310	—	—	3,310
Taiwan	1,106	26,356	—	27,462
United States	8,603	—	—	8,603
All Other Countries(1)	—	57,853	—	57,853
Total Common Stocks	36,525	126,725	—	163,250
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Preferred Stocks:
Brazil	$2,492	$—	$—	$2,492
South Korea	—	495	—	495
Total Preferred Stocks	2,492	495	—	2,987
Investment Companies	7,102	—	—	7,102
Short-Term Investments	—	99	—	99
Total Investments	$46,119	$127,319	$—	$173,438
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$9	$—	$—	$9

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$7,902	$28,677	$31,556	$94	$5,023	$5,022,833
NORTHERN FUNDS QUARTERLY REPORT  4 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)
Australia – 0.7%
AGL Energy Ltd.	35,313	$254
ALS Ltd.	21,953	204
Champion Iron Ltd.	44,786	191
Charter Hall Group	24,376	180
JB Hi-Fi Ltd.	7,722	314
Magellan Financial Group Ltd.	32,513	182
OceanaGold Corp.	140,759	323
Paladin Energy Ltd.*	25,298	209
Ramelius Resources Ltd.	215,913	274
Seven Group Holdings Ltd.	13,946	349
Super Retail Group Ltd.	28,009	259
Technology One Ltd.	31,611	391
Ventia Services Group Pty. Ltd.	102,574	261
		3,391
Austria – 0.5%
ams-OSRAM A.G.*	187,612	258
Erste Group Bank A.G.	29,267	1,386
Mondi PLC	48,376	929
		2,573
Belgium – 0.6%
Ageas S.A./N.V.	19,689	899
Anheuser-Busch InBev S.A./N.V.	28,544	1,649
Proximus S.A.DP	46,846	373
		2,921
Brazil – 2.5%
Ambev S.A.*	349,013	713
Atacadao S.A.*	228,203	370
Cia de Saneamento Basico do Estado de Sao Paulo S.A.B.ESP*	49,169	660
Karoon Energy Ltd.*	138,101	168
Lojas Renner S.A.*	199,699	448
MercadoLibre, Inc.*	3,101	5,096
NU Holdings Ltd., Class A*	288,543	3,719
Telefonica Brasil S.A.*	97,037	792
Ultrapar Participacoes S.A.	52,712	204
		12,170
Burkina Faso – 0.1%
Endeavour Mining PLC	28,303	598
Canada – 4.1%
Alamos Gold, Inc., Class A	30,630	480
ARC Resources Ltd.	31,437	561
AtkinsRealis Group, Inc.	5,649	245
Barrick Gold Corp.	54,698	912
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
Canada – 4.1%continued
Boardwalk Real Estate Investment Trust	8,055	$415
Bombardier, Inc., Class B*	4,999	321
Boralex, Inc., Class A	11,872	291
Canadian Natural Resources Ltd.	76,286	2,717
Canadian Pacific Kansas City Ltd. (New York Exchange)	72,120	5,678
Canadian Pacific Kansas City Ltd. (Toronto Exchange)	20,347	1,602
Celestica, Inc.*	17,888	1,024
CI Financial Corp.	15,890	167
Docebo, Inc.*	4,131	160
Dundee Precious Metals, Inc.	51,766	405
EQB, Inc.	4,807	328
Finning International, Inc.	16,231	476
Headwater Exploration, Inc.	64,758	343
Linamar Corp.	5,471	266
NuVista Energy Ltd.*	29,859	310
Parex Resources, Inc.	15,764	253
Shopify, Inc., Class A*	23,658	1,563
Stella-Jones, Inc.	6,302	411
Superior Plus Corp.	27,906	181
Thomson Reuters Corp.	5,125	864
Whitecap Resources, Inc.	40,534	297
		20,270
Chile – 0.1%
Lundin Mining Corp.	36,189	403
China – 0.5%
Alibaba Group Holding Ltd.	63,176	568
Baidu, Inc., Class A*	45,117	488
Dongfeng Motor Group Co. Ltd., Class H*	469,981	134
Li Ning Co. Ltd.	46,500	99
Tencent Holdings Ltd.	26,700	1,267
		2,556
Denmark – 2.8%
Ascendis Pharma A/S ADR*	1,736	237
Bavarian Nordic A/S*	9,093	224
GN Store Nord A.S.*	6,697	186
ISS A/S	10,338	177
Jyske Bank A/S (Registered)	4,679	372
Netcompany Group A/S*	4,780	204
Novo Nordisk A/S, Class B	81,692	11,670
EQUITY FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
Denmark – 2.8%continued
Pandora A/S	2,722	$409
ROCKWOOL A/S, Class B	849	344
		13,823
Finland – 0.3%
Konecranes OYJ	7,604	429
Nokia OYJ	248,983	947
		1,376
France – 9.4%
Accor S.A.	10,012	413
Air Liquide S.A.	8,750	1,506
Alstom S.A.	195,856	3,287
Arkema S.A.	4,992	432
AXA S.A.	88,788	2,924
BNP Paribas S.A.	34,768	2,228
Carrefour S.A.	130,707	1,847
Cie de Saint-Gobain S.A.	34,113	2,642
Danone S.A.	22,308	1,361
Dassault Systemes S.E.	31,928	1,202
Eiffage S.A.	4,183	386
Elis S.A.	18,881	411
Engie S.A.	106,474	1,517
Ipsen S.A.	2,199	269
Kering S.A.	8,502	3,091
Klepierre S.A.	16,097	431
La Francaise des Jeux S.A.E.M.	5,960	202
L'Oreal S.A.	6,734	2,961
LVMH Moet Hennessy Louis Vuitton S.E.	4,641	3,564
Orange S.A.	93,854	940
Renault S.A.	27,029	1,379
Rexel S.A.	8,203	211
Safran S.A.	25,469	5,358
Societe Generale S.A.	57,561	1,344
Sodexo S.A.	540	49
Sopra Steria Group	2,199	426
SPIE S.A.	12,334	449
Technip Energies N.V.	12,638	282
Teleperformance S.E.	10,049	1,054
TotalEnergies S.E.	37,801	2,519
Valeo S.E.	46,738	500
Vallourec SACA*	21,441	336
Verallia S.A.	5,235	190
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
France – 9.4%continued
Vinci S.A.	1,981	$208
Virbac S.A.CA	575	202
		46,121
Germany – 5.7%
adidas A.G.	7,642	1,824
AIXTRON S.E.	11,500	226
Allianz S.E. (Registered)	2,503	695
Aurubis A.G.	3,067	240
BASF S.E.	23,248	1,123
Bechtle A.G.	6,428	302
Continental A.G.	10,360	587
CTS Eventim A.G. & Co. KGaA	4,868	406
Daimler Truck Holding A.G.	33,072	1,316
Deutsche Telekom A.G. (Registered)	87,887	2,211
Evonik Industries A.G.	44,022	898
Freenet A.G.	11,809	314
Fresenius S.E. & Co. KGaA*	35,441	1,059
GEA Group A.G.	7,888	328
Gerresheimer A.G.	2,921	314
Heidelberg Materials A.G.	16,709	1,731
Infineon Technologies A.G.	51,133	1,878
KION Group A.G.	4,504	188
Mercedes-Benz Group A.G.	8,781	607
RTL Group S.A.	10,076	307
RWE A.G.	33,149	1,134
SAP S.E.	30,761	6,246
Scout24 S.E.	4,169	318
Siemens Healthineers A.G.(2)	51,085	2,943
TAG Immobilien A.G.*	31,186	457
TeamViewer S.E.*	11,644	130
		27,782
Guatemala – 0.1%
Millicom International Cellular S.A. SDR*	10,756	262
Hong Kong – 1.1%
CK Asset Holdings Ltd.	182,105	682
Kerry Properties Ltd.	79,500	138
Link REIT	111,600	434
Prudential PLC	390,139	3,539
United Laboratories International Holdings (The) Ltd.	252,000	266
WH Group Ltd.(2)	826,851	544
		5,603
NORTHERN FUNDS QUARTERLY REPORT  6 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
India – 1.4%
Canara Bank	452,691	$647
HDFC Bank Ltd.	99,971	2,019
ICICI Bank Ltd. ADR	138,041	3,977
Oil & Natural Gas Corp. Ltd.	65,365	214
		6,857
Ireland – 0.6%
AIB Group PLC	7,552	40
AIB Group PLC (London Exchange)	152,541	815
AIB Group PLC (Tradegate Exchange)	291	1
Bank of Ireland Group PLC	47,944	499
Bank of Ireland Group PLC (London Stock Exchange)	77,794	800
Dalata Hotel Group PLC	52,930	225
Glanbia PLC	21,986	428
		2,808
Israel – 0.0%
Check Point Software Technologies Ltd.*	455	75
Italy – 4.1%
Azimut Holding S.p.A.	9,263	219
Banco BPM S.p.A.	78,380	507
BPER Banca	234,419	1,188
Brunello Cucinelli S.p.A.	2,134	214
Buzzi S.p.A.	12,522	505
Coca-Cola HBC A.G. - CDI*	13,636	463
Enel S.p.A.	346,405	2,416
Eni S.p.A.	119,370	1,838
ERG S.p.A.	1,887	48
Ferrari N.V.	14,797	6,050
Iren S.p.A.	101,250	210
Iveco Group N.V.	14,080	159
Leonardo S.p.A.	10,639	248
Reply S.p.A.	1,642	243
Ryanair Holdings PLC ADR	6,273	731
UniCredit S.p.A.	129,325	4,819
		19,858
Japan – 10.9%
ABC-Mart, Inc.	12,200	215
Adastria Co. Ltd.	9,500	215
Alfresa Holdings Corp.	28,233	387
Alps Alpine Co. Ltd.	34,149	327
Amada Co. Ltd.	47,740	530
Asics Corp.	28,400	437
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
Japan – 10.9%continued
Citizen Watch Co. Ltd.	36,100	$241
Credit Saison Co. Ltd.	21,900	456
Daicel Corp.	37,300	359
Daido Steel Co. Ltd.	46,500	430
Dai-ichi Life Holdings, Inc.	43,829	1,177
DeNA Co. Ltd.	23,970	239
Dentsu Group, Inc.	31,920	806
Dexerials Corp.	5,100	238
DMG Mori Co. Ltd.	9,100	238
Ebara Corp.	28,000	446
Eisai Co. Ltd.	5,266	216
FANUC Corp.	79,300	2,176
Fuji Soft, Inc.	8,100	366
Fujikura Ltd.	24,500	487
Fujitsu Ltd.	90,300	1,419
Fuyo General Lease Co. Ltd.	2,800	215
GS Yuasa Corp.	10,500	209
Hakuhodo DY Holdings, Inc.	51,440	377
Hino Motors Ltd.*	69,234	181
Hitachi Zosen Corp.	29,300	192
Honda Motor Co. Ltd.	33,133	356
Horiba Ltd.	3,400	276
INFRONEER Holdings, Inc.	30,500	248
Invincible Investment Corp.	663	268
Isuzu Motors Ltd.	65,884	875
Japan Airlines Co. Ltd.	28,313	447
Japan Post Insurance Co. Ltd.	40,590	790
Jeol Ltd.	7,400	338
JGC Holdings Corp.	47,120	370
Kaneka Corp.	6,800	179
KDX Realty Investment Corp.	153	149
Kinden Corp.	10,700	213
Kirin Holdings Co. Ltd.	34,433	444
Koito Manufacturing Co. Ltd.	26,300	363
Kubota Corp.	87,160	1,225
Makita Corp.	28,007	765
Mebuki Financial Group, Inc.	98,400	384
Mitsubishi Estate Co. Ltd.	43,270	682
Mitsubishi Gas Chemical Co., Inc.	42,820	819
Morinaga Milk Industry Co. Ltd.	10,200	214
MS&AD Insurance Group Holdings, Inc.	49,395	1,103
Murata Manufacturing Co. Ltd.	75,900	1,575
Nankai Electric Railway Co. Ltd.	9,100	151
EQUITY FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
Japan – 10.9%continued
NET One Systems Co. Ltd.	12,800	$235
Nikon Corp.	34,996	356
Nippon Accommodations Fund, Inc.	41	163
Nippon Electric Glass Co. Ltd.	8,100	185
Nippon Television Holdings, Inc.	38,872	563
Nissan Motor Co. Ltd.	237,088	809
Nissui Corp.	57,000	306
Nitto Boseki Co. Ltd.	5,600	228
Ono Pharmaceutical Co. Ltd.	36,758	502
Park24 Co. Ltd.*	22,600	225
Persol Holdings Co. Ltd.	350,060	486
Renesas Electronics Corp.	127,200	2,402
Rengo Co. Ltd.	47,500	309
Resona Holdings, Inc.	147,427	979
Resorttrust, Inc.	11,400	169
Rinnai Corp.	23,018	523
Rohm Co. Ltd.	67,998	911
Round One Corp.	55,300	285
Sankyo Co. Ltd.	33,500	364
Sankyu, Inc.	6,000	205
Santen Pharmaceutical Co. Ltd.	33,300	340
Sanwa Holdings Corp.	23,200	426
Sawai Group Holdings Co. Ltd.	6,700	273
Sega Sammy Holdings, Inc.	42,820	636
Seven & i Holdings Co. Ltd.	112,600	1,371
Socionext, Inc.	8,500	203
Stanley Electric Co. Ltd.	27,869	498
Subaru Corp.	37,172	792
Sumitomo Bakelite Co. Ltd.	9,200	271
Sumitomo Electric Industries Ltd.	19,172	300
Sumitomo Forestry Co. Ltd.	9,200	294
Sumitomo Heavy Industries Ltd.	17,633	460
Sumitomo Mitsui Trust Holdings, Inc.	63,484	1,450
Sumitomo Rubber Industries Ltd.	40,721	407
T&D Holdings, Inc.	93,831	1,645
Taiheiyo Cement Corp.	16,651	419
Takashimaya Co. Ltd.	16,600	279
Takeda Pharmaceutical Co. Ltd.	75,232	1,951
Takeuchi Manufacturing Co. Ltd.	8,900	313
THK Co. Ltd.	29,736	534
Tohoku Electric Power Co., Inc.	24,500	221
Tokyo Electron Ltd.	6,581	1,445
Tokyo Seimitsu Co. Ltd.	6,200	471
Tokyo Tatemono Co. Ltd.	18,000	285
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
Japan – 10.9%continued
Tokyu Fudosan Holdings Corp.	36,800	$247
Toyo Suisan Kaisha Ltd.	6,400	380
Toyo Tire Corp.	18,300	293
Toyoda Gosei Co. Ltd.	13,200	233
Tsumura & Co.	8,500	217
Tsuruha Holdings, Inc.	8,517	485
Ulvac, Inc.	3,000	198
Yamaguchi Financial Group, Inc.	33,500	381
Yamato Holdings Co. Ltd.	52,590	577
		53,313
Jersey – 0.0%
Birkenstock Holding PLC*	3,448	188
Jordan – 0.1%
Hikma Pharmaceuticals PLC	12,353	294
Luxembourg – 0.1%
ArcelorMittal S.A.	20,452	466
Macau – 0.1%
MGM China Holdings Ltd.	193,600	301
Malaysia – 0.1%
CIMB Group Holdings Bhd.	406,733	585
Mexico – 0.1%
Fresnillo PLC	61,878	440
Netherlands – 6.3%
ABN AMRO Bank N.V. - C.V.A.	75,908	1,244
Adyen N.V.*	2,980	3,553
Akzo Nobel N.V.	36,709	2,232
ASM International N.V.	7,720	5,880
ASML Holding N.V.	1,989	2,052
ASML Holding N.V. (Registered)	4,955	5,068
ASR Nederland N.V.	9,239	440
BE Semiconductor Industries N.V.	3,010	503
Euronext N.V.	3,907	361
Fugro N.V.	20,160	485
Heineken N.V.	5,068	489
ING Groep N.V.	157,911	2,706
Koninklijke Philips N.V.*	136,722	3,438
NN Group N.V.	26,985	1,255
OCI N.V.	7,844	192
Randstad N.V.	17,221	780
VEON Ltd. ADR*	6,908	179
		30,857
NORTHERN FUNDS QUARTERLY REPORT  8 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
Norway – 0.1%
Norsk Hydro ASA	20,010	$125
Seadrill Ltd.*	4,997	255
		380
Russia – 0.0%
Gazprom PJSC ADR(3)	54,380	—
LUKOIL PJSC ADR(3)	4,766	—
Mobile TeleSystems PJSC ADR(3) (4)	64,508	—
Sberbank of Russia PJSC (Moscow Exchange)(3) (4) *	186,456	—
		—
Singapore – 1.1%
Frasers Logistics & Commercial Trust	201,200	141
Sea Ltd. ADR*	52,591	3,756
Sembcorp Industries Ltd.	97,500	345
United Overseas Bank Ltd.	44,800	1,034
		5,276
South Africa – 0.3%
Anglo American PLC	24,223	762
MTN Group Ltd.	75,250	349
Old Mutual Ltd.	740,350	502
		1,613
South Korea – 3.5%
AfreecaTV Co. Ltd.	2,711	259
Classys, Inc.	10,235	376
Cosmax, Inc.	1,662	234
Coupang, Inc.*	157,315	3,296
Coway Co. Ltd.	11,090	516
Dentium Co. Ltd.	2,813	241
Hankook Tire & Technology Co. Ltd.	9,538	313
Hanmi Pharm Co. Ltd.	1,018	199
HD Hyundai Electric Co. Ltd.	2,751	622
Hyundai Mobis Co. Ltd.	5,673	1,033
KB Financial Group, Inc.	20,775	1,178
KT Corp. ADR	70,916	969
LEENO Industrial, Inc.	1,422	241
LIG Nex1 Co. Ltd.	2,370	379
LOTTE Fine Chemical Co. Ltd.	4,592	148
NongShim Co. Ltd.	503	178
Samsung Electronics Co. Ltd.	72,706	4,273
Samsung Engineering Co. Ltd.*	12,228	214
Shinhan Financial Group Co. Ltd.	44,663	1,552
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
South Korea – 3.5%continued
SK Hynix, Inc.	3,055	$518
SOLUM Co. Ltd.*	11,265	172
		16,911
Spain – 1.3%
Acerinox S.A.	26,056	270
Aena S.M.E. S.A.	6,012	1,213
Amadeus IT Group S.A.	34,286	2,282
Bankinter S.A.	63,094	516
Cia de Distribucion Integral Logista Holdings S.A.	9,532	269
Iberdrola S.A.	60,668	787
Indra Sistemas S.A.	14,412	297
Laboratorios Farmaceuticos Rovi S.A.	3,823	358
Mapfre S.A.	82,881	191
Merlin Properties Socimi S.A.	38,704	432
		6,615
Sweden – 1.2%
AFRY AB	12,058	217
Avanza Bank Holding AB	10,072	245
Axfood AB	7,951	209
Evolution AB	21,146	2,204
Loomis AB	6,471	169
NCC AB, Class B	15,045	196
SKF AB, Class B	47,631	950
Telefonaktiebolaget LM Ericsson, Class B	163,568	1,015
Trelleborg AB, Class B	7,902	306
Wihlborgs Fastigheter AB	28,147	261
		5,772
Switzerland – 3.1%
Accelleron Industries A.G.	7,039	276
Adecco Group A.G. (Registered)	29,020	964
Bucher Industries A.G. (Registered)	471	190
Clariant A.G. (Registered)*	18,821	295
Flughafen Zurich A.G. (Registered)	1,241	274
Galenica A.G.	4,567	374
Julius Baer Group Ltd.	8,895	497
Logitech International S.A. (Registered)	2,232	215
Novartis A.G. (Registered)	36,005	3,857
PSP Swiss Property A.G. (Registered)	3,623	465
Siegfried Holding A.G. (Registered)*	396	411
Sulzer A.G. (Registered)	3,292	455
Swatch Group (The) A.G. (Bearer)	5,323	1,090
EQUITY FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
Switzerland – 3.1%continued
Swissquote Group Holding S.A. (Registered)	1,711	$538
Temenos A.G. (Registered)	15,912	1,097
UBS Group A.G. (Registered)	141,942	4,155
		15,153
Taiwan – 1.3%
Catcher Technology Co. Ltd.	72,703	519
Taiwan Semiconductor Manufacturing Co. Ltd.	201,000	5,978
		6,497
Thailand – 0.2%
Kasikornbank PCL (Registered)	175,329	600
Kasikornbank PCL NVDR	170,473	582
		1,182
Turkey – 0.0%
Eldorado Gold Corp.*	15,166	224
United Kingdom – 13.4%
3i Group PLC	84,018	3,240
4imprint Group PLC	4,832	356
AstraZeneca PLC	48,820	7,611
Babcock International Group PLC	51,527	340
BAE Systems PLC	297,476	4,967
Balfour Beatty PLC	62,567	289
Barclays PLC	1,276,193	3,367
Beazley PLC	37,387	335
Berkeley Group Holdings PLC	14,050	811
British American Tobacco PLC	124,503	3,827
British Land (The) Co. PLC	135,884	705
BT Group PLC	608,365	1,080
Bunzl PLC	23,972	909
Burberry Group PLC	50,916	565
CK Hutchison Holdings Ltd.	147,334	705
Compass Group PLC	114,972	3,130
Computacenter PLC	11,573	420
ConvaTec Group PLC	83,527	248
CVS Group PLC	11,159	142
DCC PLC	2,662	187
Diageo PLC	68,369	2,151
Drax Group PLC	31,859	198
easyJet PLC	171,168	988
Harbour Energy PLC	48,846	193
IMI PLC	11,017	246
Inchcape PLC	32,198	303
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
United Kingdom – 13.4%continued
Intermediate Capital Group PLC	13,172	$361
Investec PLC	41,203	299
J Sainsbury PLC	128,797	415
JET2 PLC	13,730	227
Kingfisher PLC	472,726	1,488
Land Securities Group PLC	67,444	529
Legal & General Group PLC	308,039	880
LondonMetric Property PLC	116,840	286
Man Group PLC/Jersey	102,631	314
Marks & Spencer Group PLC	123,086	443
Moneysupermarket.com Group PLC	98,926	278
NatWest Group PLC	232,460	912
Nomad Foods Ltd.	9,805	162
OSB Group PLC	44,609	242
Playtech PLC*	30,723	181
QinetiQ Group PLC	48,834	274
Reckitt Benckiser Group PLC	64,553	3,484
RELX PLC	7,760	356
RELX PLC (London Stock Exchange)	22,081	1,012
Rolls-Royce Holdings PLC*	826,299	4,776
Safestore Holdings PLC	20,791	202
Sage Group (The) PLC	297,191	4,076
Segro PLC	62,978	716
Serco Group PLC	156,475	356
Spectris PLC	4,909	173
Standard Chartered PLC	273,941	2,468
Tate & Lyle PLC	61,687	466
Taylor Wimpey PLC	137,456	246
Tritax Big Box REIT PLC	104,933	206
Unilever PLC	18,424	1,014
Weir Group (The) PLC	7,966	199
WPP PLC	128,524	1,178
		65,532
United States – 16.6%
Accenture PLC, Class A	1,151	349
Aon PLC, Class A	20,424	5,996
Arch Capital Group Ltd.*	43,286	4,367
Atlassian Corp., Class A*	23,466	4,151
BP PLC	823,567	4,962
CSL Ltd.	3,664	718
EPAM Systems, Inc.*	7,112	1,338
Experian PLC	108,182	5,017
Ferguson PLC	20,676	3,973
Globant S.A.*	4,083	728
NORTHERN FUNDS QUARTERLY REPORT  10 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
United States – 16.6%continued
GSK PLC	209,510	$4,038
Holcim A.G.*	11,056	981
ICON PLC*	38,035	11,923
IMAX Corp.*	16,306	273
Linde PLC	6,624	2,907
Medtronic PLC	29,102	2,291
Monday.com Ltd.*	12,469	3,002
Roche Holding A.G. (Genusschein)	10,565	2,932
Sanofi S.A.	14,813	1,424
Schneider Electric S.E.	12,922	3,083
Shell PLC	107,284	3,855
Shell PLC (CBOE Exchange)	86,851	3,120
Spotify Technology S.A.*	9,951	3,123
STERIS PLC	14,480	3,179
Waste Connections, Inc.	19,525	3,424
		81,154
Total Common Stocks
(Cost $366,201)		462,200

PREFERRED STOCKS – 0.8% (1)
Brazil – 0.4%
Banco Bradesco S.A. ADR*	593,527	1,329
Raizen S.A., 0.34%(5)	824,400	435
		1,764
Germany – 0.4%
Henkel A.G. & Co. KGaA, 2.24%(5)	8,512	759
Volkswagen A.G., 8.60%(5)	11,602	1,309
		2,068
Total Preferred Stocks
(Cost $4,171)		3,832

INVESTMENT COMPANIES – 4.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(6) (7)	18,517,644	18,518
Vanguard FTSE Developed Markets ETF	34,965	1,728
Total Investment Companies
(Cost $20,227)		20,246

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.15%, 10/3/24(8) (9)	$335	$330
Total Short-Term Investments
(Cost $330)		330

Total Investments – 99.4%
(Cost $390,929)		486,608
Other Assets less Liabilities – 0.6%		2,786
Net Assets – 100.0%		$489,394

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2024, the value of these securities amounted to approximately $3,487,000 or 0.7%
of net assets.

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)
Restricted security that has been deemed illiquid. At June 30, 2024, the value of these restricted illiquid securities amounted to $0 or 0.0% of net assets. Additional information on these restricted illiquid securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Mobile TeleSystems PJSC ADR	1/28/22-2/11/22	$498
Sberbank of Russia PJSC (Moscow Exchange)	1/3/19-11/25/20	625

(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2024 is disclosed.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

EQUITY FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

SDR – Swedish Depositary Receipt
Percentages shown are based on Net Assets.
At June 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI EAFE Index (United States Dollar)	86	$10,076	Long	9/24	$15
At June 30, 2024, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Euro	29.4%
United States Dollar	21.2
British Pound	19.0
Japanese Yen	10.9
All other currencies less than 5%	18.9
Total Investments	99.4
Other Assets less Liabilities	0.6
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Australia	$323	$3,068	$—	$3,391
Brazil	12,002	168	—	12,170
Burkina Faso	598	—	—	598
Canada	20,270	—	—	20,270
Chile	403	—	—	403
Denmark	237	13,586	—	13,823
India	3,977	2,880	—	6,857
Ireland	1	2,807	—	2,808
Israel	75	—	—	75
Italy	731	19,127	—	19,858
Jersey	188	—	—	188
Netherlands	5,247	25,610	—	30,857
Singapore	3,756	1,520	—	5,276
South Korea	4,265	12,646	—	16,911
Turkey	224	—	—	224
United Kingdom	162	65,370	—	65,532
United States	47,051	34,103	—	81,154
All Other Countries(1)	—	181,805	—	181,805
Total Common Stocks	99,510	362,690	—	462,200
Preferred Stocks:
Brazil	1,764	—	—	1,764
Germany	—	2,068	—	2,068
Total Preferred Stocks	1,764	2,068	—	3,832
Investment Companies	20,246	—	—	20,246
Short-Term Investments	—	330	—	330
Total Investments	$121,520	$365,088	$—	$486,608
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$15	$—	$—	$15

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$15,408	$34,884	$31,774	$247	$18,518	$18,517,644
NORTHERN FUNDS QUARTERLY REPORT  12 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)
Brazil – 2.8%
Ambev S.A.*	1,067,960	$2,182
Atacadao S.A.*	128,900	209
B3 S.A. - Brasil Bolsa Balcao	1,283,195	2,348
Banco Bradesco S.A.*	371,177	744
Banco BTG Pactual S.A.*	269,100	1,483
Banco do Brasil S.A.	388,488	1,851
BB Seguridade Participacoes S.A.	161,401	952
BRF S.A.*	136,200	552
Caixa Seguridade Participacoes S/A	130,500	334
CCR S.A.	224,000	465
Centrais Eletricas Brasileiras S.A.	275,300	1,767
Cia de Saneamento Basico do Estado de Sao Paulo S.A.B.ESP*	79,271	1,064
Cia Siderurgica Nacional S.A.	146,490	337
Cosan S.A.	280,088	678
CPFL Energia S.A.	50,400	296
Energisa S/A	55,700	456
Eneva S.A.*	124,200	283
Engie Brasil Energia S.A.	47,047	374
Equatorial Energia S.A.(A Bolsa do Brasil Exchange)	238,407	1,307
Hapvida Participacoes e Investimentos S.A.*	1,111,584	758
Hypera S.A.*	86,258	445
Klabin S.A.	188,775	724
Localiza Rent a Car S.A.*	208,505	1,563
Lojas Renner S.A.*	212,746	477
Natura & Co. Holding S.A.	205,501	572
Petroleo Brasileiro S.A.	846,734	6,107
PRIO S.A.	182,800	1,434
Raia Drogasil S.A.	292,427	1,346
Rede D'Or Sao Luiz S.A.*	125,300	611
Rumo S.A.	303,394	1,121
Sendas Distribuidora S/A*	297,454	549
Suzano S.A.*	180,585	1,843
Telefonica Brasil S.A.*	93,873	766
TIM S.A.	192,895	550
TOTVS S.A.*	123,355	672
Ultrapar Participacoes S.A.	165,248	640
Vale S.A.	777,913	8,674
Vibra Energia S.A.	235,300	880
WEG S.A.	379,948	2,864
		50,278
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
Chile – 0.4%
Banco de Chile	10,508,939	$1,173
Banco de Credito e Inversiones S.A.	18,001	506
Banco Santander Chile	15,405,744	724
Cencosud S.A.	302,635	571
Cia Sud Americana de Vapores S.A.	3,271,831	208
Empresas CMPC S.A.	264,204	497
Empresas Copec S.A.	88,849	684
Enel Americas S.A.	4,777,703	445
Enel Chile S.A.	5,939,190	335
Falabella S.A.*	203,582	628
Latam Airlines Group S.A.	41,142,796	561
		6,332
China – 24.3%
360 Security Technology, Inc., Class A	89,800	95
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	24,100	43
AAC Technologies Holdings, Inc.	164,500	647
Accelink Technologies Co. Ltd., Class A	11,600	60
ACM Research Shanghai, Inc., Class A	3,200	37
Advanced Micro-Fabrication Equipment, Inc. China, Class A	7,398	144
AECC Aero-Engine Control Co. Ltd., Class A	19,700	54
AECC Aviation Power Co. Ltd., Class A	36,300	183
Agricultural Bank of China Ltd., Class A	1,136,900	682
Agricultural Bank of China Ltd., Class H	6,293,367	2,691
Aier Eye Hospital Group Co. Ltd., Class A	124,676	177
AIMA Technology Group Co. Ltd., Class A	12,600	47
Air China Ltd., Class A*	182,100	185
Airtac International Group	31,765	963
Akeso, Inc.*	140,000	677
Alibaba Group Holding Ltd.	3,552,680	31,939
Alibaba Health Information Technology Ltd.*	1,204,000	482
Aluminum Corp. of China Ltd., Class A	145,900	153
Aluminum Corp. of China Ltd., Class H	949,435	648
Amlogic Shanghai Co. Ltd., Class A	6,175	50
Angel Yeast Co. Ltd., Class A	9,100	35
Anhui Conch Cement Co. Ltd., Class A	47,700	155
Anhui Conch Cement Co. Ltd., Class H	297,575	709
Anhui Gujing Distillery Co. Ltd., Class A	5,400	157
Anhui Gujing Distillery Co. Ltd., Class B	25,100	373
EQUITY FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
China – 24.3%continued
Anhui Jianghuai Automobile Group Corp. Ltd., Class A*	21,800	$48
Anhui Kouzi Distillery Co. Ltd., Class A	9,600	52
Anhui Yingjia Distillery Co. Ltd., Class A	9,500	75
Anjoy Foods Group Co. Ltd., Class A	4,100	42
Anker Innovations Technology Co. Ltd., Class A	5,330	52
ANTA Sports Products Ltd.	289,232	2,755
Asymchem Laboratories Tianjin Co. Ltd., Class A	4,340	39
Autobio Diagnostics Co. Ltd., Class A	8,000	51
Autohome, Inc. ADR	15,870	436
Avary Holding Shenzhen Co. Ltd., Class A	36,700	200
AVIC Industry-Finance Holdings Co. Ltd., Class A	128,200	39
AviChina Industry & Technology Co. Ltd., Class H	554,313	249
AVICOPTER PLC, Class A	9,300	53
BAIC BluePark New Energy Technology Co. Ltd., Class A*	53,800	60
Baidu, Inc., Class A*	521,232	5,641
Bank of Beijing Co. Ltd., Class A	267,900	215
Bank of Changsha Co. Ltd., Class A	50,200	56
Bank of Chengdu Co. Ltd., Class A	57,700	121
Bank of China Ltd., Class A	427,900	272
Bank of China Ltd., Class H	18,222,652	8,943
Bank of Communications Co. Ltd., Class A	545,100	561
Bank of Communications Co. Ltd., Class H	1,981,117	1,556
Bank of Hangzhou Co. Ltd., Class A	81,220	146
Bank of Jiangsu Co. Ltd., Class A	277,844	284
Bank of Nanjing Co. Ltd., Class A	129,396	185
Bank of Ningbo Co. Ltd., Class A	95,350	290
Bank of Shanghai Co. Ltd., Class A	207,971	208
Bank of Suzhou Co. Ltd., Class A	26,200	27
Baoshan Iron & Steel Co. Ltd., Class A	326,396	299
BeiGene Ltd.*	155,034	1,700
Beijing Enlight Media Co. Ltd., Class A	44,400	51
Beijing Enterprises Holdings Ltd.	109,771	368
Beijing Enterprises Water Group Ltd.	833,886	256
Beijing Kingsoft Office Software, Inc., Class A	5,789	180
Beijing New Building Materials PLC, Class A	20,100	82
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
China – 24.3%continued
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	15,500	$26
Beijing Roborock Technology Co. Ltd., Class A	1,353	73
Beijing Tiantan Biological Products Corp. Ltd., Class A	30,000	101
Beijing Tongrentang Co. Ltd., Class A	17,800	94
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	11,158	101
Beijing Yanjing Brewery Co. Ltd., Class A	23,100	28
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	701,500	518
Beiqi Foton Motor Co. Ltd., Class A*	157,200	49
Bethel Automotive Safety Systems Co. Ltd., Class A	8,120	44
Bilibili, Inc., Class Z*	51,011	796
Bloomage Biotechnology Corp. Ltd., Class A	4,950	38
BOC Aviation Ltd.	45,100	323
BOC International China Co. Ltd., Class A	28,600	36
BOE Technology Group Co. Ltd., Class A	535,700	301
Bosideng International Holdings Ltd.	902,000	562
Brilliance China Automotive Holdings Ltd.	686,000	721
BYD Co. Ltd., Class A	25,500	876
BYD Co. Ltd., Class H	238,199	7,069
BYD Electronic International Co. Ltd.	180,500	901
By-health Co. Ltd., Class A	24,200	45
C&D International Investment Group Ltd.	138,327	257
Caitong Securities Co. Ltd., Class A	58,910	54
Cambricon Technologies Corp. Ltd., Class A*	4,731	130
Cathay Biotech, Inc., Class A	7,200	45
CGN Power Co. Ltd., Class A	261,900	167
CGN Power Co. Ltd., Class H	2,339,000	1,029
Changchun High & New Technology Industry Group, Inc., Class A	5,100	64
Changjiang Securities Co. Ltd., Class A	97,000	64
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	4,100	63
Chaozhou Three-Circle Group Co. Ltd., Class A	27,200	109
NORTHERN FUNDS QUARTERLY REPORT  14 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
China – 24.3%continued
Chifeng Jilong Gold Mining Co. Ltd., Class A	25,500	$57
China Baoan Group Co. Ltd., Class A	38,400	45
China CITIC Bank Corp. Ltd., Class H	2,033,286	1,303
China Coal Energy Co. Ltd., Class H	469,000	547
China Communications Services Corp. Ltd., Class H	527,035	284
China Construction Bank Corp., Class A	102,900	105
China Construction Bank Corp., Class H	21,975,693	16,230
China CSSC Holdings Ltd., Class A	56,000	314
China Eastern Airlines Corp. Ltd., Class A*	279,200	154
China Energy Engineering Corp. Ltd., Class A	430,300	126
China Everbright Bank Co. Ltd., Class A	663,400	289
China Everbright Bank Co. Ltd., Class H	712,000	221
China Feihe Ltd.	788,000	365
China Film Co. Ltd., Class A*	28,100	42
China Galaxy Securities Co. Ltd., Class A	101,300	151
China Galaxy Securities Co. Ltd., Class H	837,500	439
China Gas Holdings Ltd.	600,895	537
China Great Wall Securities Co. Ltd., Class A	89,900	83
China Greatwall Technology Group Co. Ltd., Class A	30,000	36
China Hongqiao Group Ltd.	657,500	995
China Huishan Dairy Holdings Co. Ltd.(2) *	1,922,380	—
China International Capital Corp. Ltd., Class A	32,300	131
China International Capital Corp. Ltd., Class H	355,600	395
China Jushi Co. Ltd., Class A	51,222	78
China Life Insurance Co. Ltd., Class A	35,600	152
China Life Insurance Co. Ltd., Class H	1,698,544	2,399
China Literature Ltd.*	87,600	282
China Longyuan Power Group Corp. Ltd., Class H	765,473	687
China Mengniu Dairy Co. Ltd.	706,870	1,265
China Merchants Bank Co. Ltd., Class A	278,679	1,309
China Merchants Bank Co. Ltd., Class H	896,433	4,071
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
China – 24.3%continued
China Merchants Energy Shipping Co. Ltd., Class A	109,700	$128
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	49,900	81
China Merchants Port Holdings Co. Ltd.	288,067	428
China Merchants Securities Co. Ltd., Class A	117,310	224
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A*	136,000	164
China Minsheng Banking Corp. Ltd., Class A	466,840	244
China Minsheng Banking Corp. Ltd., Class H	1,549,154	536
China National Building Material Co. Ltd., Class H	1,074,000	386
China National Chemical Engineering Co. Ltd., Class A	73,800	84
China National Medicines Corp. Ltd., Class A	11,400	48
China National Nuclear Power Co. Ltd., Class A	271,098	398
China National Software & Service Co. Ltd., Class A*	10,400	43
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	46,900	111
China Oilfield Services Ltd., Class H	408,757	393
China Overseas Land & Investment Ltd.	870,695	1,508
China Pacific Insurance Group Co. Ltd., Class A	97,800	374
China Pacific Insurance Group Co. Ltd., Class H	595,337	1,452
China Petroleum & Chemical Corp., Class A	446,800	389
China Petroleum & Chemical Corp., Class H	5,578,628	3,614
China Power International Development Ltd.	1,136,000	588
China Railway Group Ltd., Class A	257,500	231
China Railway Group Ltd., Class H	1,004,827	553
China Railway Signal & Communication Corp. Ltd., Class A	110,341	91
China Rare Earth Resources And Technology Co. Ltd., Class A	14,300	50
China Resources Beer Holdings Co. Ltd.	375,948	1,260
China Resources Gas Group Ltd.	204,458	716
China Resources Land Ltd.	728,932	2,476
EQUITY FUNDS 15 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
China – 24.3%continued
China Resources Microelectronics Ltd., Class A	19,967	$103
China Resources Mixc Lifestyle Services Ltd.	161,800	536
China Resources Pharmaceutical Group Ltd.	446,500	331
China Resources Power Holdings Co. Ltd.	437,735	1,343
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	19,110	112
China Ruyi Holdings Ltd.*	1,488,000	400
China Shenhua Energy Co. Ltd., Class A	89,300	545
China Shenhua Energy Co. Ltd., Class H	764,136	3,517
China Southern Airlines Co. Ltd., Class A*	149,900	122
China State Construction Engineering Corp. Ltd., Class A	611,780	447
China State Construction International Holdings Ltd.	469,600	641
China Taiping Insurance Holdings Co. Ltd.	334,304	341
China Three Gorges Renewables Group Co. Ltd., Class A	420,000	252
China Tourism Group Duty Free Corp. Ltd., Class A	28,300	243
China Tourism Group Duty Free Corp. Ltd., Class H	24,100	147
China Tower Corp. Ltd., Class H	10,088,000	1,304
China United Network Communications Ltd., Class A	436,900	283
China Vanke Co. Ltd., Class A	108,300	103
China Vanke Co. Ltd., Class H	501,372	299
China XD Electric Co. Ltd., Class A	84,400	93
China Yangtze Power Co. Ltd., Class A	335,900	1,337
China Zhenhua Group Science & Technology Co. Ltd., Class A	5,900	34
China Zheshang Bank Co. Ltd., Class A	252,330	96
Chongqing Brewery Co. Ltd., Class A	5,300	44
Chongqing Changan Automobile Co. Ltd., Class A	104,368	193
Chongqing Rural Commercial Bank Co. Ltd., Class A	136,800	95
Chongqing Zhifei Biological Products Co. Ltd., Class A	28,850	111
Chow Tai Fook Jewellery Group Ltd.	467,200	505
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
China – 24.3%continued
CITIC Ltd.	1,330,803	$1,207
Citic Pacific Special Steel Group Co. Ltd., Class A	58,700	110
CITIC Securities Co. Ltd., Class A	162,045	406
CITIC Securities Co. Ltd., Class H	372,400	548
CMOC Group Ltd., Class A	236,400	276
CMOC Group Ltd., Class H	828,000	754
CNGR Advanced Material Co. Ltd., Class A	10,502	45
CNOOC Energy Technology & Services Ltd., Class A	116,600	66
CNPC Capital Co. Ltd., Class A	123,100	94
Contemporary Amperex Technology Co. Ltd., Class A	60,940	1,505
COSCO SHIPPING Development Co. Ltd., Class A	118,200	42
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	63,900	137
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	266,000	345
COSCO SHIPPING Holdings Co. Ltd., Class A	191,780	408
COSCO SHIPPING Holdings Co. Ltd., Class H	669,650	1,171
Country Garden Holdings Co. Ltd.(2) *	2,548,886	100
CRRC Corp. Ltd., Class A	356,700	368
CRRC Corp. Ltd., Class H	956,000	617
CSC Financial Co. Ltd., Class A	53,600	142
CSPC Innovation Pharmaceutical Co. Ltd., Class A	15,120	52
CSPC Pharmaceutical Group Ltd.	1,917,360	1,519
CSSC Science & Technology Co. Ltd., Class A*	19,600	36
Daqin Railway Co. Ltd., Class A	260,500	257
DaShenLin Pharmaceutical Group Co. Ltd., Class A	17,092	34
Datang International Power Generation Co. Ltd., Class A	170,500	71
Dong-E-E-Jiao Co. Ltd., Class A	10,100	87
Dongfang Electric Corp. Ltd., Class A	31,200	79
Dongxing Securities Co. Ltd., Class A	55,700	61
East Money Information Co. Ltd., Class A	227,724	331
Eastroc Beverage Group Co. Ltd., Class A	4,400	130
Ecovacs Robotics Co. Ltd., Class A	8,100	52
NORTHERN FUNDS QUARTERLY REPORT  16 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
China – 24.3%continued
Empyrean Technology Co. Ltd., Class A	3,700	$39
ENN Energy Holdings Ltd.	179,579	1,479
ENN Natural Gas Co. Ltd., Class A	31,600	90
Eoptolink Technology, Inc. Ltd., Class A	7,700	112
Eve Energy Co. Ltd., Class A	27,496	150
Everbright Securities Co. Ltd., Class A	44,198	89
Everdisplay Optronics Shanghai Co. Ltd., Class A*	140,978	38
Far East Horizon Ltd.	415,000	270
FAW Jiefang Group Co. Ltd., Class A	48,500	52
First Capital Securities Co. Ltd., Class A	72,300	51
Flat Glass Group Co. Ltd., Class A	23,600	65
Flat Glass Group Co. Ltd., Class H	97,000	143
Focus Media Information Technology Co. Ltd., Class A	225,400	188
Foshan Haitian Flavouring & Food Co. Ltd., Class A	61,158	290
Fosun International Ltd.	546,865	294
Founder Securities Co. Ltd., Class A	128,200	136
Foxconn Industrial Internet Co. Ltd., Class A	172,600	641
Fuyao Glass Industry Group Co. Ltd., Class A	24,792	164
Fuyao Glass Industry Group Co. Ltd., Class H	141,200	817
GalaxyCore, Inc., Class A	40,726	68
Ganfeng Lithium Group Co. Ltd., Class A	27,140	107
Ganfeng Lithium Group Co. Ltd., Class H	78,720	153
GCL Technology Holdings Ltd.	4,916,000	729
GD Power Development Co. Ltd., Class A	242,200	200
Geely Automobile Holdings Ltd.	1,405,641	1,581
GEM Co. Ltd., Class A	131,300	115
Genscript Biotech Corp.*	260,000	276
GF Securities Co. Ltd., Class A	77,893	130
GF Securities Co. Ltd., Class H	223,000	185
Giant Biogene Holding Co. Ltd.	66,000	387
GigaDevice Semiconductor, Inc., Class A*	8,880	116
Ginlong Technologies Co. Ltd., Class A	4,450	25
GoerTek, Inc., Class A	41,300	111
Goldwind Science & Technology Co. Ltd., Class A	42,100	39
Goneo Group Co. Ltd., Class A	10,585	112
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
China – 24.3%continued
Gotion High-tech Co. Ltd., Class A	24,200	$64
Great Wall Motor Co. Ltd., Class A	35,500	124
Great Wall Motor Co. Ltd., Class H	524,296	808
Gree Electric Appliances, Inc. of Zhuhai, Class A	38,800	209
GRG Banking Equipment Co. Ltd., Class A	43,100	62
Guangdong Haid Group Co. Ltd., Class A	22,400	145
Guangdong HEC Technology Holding Co. Ltd., Class A	48,500	47
Guangdong Investment Ltd.	646,514	378
Guanghui Energy Co. Ltd., Class A	80,900	75
Guangzhou Automobile Group Co. Ltd., Class A	68,100	73
Guangzhou Automobile Group Co. Ltd., Class H	683,664	241
Guangzhou Baiyun International Airport Co. Ltd., Class A*	21,600	28
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	22,500	91
Guangzhou Haige Communications Group, Inc. Co., Class A	40,500	58
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,100	27
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,200	33
Guangzhou Tinci Materials Technology Co. Ltd., Class A	22,180	53
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	37,347	25
Guolian Securities Co. Ltd., Class A*	13,800	18
Guosen Securities Co. Ltd., Class A	81,200	97
Guotai Junan Securities Co. Ltd., Class A	105,500	196
Guoyuan Securities Co. Ltd., Class A	120,360	100
H World Group Ltd. ADR	47,234	1,574
Haidilao International Holding Ltd.	381,000	684
Haier Smart Home Co. Ltd., Class A	89,097	348
Haier Smart Home Co. Ltd., Class H	546,400	1,826
Hainan Airlines Holding Co. Ltd., Class A*	720,100	101
Hainan Airport Infrastructure Co. Ltd., Class A*	122,100	53
Haitian International Holdings Ltd.	153,000	436
Haitong Securities Co. Ltd., Class A	119,900	141
EQUITY FUNDS 17 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
China – 24.3%continued
Haitong Securities Co. Ltd., Class H	686,033	$318
Hang Zhou Great Star Industrial Co. Ltd., Class A	15,800	54
Hangzhou First Applied Material Co. Ltd., Class A	34,659	70
Hangzhou Oxygen Plant Group Co. Ltd., Class A	11,900	36
Hangzhou Robam Appliances Co. Ltd., Class A	7,600	23
Hangzhou Silan Microelectronics Co. Ltd., Class A*	17,200	41
Hangzhou Tigermed Consulting Co. Ltd., Class A	6,500	43
Hansoh Pharmaceutical Group Co. Ltd.	270,000	564
Haohua Chemical Science & Technology Co. Ltd., Class A	11,700	47
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	10,500	31
Heilongjiang Agriculture Co. Ltd., Class A	30,600	53
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	34,200	95
Henan Shuanghui Investment & Development Co. Ltd., Class A	47,600	156
Hengan International Group Co. Ltd.	141,398	431
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	23,700	41
Hengli Petrochemical Co. Ltd., Class A	104,160	200
Hengtong Optic-electric Co. Ltd., Class A	37,800	82
Hengyi Petrochemical Co. Ltd., Class A	57,330	56
Hesteel Co. Ltd., Class A	142,400	38
Hisense Home Appliances Group Co. Ltd., Class A	14,300	64
Hisense Home Appliances Group Co. Ltd., Class H	79,000	260
Hisense Visual Technology Co. Ltd., Class A	15,100	51
Hithink RoyalFlush Information Network Co. Ltd., Class A	6,100	87
HLA Group Corp. Ltd., Class A	53,800	68
Horizon Construction Development Ltd.*	76,851	15
Hoshine Silicon Industry Co. Ltd., Class A*	10,900	70
Hua Hong Semiconductor Ltd.	127,000	358
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
China – 24.3%continued
Huadian Power International Corp. Ltd., Class A	84,100	$80
Huadong Medicine Co. Ltd., Class A	22,720	87
Huafon Chemical Co. Ltd., Class A	111,100	110
Huagong Tech Co. Ltd., Class A	10,600	43
Huaibei Mining Holdings Co. Ltd., Class A	35,200	81
Hualan Biological Engineering, Inc., Class A	26,070	57
Huaneng Power International, Inc., Class A*	148,100	196
Huaneng Power International, Inc., Class H*	872,501	647
Huatai Securities Co. Ltd., Class A	106,100	181
Huatai Securities Co. Ltd., Class H	299,600	330
Huaxia Bank Co. Ltd., Class A	156,390	138
Huayu Automotive Systems Co. Ltd., Class A	42,200	95
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	13,900	61
Huizhou Desay Sv Automotive Co. Ltd., Class A	8,300	100
Humanwell Healthcare Group Co. Ltd., Class A	22,400	53
Hunan Valin Steel Co. Ltd., Class A	101,900	62
Hundsun Technologies, Inc., Class A	23,645	57
Hwatsing Technology Co. Ltd., Class A	1,706	44
Hygeia Healthcare Holdings Co. Ltd.	80,800	292
Hygon Information Technology Co. Ltd., Class A	33,132	321
IEIT Systems Co. Ltd., Class A	17,856	89
Iflytek Co. Ltd., Class A	33,700	199
Imeik Technology Development Co. Ltd., Class A	4,200	100
Industrial & Commercial Bank of China Ltd., Class A	869,400	682
Industrial & Commercial Bank of China Ltd., Class H	14,851,023	8,821
Industrial Bank Co. Ltd., Class A	275,200	667
Industrial Securities Co. Ltd., Class A	126,400	88
Ingenic Semiconductor Co. Ltd., Class A	4,200	32
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	580,400	112
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	29,200	85
NORTHERN FUNDS QUARTERLY REPORT  18 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
China – 24.3%continued
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	190,600	$97
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	92,100	327
Inner Mongolia Yitai Coal Co. Ltd., Class B	224,800	403
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	53,900	51
Innovent Biologics, Inc.*	275,500	1,299
iQIYI, Inc. ADR*	109,652	402
Isoftstone Information Technology Group Co. Ltd., Class A	10,100	49
JA Solar Technology Co. Ltd., Class A	41,916	65
Jason Furniture Hangzhou Co. Ltd., Class A	8,450	38
JCET Group Co. Ltd., Class A	30,900	134
JCHX Mining Management Co. Ltd., Class A	11,400	79
JD Health International, Inc.*	256,300	697
JD Logistics, Inc.*	467,500	501
JD.com, Inc., Class A	529,866	6,846
Jiangsu Eastern Shenghong Co. Ltd., Class A	89,900	99
Jiangsu Expressway Co. Ltd., Class H	260,000	277
Jiangsu Hengli Hydraulic Co. Ltd., Class A	16,468	106
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	84,285	446
Jiangsu King's Luck Brewery JSC Ltd., Class A	21,600	137
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	13,100	43
Jiangsu Pacific Quartz Co. Ltd., Class A	7,350	30
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	34,400	52
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	22,900	254
Jiangsu Yangnong Chemical Co. Ltd., Class A	6,110	47
Jiangsu Yoke Technology Co. Ltd., Class A	7,700	67
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	23,400	121
Jiangsu Zhongtian Technology Co. Ltd., Class A	40,200	88
Jiangxi Copper Co. Ltd., Class A	33,099	107
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
China – 24.3%continued
Jiangxi Copper Co. Ltd., Class H	240,000	$476
Jinduicheng Molybdenum Co. Ltd., Class A	33,100	47
Jinko Solar Co. Ltd., Class A	139,783	137
Jizhong Energy Resources Co. Ltd., Class A	54,400	50
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	34,700	53
Jointown Pharmaceutical Group Co. Ltd., Class A	62,697	42
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	8,400	26
Juneyao Airlines Co. Ltd., Class A	25,900	39
Kangmei Pharmaceutical Co. Ltd., Class A(2) *	4,952	—
Kanzhun Ltd. ADR	60,285	1,134
KE Holdings, Inc. ADR	148,672	2,104
Kingdee International Software Group Co. Ltd.*	655,000	613
Kingnet Network Co. Ltd., Class A	29,000	38
Kingsoft Corp. Ltd.	213,703	617
Kuaishou Technology*	530,400	3,132
Kuang-Chi Technologies Co. Ltd., Class A*	32,000	76
Kunlun Energy Co. Ltd.	891,230	922
Kunlun Tech Co. Ltd., Class A	13,900	61
Kweichow Moutai Co. Ltd., Class A	17,095	3,448
LB Group Co. Ltd., Class A	29,400	75
Lenovo Group Ltd.	1,824,000	2,573
Lens Technology Co. Ltd., Class A	60,300	151
Lepu Medical Technology Beijing Co. Ltd., Class A	17,300	35
Li Auto, Inc., Class A*	282,330	2,521
Li Ning Co. Ltd.	538,500	1,139
Liaoning Port Co. Ltd., Class A	253,500	43
Lingyi iTech Guangdong Co., Class A	107,200	105
Livzon Pharmaceutical Group, Inc., Class A	10,600	54
Longfor Group Holdings Ltd.	445,169	610
LONGi Green Energy Technology Co. Ltd., Class A*	97,669	189
Luxshare Precision Industry Co. Ltd., Class A	102,605	553
Luzhou Laojiao Co. Ltd., Class A	20,800	411
EQUITY FUNDS 19 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
China – 24.3%continued
Mango Excellent Media Co. Ltd., Class A	22,070	$64
Maxscend Microelectronics Co. Ltd., Class A	6,780	73
Meihua Holdings Group Co. Ltd., Class A	45,200	62
Meituan, Class B*	1,156,618	16,387
Metallurgical Corp. of China Ltd., Class A	198,300	85
MGI Tech Co. Ltd., Class A	7,450	49
Midea Group Co. Ltd., Class A	45,700	406
MINISO Group Holding Ltd., Class A	82,636	394
MMG Ltd.*	708,000	270
Montage Technology Co. Ltd., Class A	13,959	110
Muyuan Foods Co. Ltd., Class A	77,678	466
Nanjing Iron & Steel Co. Ltd., Class A	121,500	83
Nanjing Securities Co. Ltd., Class A	49,300	52
NARI Technology Co. Ltd., Class A	117,306	403
National Silicon Industry Group Co. Ltd., Class A*	53,705	102
NAURA Technology Group Co. Ltd., Class A	7,500	330
NetEase, Inc.	441,875	8,436
New China Life Insurance Co. Ltd., Class A	35,600	147
New China Life Insurance Co. Ltd., Class H	193,052	368
New Hope Liuhe Co. Ltd., Class A*	63,200	79
New Oriental Education & Technology Group, Inc.*	340,420	2,631
Ninestar Corp., Class A*	19,800	72
Ningbo Deye Technology Co. Ltd., Class A	5,796	59
Ningbo Joyson Electronic Corp., Class A	10,600	22
Ningbo Orient Wires & Cables Co. Ltd., Class A	6,900	46
Ningbo Sanxing Medical Electric Co. Ltd., Class A	23,000	111
Ningbo Shanshan Co. Ltd., Class A	25,600	29
Ningbo Tuopu Group Co. Ltd., Class A	13,100	97
Ningxia Baofeng Energy Group Co. Ltd., Class A*	115,100	274
NIO, Inc. ADR*	307,016	1,277
Nongfu Spring Co. Ltd., Class H	456,800	2,166
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
China – 24.3%continued
Offshore Oil Engineering Co. Ltd., Class A	50,500	$41
OFILM Group Co. Ltd., Class A*	34,800	37
Oppein Home Group, Inc., Class A	6,220	46
Orient Securities Co. Ltd., Class A	102,839	107
Oriental Pearl Group Co. Ltd., Class A	44,100	37
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	82,300	28
PDD Holdings, Inc. ADR*	136,305	18,122
People.cn Co. Ltd., Class A	12,400	34
People's Insurance Co. Group of China (The) Ltd., Class A	152,500	108
People's Insurance Co. Group of China (The) Ltd., Class H*	1,931,535	663
PetroChina Co. Ltd., Class A	303,100	430
PetroChina Co. Ltd., Class H	4,807,438	4,862
Pharmaron Beijing Co. Ltd., Class A	19,125	49
PICC Property & Casualty Co. Ltd., Class H	1,563,359	1,940
Ping An Bank Co. Ltd., Class A	252,400	353
Ping An Insurance Group Co. of China Ltd., Class A	147,335	837
Ping An Insurance Group Co. of China Ltd., Class H	1,531,406	6,963
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	40,000	62
Piotech, Inc., Class A	4,201	69
Poly Developments and Holdings Group Co. Ltd., Class A	158,200	190
Pop Mart International Group Ltd.	107,400	525
Postal Savings Bank of China Co. Ltd., Class A	443,200	309
Postal Savings Bank of China Co. Ltd., Class H	1,726,000	1,012
Power Construction Corp. of China Ltd., Class A	233,100	179
Qifu Technology, Inc. ADR	28,100	554
Qinghai Salt Lake Industry Co. Ltd., Class A*	69,700	167
Range Intelligent Computing Technology Group Co. Ltd., Class A	13,700	45
Rockchip Electronics Co. Ltd., Class A	5,300	43
Rongsheng Petrochemical Co. Ltd., Class A	129,100	172
SAIC Motor Corp. Ltd., Class A	97,593	186
Sailun Group Co. Ltd., Class A	48,300	93
NORTHERN FUNDS QUARTERLY REPORT  20 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
China – 24.3%continued
Sanan Optoelectronics Co. Ltd., Class A	83,600	$135
Sangfor Technologies, Inc., Class A	4,400	31
Sany Heavy Industry Co. Ltd., Class A	116,800	265
Satellite Chemical Co. Ltd., Class A	43,761	108
SDIC Capital Co. Ltd., Class A	96,000	75
SDIC Power Holdings Co. Ltd., Class A	107,000	269
Seres Group Co. Ltd., Class A*	20,700	259
SF Holding Co. Ltd., Class A	64,900	318
SG Micro Corp., Class A	5,850	67
Shaanxi Coal Industry Co. Ltd., Class A	128,700	457
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	32,550	45
Shandong Gold Mining Co. Ltd., Class A	45,337	169
Shandong Gold Mining Co. Ltd., Class H	160,500	316
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	11,800	62
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,340	100
Shandong Linglong Tyre Co. Ltd., Class A	17,500	44
Shandong Nanshan Aluminum Co. Ltd., Class A	171,500	90
Shandong Sun Paper Industry JSC Ltd., Class A	32,500	62
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	577,716	275
Shanghai Aiko Solar Energy Co. Ltd., Class A	24,500	30
Shanghai Baosight Software Co. Ltd., Class A	24,480	108
Shanghai Baosight Software Co. Ltd., Class B	160,132	259
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	3,026	77
Shanghai Construction Group Co. Ltd., Class A	87,900	26
Shanghai Electric Group Co. Ltd., Class A*	161,200	82
Shanghai Electric Power Co. Ltd., Class A	45,700	62
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	25,300	77
Shanghai International Airport Co. Ltd., Class A*	17,200	76
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
China – 24.3%continued
Shanghai International Port Group Co. Ltd., Class A	109,600	$87
Shanghai Jinjiang International Hotels Co. Ltd., Class A	12,600	40
Shanghai Lingang Holdings Corp. Ltd., Class A	52,380	66
Shanghai M&G Stationery, Inc., Class A	10,400	45
Shanghai Moons' Electric Co. Ltd., Class A	4,700	26
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	37,200	98
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	181,747	273
Shanghai Pudong Development Bank Co. Ltd., Class A	418,692	474
Shanghai Putailai New Energy Technology Co. Ltd., Class A	25,752	50
Shanghai RAAS Blood Products Co. Ltd., Class A	94,600	102
Shanghai Rural Commercial Bank Co. Ltd., Class A	113,200	105
Shanghai United Imaging Healthcare Co. Ltd., Class A	10,770	163
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	54,500	39
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	16,700	42
Shanxi Coal International Energy Group Co. Ltd., Class A	20,300	41
Shanxi Coking Coal Energy Group Co. Ltd., Class A	79,120	112
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	36,200	90
Shanxi Meijin Energy Co. Ltd., Class A*	56,000	37
Shanxi Taigang Stainless Steel Co. Ltd., Class A*	87,300	41
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	16,960	491
Shede Spirits Co. Ltd., Class A	3,500	27
Shenergy Co. Ltd., Class A	41,700	51
Shengyi Technology Co. Ltd., Class A	26,300	76
Shennan Circuits Co. Ltd., Class A	7,480	108
Shenwan Hongyuan Group Co. Ltd., Class A	312,200	185
Shenzhen Capchem Technology Co. Ltd., Class A	10,260	40
EQUITY FUNDS 21 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
China – 24.3%continued
Shenzhen Energy Group Co. Ltd., Class A	58,255	$58
Shenzhen Goodix Technology Co. Ltd., Class A	4,900	46
Shenzhen Inovance Technology Co. Ltd., Class A	18,900	133
Shenzhen Kangtai Biological Products Co. Ltd., Class A	11,360	24
Shenzhen Kedali Industry Co. Ltd., Class A	3,500	37
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	17,100	685
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,800	91
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	18,000	66
Shenzhen Transsion Holdings Co. Ltd., Class A	14,548	153
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	14,500	51
Shenzhou International Group Holdings Ltd.	187,600	1,836
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	18,940	40
Sichuan Changhong Electric Co. Ltd., Class A	61,100	38
Sichuan Chuantou Energy Co. Ltd., Class A	56,000	144
Sichuan Hebang Biotechnology Co. Ltd., Class A*	135,700	31
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	23,200	97
Sichuan Road and Bridge Group Co. Ltd., Class A	101,600	110
Sichuan Swellfun Co. Ltd., Class A	4,700	24
Sieyuan Electric Co. Ltd., Class A	11,000	101
Silergy Corp.	74,000	1,046
Sinolink Securities Co. Ltd., Class A	36,600	38
Sinoma International Engineering Co., Class A	22,900	38
Sinoma Science & Technology Co. Ltd., Class A	26,300	47
Sinomine Resource Group Co. Ltd., Class A	9,800	36
Sinopharm Group Co. Ltd., Class H	307,114	814
Sinotruk Hong Kong Ltd.	148,500	385
Smoore International Holdings Ltd.	422,000	512
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
China – 24.3%continued
Songcheng Performance Development Co. Ltd., Class A	24,100	$27
SooChow Securities Co. Ltd., Class A	45,943	37
Southwest Securities Co. Ltd., Class A	103,600	51
Spring Airlines Co. Ltd., Class A*	15,800	122
StarPower Semiconductor Ltd., Class A	2,660	31
Sungrow Power Supply Co. Ltd., Class A	28,000	238
Sunny Optical Technology Group Co. Ltd.	163,125	1,007
Sunresin New Materials Co. Ltd., Class A	4,800	28
Sunwoda Electronic Co. Ltd., Class A	17,800	37
SUPCON Technology Co. Ltd., Class A	8,381	44
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	25,700	73
Suzhou Maxwell Technologies Co. Ltd., Class A	3,648	60
Suzhou TFC Optical Communication Co. Ltd., Class A	6,300	77
TAL Education Group ADR*	99,749	1,064
TBEA Co. Ltd., Class A	66,690	127
TCL Technology Group Corp., Class A	266,410	158
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	52,750	63
Tencent Holdings Ltd.	1,507,389	71,542
Tencent Music Entertainment Group ADR	170,125	2,390
Thunder Software Technology Co. Ltd., Class A	6,900	43
Tian Di Science & Technology Co. Ltd., Class A	83,700	79
Tianfeng Securities Co. Ltd., Class A*	107,300	32
Tianqi Lithium Corp., Class A	18,800	77
Tianshan Aluminum Group Co. Ltd., Class A	77,200	86
Tianshui Huatian Technology Co. Ltd., Class A	27,200	31
Tingyi Cayman Islands Holding Corp.	466,435	564
Tongcheng Travel Holdings Ltd.	284,400	566
TongFu Microelectronics Co. Ltd., Class A	22,400	69
Tongkun Group Co. Ltd., Class A*	24,900	55
Tongling Nonferrous Metals Group Co. Ltd., Class A	159,700	79
Tongwei Co. Ltd., Class A	62,300	164
NORTHERN FUNDS QUARTERLY REPORT  22 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
China – 24.3%continued
Topsports International Holdings Ltd.	402,000	$213
TravelSky Technology Ltd., Class H	194,000	226
Trina Solar Co. Ltd., Class A	28,251	66
Trip.com Group Ltd.*	125,673	5,951
Tsingtao Brewery Co. Ltd., Class A	8,300	83
Tsingtao Brewery Co. Ltd., Class H	145,767	971
Unigroup Guoxin Microelectronics Co. Ltd., Class A	10,479	76
Unisplendour Corp. Ltd., Class A	32,948	102
Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,900	53
Vipshop Holdings Ltd. ADR	85,689	1,116
Walvax Biotechnology Co. Ltd., Class A	20,500	32
Wanda Film Holding Co. Ltd., Class A*	31,200	52
Wanhua Chemical Group Co. Ltd., Class A	41,300	459
Want Want China Holdings Ltd.	1,087,870	658
Weichai Power Co. Ltd., Class A	93,300	209
Weichai Power Co. Ltd., Class H	441,812	842
Weihai Guangwei Composites Co. Ltd., Class A*	12,640	43
Wens Foodstuffs Group Co. Ltd., Class A	82,200	224
Western Mining Co. Ltd., Class A	37,500	92
Western Securities Co. Ltd., Class A	61,100	52
Western Superconducting Technologies Co. Ltd., Class A	8,653	46
Will Semiconductor Co. Ltd. Shanghai, Class A	17,635	241
Wingtech Technology Co. Ltd., Class A*	14,600	57
Wintime Energy Group Co. Ltd., Class A*	307,400	50
Wuchan Zhongda Group Co. Ltd., Class A	54,900	33
Wuhan Guide Infrared Co. Ltd., Class A	42,825	35
Wuliangye Yibin Co. Ltd., Class A	53,800	947
WUS Printed Circuit Kunshan Co. Ltd., Class A	28,180	140
WuXi AppTec Co. Ltd., Class A	33,892	183
WuXi AppTec Co. Ltd., Class H	74,611	280
Wuxi Biologics Cayman, Inc.*	867,500	1,274
XCMG Construction Machinery Co. Ltd., Class A	159,500	157
Xiamen C & D, Inc., Class A	40,800	50
Xiamen Faratronic Co. Ltd., Class A	3,200	34
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
China – 24.3%continued
Xiamen Tungsten Co. Ltd., Class A	21,200	$50
Xiaomi Corp., Class B*	3,495,400	7,356
Xinjiang Daqo New Energy Co. Ltd., Class A	19,509	55
Xinyi Solar Holdings Ltd.	1,112,318	557
XPeng, Inc., Class A*	282,858	1,044
Yadea Group Holdings Ltd.	264,000	333
Yankuang Energy Group Co. Ltd., Class A	55,550	174
Yankuang Energy Group Co. Ltd., Class H	676,919	967
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	15,500	75
Yealink Network Technology Corp. Ltd., Class A	18,440	93
Yifeng Pharmacy Chain Co. Ltd., Class A	13,029	44
Yihai Kerry Arawana Holdings Co. Ltd., Class A	20,200	76
Yintai Gold Co. Ltd., Class A	38,800	87
YongXing Special Materials Technology Co. Ltd., Class A	5,720	28
Yonyou Network Technology Co. Ltd., Class A*	42,835	59
Youngor Fashion Co. Ltd., Class A	48,800	48
YTO Express Group Co. Ltd., Class A	41,800	90
Yum China Holdings, Inc.	89,819	2,770
Yunda Holding Co. Ltd., Class A	41,450	44
Yunnan Aluminium Co. Ltd., Class A	72,700	135
Yunnan Baiyao Group Co. Ltd., Class A	29,200	206
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	8,200	55
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	68,200	50
Yunnan Energy New Material Co. Ltd., Class A	11,400	50
Yunnan Tin Co. Ltd., Class A	15,600	33
Yunnan Yuntianhua Co. Ltd., Class A	20,000	53
Yutong Bus Co. Ltd., Class A	27,900	99
Zangge Mining Co. Ltd., Class A	18,500	61
ZEEKR Intelligent Technology Holding Ltd. ADR*	64	1
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	9,693	276
Zhaojin Mining Industry Co. Ltd., Class H	343,000	567
EQUITY FUNDS 23 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
China – 24.3%continued
Zhejiang Century Huatong Group Co. Ltd., Class A*	110,860	$52
Zhejiang China Commodities City Group Co. Ltd., Class A	86,100	88
Zhejiang Chint Electrics Co. Ltd., Class A	28,994	76
Zhejiang Dahua Technology Co. Ltd., Class A	50,900	108
Zhejiang Dingli Machinery Co. Ltd., Class A	8,340	69
Zhejiang Expressway Co. Ltd., Class H	380,625	257
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	23,210	54
Zhejiang Huayou Cobalt Co. Ltd., Class A	20,515	62
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	17,200	68
Zhejiang Juhua Co. Ltd., Class A	32,100	107
Zhejiang Leapmotor Technology Co. Ltd.*	115,400	396
Zhejiang Longsheng Group Co. Ltd., Class A	50,300	59
Zhejiang NHU Co. Ltd., Class A	42,448	112
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	18,600	49
Zhejiang Supor Co. Ltd., Class A	4,700	32
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	31,300	57
Zhejiang Weiming Environment Protection Co. Ltd., Class A	19,250	55
Zhejiang Weixing New Building Materials Co. Ltd., Class A	22,500	48
Zhejiang Zheneng Electric Power Co. Ltd., Class A*	164,900	161
Zheshang Securities Co. Ltd., Class A	41,500	61
Zhongji Innolight Co. Ltd., Class A	16,940	322
Zhongjin Gold Corp. Ltd., Class A	73,900	149
Zhongsheng Group Holdings Ltd.	181,500	265
Zhongtai Securities Co. Ltd., Class A	129,100	101
Zhuzhou CRRC Times Electric Co. Ltd., Class A	17,880	122
Zhuzhou CRRC Times Electric Co. Ltd., Class H	103,174	407
Zijin Mining Group Co. Ltd., Class A	282,200	677
Zijin Mining Group Co. Ltd., Class H	1,230,162	2,575
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	111,600	118
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
China – 24.3%continued
ZTE Corp., Class A*	60,800	$234
ZTE Corp., Class H*	165,317	365
ZTO Express Cayman, Inc. ADR	96,680	2,006
		430,969
Colombia – 0.1%
Bancolombia S.A.	58,538	498
Interconexion Electrica S.A. ESP	102,011	447
		945
Czech Republic – 0.1%
CEZ A.S.	37,460	1,409
Komercni Banka A.S.	17,268	577
Moneta Money Bank A.S.	71,263	311
		2,297
Egypt – 0.1%
Commercial International Bank - Egypt (CIB)	528,860	852
Eastern Co. S.A.E.	280,302	106
Talaat Moustafa Group	212,845	252
		1,210
Greece – 0.5%
Alpha Services and Holdings S.A.*	517,699	845
Eurobank Ergasias Services and Holdings S.A.*	592,201	1,282
FF Group(2) *	18,664	—
Hellenic Telecommunications Organization S.A.	41,364	595
JUMBO S.A.	26,421	758
Metlen Energy & Metals S.A.	25,056	934
Motor Oil Hellas Corinth Refineries S.A.	15,586	391
National Bank of Greece S.A.*	179,334	1,496
OPAP S.A.	43,166	676
Piraeus Financial Holdings S.A.*	243,658	889
Public Power Corp. S.A.*	50,088	601
		8,467
Hong Kong – 0.1%
Orient Overseas International Ltd.	28,000	454
Sino Biopharmaceutical Ltd.	2,359,750	806
		1,260
Hungary – 0.2%
MOL Hungarian Oil & Gas PLC	102,260	798
NORTHERN FUNDS QUARTERLY REPORT  24 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
Hungary – 0.2%continued
OTP Bank Nyrt.	50,749	$2,516
Richter Gedeon Nyrt.	31,789	825
		4,139
India – 18.6%
ABB India Ltd.	11,770	1,194
Adani Enterprises Ltd.	38,694	1,466
Adani Green Energy Ltd.*	71,598	1,523
Adani Ports & Special Economic Zone Ltd.	119,471	2,104
Adani Power Ltd.*	174,399	1,489
Ambuja Cements Ltd.	137,375	1,098
APL Apollo Tubes Ltd.	38,459	714
Apollo Hospitals Enterprise Ltd.	22,803	1,688
Ashok Leyland Ltd.	336,115	971
Asian Paints Ltd.	86,795	3,030
Astral Ltd.	30,683	873
AU Small Finance Bank Ltd.	84,300	677
Aurobindo Pharma Ltd.	57,876	834
Avenue Supermarts Ltd.*	36,771	2,080
Axis Bank Ltd.	521,697	7,905
Bajaj Auto Ltd.	15,404	1,752
Bajaj Finance Ltd.	63,591	5,414
Bajaj Finserv Ltd.	87,012	1,656
Bajaj Holdings & Investment Ltd.	5,995	613
Balkrishna Industries Ltd.	17,798	688
Bandhan Bank Ltd.	180,435	441
Bank of Baroda	225,154	743
Bharat Electronics Ltd.	826,346	3,014
Bharat Forge Ltd.	58,270	1,163
Bharat Heavy Electricals Ltd.	237,748	852
Bharat Petroleum Corp. Ltd.	343,230	1,243
Bharti Airtel Ltd.	517,649	8,938
Bosch Ltd.	1,711	698
Britannia Industries Ltd.*	24,544	1,612
Canara Bank	419,043	599
CG Power & Industrial Solutions Ltd.	138,543	1,163
Cholamandalam Investment and Finance Co. Ltd.	95,118	1,616
Cipla Ltd.	118,704	2,103
Coal India Ltd.	348,685	1,969
Colgate-Palmolive India Ltd.	30,768	1,047
Container Corp. of India Ltd.	57,008	709
Cummins India Ltd.	31,404	1,489
Dabur India Ltd.	123,521	890
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
India – 18.6%continued
Divi's Laboratories Ltd.	27,546	$1,515
DLF Ltd.	169,075	1,663
Dr. Reddy's Laboratories Ltd.	26,391	2,022
Eicher Motors Ltd.	30,960	1,731
GAIL India Ltd.	531,904	1,393
GMR Airports Infrastructure Ltd.*	515,939	594
Godrej Consumer Products Ltd.	94,176	1,553
Godrej Properties Ltd.*	28,514	1,090
Grasim Industries Ltd.	59,859	1,910
Havells India Ltd.	56,844	1,240
HCL Technologies Ltd.	217,062	3,787
HDFC Asset Management Co. Ltd.	21,867	1,047
HDFC Bank Ltd.	641,378	12,956
HDFC Life Insurance Co. Ltd.	219,106	1,562
Hero MotoCorp Ltd.	27,202	1,819
Hindalco Industries Ltd.	304,824	2,529
Hindustan Aeronautics Ltd.	45,445	2,853
Hindustan Petroleum Corp. Ltd.	192,606	762
Hindustan Unilever Ltd.	188,207	5,571
ICICI Bank Ltd.	1,185,448	17,026
ICICI Lombard General Insurance Co. Ltd.	52,695	1,130
ICICI Prudential Life Insurance Co. Ltd.	81,811	593
IDFC First Bank Ltd.*	787,813	775
Indian Hotels Co. Ltd.	194,202	1,449
Indian Oil Corp. Ltd.	638,566	1,260
Indian Railway Catering & Tourism Corp. Ltd.	56,301	664
Indus Towers Ltd.*	186,444	839
IndusInd Bank Ltd.	65,766	1,151
Info Edge India Ltd.	16,229	1,320
Infosys Ltd.	757,603	14,226
InterGlobe Aviation Ltd.*	39,329	1,990
ITC Ltd.	675,652	3,428
Jindal Stainless Ltd.	76,688	754
Jindal Steel & Power Ltd.	81,352	1,014
Jio Financial Services Ltd.*	646,456	2,768
JSW Energy Ltd.	80,897	710
JSW Steel Ltd.	139,336	1,552
Jubilant Foodworks Ltd.	84,046	566
Kotak Mahindra Bank Ltd.	249,725	5,371
Larsen & Toubro Ltd.	153,882	6,520
LTIMindtree Ltd.	20,488	1,323
Lupin Ltd.	51,753	1,006
EQUITY FUNDS 25 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
India – 18.6%continued
Macrotech Developers Ltd.	68,936	$1,242
Mahindra & Mahindra Ltd.	212,940	7,294
Mankind Pharma Ltd.*	23,141	588
Marico Ltd.	119,253	874
Maruti Suzuki India Ltd.	32,360	4,655
Max Healthcare Institute Ltd.	175,814	1,977
Mphasis Ltd.	17,176	506
MRF Ltd.	533	826
Muthoot Finance Ltd.	26,992	580
Nestle India Ltd.	76,334	2,329
NHPC Ltd.	698,732	837
NMDC Ltd.	233,403	684
NTPC Ltd.	999,417	4,507
Oil & Natural Gas Corp. Ltd.	710,398	2,325
Page Industries Ltd.	1,453	680
PB Fintech Ltd.*	67,326	1,125
Persistent Systems Ltd.	23,036	1,171
Petronet LNG Ltd.	169,720	670
Phoenix Mills (The) Ltd.	22,822	977
PI Industries Ltd.	17,655	802
Pidilite Industries Ltd.	34,684	1,311
Polycab India Ltd.	12,098	975
Power Finance Corp. Ltd.	335,583	1,947
Power Grid Corp. of India Ltd.	1,065,381	4,205
Punjab National Bank	499,223	737
REC Ltd.	297,520	1,871
Reliance Industries Ltd.	694,206	25,987
Samvardhana Motherson International Ltd.	628,494	1,428
SBI Cards & Payment Services Ltd.	63,831	554
SBI Life Insurance Co. Ltd.	102,027	1,823
Shree Cement Ltd.	2,065	691
Shriram Finance Ltd.	63,869	2,226
Siemens Ltd.	20,188	1,859
Solar Industries India Ltd.	6,250	748
Sona Blw Precision Forgings Ltd.	92,099	707
SRF Ltd.	33,785	985
State Bank of India	407,536	4,129
Sun Pharmaceutical Industries Ltd.	216,765	3,946
Sundaram Finance Ltd.	15,436	866
Supreme Industries Ltd.	14,292	1,017
Suzlon Energy Ltd.*	2,179,322	1,376
Tata Communications Ltd.	25,879	574
Tata Consultancy Services Ltd.	206,364	9,632
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
India – 18.6%continued
Tata Consumer Products Ltd.	129,487	$1,703
Tata Elxsi Ltd.	7,695	644
Tata Motors Ltd.	377,915	4,468
Tata Motors Ltd., Class A	106,911	850
Tata Power (The) Co. Ltd.	325,653	1,710
Tata Steel Ltd.	1,719,734	3,575
Tech Mahindra Ltd.	121,487	2,083
Thermax Ltd.	9,661	619
Titan Co. Ltd.	80,323	3,269
Torrent Pharmaceuticals Ltd.	23,557	787
Torrent Power Ltd.	38,777	692
Trent Ltd.	40,986	2,680
Tube Investments of India Ltd.	24,441	1,240
TVS Motor Co. Ltd.	54,668	1,545
UltraTech Cement Ltd.	26,142	3,646
Union Bank of India Ltd.	351,645	573
United Spirits Ltd.	64,676	990
UPL Ltd.	104,022	711
Varun Beverages Ltd.	102,945	2,003
Vedanta Ltd.	255,255	1,385
Wipro Ltd.	295,782	1,819
Yes Bank Ltd.*	3,299,954	939
Zomato Ltd.*	1,512,878	3,620
		328,884
Indonesia – 1.5%
Adaro Energy Indonesia Tbk PT	3,293,020	561
Amman Mineral Internasional PT*	1,474,300	989
Aneka Tambang Tbk	1,863,800	142
Astra International Tbk PT	4,710,060	1,280
Bank Central Asia Tbk PT	12,671,760	7,644
Bank Mandiri Persero Tbk PT	8,442,420	3,153
Bank Negara Indonesia Persero Tbk PT	3,308,918	936
Bank Rakyat Indonesia Persero Tbk PT	15,572,165	4,344
Barito Pacific Tbk PT	6,348,436	383
Chandra Asri Pacific Tbk PT	1,782,400	1,004
Charoen Pokphand Indonesia Tbk PT	1,651,435	512
GoTo Gojek Tokopedia Tbk PT*	207,197,600	633
Indah Kiat Pulp & Paper Tbk PT	573,000	311
Indofood CBP Sukses Makmur Tbk PT	496,300	311
Indofood Sukses Makmur Tbk PT	931,571	345
Kalbe Farma Tbk PT	4,953,980	461
Merdeka Copper Gold Tbk PT*	2,216,963	322
Sumber Alfaria Trijaya Tbk PT	4,112,300	688
Telkom Indonesia Persero Tbk PT	11,232,762	2,132
NORTHERN FUNDS QUARTERLY REPORT  26 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
Indonesia – 1.5%continued
Unilever Indonesia Tbk PT	1,721,740	$317
United Tractors Tbk PT	352,071	473
		26,941
Kazakhstan – 0.0%
Polymetal International PLC(2) *	97,434	—
Kuwait – 0.7%
Boubyan Bank K.S.C.P.	326,561	604
Gulf Bank K.S.C.P.	413,830	384
Kuwait Finance House K.S.C.P.	2,340,294	5,428
Mabanee Co. KPSC	158,641	430
Mobile Telecommunications Co. K.S.C.P.	463,759	674
National Bank of Kuwait S.A.K.P.	1,814,231	5,096
		12,616
Luxembourg – 0.0%
Reinet Investments S.C.A.	31,266	788
Malaysia – 1.3%
AMMB Holdings Bhd.	524,537	477
Axiata Group Bhd.	597,503	331
CELCOMDIGI Bhd.	836,600	652
CIMB Group Holdings Bhd.	1,600,717	2,303
Gamuda Bhd.	452,540	631
Genting Bhd.	474,000	473
Genting Malaysia Bhd.	658,700	356
Hong Leong Bank Bhd.	148,898	606
IHH Healthcare Bhd.	527,100	704
Inari Amertron Bhd.	661,800	518
IOI Corp. Bhd.	584,640	458
Kuala Lumpur Kepong Bhd.	118,412	518
Malayan Banking Bhd.	1,229,776	2,596
Malaysia Airports Holdings Bhd.	202,696	425
Maxis Bhd.	541,051	404
MISC Bhd.	310,560	560
MR DIY Group M Bhd.	781,600	321
Nestle Malaysia Bhd.	17,500	451
Petronas Chemicals Group Bhd.	647,100	866
Petronas Dagangan Bhd.	70,500	260
Petronas Gas Bhd.	179,500	677
PPB Group Bhd.	138,700	421
Press Metal Aluminium Holdings Bhd.	845,900	1,033
Public Bank Bhd.	3,306,505	2,817
QL Resources Bhd.	276,250	381
RHB Bank Bhd.	328,349	383
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
Malaysia – 1.3%continued
Sime Darby Bhd.	635,628	$353
Sime Darby Plantation Bhd.	510,065	456
Telekom Malaysia Bhd.	276,286	396
Tenaga Nasional Bhd.	592,350	1,730
YTL Corp. Bhd.	708,500	516
YTL Power International Bhd.	563,500	574
		23,647
Mexico – 2.2%
Alfa S.A.B. de C.V., Class A	716,437	417
America Movil S.A.B. de C.V., Class B	4,239,049	3,612
Arca Continental S.A.B. de C.V.	118,341	1,164
Banco del Bajio S.A.	180,800	551
Cemex S.A.B. de C.V., Class CPO	3,438,752	2,199
Coca-Cola Femsa S.A.B. de C.V.	119,622	1,029
Fibra Uno Administracion S.A. de C.V.	641,501	792
Fomento Economico Mexicano S.A.B. de C.V., Class UBD	439,843	4,722
Gruma S.A.B. de C.V., Class B	42,060	770
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	62,500	530
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	88,797	1,395
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	40,856	1,232
Grupo Bimbo S.A.B. de C.V., Class A	301,454	1,065
Grupo Carso S.A.B. de C.V., Class A1	128,506	884
Grupo Financiero Banorte S.A.B. de C.V., Class O	594,304	4,625
Grupo Financiero Inbursa S.A.B. de C.V., Class O*	407,933	967
Grupo Mexico S.A.B. de C.V., Class B	715,939	3,863
Industrias Penoles S.A.B. de C.V.*	45,294	588
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	336,427	580
Operadora De Sites Mexicanos S.A.B. de C.V., Class A	269,300	243
Orbia Advance Corp. S.A.B. de C.V.	220,480	308
Prologis Property Mexico S.A. de C.V.	177,198	578
Promotora y Operadora de Infraestructura S.A.B. de C.V.	42,200	390
Southern Copper Corp.	19,450	2,096
Wal-Mart de Mexico S.A.B. de C.V.	1,188,527	4,060
		38,660
EQUITY FUNDS 27 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
Peru – 0.2%
Cia de Minas Buenaventura S.A.A. ADR	38,001	$644
Credicorp Ltd.	15,338	2,475
		3,119
Philippines – 0.5%
Ayala Corp.	60,507	600
Ayala Land, Inc.	1,555,260	756
Bank of the Philippine Islands	415,965	845
BDO Unibank, Inc.	540,946	1,184
International Container Terminal Services, Inc.	234,510	1,401
JG Summit Holdings, Inc.	570,783	254
Jollibee Foods Corp.	102,693	396
Manila Electric Co.	60,360	376
Metropolitan Bank & Trust Co.	421,429	486
PLDT, Inc.	16,935	415
SM Investments Corp.	52,072	736
SM Prime Holdings, Inc.	2,342,213	1,130
Universal Robina Corp.	187,340	356
		8,935
Poland – 0.9%
Allegro.eu S.A.*	132,218	1,233
Bank Polska Kasa Opieki S.A.	41,851	1,745
Budimex S.A.	2,929	506
CD Projekt S.A.	14,880	512
Dino Polska S.A.*	11,355	1,142
KGHM Polska Miedz S.A.	31,856	1,182
LPP S.A.	253	1,073
mBank S.A.*	3,279	518
ORLEN S.A.	131,707	2,205
PGE Polska Grupa Energetyczna S.A.*	185,380	330
Powszechna Kasa Oszczednosci Bank Polski S.A.	198,617	3,099
Powszechny Zaklad Ubezpieczen S.A.	137,114	1,749
Santander Bank Polska S.A.	8,319	1,114
		16,408
Qatar – 0.8%
Barwa Real Estate Co.	506,468	382
Commercial Bank PSQC (The)	740,191	872
Dukhan Bank	413,701	429
Industries Qatar QSC	343,398	1,208
Masraf Al Rayan QSC	1,394,853	896
Mesaieed Petrochemical Holding Co.	1,342,897	607
Ooredoo QPSC	181,848	510
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
Qatar – 0.8%continued
Qatar Electricity & Water Co. QSC	102,123	$439
Qatar Fuel QSC	131,058	536
Qatar Gas Transport Co. Ltd.	638,867	822
Qatar International Islamic Bank QSC	227,399	624
Qatar Islamic Bank S.A.Q.	401,719	2,053
Qatar National Bank QPSC	1,060,348	4,262
		13,640
Romania – 0.1%
NEPI Rockcastle N.V.*	130,632	943
Russia – 0.0%
Alrosa PJSC(2) (3)	695,290	—
Gazprom PJSC(2) *	3,218,050	—
Gazprom PJSC ADR(2)	134	—
Inter RAO UES PJSC(2)	10,354,623	—
LUKOIL PJSC(2)	112,883	—
Magnit PJSC(2)	2,287	—
MMC Norilsk Nickel PJSC(2) (3)	1,710,600	—
Mobile TeleSystems PJSC ADR(2) *	121,420	—
Moscow Exchange MICEX-RTS PJSC(2) (3)	419,576	—
Novatek PJSC GDR (Registered)(2) *	24,702	—
Novolipetsk Steel PJSC(2)	408,255	—
Ozon Holdings PLC ADR(2) *	13,658	—
PhosAgro PJSC(2) *	224	—
PhosAgro PJSC GDR (Registered)(2) *	34,779	—
Polyus PJSC(2) (3) *	9,359	—
Rosneft Oil Co. PJSC(2)	318,005	—
Sberbank of Russia PJSC(2) *	56,000	—
Sberbank of Russia PJSC (Moscow Exchange)(2) (3) *	2,882,082	—
Severstal PAO(2) (3)	55,330	—
Severstal PAO GDR (Registered)(2) (3) *	1,839	—
Surgutneftegas PJSC(2)	1,902,467	—
Surgutneftegas PJSC ADR(2) *	4,629	—
Tatneft PJSC(2)	386,254	—
TCS Group Holding PLC GDR (Registered)(2) (3) *	32,689	—
United Co. RUSAL International PJSC(2) *	832,063	—
VK IPJSC(2) *	30,900	—
VTB Bank PJSC(2) (3) *	800,566,738	—
VTB Bank PJSC GDR(2) (3) (4) *	11,036	—
VTB Bank PJSC GDR (Registered)(2) (3) *	43,343	—
NORTHERN FUNDS QUARTERLY REPORT  28 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
Russia – 0.0%continued
X5 Retail Group N.V. GDR (Registered)(2) (3) *	32,705	$—
Yandex N.V., Class A(2) *	83,223	—
		—
Saudi Arabia – 3.8%
ACWA Power Co.	33,447	3,159
Ades Holding Co.*	73,467	394
Advanced Petrochemical Co.*	28,529	293
Al Rajhi Bank	447,823	9,749
Alinma Bank	277,391	2,306
Almarai Co. JSC	56,787	859
Arab National Bank	204,206	1,102
Arabian Internet & Communications Services Co.	5,525	430
Bank AlBilad	139,299	1,216
Bank Al-Jazira*	114,628	504
Banque Saudi Fransi	134,238	1,276
Bupa Arabia for Cooperative Insurance Co.	18,681	1,279
Co for Cooperative Insurance (The)	16,155	626
Dallah Healthcare Co.	7,196	305
Dar Al Arkan Real Estate Development Co.*	115,654	364
Dr. Sulaiman Al Habib Medical Services Group Co.	19,800	1,523
Elm Co.	5,439	1,243
Etihad Etisalat Co.	88,851	1,272
Jarir Marketing Co.	129,200	436
Mobile Telecommunications Co. Saudi Arabia	92,294	288
Mouwasat Medical Services Co.	22,718	734
Nahdi Medical Co.	8,295	291
Power & Water Utility Co. for Jubail & Yanbu	17,721	287
Riyad Bank	333,082	2,312
SABIC Agri-Nutrients Co.	53,056	1,595
Sahara International Petrochemical Co.	79,921	622
SAL Saudi Logistics Services	5,595	450
Saudi Arabian Mining Co.*	296,134	3,397
Saudi Arabian Oil Co.	835,886	6,171
Saudi Aramco Base Oil Co.	11,293	395
Saudi Awwal Bank	228,226	2,350
Saudi Basic Industries Corp.	206,435	4,044
Saudi Electricity Co.	191,949	842
Saudi Industrial Investment Group	85,649	481
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
Saudi Arabia – 3.8%continued
Saudi Investment Bank (The)	140,973	$482
Saudi Kayan Petrochemical Co.*	154,954	335
Saudi National Bank (The)	671,511	6,605
Saudi Research & Media Group*	7,616	420
Saudi Tadawul Group Holding Co.	10,919	725
Saudi Telecom Co.	460,810	4,607
Savola Group (The)*	59,495	739
Yanbu National Petrochemical Co.	62,162	607
		67,115
South Africa – 2.6%
Absa Group Ltd.	193,074	1,681
Anglo American Platinum Ltd.	14,335	471
Aspen Pharmacare Holdings Ltd.	87,522	1,122
Bid Corp. Ltd.	76,369	1,780
Bidvest Group (The) Ltd.	79,086	1,236
Capitec Bank Holdings Ltd.	19,715	2,848
Clicks Group Ltd.	54,646	1,034
Discovery Ltd.	124,365	921
Exxaro Resources Ltd.	54,905	537
FirstRand Ltd.	1,159,053	4,883
Gold Fields Ltd.	201,806	3,013
Harmony Gold Mining Co. Ltd.	128,494	1,187
Impala Platinum Holdings Ltd.	205,268	1,016
Kumba Iron Ore Ltd.	15,092	363
MTN Group Ltd.	384,252	1,784
Naspers Ltd., Class N	40,704	7,934
Nedbank Group Ltd.	108,892	1,534
Northam Platinum Holdings Ltd.	79,157	550
Old Mutual Ltd.	1,109,559	753
OUTsurance Group Ltd.	203,744	518
Pepkor Holdings Ltd.	450,244	461
Remgro Ltd.	114,841	856
Sanlam Ltd.	402,609	1,790
Sasol Ltd.	133,061	1,005
Shoprite Holdings Ltd.	116,702	1,813
Sibanye Stillwater Ltd.	623,466	672
Standard Bank Group Ltd.	303,809	3,518
Vodacom Group Ltd.	143,260	766
Woolworths Holdings Ltd.	206,381	701
		46,747
South Korea – 11.1%
Alteogen, Inc.*	9,107	1,842
Amorepacific Corp.	6,722	817
EQUITY FUNDS 29 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
South Korea – 11.1%continued
Celltrion Pharm, Inc.*	3,789	$243
Celltrion, Inc.	34,942	4,405
CJ CheilJedang Corp.	1,760	491
CosmoAM&T Co. Ltd.*	5,382	562
Coway Co. Ltd.	12,355	574
DB Insurance Co. Ltd.	10,259	853
Doosan Bobcat, Inc.	12,912	478
Doosan Enerbility Co. Ltd.*	104,288	1,515
Ecopro B.M. Co. Ltd.*	11,061	1,461
Ecopro Co. Ltd.*	22,586	1,474
Ecopro Materials Co. Ltd.*	2,995	196
Enchem Co. Ltd.*	2,583	423
GS Holdings Corp.	10,662	362
Hana Financial Group, Inc.	66,083	2,897
Hanjin Kal Corp.	5,741	267
Hankook Tire & Technology Co. Ltd.	17,155	563
Hanmi Pharm Co. Ltd.	1,710	335
Hanmi Semiconductor Co. Ltd.	9,653	1,193
Hanwha Aerospace Co. Ltd.	8,022	1,451
Hanwha Ocean Co. Ltd.*	21,332	474
Hanwha Solutions Corp.	25,692	513
HD Hyundai Co. Ltd.	9,577	517
HD Hyundai Electric Co. Ltd.	4,980	1,126
HD Hyundai Heavy Industries Co. Ltd.*	4,987	565
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	9,667	1,114
HLB, Inc.*	26,508	1,130
HMM Co. Ltd.	54,970	783
HYBE Co. Ltd.	4,738	697
Hyundai Engineering & Construction Co. Ltd.	17,925	416
Hyundai Glovis Co. Ltd.	4,226	669
Hyundai Mobis Co. Ltd.	13,833	2,520
Hyundai Motor Co.	31,269	6,668
Hyundai Steel Co.	19,435	410
Industrial Bank of Korea	61,725	627
Kakao Corp.	70,581	2,081
KakaoBank Corp.	36,797	541
KB Financial Group, Inc.	87,561	4,965
Kia Corp.	59,702	5,587
Korea Aerospace Industries Ltd.	16,214	624
Korea Electric Power Corp.*	58,294	830
Korea Investment Holdings Co. Ltd.	9,317	471
Korea Zinc Co. Ltd.	1,861	695
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
South Korea – 11.1%continued
Korean Air Lines Co. Ltd.	42,998	$724
Krafton, Inc.*	6,588	1,344
KT Corp.	7,692	208
KT&G Corp.	24,376	1,559
Kum Yang Co. Ltd.*	8,704	540
Kumho Petrochemical Co. Ltd.	3,617	384
L&F Co. Ltd.*	5,784	565
LG Chem Ltd.	11,292	2,823
LG Corp.	21,452	1,251
LG Display Co. Ltd.*	72,483	602
LG Electronics, Inc.	24,190	1,944
LG Energy Solution Ltd.*	10,653	2,515
LG H&H Co. Ltd.	2,140	535
LG Innotek Co. Ltd.	3,250	638
LG Uplus Corp.	47,600	339
Lotte Chemical Corp.	4,514	375
Meritz Financial Group, Inc.	23,079	1,324
Mirae Asset Securities Co. Ltd.	55,751	296
NAVER Corp.	29,767	3,607
NCSoft Corp.	3,324	433
Netmarble Corp.*	5,232	204
NH Investment & Securities Co. Ltd.	31,852	293
Orion Corp.	5,064	339
POSCO Chemical Co. Ltd.	7,017	1,307
Posco DX Co. Ltd.	12,138	336
POSCO Holdings, Inc.	16,427	4,312
Posco International Corp.	11,613	548
Samsung Biologics Co. Ltd.*	4,032	2,123
Samsung C&T Corp.	18,931	1,941
Samsung Electro-Mechanics Co. Ltd.	12,750	1,454
Samsung Electronics Co. Ltd.	1,088,754	63,981
Samsung Engineering Co. Ltd.*	34,820	608
Samsung Fire & Marine Insurance Co. Ltd.	6,966	1,965
Samsung Heavy Industries Co. Ltd.*	150,073	1,016
Samsung Life Insurance Co. Ltd.	18,106	1,157
Samsung SDI Co. Ltd.	12,446	3,182
Samsung SDS Co. Ltd.	9,906	1,066
Shinhan Financial Group Co. Ltd.	98,511	3,423
SK Biopharmaceuticals Co. Ltd.*	7,224	406
SK Bioscience Co. Ltd.*	6,535	249
SK Hynix, Inc.	124,598	21,131
SK IE Technology Co. Ltd.*	6,679	213
SK Innovation Co. Ltd.*	14,498	1,220
NORTHERN FUNDS QUARTERLY REPORT  30 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
South Korea – 11.1%continued
SK Square Co. Ltd.*	22,080	$1,595
SK Telecom Co. Ltd.	12,357	462
SK, Inc.	8,355	957
SKC Co. Ltd.*	4,204	514
S-Oil Corp.	10,710	517
Woori Financial Group, Inc.	136,782	1,456
Yuhan Corp.	12,412	725
		197,131
Taiwan – 18.7%
Accton Technology Corp.	114,000	1,936
Acer, Inc.	664,800	956
Advantech Co. Ltd.	109,661	1,247
Alchip Technologies Ltd.	17,873	1,340
ASE Technology Holding Co. Ltd.	754,928	3,895
Asia Cement Corp.	517,567	700
Asia Vital Components Co. Ltd.	75,000	1,782
Asustek Computer, Inc.	159,546	2,439
AUO Corp.*	1,496,172	821
Catcher Technology Co. Ltd.	146,111	1,043
Cathay Financial Holding Co. Ltd.	2,155,002	3,920
Chailease Holding Co. Ltd.	333,804	1,577
Chang Hwa Commercial Bank Ltd.	1,220,012	694
Cheng Shin Rubber Industry Co. Ltd.	413,184	630
China Airlines Ltd.	690,000	503
China Development Financial Holding Corp.	3,627,143	1,691
China Steel Corp.	2,692,156	1,919
Chunghwa Telecom Co. Ltd.	876,493	3,389
Compal Electronics, Inc.	963,759	1,026
CTBC Financial Holding Co. Ltd.	4,040,878	4,713
Delta Electronics, Inc.	447,343	5,314
E Ink Holdings, Inc.	195,000	1,521
E.Sun Financial Holding Co. Ltd.	3,191,254	2,811
Eclat Textile Co. Ltd.	41,182	670
eMemory Technology, Inc.	14,000	1,101
Eva Airways Corp.	599,000	703
Evergreen Marine Corp. Taiwan Ltd.	234,556	1,393
Far Eastern New Century Corp.	650,789	708
Far EasTone Telecommunications Co. Ltd.	403,345	1,046
Feng TAY Enterprise Co. Ltd.	119,199	568
First Financial Holding Co. Ltd.	2,466,034	2,137
Formosa Chemicals & Fibre Corp.	809,499	1,258
Formosa Petrochemical Corp.	264,487	528
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
Taiwan – 18.7%continued
Formosa Plastics Corp.	877,682	$1,557
Fortune Electric Co. Ltd.	27,000	783
Fubon Financial Holding Co. Ltd.	1,768,085	4,329
Gigabyte Technology Co. Ltd.	115,000	1,074
Global Unichip Corp.	20,000	982
Globalwafers Co. Ltd.	61,709	1,020
Hon Hai Precision Industry Co. Ltd.	2,844,942	18,649
Hotai Motor Co. Ltd.	70,118	1,346
Hua Nan Financial Holdings Co. Ltd.	2,014,210	1,636
Innolux Corp.*	1,962,822	867
Inventec Corp.	617,314	1,065
Largan Precision Co. Ltd.	22,835	1,926
Lite-On Technology Corp.	452,964	1,473
MediaTek, Inc.	346,334	14,806
Mega Financial Holding Co. Ltd.	2,658,350	3,309
Micro-Star International Co. Ltd.	164,000	896
Nan Ya Plastics Corp.	1,083,951	1,649
Nanya Technology Corp.*	277,071	592
Nien Made Enterprise Co. Ltd.	40,000	481
Novatek Microelectronics Corp.	130,850	2,436
Pegatron Corp.	454,594	1,459
PharmaEssentia Corp.*	55,000	949
Pou Chen Corp.	477,093	514
President Chain Store Corp.	128,220	1,080
Quanta Computer, Inc.	617,576	5,893
Realtek Semiconductor Corp.	110,457	1,848
Ruentex Development Co. Ltd.*	332,784	448
Shanghai Commercial & Savings Bank (The) Ltd.	878,904	1,246
Shin Kong Financial Holding Co. Ltd.*	3,003,907	911
SinoPac Financial Holdings Co. Ltd.	2,383,290	1,867
Synnex Technology International Corp.	273,940	617
Taishin Financial Holding Co. Ltd.	2,538,418	1,475
Taiwan Business Bank	1,390,400	780
Taiwan Cement Corp.	1,591,310	1,678
Taiwan Cooperative Financial Holding Co. Ltd.	2,327,675	1,866
Taiwan High Speed Rail Corp.	459,000	430
Taiwan Mobile Co. Ltd.	412,076	1,361
Taiwan Semiconductor Manufacturing Co. Ltd.	5,616,749	167,051
Unimicron Technology Corp.	312,000	1,720
Uni-President Enterprises Corp.	1,093,150	2,736
United Microelectronics Corp.	2,588,043	4,475
EQUITY FUNDS 31 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
Taiwan – 18.7%continued
Vanguard International Semiconductor Corp.	210,000	$841
Voltronic Power Technology Corp.	15,000	888
Walsin Lihwa Corp.	622,986	682
Wan Hai Lines Ltd.	148,005	405
Winbond Electronics Corp.*	766,984	605
Wistron Corp.	590,000	1,915
Wiwynn Corp.	22,000	1,777
WPG Holdings Ltd.	352,290	972
Ya Hsin Industrial Co. Ltd.(2) *	121,548	—
Yageo Corp.	77,525	1,737
Yang Ming Marine Transport Corp.	397,000	913
Yuanta Financial Holding Co. Ltd.	2,305,108	2,272
Zhen Ding Technology Holding Ltd.	141,850	563
		330,829
Thailand – 1.3%
Advanced Info Service PCL (Registered)	194,000	1,105
Advanced Info Service PCL NVDR	82,299	468
Airports of Thailand PCL NVDR	999,700	1,571
Asset World Corp. PCL NVDR	1,691,900	160
Bangkok Dusit Medical Services PCL NVDR	2,521,300	1,838
Bangkok Expressway & Metro PCL NVDR (Registered)	1,618,998	337
Bumrungrad Hospital PCL NVDR	135,287	909
Central Pattana PCL NVDR	481,000	725
Central Retail Corp. PCL NVDR (Registered)	424,458	356
Charoen Pokphand Foods PCL NVDR*	869,257	541
CP ALL PCL (Registered)	905,200	1,357
CP ALL PCL NVDR	422,036	632
CP Axtra PCL NVDR	481,700	357
Delta Electronics Thailand PCL NVDR	707,500	1,590
Energy Absolute PCL NVDR	382,700	116
Global Power Synergy PCL NVDR	152,500	165
Gulf Energy Development PCL NVDR (Registered)	681,950	750
Home Product Center PCL NVDR	1,463,904	368
Indorama Ventures PCL NVDR	367,647	194
Intouch Holdings PCL NVDR	227,000	442
Kasikornbank PCL NVDR	138,100	472
Krung Thai Bank PCL (Registered)	563,250	262
Krung Thai Bank PCL NVDR	185,193	86
Krungthai Card PCL NVDR	223,900	248
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
Thailand – 1.3%continued
Minor International PCL NVDR	808,330	$660
PTT Exploration & Production PCL (Registered)	242,500	1,004
PTT Exploration & Production PCL NVDR	81,643	338
PTT Global Chemical PCL (Registered)	189,814	158
PTT Global Chemical PCL NVDR	322,576	267
PTT Oil & Retail Business PCL NVDR (Registered)	637,600	277
PTT PCL (Registered)	1,835,000	1,625
PTT PCL NVDR	427,700	379
SCB X PCL (Registered)	145,800	409
SCB X PCL NVDR	42,376	119
SCG Packaging PCL NVDR	276,000	253
Siam Cement (The) PCL (Registered)	51,000	313
Siam Cement (The) PCL NVDR	128,998	789
Thai Oil PCL (Registered)	106,110	153
Thai Oil PCL NVDR	155,908	225
TMBThanachart Bank PCL NVDR	4,932,700	230
True Corp. PCL NVDR (Registered)*	2,283,123	545
		22,793
Turkey – 0.8%
Akbank T.A.S.	705,188	1,384
Anadolu Efes Biracilik Ve Malt Sanayii A.S.(5)	1	—
Aselsan Elektronik Sanayi Ve Ticaret A.S.	312,703	561
BIM Birlesik Magazalar A.S.	103,216	1,722
Coca-Cola Icecek A.S.	16,714	422
Eregli Demir ve Celik Fabrikalari T.A.S.	308,252	503
Ford Otomotiv Sanayi A.S.	16,080	554
Haci Omer Sabanci Holding A.S.	242,992	718
Is Gayrimenkul Yatirim Ortakligi A.S.*	1	—
KOC Holding A.S.	172,570	1,202
Pegasus Hava Tasimaciligi A.S.*	52,561	366
Sasa Polyester Sanayi A.S.*	292,048	392
Tofas Turk Otomobil Fabrikasi A.S.	30,420	316
Turk Hava Yollari A.O.*	126,828	1,199
Turkcell Iletisim Hizmetleri A.S.	274,600	845
Turkiye Is Bankasi A.S., Class C	1,979,817	960
Turkiye Petrol Rafinerileri A.S.	218,416	1,106
Turkiye Sise ve Cam Fabrikalari A.S.	324,917	499
Yapi ve Kredi Bankasi A.S.	741,010	768
		13,517
NORTHERN FUNDS QUARTERLY REPORT  32 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% (1)continued
United Arab Emirates – 1.1%
Abu Dhabi Commercial Bank PJSC	663,901	$1,449
Abu Dhabi Islamic Bank PJSC	335,094	1,056
Abu Dhabi National Oil Co. for Distribution PJSC	710,300	655
Aldar Properties PJSC	890,806	1,518
Americana Restaurants International PLC	680,097	591
Dubai Islamic Bank PJSC	667,903	1,044
Emaar Properties PJSC	1,499,972	3,349
Emirates NBD Bank PJSC	428,300	1,922
Emirates Telecommunications Group Co. PJSC	787,755	3,451
First Abu Dhabi Bank PJSC	998,673	3,386
Multiply Group PJSC*	859,027	479
		18,900
United Kingdom – 0.1%
Anglogold Ashanti PLC	94,894	2,389
United States – 0.1%
JBS S/A	175,736	1,017
Legend Biotech Corp. ADR*	16,556	733
		1,750
Total Common Stocks
(Cost $1,172,080)		1,681,649

PREFERRED STOCKS – 1.9% (1)
Brazil – 1.2%
Banco Bradesco S.A.*	1,211,794	2,688
Centrais Eletricas Brasileiras S.A., Class B, 4.55%(6)	57,341	412
Cia Energetica de Minas Gerais, 0.94%(6)	411,221	726
Companhia Paranaense de Energia, Class B, 0.49%(6)	239,800	400
Gerdau S.A., 6.09%(6)	323,247	1,066
Itau Unibanco Holding S.A., 3.47%(6)	1,111,198	6,428
Itausa S.A., 3.06%(6)	1,232,653	2,157
Petroleo Brasileiro S.A., 4.71%(6)	1,088,161	7,407
		21,284
Chile – 0.1%
Sociedad Quimica y Minera de Chile S.A., Class B, 2.07%(6)	32,526	1,314
Colombia – 0.0%
Bancolombia S.A., 10.38%(6)	102,606	843
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 1.9% (1)continued
Russia – 0.0%
Surgutneftegas PJSC, 18.99%(2) (6)	1,903,637	$—
South Korea – 0.6%
Hyundai Motor Co., 11.50%(6)	5,132	675
Hyundai Motor Co. (2nd Preferred), 11.46%(6)	7,847	1,040
LG Chem Ltd., 1.47%(6)	1,600	280
Samsung Electronics Co. Ltd., 2.27%(6)	187,975	8,632
		10,627
Total Preferred Stocks
(Cost $27,979)		34,068

RIGHTS – 0.0%
Brazil – 0.0%
Localiza Rent a Car S.A. (Contingent Value Rights)*	2,106	3
China – 0.0%
MMG Ltd. (Contingent Value Rights)*	283,200	13
Total Rights
(Cost $—)		16

INVESTMENT COMPANIES – 3.2%
iShares Core MSCI Emerging Markets ETF	335,000	17,932
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(7) (8)	38,813,067	38,813
Total Investment Companies
(Cost $55,329)		56,745

Total Investments – 100.1%
(Cost $1,255,388)		1,772,478
Liabilities less Other Assets – (0.1%)		(1,473)
Net Assets – 100.0%		$1,771,005

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)
Restricted security that has been deemed illiquid. At June 30, 2024, the value of these restricted illiquid securities amounted to $0 or 0.0% of net assets. Additional information on these restricted illiquid securities are as follows:

EQUITY FUNDS 33 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Alrosa PJSC	5/30/14 - 8/20/20	$775
MMC Norilsk Nickel PJSC	2/26/10 - 6/17/21	3,018
Moscow Exchange MICEX-RTS PJSC	4/21/16 - 5/27/21	723
Polyus PJSC	11/30/17 - 3/25/21	1,046
Sberbank of Russia PJSC (Moscow Exchange)	5/7/09 - 6/17/21	5,525
Severstal PAO	2/26/10 - 3/25/21	815
Severstal PAO GDR (Registered)	7/30/09	12
TCS Group Holding PLC GDR (Registered)	2/26/21	1,696
VTB Bank PJSC	4/21/16 - 8/20/20	818
VTB Bank PJSC GDR	5/11/07 - 10/28/09	80
VTB Bank PJSC GDR (Registered)	4/2/09 - 7/30/09	91
X5 Retail Group N.V. GDR (Registered)	5/31/18 - 2/18/21	953

(4)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2024, the value of this security amounted to $0 or 0.0% of net assets.

(5)	Value rounds to less than one thousand.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2024 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CPO – Certificado de Participación Ordinario

ETF – Exchange-Traded Fund

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt
Percentages shown are based on Net Assets.
At June 30, 2024, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	Korean Won	1,577,400	United States Dollar	1,151	9/19/24	$2
Goldman Sachs	Brazilian Real	6,964	United States Dollar	1,287	9/18/24	53
Goldman Sachs	Taiwan Dollar	19,049	United States Dollar	592	9/18/24	4
JPMorgan Chase	Hong Kong Dollar	13,242	United States Dollar	1,700	9/19/24	—*
Subtotal Appreciation						59
BNP	South African Rand	1,583	United States Dollar	84	9/18/24	(2)
Citibank	Indian Rupee	60,233	United States Dollar	718	9/18/24	(2)
Subtotal Depreciation						(4)
Total						$55

*	Amount rounds to less than one thousand.
At June 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	955	$51,962	Long	9/24	$(12)
At June 30, 2024, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Taiwan Dollar	18.8%
Indian Rupee	18.6
Hong Kong Dollar	18.5
Korean Won	11.7
United States Dollar	5.5
All other currencies less than 5%	27.0
Total Investments	100.1
Liabilities less Other Assets	(0.1)
Net Assets	100.0%
NORTHERN FUNDS QUARTERLY REPORT  34 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued	June 30, 2024 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$50,278	$—	$—	$50,278
Chile	6,332	—	—	6,332
China	34,950	395,919	100	430,969
Colombia	945	—	—	945
Mexico	38,660	—	—	38,660
Peru	3,119	—	—	3,119
United States	1,750	—	—	1,750
All Other Countries(1)	—	1,149,596	—	1,149,596
Total Common Stocks	136,034	1,545,515	100	1,681,649
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Preferred Stocks:
South Korea	$—	$10,627	$—	$10,627
All Other Countries(1)	23,441	—	—	23,441
Total Preferred Stocks	23,441	10,627	—	34,068
Rights:
Brazil	3	—	—	3
China	—	13	—	13
Total Rights	3	13	—	16
Investment Companies	56,745	—	—	56,745
Total Investments	$216,223	$1,556,155	$100	$1,772,478
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$59	$—	$59
Liabilities
Forward Foreign Currency Exchange Contracts	—	(4)	—	(4)
Futures Contracts	(12)	—	—	(12)
Total Other Financial Instruments	$(12)	$55	$—	$43

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$59,840	$90,735	$111,762	$511	$38,813	$38,813,067
EQUITY FUNDS 35 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND	June 30, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)
Australia – 5.3%
Abacus Group	244,463	$188
Abacus Storage King	311,189	239
Arena REIT	186,928	480
BWP Trust	313,126	723
Centuria Industrial REIT	295,770	594
Centuria Office REIT	229,252	169
Charter Hall Long Wale REIT	340,238	738
Charter Hall Retail REIT	271,710	589
Charter Hall Social Infrastructure REIT	188,907	298
Dexus	571,637	2,472
Dexus Industria REIT	109,681	206
Goodman Group	905,305	20,864
GPT Group (The)	1,014,520	2,708
Growthpoint Properties Australia Ltd.	138,415	200
HealthCo REIT	239,465	169
HomeCo Daily Needs REIT	898,077	691
Ingenia Communities Group	208,910	663
Lifestyle Communities Ltd.	57,362	477
Mirvac Group	2,087,224	2,605
National Storage REIT	699,279	1,073
Region RE Ltd.	615,641	857
Scentre Group	2,747,065	5,720
Stockland	1,261,837	3,511
Vicinity Ltd.	2,056,547	2,523
Waypoint REIT Ltd.	343,060	497
		49,254
Austria – 0.1%
CA Immobilien Anlagen A.G.	22,207	736
IMMOFINANZ A.G.*	18,881	524
		1,260
Belgium – 0.8%
Aedifica S.A.	25,158	1,526
Cofinimmo S.A.	19,466	1,175
Montea N.V.	8,495	718
Retail Estates N.V.	5,991	398
Shurgard Self Storage Ltd.	18,082	698
Warehouses De Pauw - C.V.A.	93,008	2,512
Xior Student Housing N.V.	17,097	546
		7,573
Brazil – 0.2%
Allos S.A.	215,059	811
Iguatemi S.A.	120,900	445
JHSF Participacoes S.A.	158,263	112
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Brazil – 0.2%continued
LOG Commercial Properties e Participacoes S.A.	20,500	$85
Multiplan Empreendimentos Imobiliarios S.A.*	143,172	580
		2,033
Canada – 1.1%
Allied Properties Real Estate Investment Trust	32,051	359
Artis Real Estate Investment Trust	32,027	149
Boardwalk Real Estate Investment Trust	13,129	676
BSR Real Estate Investment Trust	15,075	181
Canadian Apartment Properties REIT	43,885	1,426
Choice Properties Real Estate Investment Trust	87,132	818
Crombie Real Estate Investment Trust	28,281	264
CT Real Estate Investment Trust	29,047	280
Dream Industrial Real Estate Investment Trust	70,673	654
First Capital Real Estate Investment Trust	54,303	583
Granite Real Estate Investment Trust	16,326	809
H&R Real Estate Investment Trust	66,068	432
InterRent Real Estate Investment Trust	37,739	329
Killam Apartment Real Estate Investment Trust	30,874	385
Minto Apartment Real Estate Investment Trust	10,902	118
Morguard North American Residential Real Estate Investment Trust	9,382	106
NorthWest Healthcare Properties Real Estate Investment Trust	65,543	223
Primaris Real Estate Investment Trust	27,206	264
RioCan Real Estate Investment Trust	76,156	936
Slate Grocery REIT, Class U	17,305	138
SmartCentres Real Estate Investment Trust	37,574	604
StorageVault Canada, Inc.	124,791	425
		10,159
Chile – 0.1%
Parque Arauco S.A.	358,638	542
Plaza S.A.	207,684	302
		844
China – 1.9%
C&D International Investment Group Ltd.	354,162	657
China Jinmao Holdings Group Ltd.	3,072,042	244
NORTHERN FUNDS QUARTERLY REPORT  36 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
China – 1.9%continued
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A*	278,000	$335
China Overseas Grand Oceans Group Ltd.	885,500	222
China Overseas Land & Investment Ltd.	2,024,042	3,506
China Resources Land Ltd.	1,696,398	5,762
China Vanke Co. Ltd., Class A	302,040	287
China Vanke Co. Ltd., Class H	1,159,741	691
Country Garden Holdings Co. Ltd.(2) *	6,916,672	272
Gemdale Properties & Investment Corp. Ltd.	3,134,000	99
Greentown China Holdings Ltd.	588,000	460
Hopson Development Holdings Ltd.*	573,073	263
Longfor Group Holdings Ltd.	1,073,571	1,472
Midea Real Estate Holding Ltd.*	149,000	127
Poly Developments and Holdings Group Co. Ltd., Class A	372,100	448
Poly Property Group Co. Ltd.	1,154,000	219
Radiance Holdings Group Co. Ltd.*	424,000	145
Redco Properties Group Ltd.(2) *	468,000	7
Sasseur Real Estate Investment Trust	299,700	149
Seazen Group Ltd.*	1,231,904	214
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	142,216	126
Shanghai Lingang Holdings Corp. Ltd., Class A	76,200	95
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	48,400	123
Shenzhen Investment Ltd.	1,301,191	155
Shui On Land Ltd.	1,718,777	145
SOHO China Ltd.*	1,142,256	98
Sunac China Holdings Ltd.*	3,075,000	454
Yanlord Land Group Ltd.*	231,400	75
Yuexiu Property Co. Ltd.	838,674	546
		17,396
Egypt – 0.1%
Talaat Moustafa Group	492,541	583
Finland – 0.1%
Citycon OYJ*	58,108	246
Kojamo OYJ*	74,459	766
		1,012
France – 1.4%
Altarea S.C.A.	2,678	238
Carmila S.A.	29,478	494
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
France – 1.4%continued
Covivio S.A./France	26,682	$1,273
Gecina S.A.	24,439	2,256
ICADE	17,743	438
Klepierre S.A.	113,698	3,047
Mercialys S.A.	51,789	574
Nexity S.A.*	18,142	163
Unibail-Rodamco-Westfield*	62,670	4,947
		13,430
Germany – 1.9%
Aroundtown S.A.*	412,066	867
Grand City Properties S.A.*	37,729	437
Hamborner REIT A.G.	36,568	256
LEG Immobilien S.E.	39,287	3,208
Sirius Real Estate Ltd.	730,712	866
TAG Immobilien A.G.*	93,894	1,375
VIB Vermoegen A.G.*	5,428	51
Vonovia S.E.	388,615	11,030
		18,090
Greece – 0.0%
LAMDA Development S.A.*	40,165	289
Guernsey – 0.0%
Balanced Commercial Property Trust Ltd.	372,570	373
Hong Kong – 2.9%
CK Asset Holdings Ltd.	1,025,000	3,837
Fortune Real Estate Investment Trust	774,000	372
Hang Lung Properties Ltd.	950,303	811
Henderson Land Development Co. Ltd.	769,555	2,058
Hongkong Land Holdings Ltd.	580,618	1,876
Hysan Development Co. Ltd.	317,045	455
Kerry Properties Ltd.	301,099	523
Link REIT	1,351,726	5,251
Sino Land Co. Ltd.	2,053,959	2,117
Sun Hung Kai Properties Ltd.	767,425	6,635
Swire Properties Ltd.	623,200	992
Wharf Real Estate Investment Co. Ltd.	888,317	2,348
Yuexiu Real Estate Investment Trust	1,285,477	156
		27,431
India – 1.8%
Anant Raj Ltd.	62,460	319
Brigade Enterprises Ltd.	60,819	978
Brookfield India Real Estate Trust	107,237	341
DLF Ltd.	393,114	3,867
EQUITY FUNDS 37 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
India – 1.8%continued
Embassy Office Parks REIT	452,013	$1,922
Godrej Properties Ltd.*	66,073	2,525
Macrotech Developers Ltd.	157,633	2,839
Mahindra Lifespace Developers Ltd.	41,022	293
Mindspace Business Parks REIT	115,484	461
NESCO Ltd.	10,038	111
Phoenix Mills (The) Ltd.	52,448	2,245
Puravankara Ltd.	30,247	179
Sunteck Realty Ltd.	26,477	177
TARC Ltd.*	47,673	109
		16,366
Indonesia – 0.1%
Ciputra Development Tbk PT	4,956,636	342
Pakuwon Jati Tbk PT	8,427,840	188
Rimo International Lestari Tbk PT(2) *	42,545,100	—
Summarecon Agung Tbk PT	5,206,596	159
		689
Ireland – 0.0%
Irish Residential Properties REIT PLC	247,209	239
Israel – 0.7%
Africa Israel Residences Ltd.	3,169	166
Amot Investments Ltd.	121,534	492
Aura Investments Ltd.	81,989	252
Azrieli Group Ltd.	22,596	1,323
Blue Square Real Estate Ltd.	2,832	192
Electra Real Estate Ltd.	18,058	154
Israel Canada T.R Ltd.	86,852	275
Isras Holdings Ltd.*	2,291	174
Isras Investment Co. Ltd.	902	157
Mega Or Holdings Ltd.	12,566	300
Melisron Ltd.	13,822	914
Mivne Real Estate KD Ltd.	327,449	767
Prashkovsky Investments and Construction Ltd.	3,627	70
REIT 1 Ltd.	101,295	373
Sella Capital Real Estate Ltd.	108,662	189
Summit Real Estate Holdings Ltd.	22,951	259
YH Dimri Construction & Development Ltd.	4,055	299
		6,356
Italy – 0.0%
Cromwell European Real Estate Investment Trust	163,271	245
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Japan – 9.1%
Activia Properties, Inc.	338	$767
Advance Logistics Investment Corp.	301	225
Advance Residence Investment Corp.	722	1,470
Aeon Mall Co. Ltd.	47,166	556
AEON REIT Investment Corp.	888	734
Comforia Residential REIT, Inc.	368	728
CRE Logistics REIT, Inc.	298	266
Daiwa House Industry Co. Ltd.	296,500	7,531
Daiwa House REIT Investment Corp.	1,243	1,900
Daiwa Office Investment Corp.	316	557
Daiwa Securities Living Investments Corp.	1,106	722
Frontier Real Estate Investment Corp.	282	771
Fukuoka REIT Corp.	323	317
Global One Real Estate Investment Corp.	519	329
GLP J-REIT	2,500	2,038
Goldcrest Co. Ltd.	8,800	147
Hankyu Hanshin REIT, Inc.	314	258
Heiwa Real Estate Co. Ltd.	14,900	364
Heiwa Real Estate REIT, Inc.	576	473
Hoshino Resorts REIT, Inc.	142	460
Hulic Co. Ltd.	202,240	1,795
Hulic REIT, Inc.	674	612
Ichigo Office REIT Investment Corp.	521	268
Ichigo, Inc.	114,400	286
Industrial & Infrastructure Fund Investment Corp.	1,266	997
Invincible Investment Corp.	3,341	1,353
Japan Excellent, Inc.	650	479
Japan Hotel REIT Investment Corp.	2,472	1,195
Japan Logistics Fund, Inc.	463	766
Japan Metropolitan Fund Invest	3,739	2,103
Japan Prime Realty Investment Corp.	447	901
Japan Real Estate Investment Corp.	684	2,160
Katitas Co. Ltd.	25,600	277
KDX Realty Investment Corp.	2,198	2,139
Keihanshin Building Co. Ltd.	15,300	160
LaSalle Logiport REIT	981	900
Leopalace21 Corp.	88,100	282
Mirai Corp.	992	277
Mitsubishi Estate Co. Ltd.	596,680	9,399
Mitsubishi Estate Logistics REIT Investment Corp.	258	612
Mitsui Fudosan Co. Ltd.	1,414,686	13,013
NORTHERN FUNDS QUARTERLY REPORT  38 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Japan – 9.1%continued
Mitsui Fudosan Logistics Park, Inc.	302	$814
Mori Hills REIT Investment Corp.	803	656
Mori Trust REIT, Inc.	1,470	634
Nippon Accommodations Fund, Inc.	268	1,065
Nippon Building Fund, Inc.	814	2,849
Nippon Prologis REIT, Inc.	1,217	1,897
NIPPON REIT Investment Corp.	232	476
Nomura Real Estate Holdings, Inc.	58,700	1,476
Nomura Real Estate Master Fund, Inc.	2,146	1,905
NTT UD REIT Investment Corp.	818	592
One REIT, Inc.	130	207
Orix JREIT, Inc.	1,385	1,372
SAMTY HOLDINGS Co. Ltd.	15,000	231
Samty Residential Investment Corp.	194	127
Sekisui House REIT, Inc.	2,221	1,093
SOSiLA Logistics REIT, Inc.	366	268
Star Asia Investment Corp.	1,158	430
Starts Proceed Investment Corp.	130	162
Sumitomo Realty & Development Co. Ltd.	151,425	4,472
Sun Frontier Fudousan Co. Ltd.	14,800	186
Takara Leben Real Estate Investment Corp.	447	277
TKP Corp.*	7,100	64
Tokyo Tatemono Co. Ltd.	100,500	1,592
Tokyu REIT, Inc.	484	470
Tosei Corp.	14,000	212
United Urban Investment Corp.	1,528	1,358
		85,472
Kuwait – 0.2%
Commercial Real Estate Co. K.S.C.	827,879	332
Kuwait Real Estate Co. K.S.C.	399,828	292
Mabanee Co. KPSC	369,450	1,001
National Real Estate Co. KPSC*	648,321	176
Salhia Real Estate Co. K.S.C.P.	245,074	331
		2,132
Malaysia – 0.3%
Axis Real Estate Investment Trust	762,314	296
Eco World Development Group Bhd.	603,800	192
IOI Properties Group Bhd.	731,900	343
Mah Sing Group Bhd.	726,800	266
Matrix Concepts Holdings Bhd.	350,900	132
Pavilion Real Estate Investment Trust	786,700	232
Sime Darby Property Bhd.	1,608,200	456
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Malaysia – 0.3%continued
SP Setia Bhd. Group	1,080,969	$315
Sunway Real Estate Investment Trust	860,400	283
UEM Sunrise Bhd.	637,700	146
		2,661
Mexico – 0.7%
Concentradora Fibra Danhos S.A. de C.V.	152,453	165
Corp. Inmobiliaria Vesta S.A.B. de C.V.	458,200	1,373
FIBRA Macquarie Mexico	431,726	733
Fibra Uno Administracion S.A. de C.V.	1,532,133	1,891
Prologis Property Mexico S.A. de C.V.	416,437	1,358
TF Administradora Industrial S de RL de C.V.	418,400	892
		6,412
Netherlands – 0.1%
Eurocommercial Properties N.V.	22,576	543
Vastned Retail N.V.	6,166	153
Wereldhave N.V.	17,629	250
		946
New Zealand – 0.1%
Goodman Property Trust	558,062	685
Kiwi Property Group Ltd.	785,471	397
		1,082
Norway – 0.1%
Entra ASA*	38,977	400
Philippines – 0.5%
AREIT, Inc.	414,300	244
Ayala Land, Inc.	3,597,181	1,750
Megaworld Corp.	4,879,001	145
Robinsons Land Corp.	1,027,296	261
SM Prime Holdings, Inc.	5,316,953	2,564
		4,964
Qatar – 0.0%
United Development Co. QSC	906,633	278
Romania – 0.2%
NEPI Rockcastle N.V.*	298,011	2,151
Russia – 0.0%
LSR Group PJSC(2)	30,351	—
Saudi Arabia – 0.3%
Al Rajhi REIT	148,571	327
Alandalus Property Co.	26,751	175
Arriyadh Development Co.	45,456	259
EQUITY FUNDS 39 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Saudi Arabia – 0.3%continued
Dar Al Arkan Real Estate Development Co.*	283,961	$893
Emaar Economic City*	202,989	350
Jadwa REIT Saudi Fund	88,539	269
Retal Urban Development Co.	121,164	360
Saudi Real Estate Co.*	83,604	425
		3,058
Singapore – 2.6%
AIMS APAC REIT	319,582	295
CapitaLand Ascendas REIT	1,978,934	3,734
CapitaLand Ascott Trust	1,429,314	921
CapitaLand China Trust	637,827	315
Capitaland India Trust	513,555	371
CapitaLand Integrated Commercial Trust	2,833,914	4,123
CDL Hospitality Trusts	409,152	286
City Developments Ltd.	266,600	1,012
Digital Core REIT Management Pte Ltd.	459,900	262
ESR-LOGOS REIT	3,612,574	718
Far East Hospitality Trust	562,203	257
Frasers Centrepoint Trust	664,609	1,042
Frasers Hospitality Trust	431,800	132
Frasers Logistics & Commercial Trust	1,589,747	1,113
Hong Fok Corp. Ltd.	164,700	101
Keppel DC REIT	730,434	966
Keppel REIT	1,352,720	832
Lendlease Global Commercial REIT	845,066	349
Mapletree Industrial Trust	1,113,232	1,732
Mapletree Logistics Trust	1,867,326	1,769
Mapletree Pan Asia Commercial Trust	1,259,961	1,133
Parkway Life Real Estate Investment Trust	212,200	547
SPH REIT	606,500	382
Starhill Global REIT	778,590	278
Suntec Real Estate Investment Trust	1,067,391	825
UOL Group Ltd.	244,197	937
		24,432
South Africa – 0.4%
Equites Property Fund Ltd.	391,161	274
Fortress Real Estate Investments Ltd., Class B	640,694	581
Growthpoint Properties Ltd.	1,826,052	1,222
Hyprop Investments Ltd.	207,192	358
Redefine Properties Ltd.	3,430,702	756
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
South Africa – 0.4%continued
Resilient REIT Ltd.	162,714	$419
Vukile Property Fund Ltd.	584,721	490
		4,100
South Korea – 0.1%
ESR Kendall Square REIT Co. Ltd.	68,795	230
JR Global REIT	98,449	285
LOTTE REIT Co. Ltd.	62,016	147
SK REITs Co. Ltd.	66,981	234
		896
Spain – 0.3%
Aedas Homes S.A.	4,438	101
Inmobiliaria Colonial Socimi S.A.	142,336	827
Lar Espana Real Estate Socimi S.A.	26,044	191
Merlin Properties Socimi S.A.	176,111	1,967
		3,086
Sweden – 1.9%
Atrium Ljungberg AB, Class B	28,639	554
Castellum AB*	211,858	2,592
Catena AB	20,937	1,043
Cibus Nordic Real Estate AB publ	26,662	397
Corem Property Group AB, Class B	330,728	272
Dios Fastigheter AB	54,262	442
Fabege AB	125,920	1,002
Fastighets AB Balder, Class B*	357,507	2,458
Hufvudstaden AB, Class A	58,953	698
NP3 Fastigheter AB	15,353	372
Nyfosa AB	77,194	744
Pandox AB	49,898	892
Platzer Fastigheter Holding AB, Class B	27,283	233
Sagax AB, Class B	118,270	3,035
Samhallsbyggnadsbolaget i Norden AB	489,520	248
Wallenstam AB, Class B	188,077	890
Wihlborgs Fastigheter AB	147,825	1,368
		17,240
Switzerland – 1.2%
Allreal Holding A.G. (Registered)	7,957	1,363
Intershop Holding A.G.	2,845	374
IWG PLC	403,420	884
Mobimo Holding A.G. (Registered)	3,874	1,097
PSP Swiss Property A.G. (Registered)	24,150	3,100
Swiss Prime Site A.G. (Registered)	40,660	3,848
		10,666
NORTHERN FUNDS QUARTERLY REPORT  40 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Taiwan – 0.5%
Advancetek Enterprise Co. Ltd.	114,000	$217
Chong Hong Construction Co. Ltd.	98,000	330
Crowell Development Corp.	66,000	92
Da-Li Development Co. Ltd.	116,000	213
Farglory Land Development Co. Ltd.	131,462	326
Highwealth Construction Corp.	652,194	1,046
Huaku Development Co. Ltd.	135,800	573
Kindom Development Co. Ltd.	174,900	295
Prince Housing & Development Corp.	502,000	186
Ruentex Development Co. Ltd.*	829,955	1,117
Sakura Development Co. Ltd.	140,053	326
Yungshin Construction & Development Co. Ltd.	28,000	185
		4,906
Thailand – 0.5%
Amata Corp. PCL NVDR	416,735	255
AP Thailand PCL (Registered)	441,405	96
AP Thailand PCL NVDR	895,304	194
Central Pattana PCL (Registered)	581,626	876
Central Pattana PCL NVDR	484,298	730
Land & Houses PCL NVDR	4,577,700	735
Origin Property PCL NVDR	279,800	35
Pruksa Holding PCL NVDR	239,100	57
Quality Houses PCL NVDR	3,677,400	183
Sansiri PCL NVDR	7,784,766	354
SC Asset Corp. PCL (Registered)	747,984	58
SC Asset Corp. PCL NVDR(3)	4,424	—
Supalai PCL (Registered)	280,445	137
Supalai PCL NVDR	331,700	163
WHA Corp. PCL NVDR	4,368,900	576
		4,449
Turkey – 0.1%
Is Gayrimenkul Yatirim Ortakligi A.S.*	212,671	110
Torunlar Gayrimenkul Yatirim Ortakligi A.S.*	101,903	167
Ziraat Gayrimenkul Yatirim Ortakligi A.S.	528,732	126
		403
United Arab Emirates – 0.4%
Aldar Properties PJSC	2,041,292	3,479
Deyaar Development PJSC	598,845	117
RAK Properties PJSC	524,294	151
		3,747
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
United Kingdom – 3.6%
Assura PLC	1,636,481	$835
Big Yellow Group PLC	99,878	1,481
British Land (The) Co. PLC	467,922	2,427
CLS Holdings PLC	68,581	79
Custodian Property Income REIT PLC	223,786	212
Derwent London PLC	49,907	1,423
Empiric Student Property PLC	320,747	369
Grainger PLC	371,047	1,143
Great Portland Estates PLC	174,022	740
Hammerson PLC	2,206,042	772
Home REIT PLC(2) *	484,349	152
Impact Healthcare REIT PLC	181,679	197
Land Securities Group PLC	373,144	2,925
LondonMetric Property PLC	1,071,116	2,621
Picton Property Income Ltd.	314,636	269
Primary Health Properties PLC	683,412	793
PRS REIT (The) PLC	287,116	273
Safestore Holdings PLC	115,887	1,128
Segro PLC	671,319	7,629
Shaftesbury Capital PLC	817,273	1,439
Supermarket Income REIT PLC	647,076	594
Target Healthcare REIT PLC	315,312	313
Tritax Big Box REIT PLC	1,175,876	2,305
UNITE Group (The) PLC	197,597	2,230
Urban Logistics REIT PLC	252,612	376
Warehouse REIT PLC	201,690	207
Workspace Group PLC	78,625	592
		33,524
United States – 56.8%
Acadia Realty Trust	54,001	968
Agree Realty Corp.	53,100	3,289
Alexander & Baldwin, Inc.	39,983	678
Alexander's, Inc.	1,251	281
Alexandria Real Estate Equities, Inc.	83,447	9,761
American Assets Trust, Inc.	25,397	568
American Healthcare REIT, Inc.	34,277	501
American Homes 4 Rent, Class A	174,130	6,471
Americold Realty Trust, Inc.	143,682	3,670
Apartment Investment and Management Co., Class A*	69,588	577
Apple Hospitality REIT, Inc.	121,619	1,768
AvalonBay Communities, Inc.	75,212	15,561
Boston Properties, Inc.	78,984	4,862
Brandywine Realty Trust	88,129	395
EQUITY FUNDS 41 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
United States – 56.8%continued
Brixmor Property Group, Inc.	159,011	$3,672
Broadstone Net Lease, Inc.	99,240	1,575
Camden Property Trust	56,583	6,174
CareTrust REIT, Inc.	71,507	1,795
CBL & Associates Properties, Inc.	6,148	144
Centerspace	7,977	539
Chatham Lodging Trust	25,684	219
Community Healthcare Trust, Inc.	15,634	366
COPT Defense Properties	60,137	1,505
Cousins Properties, Inc.	81,068	1,877
CubeSmart	119,058	5,378
DiamondRock Hospitality Co.	111,482	942
Digital Realty Trust, Inc.	165,482	25,161
DigitalBridge Group, Inc.	86,018	1,178
Diversified Healthcare Trust	84,517	258
Douglas Emmett, Inc.	88,180	1,174
Eagle Hospitality Trust(2) *	496,400	—
Easterly Government Properties, Inc.	50,793	628
EastGroup Properties, Inc.	25,340	4,310
Elme Communities	45,859	730
Empire State Realty Trust, Inc., Class A	73,530	690
Equinix, Inc.	50,291	38,050
Equity Commonwealth*	56,476	1,096
Equity Commonwealth - (Fractional Shares)(2) *	75,000	—
Equity LifeStyle Properties, Inc.	93,780	6,108
Equity Residential	180,628	12,525
Essex Property Trust, Inc.	33,989	9,252
Extra Space Storage, Inc.	112,079	17,418
Federal Realty Investment Trust	39,481	3,986
First Industrial Realty Trust, Inc.	70,017	3,326
Four Corners Property Trust, Inc.	49,239	1,215
FRP Holdings, Inc.*	8,568	244
Getty Realty Corp.	28,122	750
Gladstone Commercial Corp.	22,727	324
Global Medical REIT, Inc.	33,803	307
Global Net Lease, Inc.	102,294	752
Healthcare Realty Trust, Inc.	201,613	3,323
Healthpeak Properties, Inc.	375,741	7,364
Highwoods Properties, Inc.	56,395	1,481
Host Hotels & Resorts, Inc.	372,784	6,703
Howard Hughes Holdings, Inc.*	17,324	1,123
Hudson Pacific Properties, Inc.	64,156	309
Independence Realty Trust, Inc.	119,344	2,236
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
United States – 56.8%continued
Innovative Industrial Properties, Inc.	15,061	$1,645
InvenTrust Properties Corp.	35,529	880
Invitation Homes, Inc.	324,014	11,629
Iron Mountain, Inc.	155,261	13,914
JBG SMITH Properties	45,288	690
Kennedy-Wilson Holdings, Inc.	57,639	560
Kilroy Realty Corp.	59,755	1,863
Kimco Realty Corp.	356,621	6,940
Kite Realty Group Trust	115,912	2,594
LTC Properties, Inc.	22,889	790
LXP Industrial Trust	155,943	1,422
Macerich (The) Co.	115,395	1,782
Medical Properties Trust, Inc.	316,955	1,366
Mid-America Apartment Communities, Inc.	61,776	8,810
National Health Investors, Inc.	23,302	1,578
National Storage Affiliates Trust	39,154	1,614
NETSTREIT Corp.	40,261	648
NexPoint Residential Trust, Inc.	12,071	477
NNN REIT, Inc.	96,530	4,112
Omega Healthcare Investors, Inc.	129,865	4,448
One Liberty Properties, Inc.	8,706	204
Paramount Group, Inc.	97,222	450
Park Hotels & Resorts, Inc.	112,596	1,687
Peakstone Realty Trust	19,914	211
Pebblebrook Hotel Trust	63,075	867
Phillips Edison & Co., Inc.	64,447	2,108
Piedmont Office Realty Trust, Inc., Class A	63,658	461
Plymouth Industrial REIT, Inc.	21,256	454
Prologis, Inc.	490,169	55,051
Public Storage	83,771	24,097
Realty Income Corp.	456,254	24,099
Regency Centers Corp.	92,663	5,764
Retail Opportunity Investments Corp.	68,779	855
Rexford Industrial Realty, Inc.	115,315	5,142
RLJ Lodging Trust	81,529	785
Ryman Hospitality Properties, Inc.	30,062	3,002
Sabra Health Care REIT, Inc.	124,056	1,910
Saul Centers, Inc.	7,283	268
Seritage Growth Properties, Class A*	14,795	69
Service Properties Trust	85,261	438
Simon Property Group, Inc.	172,673	26,212
SITE Centers Corp.	100,486	1,457
NORTHERN FUNDS QUARTERLY REPORT  42 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
United States – 56.8%continued
SL Green Realty Corp.	34,409	$1,949
St. Joe (The) Co.	18,801	1,028
STAG Industrial, Inc.	96,116	3,466
Summit Hotel Properties, Inc.	54,492	326
Sun Communities, Inc.	65,903	7,931
Sunstone Hotel Investors, Inc.	104,401	1,092
Tanger, Inc.	57,915	1,570
Terreno Realty Corp.	50,821	3,008
UDR, Inc.	165,515	6,811
UMH Properties, Inc.	36,505	584
Universal Health Realty Income Trust	7,322	287
Urban Edge Properties	63,399	1,171
Ventas, Inc.	213,072	10,922
Veris Residential, Inc.	39,371	591
Vornado Realty Trust	86,878	2,284
Welltower, Inc.	301,412	31,422
Whitestone REIT	25,455	339
WP Carey, Inc.	115,953	6,383
Xenia Hotels & Resorts, Inc.	53,230	763
		530,837
Total Common Stocks
(Cost $689,785)		921,464

RIGHTS – 0.0%
Chile – 0.0%
Plaza S.A.(2) *	24,371	—
Total Rights
(Cost $—)		—

INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(4) (5)	4,466,580	4,467
Total Investment Companies
(Cost $4,467)		4,467

Total Investments – 99.0%
(Cost $694,252)		925,931
Other Assets less Liabilities – 1.0%		9,499
Net Assets – 100.0%		$935,430

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Value rounds to less than one thousand.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2024 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2024, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	Euro	1,111	United States Dollar	1,204	9/18/24	$10
Citibank	Korean Won	570,170	United States Dollar	416	9/19/24	1
Citibank	Norwegian Krone	860	United States Dollar	81	9/18/24	1
Citibank	Swiss Franc	546	United States Dollar	617	9/18/24	3
Citibank	United States Dollar	244	Australian Dollar	366	9/18/24	—*
Goldman Sachs	Brazilian Real	1,400	United States Dollar	259	9/18/24	10
Goldman Sachs	Taiwan Dollar	17,120	United States Dollar	532	9/18/24	4
JPMorgan Chase	Hong Kong Dollar	1,818	United States Dollar	233	9/19/24	—*
Morgan Stanley	British Pound	626	United States Dollar	797	9/18/24	6
Morgan Stanley	Euro	590	United States Dollar	636	9/18/24	1
Morgan Stanley	Japanese Yen	134,610	United States Dollar	854	9/18/24	7
Subtotal Appreciation						43
Citibank	Canadian Dollar	240	United States Dollar	175	9/18/24	(1)
Citibank	Indian Rupee	25,000	United States Dollar	298	9/18/24	(1)
Citibank	United States Dollar	173	Japanese Yen	26,798	9/18/24	(5)
JPMorgan Chase	United States Dollar	192	Singapore Dollar	259	9/18/24	—*
Morgan Stanley	Hong Kong Dollar	1,920	United States Dollar	246	9/19/24	—*
EQUITY FUNDS 43 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Morgan Stanley	United States Dollar	629	Japanese Yen	99,709	9/18/24	$(1)
Morgan Stanley	United States Dollar	12	Swedish Krona	129	9/18/24	—*
Toronto-Dominion Bank	United States Dollar	691	Euro	642	9/18/24	(1)
Subtotal Depreciation						(9)
Total						$34

*	Amount rounds to less than one thousand.
At June 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P MidCap 400 (United States Dollar)	29	$8,578	Long	9/24	$45
MSCI EAFE Index (United States Dollar)	33	3,866	Long	9/24	10
MSCI Emerging Markets Index (United States Dollar)	23	1,251	Long	9/24	3
S&P/TSX 60 Index (Canadian Dollar)	5	958	Long	9/24	9
Total					$67
At June 30, 2024, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	57.5%
Japanese Yen	9.1
Australian Dollar	5.3
All other currencies less than 5%	27.1
Total Investments	99.0
Other Assets less Liabilities	1.0
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$2,033	$—	$—	$2,033
Canada	10,159	—	—	10,159
Chile	844	—	—	844
China	—	17,117	279	17,396
Japan	231	85,241	—	85,472
Mexico	6,412	—	—	6,412
United Kingdom	—	33,372	152	33,524
United States	530,837	—	—	530,837
All Other Countries(1)	—	234,787	—	234,787
Total Common Stocks	550,516	370,517	431	921,464
Rights	—	—	—	—
Investment Companies	4,467	—	—	4,467
Total Investments	$554,983	$370,517	$431	$925,931
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$43	$—	$43
Futures Contracts	67	—	—	67
Liabilities
Forward Foreign Currency Exchange Contracts	—	(9)	—	(9)
Total Other Financial Instruments	$67	$34	$—	$101

(1)	Classifications as defined in the Schedule of Investments.
NORTHERN FUNDS QUARTERLY REPORT  44 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued	June 30, 2024 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$3,966	$33,346	$32,845	$115	$4,467	$4,466,580
EQUITY FUNDS 45 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

GLOBAL SUSTAINABILITY INDEX FUND	June 30, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)
Australia – 1.2%
ANZ Group Holdings Ltd.	176,641	$3,326
APA Group	71,125	378
Aristocrat Leisure Ltd.	33,962	1,123
ASX Ltd.	11,158	446
Aurizon Holdings Ltd.	95,795	233
BlueScope Steel Ltd.	26,009	354
Brambles Ltd.	81,355	790
CAR Group Ltd.	19,764	463
Cochlear Ltd.	3,878	856
Coles Group Ltd.	81,326	924
Computershare Ltd.	31,006	545
Endeavour Group Ltd.	96,653	325
Fortescue Ltd.	101,104	1,444
Goodman Group	102,972	2,373
GPT Group (The)	104,067	278
Macquarie Group Ltd.	21,565	2,942
Mineral Resources Ltd.	10,233	366
Northern Star Resources Ltd.	65,768	565
Orica Ltd.	27,529	327
Pilbara Minerals Ltd.*	158,154	324
QBE Insurance Group Ltd.	87,247	1,012
Ramsay Health Care Ltd.	11,574	364
REA Group Ltd.	3,222	420
SEEK Ltd.	21,574	306
Suncorp Group Ltd.	74,169	861
Transurban Group	183,987	1,521
WiseTech Global Ltd.	9,905	658
Woodside Energy Group Ltd.	113,900	2,148
		25,672
Austria – 0.1%
Mondi PLC	25,711	494
OMV A.G.	7,862	342
Verbund A.G.	3,821	301
voestalpine A.G.	8,009	216
		1,353
Belgium – 0.1%
Ageas S.A./N.V.	9,465	433
KBC Group N.V.	15,012	1,059
Lotus Bakeries N.V.	24	247
Umicore S.A.	10,738	161
Warehouses De Pauw - C.V.A.	10,694	289
		2,189
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Brazil – 0.3%
MercadoLibre, Inc.*	2,705	$4,446
Wheaton Precious Metals Corp.	26,840	1,407
Yara International ASA	8,069	232
		6,085
Burkina Faso – 0.0%
Endeavour Mining PLC	10,813	230
Canada – 2.8%
Agnico Eagle Mines Ltd.	30,201	1,975
Alimentation Couche-Tard, Inc.	45,855	2,573
Bank of Montreal	43,029	3,612
Bank of Nova Scotia (The)	71,736	3,281
Brookfield Corp.	81,143	3,375
CAE, Inc.*	16,717	310
Cameco Corp.	25,806	1,270
Canadian National Railway Co.	32,309	3,818
Canadian Tire Corp. Ltd., Class A	3,078	305
CGI, Inc.*	12,504	1,248
Dollarama, Inc.	16,976	1,550
Element Fleet Management Corp.	24,251	441
Enbridge, Inc.	125,443	4,463
FirstService Corp.	2,480	377
Fortis, Inc.	29,029	1,128
Gildan Activewear, Inc.	8,608	327
Hydro One Ltd.	19,231	560
iA Financial Corp., Inc.	6,199	389
Imperial Oil Ltd.	11,128	759
Intact Financial Corp.	10,890	1,815
Ivanhoe Mines Ltd., Class A*	38,796	501
Keyera Corp.	14,031	389
Kinross Gold Corp.	68,965	574
Metro, Inc.	13,528	749
National Bank of Canada	20,221	1,604
Nutrien Ltd.	29,479	1,501
Open Text Corp.	15,646	470
Parkland Corp.	9,169	257
Pembina Pipeline Corp.	34,571	1,283
RB Global, Inc.	10,832	826
RioCan Real Estate Investment Trust	5,679	70
Rogers Communications, Inc., Class B	20,271	750
Shopify, Inc., Class A*	71,216	4,706
Stantec, Inc.	6,582	551
Sun Life Financial, Inc.	35,125	1,722
TELUS Corp. (Toronto Exchange)	29,742	450
Thomson Reuters Corp.	9,204	1,552
NORTHERN FUNDS QUARTERLY REPORT  46 EQUITY FUNDS

Schedule of Investments

GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Canada – 2.8%continued
Toronto-Dominion Bank (The)	104,872	$5,765
West Fraser Timber Co. Ltd.	3,666	282
WSP Global, Inc.	7,354	1,145
		58,723
Chile – 0.1%
Antofagasta PLC	24,020	637
Lundin Mining Corp.	37,712	420
		1,057
China – 0.3%
NXP Semiconductors N.V.	15,135	4,073
Prosus N.V.*	83,537	2,959
		7,032
Denmark – 1.7%
AP Moller - Maersk A/S, Class A	182	308
AP Moller - Maersk A/S, Class B	257	446
Coloplast A/S, Class B	7,313	878
DSV A/S	10,189	1,559
Genmab A/S*	3,880	973
Novo Nordisk A/S, Class B	193,094	27,585
Novonesis (Novozymes) B	22,039	1,348
Orsted A/S*	11,250	596
Pandora A/S	4,897	736
ROCKWOOL A/S, Class B	549	222
Tryg A/S	19,620	429
Vestas Wind Systems A/S*	58,673	1,354
		36,434
Finland – 0.3%
Elisa OYJ	7,915	363
Kesko OYJ, Class B	14,560	255
Kone OYJ, Class B	20,095	993
Metso OYJ	38,069	404
Neste OYJ	23,411	415
Nokia OYJ	315,807	1,201
Orion OYJ, Class B	7,388	315
Sampo OYJ, Class A	26,681	1,145
Stora Enso OYJ (Registered)	35,545	486
UPM-Kymmene OYJ	31,336	1,093
Wartsila OYJ Abp	29,185	562
		7,232
France – 2.4%
Aeroports de Paris S.A.	2,054	251
AXA S.A.	107,297	3,533
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
France – 2.4%continued
BNP Paribas S.A.	61,210	$3,922
Bouygues S.A.	10,670	342
Carrefour S.A.	33,154	468
Cie Generale des Etablissements Michelin S.C.A.	40,905	1,578
Covivio S.A./France	3,645	174
Credit Agricole S.A.	65,078	885
Danone S.A.	38,008	2,320
Dassault Systemes S.E.	40,242	1,515
Eiffage S.A.	4,588	424
Eurazeo S.E.	3,017	241
Gecina S.A.	2,200	203
Getlink S.E.	18,157	300
Hermes International S.C.A.	1,898	4,369
Kering S.A.	4,430	1,610
L'Oreal S.A.	14,217	6,251
LVMH Moet Hennessy Louis Vuitton S.E.	16,311	12,526
Publicis Groupe S.A.	13,600	1,442
Rexel S.A.	12,506	322
SEB S.A.(2)	1	—
TotalEnergies S.E.	126,552	8,435
		51,111
Germany – 0.8%
adidas A.G.	9,457	2,257
Beiersdorf A.G.	5,593	817
Commerzbank A.G.	63,615	966
Covestro A.G.*	11,422	670
Deutsche Boerse A.G.	11,307	2,311
Deutsche Lufthansa A.G. (Registered)	30,596	187
Evonik Industries A.G.	14,897	304
GEA Group A.G.	8,765	364
Heidelberg Materials A.G.	8,247	855
Henkel A.G. & Co. KGaA	5,986	471
Knorr-Bremse A.G.	4,751	363
LEG Immobilien S.E.	4,102	335
Merck KGaA	7,643	1,266
MTU Aero Engines A.G.	3,301	844
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	7,951	3,976
Puma S.E.	5,710	262
Symrise A.G.	7,717	945
Zalando S.E.(3) *	11,757	275
		17,468
EQUITY FUNDS 47 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Hong Kong – 0.5%
AIA Group Ltd.	663,000	$4,496
CK Infrastructure Holdings Ltd.	36,000	203
Hang Seng Bank Ltd.	47,878	612
Hong Kong & China Gas Co. Ltd.	651,463	495
Hong Kong Exchanges & Clearing Ltd.	71,000	2,262
MTR Corp. Ltd.	93,126	294
Prudential PLC	163,660	1,485
Sino Land Co. Ltd.	201,603	208
Swire Pacific Ltd., Class A	22,500	199
		10,254
Ireland – 0.2%
AerCap Holdings N.V.	11,615	1,083
Kerry Group PLC, Class A	9,125	738
Kingspan Group PLC	9,617	815
Smurfit Kappa Group PLC	15,979	711
		3,347
Italy – 0.5%
Assicurazioni Generali S.p.A.	60,436	1,503
Coca-Cola HBC A.G. - CDI*	13,271	451
Enel S.p.A.	489,346	3,413
FinecoBank Banca Fineco S.p.A.	37,412	558
Intesa Sanpaolo S.p.A.	876,940	3,274
Mediobanca Banca di Credito Finanziario S.p.A.	29,876	440
Moncler S.p.A.	12,275	752
Nexi S.p.A.*	28,514	174
Poste Italiane S.p.A.	27,813	355
		10,920
Japan – 5.9%
Aeon Co. Ltd.	38,900	833
Ajinomoto Co., Inc.	29,100	1,024
ANA Holdings, Inc.	8,900	164
Asahi Kasei Corp.	74,000	474
Asics Corp.	37,600	579
Astellas Pharma, Inc.	106,600	1,054
Bandai Namco Holdings, Inc.	34,900	685
Bridgestone Corp.	34,600	1,364
Brother Industries Ltd.	12,100	214
Chugai Pharmaceutical Co. Ltd.	40,400	1,442
Concordia Financial Group Ltd.	63,900	376
Dai Nippon Printing Co. Ltd.	13,200	446
Daifuku Co. Ltd.	17,600	331
Daiichi Sankyo Co. Ltd.	110,200	3,850
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Japan – 5.9%continued
Daikin Industries Ltd.	15,500	$2,141
Daiwa House Industry Co. Ltd.	34,000	864
Daiwa Securities Group, Inc.	79,700	611
Denso Corp.	113,100	1,765
Eisai Co. Ltd.	15,105	620
ENEOS Holdings, Inc.	170,900	881
FANUC Corp.	57,000	1,564
Fast Retailing Co. Ltd.	10,400	2,638
Fuji Electric Co. Ltd.	7,400	424
FUJIFILM Holdings Corp.	66,300	1,559
Fujitsu Ltd.	107,800	1,694
Hankyu Hanshin Holdings, Inc.	13,900	369
Hitachi Construction Machinery Co. Ltd.	7,400	199
Hitachi Ltd.	275,000	6,199
Hoya Corp.	21,100	2,469
Ibiden Co. Ltd.	5,700	234
Isuzu Motors Ltd.	35,200	468
ITOCHU Corp.	71,100	3,489
JFE Holdings, Inc.	34,900	503
Kao Corp.	27,700	1,126
KDDI Corp.	87,300	2,313
Kikkoman Corp.	43,400	505
Koito Manufacturing Co. Ltd.	11,900	164
Komatsu Ltd.	54,300	1,580
Konami Group Corp.	5,900	428
Kubota Corp.	56,000	787
LY Corp.	148,700	358
Marubeni Corp.	87,000	1,625
MatsukiyoCocokara & Co.	18,200	262
Mazda Motor Corp.	32,000	311
McDonald's Holdings Co. Japan Ltd.	5,600	221
MEIJI Holdings Co. Ltd.	14,000	302
Mitsubishi Chemical Group Corp.	73,400	409
Mitsubishi Estate Co. Ltd.	64,500	1,016
Mitsui Chemicals, Inc.	10,100	279
Mitsui Fudosan Co. Ltd.	161,500	1,486
Mizuho Financial Group, Inc.	144,900	3,034
MS&AD Insurance Group Holdings, Inc.	76,000	1,698
NEC Corp.	14,300	1,169
Nippon Paint Holdings Co. Ltd.	53,300	348
Nissan Chemical Corp.	7,900	250
Nitori Holdings Co. Ltd.	4,700	497
NORTHERN FUNDS QUARTERLY REPORT  48 EQUITY FUNDS

Schedule of Investments

GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Japan – 5.9%continued
Nitto Denko Corp.	8,200	$650
Nomura Holdings, Inc.	178,500	1,030
Nomura Research Institute Ltd.	22,776	643
Obayashi Corp.	36,700	438
Omron Corp.	9,700	335
Oriental Land Co. Ltd.	63,600	1,774
ORIX Corp.	67,900	1,506
Osaka Gas Co. Ltd.	21,000	464
Pan Pacific International Holdings Corp.	23,400	549
Panasonic Corp.	137,400	1,129
Rakuten Group, Inc.*	91,800	471
Recruit Holdings Co. Ltd.	88,900	4,784
Renesas Electronics Corp.	89,700	1,694
Ricoh Co. Ltd.	30,800	265
Rohm Co. Ltd.	17,100	229
Secom Co. Ltd.	13,000	770
Seiko Epson Corp.	16,700	259
Sekisui Chemical Co. Ltd.	20,900	290
Sekisui House Ltd.	36,200	804
Seven & i Holdings Co. Ltd.	130,800	1,593
SG Holdings Co. Ltd.	18,600	171
Shimadzu Corp.	12,600	316
Shin-Etsu Chemical Co. Ltd.	105,200	4,092
Shiseido Co. Ltd.	24,700	703
SoftBank Corp.	173,900	2,128
SoftBank Group Corp.	61,700	4,023
Sompo Holdings, Inc.	51,200	1,094
Sony Group Corp.	73,900	6,279
Subaru Corp.	36,700	782
Sumitomo Electric Industries Ltd.	43,700	683
Sumitomo Metal Mining Co. Ltd.	13,900	429
Sumitomo Mitsui Financial Group, Inc.	73,900	4,943
Sumitomo Mitsui Trust Holdings, Inc.	38,100	870
Sysmex Corp.	29,426	473
T&D Holdings, Inc.	29,700	521
TDK Corp.	22,800	1,393
TIS, Inc.	12,300	238
Tokio Marine Holdings, Inc.	111,300	4,178
Tokyo Electron Ltd.	27,900	6,127
Tokyo Gas Co. Ltd.	21,600	461
Tokyu Corp.	29,700	327
Toray Industries, Inc.	75,100	355
TOTO Ltd.	7,800	184
Unicharm Corp.	22,700	727
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Japan – 5.9%continued
West Japan Railway Co.	24,700	$460
Yamaha Motor Co. Ltd.	51,700	481
Yamato Holdings Co. Ltd.	11,200	123
Yokogawa Electric Corp.	13,300	323
Zensho Holdings Co. Ltd.	6,300	242
ZOZO, Inc.	9,500	238
		124,736
Luxembourg – 0.0%
Eurofins Scientific S.E.	8,332	414
Netherlands – 1.7%
Akzo Nobel N.V.	9,717	591
ASML Holding N.V.	23,637	24,386
ASR Nederland N.V.	10,085	480
ING Groep N.V.	196,417	3,366
JDE Peet's N.V.	5,828	116
Koninklijke Ahold Delhaize N.V.	57,409	1,694
Koninklijke KPN N.V.	241,205	924
NN Group N.V.	15,708	731
OCI N.V.	7,062	172
Universal Music Group N.V.	48,974	1,452
Wolters Kluwer N.V.	14,873	2,459
		36,371
New Zealand – 0.1%
Mercury NZ Ltd.	50,010	201
Meridian Energy Ltd.	71,682	275
Spark New Zealand Ltd.	94,677	240
Xero Ltd.*	8,265	748
		1,464
Norway – 0.2%
Aker BP ASA	18,145	462
DNB Bank ASA	49,489	972
Equinor ASA	53,529	1,529
Gjensidige Forsikring ASA	11,628	208
Mowi ASA	25,581	425
Norsk Hydro ASA	87,141	542
Orkla ASA	43,055	349
Salmar ASA	3,969	208
Telenor ASA	35,801	408
		5,103
Portugal – 0.1%
Banco Espirito Santo S.A. (Registered)(4) *	29,034	—
EQUITY FUNDS 49 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Portugal – 0.1%continued
Galp Energia SGPS S.A.	28,219	$596
Jeronimo Martins SGPS S.A.	17,821	348
		944
Singapore – 0.3%
CapitaLand Ascendas REIT	208,100	393
CapitaLand Integrated Commercial Trust	308,573	449
CapitaLand Investment Ltd.	139,258	273
Grab Holdings Ltd., Class A*	127,028	451
Keppel Ltd.	89,100	424
Singapore Exchange Ltd.	51,800	362
STMicroelectronics N.V.	40,374	1,574
United Overseas Bank Ltd.	77,300	1,785
		5,711
South Africa – 0.1%
Anglo American PLC	74,728	2,351
Spain – 0.5%
ACS Actividades de Construccion y Servicios S.A.	12,380	534
Amadeus IT Group S.A.	26,921	1,791
Banco de Sabadell S.A.	318,090	614
Cellnex Telecom S.A.*	29,767	966
Iberdrola S.A.	343,837	4,460
Redeia Corp. S.A.	22,996	402
Repsol S.A.	74,024	1,167
		9,934
Sweden – 0.9%
Alfa Laval AB	16,302	711
Assa Abloy AB, Class B	59,731	1,693
Atlas Copco AB, Class A	158,993	2,996
Atlas Copco AB, Class B	92,853	1,504
Boliden AB	17,442	556
Epiroc AB, Class A	42,023	838
Epiroc AB, Class B	22,472	410
EQT AB	22,715	666
Essity AB, Class B	35,875	917
Evolution AB	11,400	1,188
Hennes & Mauritz AB, Class B	34,524	545
Holmen AB, Class B	5,153	203
Husqvarna AB, Class B	21,781	174
Nibe Industrier AB, Class B	85,344	360
Sandvik AB	64,574	1,298
SKF AB, Class B	21,406	427
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Sweden – 0.9%continued
Svenska Cellulosa AB S.C.A., Class B	38,625	$571
Svenska Handelsbanken AB, Class A	82,363	785
Tele2 AB, Class B	29,888	301
Telia Co. AB	125,010	335
Volvo AB, Class A	10,878	284
Volvo AB, Class B	94,196	2,416
		19,178
Switzerland – 2.2%
ABB Ltd. (Registered)	94,342	5,223
Alcon, Inc.	29,383	2,614
Baloise Holding A.G. (Registered)	2,771	488
Banque Cantonale Vaudoise (Registered)	1,734	184
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	61	712
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	6	692
Clariant A.G. (Registered)*	11,231	176
DSM-Firmenich A.G.	11,019	1,241
Geberit A.G. (Registered)	1,908	1,129
Givaudan S.A. (Registered)	540	2,562
Julius Baer Group Ltd.	12,668	707
Kuehne + Nagel International A.G. (Registered)	2,778	799
Logitech International S.A. (Registered)	9,534	918
Lonza Group A.G. (Registered)	4,363	2,371
Novartis A.G. (Registered)	116,766	12,510
SGS S.A. (Registered)	8,646	769
SIG Group A.G.*	17,024	312
Sika A.G. (Registered)	9,013	2,566
Sonova Holding A.G. (Registered)	3,137	965
Swiss Life Holding A.G. (Registered)	1,725	1,269
Swiss Prime Site A.G. (Registered)	4,771	452
Swisscom A.G. (Registered)	1,564	880
Temenos A.G. (Registered)	3,676	254
VAT Group A.G.	1,649	928
Zurich Insurance Group A.G.	8,731	4,645
		45,366
United Kingdom – 3.2%
3i Group PLC	57,100	2,202
Admiral Group PLC	15,148	501
Ashtead Group PLC	25,782	1,718
Associated British Foods PLC	19,866	618
AstraZeneca PLC	91,965	14,337
NORTHERN FUNDS QUARTERLY REPORT  50 EQUITY FUNDS

Schedule of Investments

GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United Kingdom – 3.2%continued
Auto Trader Group PLC(3)	54,675	$551
Aviva PLC	165,788	1,000
Barratt Developments PLC	56,370	334
Berkeley Group Holdings PLC	6,359	367
BT Group PLC	366,514	651
Bunzl PLC	20,554	780
Burberry Group PLC	21,569	239
Coca-Cola Europacific Partners PLC	12,113	883
Croda International PLC	8,182	407
DCC PLC	6,149	431
HSBC Holdings PLC	1,120,721	9,699
Informa PLC	78,232	847
Intertek Group PLC	9,499	576
J Sainsbury PLC	89,708	289
Kingfisher PLC	118,051	372
Land Securities Group PLC	38,732	304
Legal & General Group PLC	338,406	967
Lloyds Banking Group PLC	3,756,055	2,602
M&G PLC	138,811	358
National Grid PLC	281,930	3,144
Phoenix Group Holdings PLC	39,137	257
Reckitt Benckiser Group PLC	41,663	2,248
RELX PLC	110,183	5,051
Rentokil Initial PLC	151,336	882
Sage Group (The) PLC	59,633	818
Schroders PLC	45,988	212
Segro PLC	77,228	878
Smiths Group PLC	19,495	420
Spirax-Sarco Engineering PLC	4,537	487
Taylor Wimpey PLC	210,325	376
Tesco PLC	424,253	1,642
Unilever PLC	148,516	8,177
Vodafone Group PLC	1,314,902	1,158
Whitbread PLC	10,747	402
WPP PLC	62,519	573
		67,758
United States – 72.4%
3M Co.	32,437	3,315
Accenture PLC, Class A	37,147	11,271
Adobe, Inc.*	26,521	14,733
Advanced Micro Devices, Inc.*	95,633	15,513
Aflac, Inc.	32,095	2,866
Agilent Technologies, Inc.	17,189	2,228
Air Products and Chemicals, Inc.	13,174	3,400
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United States – 72.4%continued
Akamai Technologies, Inc.*	8,936	$805
Albertsons Cos., Inc., Class A	20,812	411
Align Technology, Inc.*	4,193	1,012
Allegion PLC	5,333	630
Allstate (The) Corp.	15,732	2,512
Ally Financial, Inc.	16,751	665
Alphabet, Inc., Class A	348,898	63,552
Alphabet, Inc., Class C	302,133	55,417
American Express Co.	34,149	7,907
American Tower Corp.	27,574	5,360
American Water Works Co., Inc.	11,585	1,496
Ameriprise Financial, Inc.	5,911	2,525
Amgen, Inc.	31,729	9,914
Annaly Capital Management, Inc.	28,641	546
ANSYS, Inc.*	5,047	1,623
Applied Materials, Inc.	49,613	11,708
Aptiv PLC*	16,128	1,136
Arch Capital Group Ltd.*	21,978	2,217
Aspen Technology, Inc.*	1,642	326
Assurant, Inc.	2,845	473
Atlassian Corp., Class A*	9,461	1,673
Atmos Energy Corp.	9,060	1,057
Autodesk, Inc.*	12,607	3,120
Automatic Data Processing, Inc.	24,582	5,867
AutoZone, Inc.*	1,041	3,086
Avantor, Inc.*	41,103	871
Avery Dennison Corp.	4,854	1,061
Axon Enterprise, Inc.*	4,211	1,239
Baker Hughes Co.	60,118	2,114
Ball Corp.	18,159	1,090
Bank of New York Mellon (The) Corp.	44,195	2,647
Bath & Body Works, Inc.	12,015	469
Best Buy Co., Inc.	11,157	940
Biogen, Inc.*	8,721	2,022
Bio-Techne Corp.	9,239	662
BlackRock, Inc.	8,820	6,944
Booking Holdings, Inc.	2,030	8,042
Boston Properties, Inc.	8,642	532
Bristol-Myers Squibb Co.	119,573	4,966
Broadridge Financial Solutions, Inc.	7,128	1,404
Bunge Global S.A.	8,235	879
Burlington Stores, Inc.*	3,786	909
C.H. Robinson Worldwide, Inc.	6,868	605
Cadence Design Systems, Inc.*	16,363	5,036
EQUITY FUNDS 51 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United States – 72.4%continued
Campbell Soup Co.	11,403	$515
Capital One Financial Corp.	22,724	3,146
CarMax, Inc.*	9,597	704
Carrier Global Corp.	48,091	3,034
Catalent, Inc.*	10,084	567
Caterpillar, Inc.	29,465	9,815
Cboe Global Markets, Inc.	6,235	1,060
CBRE Group, Inc., Class A*	18,027	1,606
Cencora, Inc.	10,433	2,351
Charles Schwab (The) Corp.	89,381	6,586
Charter Communications, Inc., Class A*	5,560	1,662
Cheniere Energy, Inc.	13,428	2,348
Church & Dwight Co., Inc.	14,863	1,541
Cigna Group (The)	16,762	5,541
Cintas Corp.	5,446	3,814
Citizens Financial Group, Inc.	26,854	968
Clorox (The) Co.	7,233	987
CMS Energy Corp.	17,756	1,057
CNH Industrial N.V.	53,495	542
Coca-Cola (The) Co.	244,402	15,556
Colgate-Palmolive Co.	45,313	4,397
Comcast Corp., Class A	234,931	9,200
Conagra Brands, Inc.	29,000	824
Confluent, Inc., Class A*	11,692	345
Consolidated Edison, Inc.	20,784	1,859
Cooper (The) Cos., Inc.	11,787	1,029
CRH PLC	40,545	3,040
Crown Castle, Inc.	26,224	2,562
CSL Ltd.	28,550	5,599
CSX Corp.	115,492	3,863
Cummins, Inc.	8,086	2,239
D.R. Horton, Inc.	17,606	2,481
Danaher Corp.	41,673	10,412
Darden Restaurants, Inc.	7,212	1,091
DaVita, Inc.*	3,334	462
Dayforce, Inc.*	8,583	426
Deckers Outdoor Corp.*	1,501	1,453
Deere & Co.	15,568	5,817
Delta Air Lines, Inc.	9,843	467
Dexcom, Inc.*	22,650	2,568
Dick's Sporting Goods, Inc.	3,605	775
Digital Realty Trust, Inc.	18,575	2,824
Discover Financial Services	14,588	1,908
DocuSign, Inc.*	11,529	617
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United States – 72.4%continued
Domino's Pizza, Inc.	2,038	$1,052
DoorDash, Inc., Class A*	16,786	1,826
Dover Corp.	7,970	1,438
Eaton Corp. PLC	23,954	7,511
eBay, Inc.	31,025	1,667
Ecolab, Inc.	15,044	3,580
Edison International	23,233	1,668
Edwards Lifesciences Corp.*	35,894	3,316
Electronic Arts, Inc.	14,766	2,057
Elevance Health, Inc.	13,861	7,511
Eli Lilly & Co.	47,805	43,282
EMCOR Group, Inc.	2,838	1,036
Enphase Energy, Inc.*	8,021	800
Equinix, Inc.	5,634	4,263
Equitable Holdings, Inc.	19,958	815
Essential Utilities, Inc.	15,200	567
Etsy, Inc.*	7,267	429
Eversource Energy	20,801	1,180
Exelon Corp.	59,907	2,073
Expeditors International of Washington, Inc.	8,490	1,059
FactSet Research Systems, Inc.	2,252	919
Fair Isaac Corp.*	1,505	2,240
Ferguson PLC	12,099	2,343
Fidelity National Information Services, Inc.	34,078	2,568
First Solar, Inc.*	5,951	1,342
Fiserv, Inc.*	35,402	5,276
Fortive Corp.	21,429	1,588
Fortune Brands Innovations, Inc.	7,329	476
Fox Corp., Class A	14,491	498
Fox Corp., Class B	8,502	272
Franklin Resources, Inc.	15,943	356
Gartner, Inc.*	4,605	2,068
GE HealthCare Technologies, Inc.	25,207	1,964
Gen Digital, Inc.	34,777	869
General Electric Co.	64,627	10,274
General Mills, Inc.	33,707	2,132
Genuine Parts Co.	8,036	1,112
Gilead Sciences, Inc.	73,528	5,045
Graco, Inc.	9,697	769
Halliburton Co.	51,704	1,747
Hartford Financial Services Group (The), Inc.	17,108	1,720
NORTHERN FUNDS QUARTERLY REPORT  52 EQUITY FUNDS

Schedule of Investments

GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United States – 72.4%continued
HCA Healthcare, Inc.	11,701	$3,759
Healthpeak Properties, Inc.	40,972	803
Henry Schein, Inc.*	8,100	519
Hewlett Packard Enterprise Co.	78,038	1,652
HF Sinclair Corp.	9,055	483
Hilton Worldwide Holdings, Inc.	14,779	3,225
Hologic, Inc.*	14,152	1,051
Home Depot (The), Inc.	58,950	20,293
Hormel Foods Corp.	17,894	546
HP, Inc.	58,506	2,049
HubSpot, Inc.*	2,798	1,650
Humana, Inc.	7,131	2,665
Huntington Bancshares, Inc.	87,675	1,156
IDEX Corp.	4,403	886
IDEXX Laboratories, Inc.*	5,016	2,444
Illinois Tool Works, Inc.	17,641	4,180
Ingersoll Rand, Inc.	23,411	2,127
Insulet Corp.*	4,272	862
Intel Corp.	250,527	7,759
Intercontinental Exchange, Inc.	33,676	4,610
International Business Machines Corp.	54,070	9,351
International Flavors & Fragrances, Inc.	15,169	1,444
International Paper Co.	19,046	822
Interpublic Group of (The) Cos., Inc.	23,190	675
Intuit, Inc.	16,610	10,916
IQVIA Holdings, Inc.*	10,943	2,314
Iron Mountain, Inc.	17,386	1,558
J.M. Smucker (The) Co.	6,321	689
James Hardie Industries PLC - CDI*	26,869	853
JB Hunt Transport Services, Inc.	5,070	811
Johnson & Johnson	143,344	20,951
Johnson Controls International PLC	40,229	2,674
Juniper Networks, Inc.	19,862	724
Kellanova	15,592	899
Keurig Dr. Pepper, Inc.	64,249	2,146
KeyCorp	57,209	813
Keysight Technologies, Inc.*	10,353	1,416
Kimberly-Clark Corp.	19,768	2,732
Kinder Morgan, Inc.	120,377	2,392
Knight-Swift Transportation Holdings, Inc.	9,635	481
Kroger (The) Co.	39,811	1,988
Labcorp Holdings, Inc.	4,967	1,011
Lam Research Corp.	7,859	8,369
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United States – 72.4%continued
Lamb Weston Holdings, Inc.	8,101	$681
Lattice Semiconductor Corp.*	7,626	442
Lennox International, Inc.	1,940	1,038
Linde PLC	28,828	12,650
LKQ Corp.	16,006	666
Lowe's Cos., Inc.	33,890	7,471
LPL Financial Holdings, Inc.	4,432	1,238
Lululemon Athletica, Inc.*	6,899	2,061
LyondellBasell Industries N.V., Class A	15,621	1,494
Manhattan Associates, Inc.*	3,550	876
Marathon Petroleum Corp.	21,288	3,693
MarketAxess Holdings, Inc.	2,167	435
Marsh & McLennan Cos., Inc.	28,724	6,053
Martin Marietta Materials, Inc.	3,680	1,994
Marvell Technology, Inc.	51,370	3,591
Mastercard, Inc., Class A	49,225	21,716
McCormick & Co., Inc. (Non Voting)	14,711	1,044
McDonald's Corp.	42,593	10,854
Merck & Co., Inc.	149,719	18,535
Mettler-Toledo International, Inc.*	1,269	1,774
Microsoft Corp.	417,781	186,727
Molina Healthcare, Inc.*	3,468	1,031
Moody's Corp.	9,683	4,076
Morgan Stanley	72,323	7,029
Nasdaq, Inc.(5)	24,263	1,462
NetApp, Inc.	11,847	1,526
Neurocrine Biosciences, Inc.*	5,684	783
Newmont Corp.	67,946	2,845
NIKE, Inc., Class B	71,689	5,403
Northern Trust Corp.(5)	12,135	1,019
NRG Energy, Inc.	12,731	991
Nucor Corp.	14,232	2,250
NVIDIA Corp.	1,479,923	182,830
NVR, Inc.*	196	1,487
Old Dominion Freight Line, Inc.	11,751	2,075
Omnicom Group, Inc.	11,480	1,030
ONEOK, Inc.	34,532	2,816
O'Reilly Automotive, Inc.*	3,482	3,677
Owens Corning	5,191	902
Palo Alto Networks, Inc.*	19,184	6,504
Paychex, Inc.	19,488	2,310
Paylocity Holding Corp.*	2,731	360
PayPal Holdings, Inc.*	59,338	3,443
Pentair PLC	9,004	690
EQUITY FUNDS 53 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United States – 72.4%continued
PepsiCo, Inc.	81,646	$13,466
Phillips 66	25,340	3,577
PNC Financial Services Group (The), Inc.	23,488	3,652
Pool Corp.	2,358	725
PPG Industries, Inc.	13,853	1,744
Principal Financial Group, Inc.	14,128	1,108
Procter & Gamble (The) Co.	138,957	22,917
Progressive (The) Corp.	34,521	7,170
Prologis, Inc.	54,686	6,142
Prudential Financial, Inc.	21,430	2,511
PTC, Inc.*	7,254	1,318
PulteGroup, Inc.	12,267	1,351
QIAGEN N.V.*	13,645	563
Quanta Services, Inc.	8,652	2,198
Quest Diagnostics, Inc.	6,651	910
Raymond James Financial, Inc.	11,861	1,466
Regions Financial Corp.	56,224	1,127
Repligen Corp.*	2,957	373
Rivian Automotive, Inc., Class A*	40,077	538
Rockwell Automation, Inc.	6,848	1,885
Royal Caribbean Cruises Ltd.*	14,436	2,302
S&P Global, Inc.	18,947	8,450
Salesforce, Inc.	57,414	14,761
SBA Communications Corp.	6,382	1,253
Schlumberger N.V.	83,678	3,948
Schneider Electric S.E.	32,365	7,722
Seagate Technology Holdings PLC	11,614	1,199
Sempra	36,920	2,808
ServiceNow, Inc.*	12,155	9,562
Solventum Corp.*	8,892	470
State Street Corp.	17,866	1,322
Steel Dynamics, Inc.	8,595	1,113
STERIS PLC	5,806	1,275
Swiss Re A.G.	17,891	2,223
Synchrony Financial	23,931	1,129
Synopsys, Inc.*	9,065	5,394
T. Rowe Price Group, Inc.	13,308	1,535
Take-Two Interactive Software, Inc.*	9,334	1,451
Targa Resources Corp.	12,314	1,586
Target Corp.	27,373	4,052
Teleflex, Inc.	2,757	580
Tenaris S.A.	28,336	434
Tesla, Inc.*	169,825	33,605
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United States – 72.4%continued
Texas Instruments, Inc.	54,327	$10,568
TJX (The) Cos., Inc.	66,329	7,303
Toro (The) Co.	6,018	563
Tractor Supply Co.	6,403	1,729
Trane Technologies PLC	13,365	4,396
TransUnion	11,259	835
Travelers (The) Cos., Inc.	13,781	2,802
Trimble, Inc.*	15,092	844
Truist Financial Corp.	78,146	3,036
Twilio, Inc., Class A*	9,813	557
U.S. Bancorp	93,279	3,703
UiPath, Inc., Class A*	26,096	331
Ulta Beauty, Inc.*	2,880	1,111
Union Pacific Corp.	36,127	8,174
United Parcel Service, Inc., Class B	43,012	5,886
United Rentals, Inc.	3,949	2,554
Valero Energy Corp.	19,514	3,059
Veralto Corp.	14,733	1,407
Verizon Communications, Inc.	248,161	10,234
Visa, Inc., Class A	93,373	24,508
W.W. Grainger, Inc.	2,647	2,388
Walgreens Boots Alliance, Inc.	46,021	557
Walt Disney (The) Co.	108,379	10,761
Waters Corp.*	3,353	973
Welltower, Inc.	33,652	3,508
West Pharmaceutical Services, Inc.	4,337	1,429
Western Digital Corp.*	19,341	1,465
Westrock Co.	15,018	755
Weyerhaeuser Co.	44,547	1,265
Williams (The) Cos., Inc.	72,839	3,096
Williams-Sonoma, Inc.	3,700	1,045
Willis Towers Watson PLC	6,080	1,594
Workday, Inc., Class A*	12,329	2,756
Xylem, Inc.	14,282	1,937
Yum! Brands, Inc.	16,702	2,212
Zimmer Biomet Holdings, Inc.	12,203	1,324
Zoetis, Inc.	26,994	4,680
Zscaler, Inc.*	5,489	1,055
		1,522,797
Total Common Stocks
(Cost $1,335,725)		2,081,234

NORTHERN FUNDS QUARTERLY REPORT  54 EQUITY FUNDS

Schedule of Investments

GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.1% (1)
Germany – 0.1%
Henkel A.G. & Co. KGaA, 2.24%(6)	9,932	$885
Sartorius A.G., 0.34%(6)	1,596	374
		1,259
Total Preferred Stocks
(Cost $1,158)		1,259

RIGHTS – 0.0%
United States – 0.0%
Contra Abiomed, Inc. (Contingent Value Rights)(4) (7) *	2,380	—
Total Rights
(Cost $—)		—

INVESTMENT COMPANIES – 0.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(8) (9)	12,505,315	12,505
Total Investment Companies
(Cost $12,505)		12,505

Total Investments – 99.6%
(Cost $1,349,388)		2,094,998
Other Assets less Liabilities – 0.4%		8,994
Net Assets – 100.0%		$2,103,992

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Value rounds to less than one thousand.
(3)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2024, the value of these securities amounted to approximately $826,000 or 0.0%
of net assets.

(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Investment in affiliate.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(7)
Restricted security that has been deemed illiquid. At June 30, 2024, the value of this restricted illiquid security amounted to approximately $0 or
0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Contra Abiomed, Inc. (Contingent Value Rights)	12/23/2022	$—

(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2024 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CDI – CREST Depository Interest

FTSE – Financial Times Stock Exchange

REIT – Real Estate Investment Trust

S&P – Standard & Poor's

SPI – Standardized Precipitation Index
Percentages shown are based on Net Assets.
EQUITY FUNDS 55 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
At June 30, 2024, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	Danish Krone	810	United States Dollar	117	9/18/24	$—*
BNP	Swedish Krona	1,600	United States Dollar	154	9/18/24	2
Citibank	Euro	323	United States Dollar	350	9/18/24	3
Citibank	Japanese Yen	70,896	United States Dollar	459	9/18/24	13
Citibank	Swiss Franc	374	United States Dollar	422	9/18/24	2
JPMorgan Chase	British Pound	410	United States Dollar	521	9/18/24	3
JPMorgan Chase	Hong Kong Dollar	913	United States Dollar	117	9/19/24	—*
Morgan Stanley	Swiss Franc	140	United States Dollar	160	9/18/24	3
Toronto-Dominion Bank	Euro	500	United States Dollar	538	9/18/24	1
Toronto-Dominion Bank	United States Dollar	522	Canadian Dollar	715	9/18/24	1
Subtotal Appreciation						28
Citibank	Australian Dollar	391	United States Dollar	261	9/18/24	—*
Citibank	United States Dollar	646	Euro	600	9/18/24	(1)
JPMorgan Chase	United States Dollar	381	British Pound	300	9/18/24	(2)
JPMorgan Chase	United States Dollar	154	Danish Krone	1,061	9/18/24	(1)
JPMorgan Chase	United States Dollar	801	Japanese Yen	126,300	9/18/24	(6)
Morgan Stanley	United States Dollar	579	British Pound	453	9/18/24	(6)
Morgan Stanley	United States Dollar	177	Swedish Krona	1,832	9/18/24	(3)
Toronto-Dominion Bank	Australian Dollar	240	United States Dollar	160	9/18/24	(1)
Toronto-Dominion Bank	Canadian Dollar	340	United States Dollar	248	9/18/24	(1)
Subtotal Depreciation						(21)
Total						$7

*	Amount rounds to less than one thousand.
At June 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	60	$16,565	Long	9/24	$27
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	52	$2,743	Long	9/24	$(2)
FTSE 100 Index (British Pound)	5	519	Long	9/24	(3)
SPI 200 Index (Australian Dollar)	3	389	Long	9/24	2
Topix Index (Japanese Yen)	9	1,572	Long	9/24	35
Total					$59
At June 30, 2024, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	72.7%
Euro	7.3
Japanese Yen	5.9
All other currencies less than 5%	13.7
Total Investments	99.6
Other Assets less Liabilities	0.4
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$5,853	$232	$—	$6,085
Canada	58,723	—	—	58,723
NORTHERN FUNDS QUARTERLY REPORT  56 EQUITY FUNDS

Schedule of Investments

GLOBAL SUSTAINABILITY INDEX FUND continued	June 30, 2024 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Chile	$420	$637	$—	$1,057
China	4,073	2,959	—	7,032
Ireland	1,083	2,264	—	3,347
Singapore	451	5,260	—	5,711
United Kingdom	883	66,875	—	67,758
United States	1,505,403	17,394	—	1,522,797
All Other Countries	—	408,724	—	408,724
Total Common Stocks	1,576,889	504,345	—	2,081,234
Preferred Stocks	—	1,259	—	1,259
Rights	—	—	—	—
Investment Companies	12,505	—	—	12,505
Total Investments	$1,589,394	$505,604	$—	$2,094,998
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$28	$—	$28
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Futures Contracts	$64	$—	$—	$64
Liabilities
Forward Foreign Currency Exchange Contracts	—	(21)	—	(21)
Futures Contracts	(5)	—	—	(5)
Total Other Financial Instruments	$59	$7	$—	$66
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Nasdaq, Inc.	$1,381	$260	$118	$(52)	$(9)	$6	$1,462	$24,263
Northern Institutional Funds - U.S. Government Portfolio (Shares)	13,612	123,898	125,005	—	—	341	12,505	12,505,315
Northern Trust Corp.	1,180	—	94	(50)	(17)	9	1,019	12,135
Total	$16,173	$124,158	$125,217	$(102)	$(26)	$356	$14,986	12,541,713
EQUITY FUNDS 57 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

GLOBAL TACTICAL ASSET ALLOCATION FUND	June 30, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 100.0%
FlexShares® Credit-Scored U.S. Corporate Bond Index Fund(1)	64,526	$3,063
FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund(1)	39,365	1,678
FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund(1)	82,716	2,173
FlexShares® Global Quality Real Estate Index Fund(1)	30,931	1,688
FlexShares® High Yield Value-Scored Bond Index Fund(1)	147,600	5,963
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund(1)	109,085	2,553
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	62,168	4,346
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(1)	96,740	5,150
FlexShares® Morningstar Global Upstream Natural Resources Index Fund(1)	42,381	1,701
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund(1)	47,931	9,579
FlexShares® STOXX Global Broad Infrastructure Index Fund(1)	31,482	1,675
FlexShares® U.S. Quality Low Volatility Index Fund(1)	77,167	4,810
iShares 1-3 Year Treasury Bond ETF	18,747	1,531
iShares 20+ Year Treasury Bond ETF	31,135	2,858
iShares 3-7 Year Treasury Bond ETF	22,209	2,564
iShares 7-10 Year Treasury Bond ETF	22,546	2,111
iShares MBS ETF	89,217	8,191
Northern Funds - International Equity Index Fund(1)	360,808	5,264
Northern Funds - Stock Index Fund(1)	305,117	17,114
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(1) (2)	843,958	844
Total Investment Companies
(Cost $78,198)		84,856

Total Investments – 100.0%
(Cost $78,198)		84,856
Liabilities less Other Assets – (0.0%)		(32)
NET ASSETS – 100.0%		$84,824

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Funds, Northern Institutional Funds and FlexShares Trust.
(2)	7-day current yield as of June 30, 2024 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange-Traded Fund

MBS - Mortgage Backed Securities

TIPS - Treasury Inflation Protected Securities
Percentages shown are based on Net Assets.
NORTHERN FUNDS QUARTERLY REPORT  58 EQUITY FUNDS

Schedule of Investments

GLOBAL TACTICAL ASSET ALLOCATION FUND continued
At June 30, 2024, the asset class weightings for the Fund were:
ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	20.2%	Northern Funds - Stock Index Fund
U.S. Equity	11.2	FlexShares® Morningstar U.S. Market Factor Tilt Index Fund
U.S. Equity	5.7	FlexShares® U.S. Quality Low Volatility Index Fund
Non U.S. Equity - Developed	6.2	Northern Funds - International Equity Index Fund
Non U.S. Equity - Developed	5.1	FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund
Non U.S. Equity - Developed	2.6	FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund
Non U.S. Equity - Emerging Markets	6.1	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Global Real Estate	2.0	FlexShares® Global Quality Real Estate Index Fund
U.S. Bonds - High Yield	7.0	FlexShares® High Yield Value-Scored Bond Index Fund
U.S. Bonds - Investment Grade	9.6	iShares MBS ETF
U.S. Bonds - Investment Grade	3.6	FlexShares® Credit-Scored U.S. Corporate Bond Index Fund
U.S. Bonds - Investment Grade	3.4	iShares 20+ Year Treasury Bond ETF
U.S. Bonds - Investment Grade	3.0	iShares 3-7 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	2.5	iShares 7-10 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	2.0	FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund
U.S. Bonds - Investment Grade	1.8	iShares 1-3 Year Treasury Bond ETF
U.S. Bonds - Inflation Protected	3.0	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Global Infrastructure	2.0	FlexShares® STOXX Global Broad Infrastructure Index Fund
Commodities/Natural Resources	2.0	FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Cash	1.0	Northern Institutional Funds - U.S. Government Portfolio (Shares)
Total	100.0%
At June 30, 2024, the security types for the Fund were:
Security Type	% of Net Assets
Investment Companies	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investment Companies	$84,856	$—	$—	$84,856
EQUITY FUNDS 59 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Credit-Scored U.S. Corporate Bond Index Fund	$1,921	$1,447	$287	$20	$(38)	$22	$3,063	$64,526
FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund	92	1,704	90	(15)	(13)	1	1,678	39,365
FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund	2,378	32	202	(32)	(3)	37	2,173	82,716
FlexShares® Disciplined Duration MBS Index Fund	3,292	—	3,273	(87)	68	—	—	—
FlexShares® Global Quality Real Estate Index Fund	1,829	45	114	(50)	(22)	14	1,688	30,931
FlexShares® High Yield Value-Scored Bond Index Fund	9,137	64	3,079	315	(474)	191	5,963	147,600
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	6,400	71	3,842	346	(422)	127	2,553	109,085
FlexShares® International Quality Dividend Index Fund	4,759	39	4,931	(558)	691	67	—	—
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	4,757	97	395	(116)	3	72	4,346	62,168
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	4,578	1,008	605	144	25	6	5,150	96,740
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	3,669	100	2,092	(14)	38	18	1,701	42,381
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund	10,253	60	785	(197)	248	33	9,579	47,931
FlexShares® Quality Dividend Index Fund	10,240	61	10,387	(3,266)	3,352	40	—	—
FlexShares® STOXX Global Broad Infrastructure Index Fund	1,834	5	117	(43)	(4)	17	1,675	31,482
FlexShares® U.S. Quality Low Volatility Index Fund	5,125	—	413	(48)	146	24	4,810	77,167
FlexShares® Ultra-Short Income Fund	914	—	912	(12)	10	8	—	—
Northern Funds - International Equity Index Fund	—	5,277	—	(13)	—	—	5,264	360,808
Northern Funds - Stock Index Fund	—	16,948	—	166	—	32	17,114	305,117
Northern Institutional Funds - U.S. Government Portfolio (Shares)	—	6,164	5,320	—	—	5	844	843,958
Total	$71,178	$33,122	$36,844	$(3,460)	$3,605	$714	67,601	2,341,975
NORTHERN FUNDS QUARTERLY REPORT  60 EQUITY FUNDS

Schedule of Investments

INCOME EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7%
Aerospace & Defense – 1.0%
Lockheed Martin Corp.	3,719	$1,737
Banks – 2.5%
Bank of America Corp.	3,763	150
Citigroup, Inc.	33,676	2,137
Comerica, Inc.	16,673	851
JPMorgan Chase & Co.	6,848	1,385
		4,523
Beverages – 1.3%
Coca-Cola (The) Co.	31,349	1,995
PepsiCo, Inc.	1,671	276
		2,271
Biotechnology – 2.8%
AbbVie, Inc.	16,608	2,848
Amgen, Inc.	1,561	488
Gilead Sciences, Inc.	23,917	1,641
		4,977
Broadline Retail – 3.1%
Amazon.com, Inc.(1) *	26,157	5,055
eBay, Inc.	9,928	533
		5,588
Building Products – 0.4%
A.O. Smith Corp.	9,812	802
Capital Markets – 2.2%
Bank of New York Mellon (The) Corp.	17,835	1,068
Blue Owl Capital, Inc.	26,333	467
Invesco Ltd.	5,573	83
Janus Henderson Group PLC	15,505	523
Lazard, Inc.	12,503	477
Morgan Stanley	5,654	550
State Street Corp.	11,094	821
		3,989
Chemicals – 1.1%
CF Industries Holdings, Inc.	7,704	571
Linde PLC	119	52
LyondellBasell Industries N.V., Class A	9,007	862
NewMarket Corp.	287	148
Scotts Miracle-Gro (The) Co.	4,226	275
		1,908
Communications Equipment – 1.3%
Cisco Systems, Inc.	49,367	2,345
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Consumer Finance – 0.6%
Ally Financial, Inc.	13,156	$522
OneMain Holdings, Inc.	9,929	481
		1,003
Consumer Staples Distribution & Retail – 0.3%
Costco Wholesale Corp.	553	470
Containers & Packaging – 0.8%
Ardagh Metal Packaging S.A.	144,499	491
Packaging Corp. of America	4,765	870
		1,361
Distributors – 0.0%
Pool Corp.	26	8
Diversified Consumer Services – 0.1%
H&R Block, Inc.	4,095	222
Diversified Telecommunication Services – 0.7%
AT&T, Inc.	61,675	1,179
Electric Utilities – 2.2%
Duke Energy Corp.	13,690	1,372
Exelon Corp.	18,105	627
OGE Energy Corp.	15,069	538
Southern (The) Co.	19,343	1,500
		4,037
Electrical Equipment – 0.7%
Rockwell Automation, Inc.	3,054	841
Vertiv Holdings Co., Class A	5,881	509
		1,350
Entertainment – 0.3%
Playtika Holding Corp.	71,220	561
Financial Services – 2.4%
Berkshire Hathaway, Inc., Class B*	2,923	1,189
Corebridge Financial, Inc.	18,220	531
Equitable Holdings, Inc.	7,766	317
Fidelity National Information Services, Inc.	13,713	1,033
MGIC Investment Corp.	13,459	290
UWM Holdings Corp.	79,639	552
Visa, Inc., Class A	18	5
Western Union (The) Co.	37,283	456
		4,373
Food Products – 0.4%
General Mills, Inc.	11,351	718
Gas Utilities – 0.3%
UGI Corp.	20,564	471
EQUITY FUNDS 61 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Ground Transportation – 0.8%
Old Dominion Freight Line, Inc.	3,788	$669
Union Pacific Corp.	3,523	797
		1,466
Health Care Equipment & Supplies – 1.2%
Abbott Laboratories	7,671	797
Baxter International, Inc.	13,748	460
ResMed, Inc.	415	79
Stryker Corp.	2,327	792
		2,128
Health Care Providers & Services – 1.7%
Cardinal Health, Inc.	7,846	771
Cencora, Inc.	4,129	930
McKesson Corp.	383	224
UnitedHealth Group, Inc.	2,169	1,105
		3,030
Health Care Real Estate Investment Trusts – 0.3%
Omega Healthcare Investors, Inc.	14,386	493
Hotel & Resort Real Estate Investment Trusts – 0.4%
Host Hotels & Resorts, Inc.	17,389	313
Park Hotels & Resorts, Inc.	29,066	435
		748
Hotels, Restaurants & Leisure – 1.1%
McDonald's Corp.	456	116
Starbucks Corp.	18,412	1,434
Yum! Brands, Inc.	3,301	437
		1,987
Household Products – 2.4%
Clorox (The) Co.	5,048	689
Kimberly-Clark Corp.	7,382	1,020
Procter & Gamble (The) Co.	15,848	2,614
		4,323
Industrial Conglomerates – 0.6%
3M Co.	11,091	1,133
Insurance – 2.7%
Aflac, Inc.	10,857	970
Allstate (The) Corp.	4,376	699
MetLife, Inc.	13,235	929
Old Republic International Corp.	16,830	520
Principal Financial Group, Inc.	9,070	711
Prudential Financial, Inc.	8,756	1,026
		4,855
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Interactive Media & Services – 6.4%
Alphabet, Inc., Class A(1)	32,439	$5,909
Meta Platforms, Inc., Class A(1)	11,062	5,578
		11,487
IT Services – 1.2%
Accenture PLC, Class A	2,827	858
Cognizant Technology Solutions Corp., Class A	9,030	614
International Business Machines Corp.	4,174	722
		2,194
Life Sciences Tools & Services – 0.0%
Thermo Fisher Scientific, Inc.	35	19
Machinery – 1.0%
Illinois Tool Works, Inc.	5,219	1,237
Otis Worldwide Corp.	6,546	630
		1,867
Media – 1.4%
Comcast Corp., Class A	50,465	1,976
Nexstar Media Group, Inc.	469	78
Omnicom Group, Inc.	5,429	487
		2,541
Metals & Mining – 0.3%
Southern Copper Corp.	4,334	467
Mortgage Real Estate Investment Trusts – 0.7%
Annaly Capital Management, Inc.	9,407	179
Rithm Capital Corp.	46,588	508
Starwood Property Trust, Inc.	26,072	494
		1,181
Multi-Utilities – 1.5%
Consolidated Edison, Inc.	8,396	751
Dominion Energy, Inc.	18,762	919
Public Service Enterprise Group, Inc.	13,778	1,016
		2,686
Office Real Estate Investment Trusts – 0.3%
Highwoods Properties, Inc.	20,092	528
Oil, Gas & Consumable Fuels – 3.2%
Devon Energy Corp.	17,557	832
Diamondback Energy, Inc.	2,254	451
Exxon Mobil Corp.	38,627	4,447
Texas Pacific Land Corp.	155	114
		5,844
Personal Care Products – 0.5%
Kenvue, Inc.	47,666	867
NORTHERN FUNDS QUARTERLY REPORT  62 EQUITY FUNDS

Schedule of Investments

INCOME EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Pharmaceuticals – 3.5%
Bristol-Myers Squibb Co.	39,057	$1,622
Eli Lilly & Co.	880	797
Johnson & Johnson	20,304	2,968
Merck & Co., Inc.	4,418	547
Royalty Pharma PLC, Class A	12,639	333
		6,267
Professional Services – 2.2%
Automatic Data Processing, Inc.	7,885	1,882
Broadridge Financial Solutions, Inc.	2,790	550
Paychex, Inc.	7,901	937
Robert Half, Inc.	9,088	581
		3,950
Residential Real Estate Investment Trusts – 1.2%
Camden Property Trust	5,937	648
Equity Residential	14,521	1,007
Mid-America Apartment Communities, Inc.	3,905	557
		2,212
Retail Real Estate Investment Trusts – 0.8%
Brixmor Property Group, Inc.	19,591	452
Simon Property Group, Inc.	6,959	1,057
		1,509
Semiconductors & Semiconductor Equipment – 13.1%
Applied Materials, Inc.	614	145
Broadcom, Inc.	1,791	2,875
KLA Corp.	2,110	1,740
Lam Research Corp.	2,231	2,376
Microchip Technology, Inc.	10,390	951
NVIDIA Corp.(1)	99,560	12,300
QUALCOMM, Inc.	13,692	2,727
Skyworks Solutions, Inc.	4,536	483
Texas Instruments, Inc.	97	19
		23,616
Software – 8.8%
Bentley Systems, Inc., Class B	8,813	435
Intuit, Inc.	3,719	2,444
Microsoft Corp.	27,116	12,119
Oracle Corp.	5,656	799
		15,797
Specialized Real Estate Investment Trusts – 1.0%
EPR Properties	9,240	388
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Specialized Real Estate Investment Trusts – 1.0%continued
Lamar Advertising Co., Class A	4,440	$531
Public Storage	3,086	887
		1,806
Specialty Retail – 2.7%
Bath & Body Works, Inc.	6,731	263
Best Buy Co., Inc.	4,937	416
Home Depot (The), Inc.	7,957	2,739
Lowe's Cos., Inc.	4,106	905
Williams-Sonoma, Inc.	1,700	480
		4,803
Technology Hardware, Storage & Peripherals – 8.6%
Apple, Inc.(1)	64,656	13,618
HP, Inc.	24,055	842
NetApp, Inc.	7,593	978
		15,438
Textiles, Apparel & Luxury Goods – 0.7%
Carter's, Inc.	6,775	420
Tapestry, Inc.	20,929	895
		1,315
Tobacco – 2.2%
Altria Group, Inc.	33,850	1,542
Philip Morris International, Inc.	24,480	2,480
		4,022
Trading Companies & Distributors – 0.7%
Fastenal Co.	13,312	837
MSC Industrial Direct Co., Inc., Class A	4,506	357
		1,194
Total Common Stocks
(Cost $111,042)		175,666

INVESTMENT COMPANIES – 2.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(2) (3)	3,622,056	3,622
Total Investment Companies
(Cost $3,622)		3,622

EQUITY FUNDS 63 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.16%, 10/3/24(4) (5)	$145	$143
Total Short-Term Investments
(Cost $143)		143

Total Investments – 99.8%
(Cost $114,807)		179,431
Other Assets less Liabilities – 0.2%		304
NET ASSETS – 100.0%		$179,735

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2024 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Micro E-Mini S&P 500 Index	140	$3,865	Long	9/24	$5
At June 30, 2024, the Fund had open written call options as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Alphabet, Inc., Class A, Exp. Date 7/19/24, Strike Price $205.00	(324)	$(5,902)	$(3)
Amazon.com, Inc., Exp. Date 7/19/24, Strike Price $215.00	(261)	(5,044)	(18)
Apple, Inc., Exp. Date 7/19/24, Strike Price $250.00	(323)	(6,803)	(2)
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Meta Platforms, Inc., Class A, Exp. Date 7/19/24, Strike Price $580.00	(110)	$(5,546)	$(3)
NVIDIA Corp., Exp. Date 7/19/24, Strike Price $170.00	(995)	(12,292)	(9)
Total Written Options Contracts			$(35)
(Premiums Received (000s) $124)
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	97.7%
Investment Companies	2.0%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$175,666	$—	$—	$175,666
Investment Companies	3,622	—	—	3,622
Short-Term Investments	—	143	—	143
Total Investments	$179,288	$143	$—	$179,431
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$5	$—	$—	$5
Liabilities
Written Options	(35)	—	—	(35)
Total Other Financial Instruments	$(30)	$—	$—	$(30)

(1)	Classifications as defined in the Schedule of Investments.
NORTHERN FUNDS QUARTERLY REPORT  64 EQUITY FUNDS

Schedule of Investments

INCOME EQUITY FUND continued	June 30, 2024 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$4,033	$8,766	$9,177	$41	$3,622	$3,622,056
EQUITY FUNDS 65 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

INTERNATIONAL EQUITY FUND	June 30, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.5% (1)
Australia – 6.3%
ANZ Group Holdings Ltd.	92,656	$1,745
Aristocrat Leisure Ltd.	18,156	600
BHP Group Ltd.	15,798	452
Cochlear Ltd.	72	16
Fortescue Ltd.	87,007	1,243
Glencore PLC	191,835	1,094
National Australia Bank Ltd.	31,425	759
Origin Energy Ltd.	34,565	250
Rio Tinto PLC	7,608	501
Sonic Healthcare Ltd.	20,634	360
Stockland	202,171	562
Telstra Group Ltd.	294,171	709
Wesfarmers Ltd.	12,195	528
Woodside Energy Group Ltd.	195	4
		8,823
Austria – 0.6%
Erste Group Bank A.G.	6,960	330
voestalpine A.G.	20,058	540
		870
Belgium – 0.7%
Ageas S.A./N.V.	19,224	878
Sofina S.A.	617	141
		1,019
Brazil – 0.5%
Yara International ASA	22,000	634
Canada – 9.7%
AltaGas Ltd.	8,958	202
Canadian Imperial Bank of Commerce	16,228	772
Canadian National Railway Co.	6,944	820
Canadian Natural Resources Ltd.	53,158	1,893
Canadian Utilities Ltd., Class A	3,143	68
CGI, Inc.*	9,037	902
Fairfax Financial Holdings Ltd.	1,133	1,289
Fortis, Inc.	7,326	285
Gildan Activewear, Inc.	15,178	576
IGM Financial, Inc.	44,237	1,221
Imperial Oil Ltd.	4,379	299
Loblaw Cos. Ltd.	2,511	291
Manulife Financial Corp.	66,644	1,775
Nutrien Ltd.	3,133	159
Suncor Energy, Inc.	25,414	969
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.5% (1)continued
Canada – 9.7%continued
TFI International, Inc.	8,298	$1,205
West Fraser Timber Co. Ltd.	11,310	869
		13,595
Chile – 0.3%
Lundin Mining Corp.	38,318	427
China – 0.7%
BOC Hong Kong Holdings Ltd.	302,302	933
SITC International Holdings Co. Ltd.	10,065	27
		960
Denmark – 3.3%
AP Moller - Maersk A/S, Class B	138	240
Demant A/S*	17,603	761
Novo Nordisk A/S, Class B	14,499	2,071
Pandora A/S	7,573	1,138
ROCKWOOL A/S, Class B	1,030	417
		4,627
Finland – 1.2%
Fortum OYJ	12,583	184
Kone OYJ, Class B	6,929	342
Wartsila OYJ Abp	60,679	1,168
		1,694
France – 8.3%
Bureau Veritas S.A.	28,280	780
Capgemini S.E.	5,739	1,137
Carrefour S.A.	17,459	247
Cie Generale des Etablissements Michelin S.C.A.	4,188	162
Eiffage S.A.	2,526	233
Engie S.A.	22,325	318
Eurazeo S.E.	14,809	1,185
Hermes International S.C.A.	259	596
Ipsen S.A.	6,706	821
Klepierre S.A.	11,732	314
La Francaise des Jeux S.A.E.M.	4,161	141
L'Oreal S.A.	3,183	1,400
LVMH Moet Hennessy Louis Vuitton S.E.	240	184
Publicis Groupe S.A.	12,406	1,315
Safran S.A.	3,696	777
SEB S.A.	9,779	997
TotalEnergies S.E.	11,039	736
Unibail-Rodamco-Westfield*	3,633	287
Veolia Environnement S.A.	195	6
		11,636
NORTHERN FUNDS QUARTERLY REPORT  66 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.5% (1)continued
Germany – 5.6%
Allianz S.E. (Registered)	148	$41
Bayerische Motoren Werke A.G.	4,405	417
Deutsche Bank A.G. (Registered)	39,531	631
Deutsche Post A.G.	26,201	1,060
E.ON S.E.	15,472	203
Fresenius Medical Care A.G.	16,659	637
Heidelberg Materials A.G.	5,499	570
Knorr-Bremse A.G.	11,769	899
Mercedes-Benz Group A.G.	18,969	1,311
Merck KGaA	1,321	219
Nemetschek S.E.	4,225	415
RWE A.G.	4,569	156
SAP S.E.	503	102
Scout24 S.E.	2,183	166
Siemens A.G. (Registered)	5,002	930
		7,757
Hong Kong – 1.4%
CK Asset Holdings Ltd.	113,992	427
CK Infrastructure Holdings Ltd.	28,239	159
CLP Holdings Ltd.	19,289	156
Futu Holdings Ltd. ADR*	11,466	752
Sino Land Co. Ltd.	12,556	13
Sun Hung Kai Properties Ltd.	32,986	285
Swire Pacific Ltd., Class A	2,851	25
WH Group Ltd.(2)	257,615	170
		1,987
Ireland – 0.2%
AIB Group PLC	45,874	242
Israel – 1.6%
Bank Leumi Le-Israel B.M.	78,407	639
Check Point Software Technologies Ltd.*	7,921	1,307
ICL Group Ltd.	77,430	334
		2,280
Italy – 2.4%
Enel S.p.A.	82,077	573
Intesa Sanpaolo S.p.A.	191,613	715
Poste Italiane S.p.A.	90,503	1,156
Recordati Industria Chimica e Farmaceutica S.p.A.	4,415	231
UniCredit S.p.A.	17,685	659
		3,334
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.5% (1)continued
Japan – 19.8%
Bridgestone Corp.	17,510	$690
Canon, Inc.	13,300	361
Chubu Electric Power Co., Inc.	5,200	62
Dai-ichi Life Holdings, Inc.	8,300	223
Daito Trust Construction Co. Ltd.	5,020	518
Daiwa House Industry Co. Ltd.	19,600	498
Denso Corp.	28,300	442
Hitachi Ltd.	2,000	45
Hoya Corp.	9,800	1,147
Isuzu Motors Ltd.	90,100	1,197
ITOCHU Corp.	38,227	1,876
Japan Airlines Co. Ltd.	20,200	319
Japan Tobacco, Inc.	9,500	257
Kao Corp.	2,800	114
KDDI Corp.	55,419	1,469
Komatsu Ltd.	35,200	1,024
Marubeni Corp.	10,000	187
Mazda Motor Corp.	21,700	211
Mitsubishi Corp.	15,100	297
Mitsubishi UFJ Financial Group, Inc.	86,100	929
Mitsui & Co. Ltd.	32,800	748
Mitsui OSK Lines Ltd.	13,600	408
Mizuho Financial Group, Inc.	6,000	126
Nintendo Co. Ltd.	9,900	529
Nissin Foods Holdings Co. Ltd.	16,300	414
Nitto Denko Corp.	14,500	1,149
Ono Pharmaceutical Co. Ltd.	67,300	919
Oracle Corp. Japan	13,600	941
ORIX Corp.	7,900	175
Pan Pacific International Holdings Corp.	4,100	96
Recruit Holdings Co. Ltd.	3,500	188
Renesas Electronics Corp.	9,800	185
SCSK Corp.	12,500	249
Secom Co. Ltd.	100	6
Seven & i Holdings Co. Ltd.	7,500	91
SG Holdings Co. Ltd.	40,600	374
Shin-Etsu Chemical Co. Ltd.	6,700	261
Sompo Holdings, Inc.	63,400	1,355
Subaru Corp.	58,800	1,252
Sumitomo Corp.	22,500	565
Sumitomo Electric Industries Ltd.	31,500	492
Sumitomo Mitsui Financial Group, Inc.	21,800	1,458
Suntory Beverage & Food Ltd.	23,376	830
TIS, Inc.	20,200	391
EQUITY FUNDS 67 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.5% (1)continued
Japan – 19.8%continued
Tokyo Electric Power Co. Holdings, Inc.*	7,700	$41
Tokyo Electron Ltd.	7,400	1,625
Tokyo Gas Co. Ltd.	3,900	83
Toyota Motor Corp.	8,900	183
Yokogawa Electric Corp.	28,400	690
		27,690
Jordan – 0.1%
Hikma Pharmaceuticals PLC	5,561	133
Netherlands – 3.7%
ABN AMRO Bank N.V. - C.V.A.	7,468	123
Adyen N.V.*	411	490
Akzo Nobel N.V.	4,692	285
ASM International N.V.	909	692
ASML Holding N.V.	1,639	1,691
BE Semiconductor Industries N.V.	3,281	548
Koninklijke Ahold Delhaize N.V.	18,747	553
NN Group N.V.	682	32
Randstad N.V.	15,874	719
		5,133
Norway – 0.7%
Equinor ASA	2,962	85
Salmar ASA	10,959	575
Telenor ASA	25,282	288
		948
Portugal – 0.6%
Jeronimo Martins SGPS S.A.	39,370	769
Singapore – 2.1%
Oversea-Chinese Banking Corp. Ltd.	131,000	1,393
Singapore Airlines Ltd.	159,000	807
Singapore Technologies Engineering Ltd.	174,500	557
Singapore Telecommunications Ltd.	119,500	242
		2,999
Spain – 3.3%
Acciona S.A.	1,440	171
ACS Actividades de Construccion y Servicios S.A.	7,045	304
Aena S.M.E. S.A.	3,098	625
Banco Bilbao Vizcaya Argentaria S.A.	172,704	1,723
Endesa S.A.	9,766	183
Iberdrola S.A.	31,858	413
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.5% (1)continued
Spain – 3.3%continued
Industria de Diseno Textil S.A.	11,145	$551
Repsol S.A.	43,116	679
		4,649
Sweden – 2.9%
Fastighets AB Balder, Class B*	1,744	12
Hennes & Mauritz AB, Class B	67,708	1,069
Skandinaviska Enskilda Banken AB, Class A	88,104	1,305
SKF AB, Class B	24,497	489
Swedbank AB, Class A	40,169	829
Volvo AB, Class B	10,740	275
		3,979
Switzerland – 5.4%
ABB Ltd. (Registered)	35,648	1,973
Cie Financiere Richemont S.A., Class A (Registered)	2,648	413
Logitech International S.A. (Registered)	12,160	1,170
Novartis A.G. (Registered)	27,474	2,943
Sonova Holding A.G. (Registered)	2,638	812
Temenos A.G. (Registered)	4,229	292
		7,603
United Kingdom – 8.6%
3i Group PLC	33,712	1,300
Associated British Foods PLC	15,229	474
AstraZeneca PLC	2,825	440
Auto Trader Group PLC(2)	8,155	82
BAE Systems PLC	14,671	245
Barclays PLC	556,065	1,467
Barratt Developments PLC	7,757	46
Centrica PLC	127,527	217
Coca-Cola Europacific Partners PLC	3,293	240
DCC PLC	3,416	239
HSBC Holdings PLC	89,423	774
Imperial Brands PLC	51,426	1,317
InterContinental Hotels Group PLC	5,045	529
National Grid PLC	32,112	358
NatWest Group PLC	99,583	391
Next PLC	7,524	860
RELX PLC	28,607	1,311
Rolls-Royce Holdings PLC*	42,126	244
Sage Group (The) PLC	37,169	510
NORTHERN FUNDS QUARTERLY REPORT  68 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.5% (1)continued
United Kingdom – 8.6%continued
SSE PLC	2,784	$63
Tesco PLC	222,519	861
		11,968
United States – 6.5%
CSL Ltd.	1,221	239
GSK PLC	97,181	1,873
Holcim A.G.*	10,360	919
Nestle S.A. (Registered)	6,957	710
Roche Holding A.G. (Genusschein)	7,040	1,954
Sanofi S.A.	7,094	682
Shell PLC	75,773	2,723
		9,100
Total Common Stocks
(Cost $116,879)		134,856

PREFERRED STOCKS – 1.0% (1)
Germany – 1.0%
Henkel A.G. & Co. KGaA, 2.24%(3)	14,928	1,330
Total Preferred Stocks
(Cost $1,138)		1,330

INVESTMENT COMPANIES – 0.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(4) (5)	559,955	560
Total Investment Companies
(Cost $560)		560

Total Investments – 97.9%
(Cost $118,577)		136,746
Other Assets less Liabilities – 2.1%		2,963
Net Assets – 100.0%		$139,709

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2024, the value of these securities amounted to approximately $252,000 or 0.2%
of net assets.

(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2024 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

FTSE – Financial Times Stock Exchange

S&P – Standard & Poor's

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.
At June 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	31	$1,635	Long	9/24	$3
FTSE 100 Index (British Pound)	4	415	Long	9/24	(2)
S&P/TSX 60 Index (Canadian Dollar)	2	383	Long	9/24	3
SPI 200 Index (Australian Dollar)	2	259	Long	9/24	2
Yen Denominated Nikkei 225 (Japanese Yen)	6	742	Long	9/24	13
Total					$19
EQUITY FUNDS 69 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
At June 30, 2024, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Euro	28.0%
Japanese Yen	19.8
British Pound	12.9
Canadian Dollar	10.0
Swiss Franc	8.0
Australian Dollar	5.3
All other currencies less than 5%	13.9
Total Investments	97.9
Other Assets less Liabilities	2.1
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$13,595	$—	$—	$13,595
Chile	427	—	—	427
Hong Kong	752	1,235	—	1,987
Israel	1,307	973	—	2,280
United Kingdom	240	11,728	—	11,968
All Other Countries(1)	—	104,599	—	104,599
Total Common Stocks	16,321	118,535	—	134,856
Preferred Stocks	—	1,330	—	1,330
Investment Companies	560	—	—	560
Total Investments	$16,881	$119,865	$—	$136,746
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$21	$—	$—	$21
Liabilities
Futures Contracts	(2)	—	—	(2)
Total Other Financial Instruments	$19	$—	$—	$19

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$574	$1,935	$1,949	$5	$560	$559,955
NORTHERN FUNDS QUARTERLY REPORT  70 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)
Australia – 7.3%
Ampol Ltd.	69,745	$1,501
ANZ Group Holdings Ltd.	890,264	16,764
APA Group	387,293	2,058
Aristocrat Leisure Ltd.	165,389	5,468
ASX Ltd.	60,567	2,423
Aurizon Holdings Ltd.	490,793	1,192
BHP Group Ltd.	1,491,939	42,739
BlueScope Steel Ltd.	128,657	1,752
Brambles Ltd.	398,315	3,870
CAR Group Ltd.	105,838	2,478
Cochlear Ltd.	18,784	4,148
Coles Group Ltd.	383,676	4,358
Commonwealth Bank of Australia	492,905	41,844
Computershare Ltd.	159,931	2,809
Dexus	327,620	1,416
Endeavour Group Ltd.	437,033	1,467
Fortescue Ltd.	498,849	7,127
Glencore PLC	3,047,939	17,379
Goodman Group	507,125	11,687
GPT Group (The)	587,927	1,570
Insurance Australia Group Ltd.	683,685	3,255
Lottery (The) Corp. Ltd.	625,554	2,107
Macquarie Group Ltd.	107,489	14,661
Medibank Pvt Ltd.	784,945	1,952
Mineral Resources Ltd.	50,325	1,797
Mirvac Group	1,084,666	1,354
National Australia Bank Ltd.	915,631	22,107
Northern Star Resources Ltd.	332,426	2,857
Orica Ltd.	149,446	1,777
Origin Energy Ltd.	493,142	3,564
Pilbara Minerals Ltd.	845,492	1,731
Pro Medicus Ltd.	18,061	1,715
Qantas Airways Ltd.*	258,118	1,004
QBE Insurance Group Ltd.	452,022	5,242
Ramsay Health Care Ltd.	53,955	1,697
REA Group Ltd.	16,004	2,088
Reece Ltd.	67,484	1,128
Rio Tinto Ltd.	109,467	8,687
Rio Tinto PLC	330,867	21,780
Santos Ltd.	953,036	4,857
Scentre Group	1,511,450	3,147
SEEK Ltd.	108,656	1,540
Seven Group Holdings Ltd.	56,559	1,415
Sonic Healthcare Ltd.	131,700	2,299
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Australia – 7.3%continued
South32 Ltd.	1,341,164	$3,273
Stockland	663,160	1,845
Suncorp Group Ltd.	362,513	4,207
Telstra Group Ltd.	1,163,944	2,805
Transurban Group	927,491	7,670
Treasury Wine Estates Ltd.	225,250	1,868
Vicinity Ltd.	1,191,507	1,462
Washington H Soul Pattinson & Co. Ltd.	64,896	1,420
Wesfarmers Ltd.	337,166	14,601
Westpac Banking Corp.	1,026,823	18,634
WiseTech Global Ltd.	48,137	3,200
Woodside Energy Group Ltd.	559,036	10,542
Woolworths Group Ltd.	366,522	8,259
		367,597
Austria – 0.2%
Erste Group Bank A.G.	99,075	4,692
Mondi PLC	132,563	2,547
OMV A.G.	44,400	1,931
Verbund A.G.	19,706	1,554
voestalpine A.G.	32,794	883
		11,607
Belgium – 0.8%
Ageas S.A./N.V.	46,015	2,102
Anheuser-Busch InBev S.A./N.V.	265,528	15,339
D'ieteren Group	6,713	1,419
Elia Group S.A./N.V.	7,920	742
Groupe Bruxelles Lambert N.V.	24,854	1,768
KBC Group N.V.	74,655	5,266
Lotus Bakeries N.V.	113	1,165
Sofina S.A.	4,917	1,122
Syensqo S.A.	22,305	1,990
UCB S.A.	37,486	5,555
Umicore S.A.	58,205	873
Warehouses De Pauw - C.V.A.	56,829	1,535
		38,876
Brazil – 0.0%
Yara International ASA	45,606	1,314
Burkina Faso – 0.0%
Endeavour Mining PLC	50,037	1,063
Chile – 0.1%
Antofagasta PLC	118,614	3,145
China – 0.4%
BOC Hong Kong Holdings Ltd.	1,074,608	3,317
EQUITY FUNDS 71 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
China – 0.4%continued
Prosus N.V.*	419,783	$14,871
SITC International Holdings Co. Ltd.	360,000	975
Wharf Holdings (The) Ltd.	290,000	815
Wilmar International Ltd.	524,700	1,196
		21,174
Denmark – 3.8%
AP Moller - Maersk A/S, Class A	880	1,491
AP Moller - Maersk A/S, Class B	1,350	2,343
Carlsberg A/S, Class B	28,345	3,392
Coloplast A/S, Class B	36,526	4,387
Danske Bank A/S	205,549	6,120
Demant A/S*	27,804	1,202
DSV A/S	50,474	7,724
Genmab A/S*	19,157	4,804
Novo Nordisk A/S, Class B	960,556	137,221
Novonesis (Novozymes) B	110,834	6,777
Orsted A/S*	53,418	2,828
Pandora A/S	24,017	3,608
ROCKWOOL A/S, Class B	2,523	1,023
Tryg A/S	104,152	2,275
Vestas Wind Systems A/S*	300,392	6,932
		192,127
Finland – 1.0%
Elisa OYJ	39,269	1,801
Fortum OYJ	126,684	1,848
Kesko OYJ, Class B	78,296	1,371
Kone OYJ, Class B	99,575	4,920
Metso OYJ	180,411	1,914
Neste OYJ	123,205	2,185
Nokia OYJ	1,587,571	6,040
Nordea Bank Abp	931,585	11,058
Orion OYJ, Class B	29,837	1,273
Sampo OYJ, Class A	130,085	5,585
Stora Enso OYJ (Registered)	165,953	2,269
UPM-Kymmene OYJ	159,171	5,550
Wartsila OYJ Abp	142,896	2,750
		48,564
France – 9.2%
Accor S.A.	55,318	2,281
Aeroports de Paris S.A.	10,000	1,222
Air Liquide S.A.	169,824	29,237
Airbus S.E.	175,381	24,183
Alstom S.A.	98,634	1,655
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
France – 9.2%continued
Amundi S.A.	17,965	$1,153
Arkema S.A.	17,756	1,535
AXA S.A.	532,477	17,533
BioMerieux	13,084	1,238
BNP Paribas S.A.	303,724	19,463
Bollore S.E.	207,017	1,211
Bouygues S.A.	57,784	1,851
Bureau Veritas S.A.	90,153	2,488
Capgemini S.E.	45,853	9,082
Carrefour S.A.	158,773	2,244
Cie de Saint-Gobain S.A.	135,705	10,509
Cie Generale des Etablissements Michelin S.C.A.	201,159	7,762
Covivio S.A./France	15,543	742
Credit Agricole S.A.	313,229	4,259
Danone S.A.	191,293	11,675
Dassault Aviation S.A.	5,208	944
Dassault Systemes S.E.	197,742	7,444
Edenred S.E.	71,989	3,038
Eiffage S.A.	21,264	1,963
Engie S.A.	537,815	7,660
EssilorLuxottica S.A.	86,561	18,573
Eurazeo S.E.	14,372	1,150
Gecina S.A.	13,737	1,268
Getlink S.E.	97,801	1,615
Hermes International S.C.A.	9,354	21,530
Ipsen S.A.	10,383	1,271
Kering S.A.	22,198	8,070
Klepierre S.A.	61,320	1,643
La Francaise des Jeux S.A.E.M.	30,490	1,035
Legrand S.A.	77,941	7,767
L'Oreal S.A.	71,061	31,247
LVMH Moet Hennessy Louis Vuitton S.E.	81,210	62,365
Orange S.A.	552,833	5,536
Pernod Ricard S.A.	61,023	8,304
Publicis Groupe S.A.	68,250	7,234
Remy Cointreau S.A.	6,629	555
Renault S.A.	55,149	2,813
Rexel S.A.	64,830	1,668
Safran S.A.	101,117	21,274
Sartorius Stedim Biotech	8,086	1,321
SEB S.A.	6,307	643
Societe Generale S.A.	212,699	4,966
Sodexo S.A.	26,426	2,381
NORTHERN FUNDS QUARTERLY REPORT  72 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
France – 9.2%continued
Teleperformance S.E.	15,701	$1,647
Thales S.A.	27,508	4,420
TotalEnergies S.E.	631,562	42,093
Unibail-Rodamco-Westfield*	35,704	2,819
Veolia Environnement S.A.	203,846	6,120
Vinci S.A.	147,291	15,494
Vivendi S.E.	198,646	2,081
		461,275
Germany – 7.9%
adidas A.G.	47,860	11,422
Allianz S.E. (Registered)	115,129	31,988
BASF S.E.	264,957	12,803
Bayer A.G. (Registered)	292,224	8,264
Bayerische Motoren Werke A.G.	92,393	8,741
Bechtle A.G.	23,857	1,123
Beiersdorf A.G.	29,036	4,242
Brenntag S.E.	38,310	2,582
Carl Zeiss Meditec A.G. (Bearer)	10,976	772
Commerzbank A.G.	310,091	4,710
Continental A.G.	33,234	1,882
Covestro A.G.*	57,141	3,349
CTS Eventim A.G. & Co. KGaA	19,345	1,615
Daimler Truck Holding A.G.	158,302	6,298
Deutsche Bank A.G. (Registered)	555,028	8,854
Deutsche Boerse A.G.	55,957	11,438
Deutsche Lufthansa A.G. (Registered)	162,487	994
Deutsche Post A.G.	294,565	11,919
Deutsche Telekom A.G. (Registered)	956,671	24,066
E.ON S.E.	666,301	8,732
Evonik Industries A.G.	80,937	1,651
Fresenius Medical Care A.G.	59,889	2,290
Fresenius S.E. & Co. KGaA*	119,802	3,578
GEA Group A.G.	45,630	1,897
Hannover Rueck S.E.	17,450	4,422
Heidelberg Materials A.G.	40,354	4,182
Henkel A.G. & Co. KGaA	31,181	2,454
Infineon Technologies A.G.	384,770	14,135
Knorr-Bremse A.G.	19,782	1,511
LEG Immobilien S.E.	20,925	1,709
Mercedes-Benz Group A.G.	237,604	16,419
Merck KGaA	37,288	6,179
MTU Aero Engines A.G.	15,727	4,021
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Germany – 7.9%continued
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	39,969	$19,986
Nemetschek S.E.	15,821	1,556
Puma S.E.	29,826	1,371
Rational A.G.	1,462	1,219
Rheinmetall A.G.	12,857	6,540
RWE A.G.	188,015	6,432
SAP S.E.	307,208	62,374
Scout24 S.E.	21,718	1,656
Siemens A.G. (Registered)	223,940	41,650
Siemens Energy A.G.*	176,922	4,605
Siemens Healthineers A.G.(2)	83,718	4,823
Symrise A.G.	39,635	4,852
Talanx A.G.	17,775	1,419
Volkswagen A.G.	8,634	1,036
Vonovia S.E.	217,916	6,185
Zalando S.E.(2) *	61,634	1,441
		397,387
Hong Kong – 1.6%
AIA Group Ltd.	3,324,486	22,543
CK Asset Holdings Ltd.	565,638	2,118
CK Infrastructure Holdings Ltd.	169,353	956
CLP Holdings Ltd.	478,014	3,866
Futu Holdings Ltd. ADR*	16,716	1,097
Hang Seng Bank Ltd.	218,779	2,799
Henderson Land Development Co. Ltd.	419,929	1,123
HKT Trust & HKT Ltd.	1,110,220	1,245
Hong Kong & China Gas Co. Ltd.	3,116,005	2,369
Hong Kong Exchanges & Clearing Ltd.	358,396	11,419
Hongkong Land Holdings Ltd.	318,900	1,030
Jardine Matheson Holdings Ltd.	47,000	1,661
Link REIT	744,478	2,892
MTR Corp. Ltd.	445,136	1,404
Power Assets Holdings Ltd.	395,317	2,128
Prudential PLC	823,847	7,474
Sino Land Co. Ltd.	1,200,627	1,238
Sun Hung Kai Properties Ltd.	440,758	3,811
Swire Pacific Ltd., Class A	119,051	1,052
Swire Properties Ltd.	340,587	542
Techtronic Industries Co. Ltd.	415,833	4,748
WH Group Ltd.(2)	2,284,213	1,503
Wharf Real Estate Investment Co. Ltd.	484,766	1,281
		80,299
EQUITY FUNDS 73 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Ireland – 0.5%
AerCap Holdings N.V.	61,159	$5,700
AIB Group PLC	522,232	2,752
Bank of Ireland Group PLC	311,948	3,250
Irish Bank Resolution Corp. Ltd.(3) *	99,788	—
Kerry Group PLC, Class A	45,587	3,689
Kingspan Group PLC	44,381	3,760
Smurfit Kappa Group PLC	74,672	3,324
		22,475
Israel – 0.6%
Azrieli Group Ltd.	13,152	770
Bank Hapoalim B.M.	365,355	3,225
Bank Leumi Le-Israel B.M.	438,289	3,570
Check Point Software Technologies Ltd.*	26,295	4,339
Elbit Systems Ltd.	7,084	1,235
Global-e Online Ltd.*	26,517	962
ICL Group Ltd.	224,099	967
Israel Discount Bank Ltd., Class A	365,397	1,822
Mizrahi Tefahot Bank Ltd.	42,271	1,431
Nice Ltd.*	18,226	3,145
Teva Pharmaceutical Industries Ltd. ADR*	324,657	5,276
Wix.com Ltd.*	16,025	2,549
		29,291
Italy – 2.4%
Amplifon S.p.A.	36,249	1,286
Assicurazioni Generali S.p.A.	293,435	7,298
Banco BPM S.p.A.	378,050	2,446
Coca-Cola HBC A.G. - CDI*	63,586	2,161
Davide Campari-Milano N.V.	191,796	1,808
DiaSorin S.p.A.	7,714	766
Enel S.p.A.	2,393,445	16,696
Eni S.p.A.	631,583	9,726
Ferrari N.V.	37,180	15,201
FinecoBank Banca Fineco S.p.A.	176,146	2,625
Infrastrutture Wireless Italiane S.p.A.	96,117	1,005
Intesa Sanpaolo S.p.A.	4,287,600	16,010
Leonardo S.p.A.	116,302	2,711
Mediobanca Banca di Credito Finanziario S.p.A.	153,436	2,258
Moncler S.p.A.	66,265	4,058
Nexi S.p.A.*	165,879	1,011
Poste Italiane S.p.A.	128,609	1,643
Prysmian S.p.A.	77,001	4,744
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Italy – 2.4%continued
Recordati Industria Chimica e Farmaceutica S.p.A.	31,059	$1,624
Snam S.p.A.	601,338	2,655
Telecom Italia S.p.A.*	2,541,794	610
Terna - Rete Elettrica Nazionale	406,033	3,138
UniCredit S.p.A.	442,247	16,478
		117,958
Japan – 22.2%
Advantest Corp.	226,200	9,156
Aeon Co. Ltd.	187,900	4,023
AGC, Inc.	56,900	1,845
Aisin Corp.	40,200	1,308
Ajinomoto Co., Inc.	137,300	4,833
ANA Holdings, Inc.	42,900	792
Asahi Group Holdings Ltd.	144,700	5,111
Asahi Kasei Corp.	369,100	2,363
Asics Corp.	191,600	2,948
Astellas Pharma, Inc.	522,300	5,165
Bandai Namco Holdings, Inc.	174,200	3,417
Bridgestone Corp.	165,300	6,515
Brother Industries Ltd.	63,000	1,114
Canon, Inc.	299,000	8,124
Capcom Co. Ltd.	94,000	1,778
Central Japan Railway Co.	222,800	4,809
Chiba Bank (The) Ltd.	154,400	1,379
Chubu Electric Power Co., Inc.	191,700	2,272
Chugai Pharmaceutical Co. Ltd.	193,265	6,899
Concordia Financial Group Ltd.	289,900	1,705
Dai Nippon Printing Co. Ltd.	61,400	2,075
Daifuku Co. Ltd.	88,100	1,659
Dai-ichi Life Holdings, Inc.	269,900	7,246
Daiichi Sankyo Co. Ltd.	546,200	19,081
Daikin Industries Ltd.	78,100	10,789
Daito Trust Construction Co. Ltd.	16,400	1,692
Daiwa House Industry Co. Ltd.	170,200	4,323
Daiwa Securities Group, Inc.	407,000	3,122
Denso Corp.	565,400	8,824
Dentsu Group, Inc.	54,918	1,386
Disco Corp.	27,100	10,384
East Japan Railway Co.	259,736	4,308
Eisai Co. Ltd.	71,900	2,952
ENEOS Holdings, Inc.	824,097	4,250
FANUC Corp.	285,100	7,825
Fast Retailing Co. Ltd.	52,000	13,192
NORTHERN FUNDS QUARTERLY REPORT  74 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Japan – 22.2%continued
Fuji Electric Co. Ltd.	37,300	$2,135
FUJIFILM Holdings Corp.	333,900	7,850
Fujitsu Ltd.	523,400	8,224
Hamamatsu Photonics K.K.	41,270	1,113
Hankyu Hanshin Holdings, Inc.	67,600	1,795
Hikari Tsushin, Inc.	5,800	1,078
Hitachi Construction Machinery Co. Ltd.	29,900	806
Hitachi Ltd.	1,368,500	30,848
Honda Motor Co. Ltd.	1,330,800	14,316
Hoshizaki Corp.	29,200	929
Hoya Corp.	104,000	12,169
Hulic Co. Ltd.	108,100	959
Ibiden Co. Ltd.	29,900	1,226
Idemitsu Kosan Co. Ltd.	278,840	1,811
Inpex Corp.	281,500	4,157
Isuzu Motors Ltd.	169,600	2,254
ITOCHU Corp.	350,400	17,193
Japan Airlines Co. Ltd.	42,200	666
Japan Exchange Group, Inc.	144,600	3,390
Japan Post Bank Co. Ltd.	410,700	3,888
Japan Post Holdings Co. Ltd.	619,500	6,157
Japan Post Insurance Co. Ltd.	61,200	1,191
Japan Real Estate Investment Corp.	359	1,134
Japan Tobacco, Inc.	354,600	9,600
JFE Holdings, Inc.	170,500	2,459
Kajima Corp.	122,400	2,124
Kansai Electric Power (The) Co., Inc.	207,600	3,497
Kao Corp.	140,100	5,693
Kawasaki Kisen Kaisha Ltd.	115,500	1,685
KDDI Corp.	445,600	11,808
Keisei Electric Railway Co. Ltd.	37,600	1,212
Keyence Corp.	57,456	25,348
Kikkoman Corp.	198,500	2,309
Kintetsu Group Holdings Co. Ltd.	48,800	1,062
Kirin Holdings Co. Ltd.	230,800	2,977
Kobe Bussan Co. Ltd.	39,800	886
Koito Manufacturing Co. Ltd.	55,528	767
Komatsu Ltd.	277,200	8,067
Konami Group Corp.	30,000	2,175
Kubota Corp.	288,100	4,048
Kyocera Corp.	367,300	4,223
Kyowa Kirin Co. Ltd.	74,200	1,269
Lasertec Corp.	23,600	5,332
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Japan – 22.2%continued
LY Corp.	802,500	$1,933
M3, Inc.	125,700	1,207
Makita Corp.	67,500	1,843
Marubeni Corp.	420,500	7,855
MatsukiyoCocokara & Co.	93,900	1,352
Mazda Motor Corp.	154,800	1,504
McDonald's Holdings Co. Japan Ltd.	26,400	1,041
MEIJI Holdings Co. Ltd.	68,152	1,469
MINEBEA MITSUMI, Inc.	110,100	2,271
Mitsubishi Chemical Group Corp.	423,600	2,359
Mitsubishi Corp.	989,000	19,452
Mitsubishi Electric Corp.	570,800	9,125
Mitsubishi Estate Co. Ltd.	323,900	5,102
Mitsubishi HC Capital, Inc.	249,000	1,648
Mitsubishi Heavy Industries Ltd.	952,000	10,265
Mitsubishi UFJ Financial Group, Inc.	3,270,195	35,282
Mitsui & Co. Ltd.	757,800	17,287
Mitsui Chemicals, Inc.	45,400	1,256
Mitsui Fudosan Co. Ltd.	799,900	7,358
Mitsui OSK Lines Ltd.	99,800	2,995
Mizuho Financial Group, Inc.	712,118	14,912
MonotaRO Co. Ltd.	69,800	822
MS&AD Insurance Group Holdings, Inc.	378,629	8,457
Murata Manufacturing Co. Ltd.	514,773	10,685
NEC Corp.	70,300	5,748
Nexon Co. Ltd.	93,400	1,735
Nidec Corp.	123,800	5,596
Nintendo Co. Ltd.	306,500	16,377
Nippon Building Fund, Inc.	490	1,715
NIPPON EXPRESS HOLDINGS, Inc.	18,400	848
Nippon Paint Holdings Co. Ltd.	286,100	1,870
Nippon Prologis REIT, Inc.	596	929
Nippon Sanso Holdings Corp.	49,200	1,464
Nippon Steel Corp.	254,661	5,366
Nippon Telegraph & Telephone Corp.	8,941,300	8,451
Nippon Yusen K.K.	133,000	3,866
Nissan Chemical Corp.	37,600	1,188
Nissan Motor Co. Ltd.	689,200	2,350
Nissin Foods Holdings Co. Ltd.	56,100	1,423
Nitori Holdings Co. Ltd.	22,800	2,412
Nitto Denko Corp.	42,000	3,330
Nomura Holdings, Inc.	890,000	5,135
Nomura Real Estate Holdings, Inc.	27,800	699
EQUITY FUNDS 75 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Japan – 22.2%continued
Nomura Real Estate Master Fund, Inc.	1,149	$1,020
Nomura Research Institute Ltd.	113,822	3,213
NTT Data Group Corp.	181,900	2,686
Obayashi Corp.	188,400	2,249
Obic Co. Ltd.	20,400	2,634
Olympus Corp.	341,600	5,496
Omron Corp.	51,200	1,767
Ono Pharmaceutical Co. Ltd.	100,500	1,372
Oracle Corp. Japan	12,400	858
Oriental Land Co. Ltd.	326,000	9,093
ORIX Corp.	339,400	7,530
Osaka Gas Co. Ltd.	108,000	2,384
Otsuka Corp.	68,400	1,319
Otsuka Holdings Co. Ltd.	126,715	5,343
Pan Pacific International Holdings Corp.	110,100	2,583
Panasonic Corp.	701,900	5,767
Rakuten Group, Inc.*	432,500	2,219
Recruit Holdings Co. Ltd.	437,600	23,551
Renesas Electronics Corp.	442,800	8,361
Resona Holdings, Inc.	614,610	4,081
Ricoh Co. Ltd.	163,800	1,407
Rohm Co. Ltd.	102,100	1,368
SBI Holdings, Inc.	83,660	2,124
SCREEN Holdings Co. Ltd.	23,600	2,150
SCSK Corp.	45,500	906
Secom Co. Ltd.	60,300	3,573
Seiko Epson Corp.	79,500	1,234
Sekisui Chemical Co. Ltd.	115,900	1,609
Sekisui House Ltd.	172,400	3,830
Seven & i Holdings Co. Ltd.	669,900	8,159
SG Holdings Co. Ltd.	99,200	913
Shimadzu Corp.	71,600	1,798
Shimano, Inc.	22,400	3,471
Shin-Etsu Chemical Co. Ltd.	532,300	20,704
Shionogi & Co. Ltd.	71,500	2,797
Shiseido Co. Ltd.	115,800	3,296
Shizuoka Financial Group, Inc.	136,800	1,317
SMC Corp.	17,100	8,164
SoftBank Corp.	851,600	10,420
SoftBank Group Corp.	303,300	19,774
Sompo Holdings, Inc.	255,935	5,469
Sony Group Corp.	369,100	31,363
Subaru Corp.	172,600	3,676
SUMCO Corp.	101,400	1,473
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Japan – 22.2%continued
Sumitomo Corp.	300,900	$7,556
Sumitomo Electric Industries Ltd.	208,400	3,256
Sumitomo Metal Mining Co. Ltd.	74,800	2,310
Sumitomo Mitsui Financial Group, Inc.	367,842	24,605
Sumitomo Mitsui Trust Holdings, Inc.	187,938	4,292
Sumitomo Realty & Development Co. Ltd.	82,500	2,437
Suntory Beverage & Food Ltd.	41,500	1,473
Suzuki Motor Corp.	450,400	5,213
Sysmex Corp.	154,294	2,479
T&D Holdings, Inc.	143,800	2,521
Taisei Corp.	46,700	1,731
Takeda Pharmaceutical Co. Ltd.	471,166	12,221
TDK Corp.	113,000	6,905
Terumo Corp.	399,700	6,636
TIS, Inc.	63,600	1,230
Toho Co. Ltd.	30,500	893
Tokio Marine Holdings, Inc.	553,500	20,776
Tokyo Electric Power Co. Holdings, Inc.*	426,000	2,280
Tokyo Electron Ltd.	138,900	30,502
Tokyo Gas Co. Ltd.	109,200	2,330
Tokyu Corp.	151,500	1,668
TOPPAN Holdings, Inc.	66,900	1,852
Toray Industries, Inc.	384,500	1,816
TOTO Ltd.	39,600	936
Toyota Industries Corp.	42,700	3,615
Toyota Motor Corp.	3,124,720	64,333
Toyota Tsusho Corp.	185,700	3,636
Trend Micro, Inc.	39,000	1,583
Unicharm Corp.	116,100	3,720
West Japan Railway Co.	130,200	2,427
Yakult Honsha Co. Ltd.	70,600	1,262
Yamaha Motor Co. Ltd.	264,400	2,458
Yamato Holdings Co. Ltd.	79,100	868
Yaskawa Electric Corp.	68,300	2,473
Yokogawa Electric Corp.	68,900	1,675
Zensho Holdings Co. Ltd.	29,700	1,139
ZOZO, Inc.	37,000	928
		1,111,032
Jordan – 0.0%
Hikma Pharmaceuticals PLC	46,136	1,100
NORTHERN FUNDS QUARTERLY REPORT  76 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Luxembourg – 0.1%
ArcelorMittal S.A.	140,593	$3,205
Eurofins Scientific S.E.	39,427	1,960
		5,165
Macau – 0.1%
Galaxy Entertainment Group Ltd.	629,148	2,931
Sands China Ltd.*	716,299	1,492
		4,423
Netherlands – 4.8%
ABN AMRO Bank N.V. - C.V.A.	129,350	2,120
Adyen N.V.*	6,413	7,646
Aegon Ltd.	410,794	2,536
Akzo Nobel N.V.	49,277	2,996
Argenx S.E.*	17,626	7,619
ASM International N.V.	13,784	10,499
ASML Holding N.V.	117,565	121,291
ASR Nederland N.V.	47,143	2,246
BE Semiconductor Industries N.V.	22,228	3,714
Euronext N.V.	24,861	2,295
EXOR N.V.	29,135	3,037
Heineken Holding N.V.	38,306	3,015
Heineken N.V.	85,272	8,231
IMCD N.V.	16,380	2,268
ING Groep N.V.	972,586	16,665
JDE Peet's N.V.	39,776	792
Koninklijke Ahold Delhaize N.V.	279,112	8,238
Koninklijke KPN N.V.	1,186,726	4,548
Koninklijke Philips N.V.*	236,877	5,957
NN Group N.V.	83,914	3,903
OCI N.V.	31,429	767
Randstad N.V.	30,011	1,359
Universal Music Group N.V.	243,929	7,231
Wolters Kluwer N.V.	72,574	11,997
		240,970
New Zealand – 0.3%
Auckland International Airport Ltd.	409,823	1,905
Fisher & Paykel Healthcare Corp. Ltd.	172,097	3,153
Mercury NZ Ltd.	217,156	870
Meridian Energy Ltd.	420,086	1,610
Spark New Zealand Ltd.	528,543	1,339
Xero Ltd.*	41,209	3,732
		12,609
Norway – 0.6%
Aker BP ASA	93,489	2,383
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Norway – 0.6%continued
DNB Bank ASA	257,480	$5,056
Equinor ASA	268,234	7,664
Gjensidige Forsikring ASA	59,937	1,071
Kongsberg Gruppen ASA	24,750	2,016
Mowi ASA	131,489	2,184
Norsk Hydro ASA	395,504	2,462
Orkla ASA	200,960	1,627
Salmar ASA	18,128	951
Telenor ASA	186,054	2,118
		27,532
Poland – 0.0%
InPost S.A.*	60,173	1,056
Portugal – 0.2%
Banco Espirito Santo S.A. (Registered)(3) *	882,815	—
EDP - Energias de Portugal S.A.	909,384	3,407
Galp Energia SGPS S.A.	136,997	2,895
Jeronimo Martins SGPS S.A.	81,740	1,596
		7,898
Singapore – 1.5%
CapitaLand Ascendas REIT	1,050,992	1,983
CapitaLand Integrated Commercial Trust	1,685,216	2,451
CapitaLand Investment Ltd.	717,062	1,405
DBS Group Holdings Ltd.	591,705	15,592
Genting Singapore Ltd.	1,570,780	1,000
Grab Holdings Ltd., Class A*	579,335	2,057
Keppel Ltd.	435,850	2,074
Oversea-Chinese Banking Corp. Ltd.	1,010,051	10,742
Sea Ltd. ADR*	108,161	7,725
Sembcorp Industries Ltd.	264,100	934
Singapore Airlines Ltd.	452,835	2,299
Singapore Exchange Ltd.	235,500	1,646
Singapore Technologies Engineering Ltd.	440,300	1,406
Singapore Telecommunications Ltd.	2,379,225	4,812
STMicroelectronics N.V.	196,678	7,670
United Overseas Bank Ltd.	378,549	8,741
		72,537
South Africa – 0.2%
Anglo American PLC	373,900	11,761
South Korea – 0.0%
Delivery Hero S.E.*	57,480	1,361
EQUITY FUNDS 77 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Spain – 2.5%
Acciona S.A.	7,195	$853
ACS Actividades de Construccion y Servicios S.A.	60,915	2,626
Aena S.M.E. S.A.	21,607	4,358
Amadeus IT Group S.A.	133,790	8,903
Banco Bilbao Vizcaya Argentaria S.A.	1,719,032	17,150
Banco de Sabadell S.A.	1,595,037	3,081
Banco Santander S.A.	4,652,915	21,566
CaixaBank S.A.	1,104,717	5,846
Cellnex Telecom S.A.*	147,692	4,793
EDP Renovaveis S.A.	99,038	1,384
Endesa S.A.	93,555	1,757
Grifols S.A.*	79,441	665
Iberdrola S.A.	1,699,041	22,041
Industria de Diseno Textil S.A.	322,649	15,944
Redeia Corp. S.A.	115,354	2,014
Repsol S.A.	358,393	5,649
Telefonica S.A.	1,384,426	5,864
		124,494
Sweden – 3.1%
Alfa Laval AB	82,470	3,596
Assa Abloy AB, Class B	299,988	8,502
Atlas Copco AB, Class A	787,244	14,837
Atlas Copco AB, Class B	462,419	7,489
Beijer Ref AB	108,676	1,683
Boliden AB	80,272	2,557
Epiroc AB, Class A	192,560	3,840
Epiroc AB, Class B	116,644	2,129
EQT AB	107,642	3,158
Essity AB, Class B	174,816	4,469
Evolution AB	55,302	5,763
Fastighets AB Balder, Class B*	200,895	1,381
Getinge AB, Class B	65,711	1,116
Hennes & Mauritz AB, Class B	169,465	2,676
Hexagon AB, Class B	601,243	6,749
Holmen AB, Class B	24,912	981
Husqvarna AB, Class B	103,913	831
Industrivarden AB, Class A	35,290	1,197
Industrivarden AB, Class C	50,610	1,713
Indutrade AB	76,366	1,945
Investment AB Latour, Class B	43,691	1,184
Investor AB, Class B	507,966	13,944
L E Lundbergforetagen AB, Class B	22,433	1,105
Lifco AB, Class B	73,696	2,029
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Sweden – 3.1%continued
Nibe Industrier AB, Class B	437,307	$1,843
Saab AB, Class B	94,747	2,277
Sagax AB, Class B	59,463	1,526
Sandvik AB	319,465	6,422
Securitas AB, Class B	141,031	1,395
Skandinaviska Enskilda Banken AB, Class A	460,714	6,824
Skanska AB, Class B	97,142	1,753
SKF AB, Class B	104,939	2,094
Svenska Cellulosa AB S.C.A., Class B	184,905	2,734
Svenska Handelsbanken AB, Class A	422,658	4,026
Swedbank AB, Class A	250,090	5,160
Swedish Orphan Biovitrum AB*	56,242	1,502
Tele2 AB, Class B	155,872	1,568
Telefonaktiebolaget LM Ericsson, Class B	829,546	5,150
Telia Co. AB	660,738	1,769
Trelleborg AB, Class B	64,049	2,481
Volvo AB, Class A	55,885	1,461
Volvo AB, Class B	471,862	12,105
Volvo Car AB, Class B*	208,487	647
		157,611
Switzerland – 6.2%
ABB Ltd. (Registered)	472,276	26,144
Adecco Group A.G. (Registered)	48,338	1,606
Alcon, Inc.	147,094	13,087
Avolta A.G.*	28,300	1,101
Bachem Holding A.G.	9,370	861
Baloise Holding A.G. (Registered)	14,162	2,493
Banque Cantonale Vaudoise (Registered)	8,446	896
Barry Callebaut A.G. (Registered)	997	1,625
BKW A.G.	5,956	950
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	279	3,258
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	31	3,577
Cie Financiere Richemont S.A., Class A (Registered)	158,833	24,789
Clariant A.G. (Registered)*	61,024	958
DSM-Firmenich A.G.	53,473	6,021
EMS-Chemie Holding A.G. (Registered)	1,925	1,579
Geberit A.G. (Registered)	9,731	5,760
Givaudan S.A. (Registered)	2,726	12,931
Helvetia Holding A.G. (Registered)	9,945	1,344
NORTHERN FUNDS QUARTERLY REPORT  78 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
Switzerland – 6.2%continued
Julius Baer Group Ltd.	58,582	$3,271
Kuehne + Nagel International A.G. (Registered)	14,529	4,180
Logitech International S.A. (Registered)	46,282	4,454
Lonza Group A.G. (Registered)	21,984	11,947
Novartis A.G. (Registered)	580,953	62,239
Partners Group Holding A.G.	6,689	8,602
Sandoz Group A.G.	117,655	4,257
Schindler Holding A.G. (Participation Certificate)	11,725	2,938
Schindler Holding A.G. (Registered)	6,872	1,712
SGS S.A. (Registered)	43,007	3,826
SIG Group A.G.*	93,263	1,709
Sika A.G. (Registered)	45,149	12,852
Sonova Holding A.G. (Registered)	15,012	4,619
Straumann Holding A.G. (Registered)	32,287	3,975
Swatch Group (The) A.G. (Bearer)	8,858	1,815
Swatch Group (The) A.G. (Registered)	12,980	531
Swiss Life Holding A.G. (Registered)	8,873	6,529
Swiss Prime Site A.G. (Registered)	24,327	2,302
Swisscom A.G. (Registered)	7,461	4,199
Temenos A.G. (Registered)	17,485	1,206
UBS Group A.G. (Registered)	966,935	28,304
VAT Group A.G.	7,766	4,371
Zurich Insurance Group A.G.	43,087	22,923
		311,741
United Kingdom – 10.4%
3i Group PLC	287,208	11,076
Admiral Group PLC	77,407	2,560
Ashtead Group PLC	129,717	8,643
Associated British Foods PLC	95,876	2,984
AstraZeneca PLC	456,418	71,154
Auto Trader Group PLC(2)	250,806	2,528
Aviva PLC	784,083	4,729
BAE Systems PLC	892,223	14,898
Barclays PLC	4,430,803	11,690
Barratt Developments PLC	286,243	1,699
Berkeley Group Holdings PLC	30,670	1,770
British American Tobacco PLC	594,180	18,265
BT Group PLC	1,868,346	3,317
Bunzl PLC	96,689	3,668
Burberry Group PLC	95,047	1,055
Centrica PLC	1,530,383	2,602
CK Hutchison Holdings Ltd.	773,138	3,701
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
United Kingdom – 10.4%continued
Coca-Cola Europacific Partners PLC	58,999	$4,299
Compass Group PLC	506,166	13,781
Croda International PLC	37,662	1,871
DCC PLC	27,447	1,924
Diageo PLC	657,719	20,692
Entain PLC	183,507	1,453
Flutter Entertainment PLC - CDI*	52,511	9,532
Halma PLC	111,860	3,808
Hargreaves Lansdown PLC	93,117	1,325
HSBC Holdings PLC	5,556,076	48,082
Imperial Brands PLC	237,009	6,068
Informa PLC	395,520	4,282
InterContinental Hotels Group PLC	46,609	4,887
Intertek Group PLC	49,229	2,985
J Sainsbury PLC	489,546	1,579
JD Sports Fashion PLC	705,144	1,056
Kingfisher PLC	538,362	1,695
Land Securities Group PLC	194,068	1,522
Legal & General Group PLC	1,722,962	4,923
Lloyds Banking Group PLC	18,654,201	12,924
London Stock Exchange Group PLC	133,841	15,865
M&G PLC	659,074	1,701
Melrose Industries PLC	387,074	2,703
National Grid PLC	1,410,333	15,727
NatWest Group PLC	1,930,256	7,572
Next PLC	34,588	3,955
Pearson PLC	176,835	2,207
Persimmon PLC	98,517	1,675
Phoenix Group Holdings PLC	215,294	1,413
Reckitt Benckiser Group PLC	209,865	11,325
RELX PLC	552,764	25,339
Rentokil Initial PLC	756,046	4,408
Rolls-Royce Holdings PLC*	2,481,844	14,346
Sage Group (The) PLC	289,977	3,977
Schroders PLC	246,592	1,135
Segro PLC	377,014	4,284
Severn Trent PLC	77,766	2,339
Smith & Nephew PLC	252,864	3,126
Smiths Group PLC	108,816	2,347
Spirax-Sarco Engineering PLC	22,021	2,363
SSE PLC	325,625	7,344
Standard Chartered PLC	652,138	5,876
Taylor Wimpey PLC	1,022,628	1,827
Tesco PLC	2,095,644	8,113
EQUITY FUNDS 79 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8% (1)continued
United Kingdom – 10.4%continued
Unilever PLC	738,974	$40,686
United Utilities Group PLC	195,867	2,432
Vodafone Group PLC	6,626,032	5,838
Whitbread PLC	52,678	1,972
Wise PLC, Class A*	182,515	1,570
WPP PLC	318,196	2,917
		521,409
United States – 8.8%
BP PLC	4,958,654	29,878
CSL Ltd.	142,968	28,036
CyberArk Software Ltd.*	12,161	3,325
Experian PLC	271,102	12,572
Ferrovial S.E.	150,781	5,841
GSK PLC	1,221,886	23,549
Haleon PLC	2,050,239	8,346
Holcim A.G.*	154,153	13,673
James Hardie Industries PLC - CDI*	126,805	4,028
Monday.com Ltd.*	10,949	2,636
Nestle S.A. (Registered)	786,885	80,323
QIAGEN N.V.*	68,301	2,820
Roche Holding A.G. (Bearer)	9,527	2,906
Roche Holding A.G. (Genusschein)	207,265	57,519
Sanofi S.A.	335,277	32,227
Schneider Electric S.E.	159,849	38,141
Shell PLC	1,884,578	67,727
Stellantis N.V.	654,050	12,864
Swiss Re A.G.	89,019	11,060
Tenaris S.A.	137,935	2,113
		439,584
Total Common Stocks
(Cost $2,936,047)		4,846,435

PREFERRED STOCKS – 0.4% (1)
Germany – 0.4%
Bayerische Motoren Werke A.G., 7.30%(4)	18,896	1,667
Dr. Ing hc F Porsche A.G., 3.32%(4)	32,836	2,441
Henkel A.G. & Co. KGaA, 2.24%(4)	48,818	4,350
Porsche Automobil Holding S.E., 6.08%(4)	44,397	2,007
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.4% (1)continued
Germany – 0.4%continued
Sartorius A.G., 0.34%(4)	7,623	$1,787
Volkswagen A.G., 8.60%(4)	61,822	6,975
		19,227
Total Preferred Stocks
(Cost $17,636)		19,227

RIGHTS – 0.0%
Italy – 0.0%
Amplifon S.p.A.*	36,249	—
Total Rights
(Cost $—)		—

INVESTMENT COMPANIES – 1.8%
iShares Core MSCI EAFE ETF	1,096,000	79,613
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(5) (6)	10,724,848	10,725
Total Investment Companies
(Cost $89,775)		90,338

Total Investments – 99.0%
(Cost $3,043,458)		4,956,000
Other Assets less Liabilities – 1.0%		50,677
Net Assets – 100.0%		$5,006,677

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2024, the value of these securities amounted to approximately $10,295,000 or
0.2% of net assets.

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2024 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East
NORTHERN FUNDS QUARTERLY REPORT  80 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At June 30, 2024, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	Swiss Franc	3,830	United States Dollar	4,327	9/18/24	$22
Citibank	United States Dollar	807	Australian Dollar	1,210	9/18/24	2
Subtotal Appreciation						24
Citibank	United States Dollar	4,228	Euro	3,900	9/18/24	(34)
Citibank	United States Dollar	3,637	Japanese Yen	561,900	9/18/24	(101)
Morgan Stanley	United States Dollar	4,563	British Pound	3,570	9/18/24	(47)
Morgan Stanley	United States Dollar	1,542	Swedish Krona	15,980	9/18/24	(28)
Subtotal Depreciation						(210)
Total						$(186)
At June 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	490	$25,850	Long	9/24	$34
FTSE 100 Index (British Pound)	137	14,222	Long	9/24	(58)
Hang Seng Index (Hong Kong Dollar)	9	1,016	Long	7/24	(7)
SPI 200 Index (Australian Dollar)	52	6,740	Long	9/24	50
Topix Index (Japanese Yen)	89	15,547	Long	9/24	43
Total					$62
At June 30, 2024, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Euro	32.1%
Japanese Yen	22.2
British Pound	14.5
Swiss Franc	9.4
Australian Dollar	7.3
All other currencies less than 5%	13.5
Total Investments	99.0
Other Assets less Liabilities	1.0
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Hong Kong	$1,097	$79,202	$—	$80,299
Ireland	5,700	16,775	—	22,475
Israel	13,126	16,165	—	29,291
Singapore	9,782	62,755	—	72,537
United Kingdom	4,299	517,110	—	521,409
United States	5,961	433,623	—	439,584
All Other Countries(1)	—	3,680,840	—	3,680,840
Total Common Stocks	39,965	4,806,470	—	4,846,435
Preferred Stocks	—	19,227	—	19,227
Rights	—	—	—	—
Investment Companies	90,338	—	—	90,338
Total Investments	$130,303	$4,825,697	$—	$4,956,000
EQUITY FUNDS 81 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$24	$—	$24
Futures Contracts	127	—	—	127
Liabilities
Forward Foreign Currency Exchange Contracts	—	(210)	—	(210)
Futures Contracts	(65)	—	—	(65)
Total Other Financial Instruments	$62	$(186)	$—	$(124)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$14,563	$128,388	$132,226	$241	$10,725	$10,724,848
NORTHERN FUNDS QUARTERLY REPORT  82 EQUITY FUNDS

Schedule of Investments

LARGE CAP CORE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.6%
Aerospace & Defense – 1.0%
General Electric Co.	3,636	$578
Lockheed Martin Corp.	5,235	2,445
		3,023
Air Freight & Logistics – 0.7%
United Parcel Service, Inc., Class B	14,245	1,949
Automobiles – 0.7%
General Motors Co.	847	40
Tesla, Inc.*	7,915	1,566
Thor Industries, Inc.	2,942	275
		1,881
Banks – 3.2%
Bank of America Corp.	60,004	2,386
Citigroup, Inc.	30,469	1,933
JPMorgan Chase & Co.	23,598	4,773
Wells Fargo & Co.	1,610	96
		9,188
Beverages – 0.6%
Coca-Cola (The) Co.	23,815	1,516
PepsiCo, Inc.	650	107
		1,623
Biotechnology – 1.2%
AbbVie, Inc.	9,061	1,554
Amgen, Inc.	5,825	1,820
		3,374
Broadline Retail – 4.2%
Amazon.com, Inc.*	52,398	10,126
eBay, Inc.	37,152	1,996
		12,122
Building Products – 0.7%
A.O. Smith Corp.(1)	8	—
Masco Corp.	28,466	1,898
		1,898
Capital Markets – 2.7%
Affiliated Managers Group, Inc.	5,905	922
Bank of New York Mellon (The) Corp.	35,766	2,142
Goldman Sachs Group (The), Inc.	6,007	2,717
Janus Henderson Group PLC	3,787	128
Morgan Stanley	421	41
State Street Corp.	25,010	1,851
		7,801
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Chemicals – 0.8%
Celanese Corp.	4,450	$600
LyondellBasell Industries N.V., Class A	16,533	1,582
		2,182
Communications Equipment – 0.8%
Cisco Systems, Inc.	51,168	2,431
Construction & Engineering – 0.1%
EMCOR Group, Inc.	634	231
Construction Materials – 0.3%
Eagle Materials, Inc.	3,453	751
Consumer Finance – 0.6%
Capital One Financial Corp.	6,896	955
SLM Corp.	26,312	547
Synchrony Financial	5,481	258
		1,760
Consumer Staples Distribution & Retail – 1.1%
Costco Wholesale Corp.	620	527
Kroger (The) Co.	41,135	2,054
Target Corp.	4,716	698
		3,279
Diversified Consumer Services – 0.5%
H&R Block, Inc.	25,685	1,393
Diversified Telecommunication Services – 0.5%
AT&T, Inc.	23,175	443
Verizon Communications, Inc.	21,549	889
		1,332
Electric Utilities – 1.7%
Constellation Energy Corp.	4,358	873
Edison International	823	59
Entergy Corp.	194	21
Exelon Corp.	33,208	1,149
FirstEnergy Corp.	17,934	686
NRG Energy, Inc.	9,378	730
OGE Energy Corp.	1,776	64
PPL Corp.	42,717	1,181
		4,763
Electrical Equipment – 0.6%
Acuity Brands, Inc.	7,616	1,839
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp., Class A	1,765	119
CDW Corp.	1,580	354
EQUITY FUNDS 83 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Electronic Equipment, Instruments & Components – 0.5%continued
Jabil, Inc.	4,339	$472
Vontier Corp.	13,221	505
		1,450
Entertainment – 0.6%
Electronic Arts, Inc.	3,456	481
Netflix, Inc.*	1,969	1,329
		1,810
Financial Services – 3.7%
Berkshire Hathaway, Inc., Class B*	11,804	4,802
Corebridge Financial, Inc.	22,307	650
Fidelity National Information Services, Inc.	27,803	2,095
Global Payments, Inc.	1,013	98
Mastercard, Inc., Class A	1,057	466
MGIC Investment Corp.	86,507	1,864
Visa, Inc., Class A	3,092	812
		10,787
Food Products – 1.3%
General Mills, Inc.	15,839	1,002
Ingredion, Inc.	16,003	1,836
Kellanova	15,496	894
WK Kellogg Co.	332	5
		3,737
Ground Transportation – 0.3%
Landstar System, Inc.	5,257	970
Health Care Equipment & Supplies – 3.1%
Abbott Laboratories	19,684	2,045
GE HealthCare Technologies, Inc.	19,796	1,543
Hologic, Inc.*	1,971	146
Medtronic PLC	20,128	1,584
ResMed, Inc.	8,790	1,683
Stryker Corp.	5,507	1,874
		8,875
Health Care Providers & Services – 3.0%
Cencora, Inc.	7,275	1,639
Centene Corp.*	4,827	320
Cigna Group (The)	7,172	2,371
DaVita, Inc.*	3,753	520
HCA Healthcare, Inc.	2,857	918
McKesson Corp.	3,480	2,032
UnitedHealth Group, Inc.	1,938	987
		8,787
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Health Care Technology – 0.1%
Doximity, Inc., Class A*	13,620	$381
Hotel & Resort Real Estate Investment Trusts – 0.7%
Host Hotels & Resorts, Inc.	106,623	1,917
Hotels, Restaurants & Leisure – 1.1%
Booking Holdings, Inc.	619	2,452
Carnival Corp.*	9,970	187
Domino's Pizza, Inc.	335	173
Expedia Group, Inc.*	1,570	198
Las Vegas Sands Corp.	2,155	95
Royal Caribbean Cruises Ltd.*	1,107	176
		3,281
Household Durables – 0.5%
NVR, Inc.*	7	53
PulteGroup, Inc.	4,416	486
Toll Brothers, Inc.	7,781	897
		1,436
Household Products – 1.9%
Kimberly-Clark Corp.	14,761	2,040
Procter & Gamble (The) Co.	20,679	3,410
Spectrum Brands Holdings, Inc.	1,510	130
		5,580
Industrial Conglomerates – 0.5%
3M Co.	12,818	1,310
Insurance – 1.9%
Aflac, Inc.	23,676	2,114
American International Group, Inc.	1,751	130
Assurant, Inc.	1,033	172
Assured Guaranty Ltd.	24,143	1,863
Brighthouse Financial, Inc.*	21,454	930
Willis Towers Watson PLC	1,238	324
		5,533
Interactive Media & Services – 7.3%
Alphabet, Inc., Class A	75,197	13,697
Meta Platforms, Inc., Class A	14,863	7,494
		21,191
IT Services – 1.3%
Accenture PLC, Class A	6,704	2,034
Amdocs Ltd.	7,141	564
Cognizant Technology Solutions Corp., Class A	5,390	366
GoDaddy, Inc., Class A*	1,464	205
NORTHERN FUNDS QUARTERLY REPORT  84 EQUITY FUNDS

Schedule of Investments

LARGE CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
IT Services – 1.3%continued
International Business Machines Corp.	2,763	$478
Kyndryl Holdings, Inc.*	7,958	209
		3,856
Life Sciences Tools & Services – 0.6%
ICON PLC*	1,718	538
Medpace Holdings, Inc.*	2,573	1,060
Mettler-Toledo International, Inc.*	170	238
		1,836
Machinery – 2.3%
Allison Transmission Holdings, Inc.	22,377	1,698
Caterpillar, Inc.	7,994	2,663
Cummins, Inc.	5,694	1,577
PACCAR, Inc.	7,752	798
		6,736
Media – 1.0%
Comcast Corp., Class A	65,665	2,571
Omnicom Group, Inc.	3,160	284
		2,855
Metals & Mining – 0.9%
Nucor Corp.	9,919	1,568
Steel Dynamics, Inc.	8,409	1,089
		2,657
Multi-Utilities – 0.6%
Consolidated Edison, Inc.	7,702	689
Public Service Enterprise Group, Inc.	12,858	947
		1,636
Oil, Gas & Consumable Fuels – 3.4%
Exxon Mobil Corp.	22,538	2,595
HF Sinclair Corp.	15,677	836
Marathon Petroleum Corp.	12,663	2,197
Phillips 66	13,721	1,937
Valero Energy Corp.	13,919	2,182
		9,747
Pharmaceuticals – 3.5%
Eli Lilly & Co.	2,927	2,650
Johnson & Johnson	27,370	4,000
Merck & Co., Inc.	20,747	2,569
Royalty Pharma PLC, Class A	31,299	825
		10,044
Professional Services – 1.3%
Automatic Data Processing, Inc.	5,062	1,208
Leidos Holdings, Inc.	13,313	1,942
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Professional Services – 1.3%continued
Robert Half, Inc.	7,288	$467
Science Applications International Corp.	2,144	252
		3,869
Real Estate Management & Development – 0.5%
Jones Lang LaSalle, Inc.*	6,996	1,436
Residential Real Estate Investment Trusts – 0.0%
Equity Residential	1,836	127
Retail Real Estate Investment Trusts – 0.8%
Simon Property Group, Inc.	14,395	2,185
Semiconductors & Semiconductor Equipment – 11.8%
Applied Materials, Inc.	13,021	3,073
Broadcom, Inc.	2,008	3,224
KLA Corp.	3,081	2,540
Lam Research Corp.	2,541	2,705
Microchip Technology, Inc.	9,200	842
NVIDIA Corp.	146,980	18,158
NXP Semiconductors N.V.	639	172
QUALCOMM, Inc.	16,191	3,225
		33,939
Software – 10.3%
Adobe, Inc.*	5,504	3,058
AppLovin Corp., Class A*	9,753	812
Gen Digital, Inc.	41,959	1,048
Intuit, Inc.	1,571	1,033
Microsoft Corp.	50,152	22,415
Oracle Corp.	8,707	1,229
Salesforce, Inc.	346	89
		29,684
Specialized Real Estate Investment Trusts – 0.2%
Lamar Advertising Co., Class A	1,489	178
Weyerhaeuser Co.	11,506	327
		505
Specialty Retail – 1.7%
Bath & Body Works, Inc.	14,536	567
Gap (The), Inc.	10,297	246
Home Depot (The), Inc.	8,203	2,824
Lowe's Cos., Inc.	2,495	550
Williams-Sonoma, Inc.	2,974	840
		5,027
EQUITY FUNDS 85 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Technology Hardware, Storage & Peripherals – 7.6%
Apple, Inc.	97,995	$20,640
NetApp, Inc.	10,683	1,376
		22,016
Textiles, Apparel & Luxury Goods – 1.1%
Ralph Lauren Corp.	10,396	1,820
Tapestry, Inc.	32,747	1,401
		3,221
Tobacco – 0.8%
Altria Group, Inc.	50,048	2,280
Trading Companies & Distributors – 0.4%
Core & Main, Inc., Class A*	15,714	769
W.W. Grainger, Inc.	419	378
		1,147
Total Common Stocks
(Cost $164,925)		284,668

INVESTMENT COMPANIES – 1.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(2) (3)	3,618,512	3,619
Total Investment Companies
(Cost $3,619)		3,619

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.17%, 10/3/24(4) (5)	$170	$168
Total Short-Term Investments
(Cost $168)		168

Total Investments – 100.0%
(Cost $168,712)		288,455
Other Assets less Liabilities – 0.0%		97
NET ASSETS – 100.0%		$288,552

(1)	Value rounds to less than one thousand.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2024 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	13	$3,589	Long	9/24	$5
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	98.6%
Investment Companies	1.3%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$284,668	$—	$—	$284,668
Investment Companies	3,619	—	—	3,619
Short-Term Investments	—	168	—	168
Total Investments	$288,287	$168	$—	$288,455
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$5	$—	$—	$5

(1)	Classifications as defined in the Schedule of Investments.
NORTHERN FUNDS QUARTERLY REPORT  86 EQUITY FUNDS

Schedule of Investments

LARGE CAP CORE FUND continued	June 30, 2024 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$889	$12,834	$10,104	$36	$3,619	$3,618,512
EQUITY FUNDS 87 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

LARGE CAP VALUE FUND	June 30, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9%
Aerospace & Defense – 1.9%
Curtiss-Wright Corp.	1,344	$364
General Dynamics Corp.	1,768	513
RTX Corp.	920	92
Woodward, Inc.	1,196	209
		1,178
Banks – 6.9%
Bank of America Corp.	18,255	726
Citigroup, Inc.	14,029	890
Comerica, Inc.	12	1
East West Bancorp, Inc.	4,396	322
First Hawaiian, Inc.	9,947	206
JPMorgan Chase & Co.	8,681	1,756
Truist Financial Corp.	2,213	86
Wells Fargo & Co.	4,963	295
		4,282
Beverages – 0.7%
Boston Beer (The) Co., Inc., Class A*	1,039	317
Molson Coors Beverage Co., Class B	2,853	145
		462
Biotechnology – 3.2%
Gilead Sciences, Inc.	10,793	741
Regeneron Pharmaceuticals, Inc.*	800	841
Vertex Pharmaceuticals, Inc.*	818	383
		1,965
Broadline Retail – 0.6%
eBay, Inc.	7,389	397
Capital Markets – 5.6%
Bank of New York Mellon (The) Corp.	10,985	658
Franklin Resources, Inc.	12,098	270
Goldman Sachs Group (The), Inc.	758	343
Invesco Ltd.	9,314	139
Janus Henderson Group PLC	9,987	337
Jefferies Financial Group, Inc.	7,683	382
Morgan Stanley	10,087	980
State Street Corp.	4,792	355
		3,464
Chemicals – 1.5%
CF Industries Holdings, Inc.	4,127	306
LyondellBasell Industries N.V., Class A	3,835	367
Olin Corp.	5,716	269
		942
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Commercial Services & Supplies – 0.1%
Republic Services, Inc.	208	$40
Communications Equipment – 2.3%
Cisco Systems, Inc.	24,376	1,158
F5, Inc.*	1,673	288
		1,446
Construction & Engineering – 0.8%
AECOM	3,612	318
Valmont Industries, Inc.	747	205
		523
Consumer Finance – 1.5%
Ally Financial, Inc.	7,975	316
Capital One Financial Corp.	671	93
SLM Corp.	14,875	309
Synchrony Financial	4,061	192
		910
Consumer Staples Distribution & Retail – 0.6%
Albertsons Cos., Inc., Class A	8,464	167
Kroger (The) Co.	4,714	235
		402
Diversified Real Estate Investment Trusts – 0.5%
WP Carey, Inc.	5,185	285
Diversified Telecommunication Services – 0.7%
AT&T, Inc.	23,745	454
Electric Utilities – 3.4%
Edison International	5,556	399
Entergy Corp.	3,599	385
Eversource Energy	3,542	201
Exelon Corp.	11,278	391
OGE Energy Corp.	9,783	349
PPL Corp.	13,601	376
		2,101
Electrical Equipment – 0.8%
Acuity Brands, Inc.	1,264	305
Generac Holdings, Inc.*	1,303	172
		477
Electronic Equipment, Instruments & Components – 2.0%
Amphenol Corp., Class A	8,184	551
Crane NXT Co.	1,994	123
Jabil, Inc.	2,491	271
Keysight Technologies, Inc.*	50	7
Vontier Corp.	7,259	277
		1,229
NORTHERN FUNDS QUARTERLY REPORT  88 EQUITY FUNDS

Schedule of Investments

LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Entertainment – 0.4%
Walt Disney (The) Co.	2,705	$269
Financial Services – 5.1%
Berkshire Hathaway, Inc., Class B*	4,543	1,848
Corebridge Financial, Inc.	11,644	339
Fidelity National Information Services, Inc.	8,553	645
MGIC Investment Corp.	14,917	321
		3,153
Food Products – 2.4%
Archer-Daniels-Midland Co.	3,800	230
Bunge Global S.A.	404	43
Campbell Soup Co.	4,104	185
General Mills, Inc.	8,206	519
Hormel Foods Corp.	5,362	163
Ingredion, Inc.	2,891	332
		1,472
Gas Utilities – 0.5%
UGI Corp.	13,471	308
Ground Transportation – 1.2%
CSX Corp.	22,106	739
Health Care Equipment & Supplies – 2.0%
Abbott Laboratories	4,134	430
Becton Dickinson & Co.	582	136
Medtronic PLC	8,532	671
		1,237
Health Care Providers & Services – 3.6%
Centene Corp.*	7,468	495
Cigna Group (The)	1,800	595
Elevance Health, Inc.	1,460	791
Humana, Inc.	18	7
Labcorp Holdings, Inc.	1,526	311
		2,199
Health Care Real Estate Investment Trusts – 1.7%
Healthpeak Properties, Inc.	9,642	189
Welltower, Inc.	8,007	835
		1,024
Hotel & Resort Real Estate Investment Trusts – 0.5%
Park Hotels & Resorts, Inc.	18,654	279
Hotels, Restaurants & Leisure – 3.6%
Airbnb, Inc., Class A*	1,465	222
Booking Holdings, Inc.	87	345
Domino's Pizza, Inc.	635	328
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Hotels, Restaurants & Leisure – 3.6%continued
Expedia Group, Inc.*	1,114	$140
McDonald's Corp.	2,105	536
Starbucks Corp.	2,648	206
Wingstop, Inc.	342	145
Yum! Brands, Inc.	2,157	286
		2,208
Household Durables – 0.8%
Garmin Ltd.	20	3
NVR, Inc.*	46	349
PulteGroup, Inc.	1,397	154
		506
Household Products – 1.7%
Procter & Gamble (The) Co.	2,607	430
Reynolds Consumer Products, Inc.	11,214	314
Spectrum Brands Holdings, Inc.	3,635	312
		1,056
Insurance – 3.9%
Assured Guaranty Ltd.	3,777	291
Brighthouse Financial, Inc.*	4,892	212
Loews Corp.	4,444	332
MetLife, Inc.	8,750	614
Old Republic International Corp.	11,021	341
Prudential Financial, Inc.	5,222	612
		2,402
Interactive Media & Services – 0.2%
TripAdvisor, Inc.*	7,458	133
IT Services – 2.1%
Accenture PLC, Class A	815	247
Amdocs Ltd.	3,826	302
Cognizant Technology Solutions Corp., Class A	5,507	375
International Business Machines Corp.	2,296	397
		1,321
Life Sciences Tools & Services – 1.3%
Danaher Corp.	2,446	611
ICON PLC*	13	4
Thermo Fisher Scientific, Inc.	320	177
		792
Machinery – 4.7%
AGCO Corp.	1,247	122
Allison Transmission Holdings, Inc.	4,124	313
Cummins, Inc.	1,967	545
EQUITY FUNDS 89 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Machinery – 4.7%continued
Dover Corp.	2,184	$394
Esab Corp.	705	66
Gates Industrial Corp. PLC*	7,201	114
ITT, Inc.	2,560	331
PACCAR, Inc.	6,579	677
Snap-on, Inc.	1,216	318
		2,880
Media – 3.1%
Comcast Corp., Class A	24,527	961
Fox Corp., Class A	6,108	210
Interpublic Group of (The) Cos., Inc.	3,990	116
New York Times (The) Co., Class A	7,280	373
Nexstar Media Group, Inc.	1,641	272
		1,932
Metals & Mining – 2.0%
Nucor Corp.	3,549	561
Reliance, Inc.	1,109	317
Steel Dynamics, Inc.	2,570	333
		1,211
Mortgage Real Estate Investment Trusts – 0.9%
Rithm Capital Corp.	25,422	277
Starwood Property Trust, Inc.	14,615	277
		554
Multi-Utilities – 0.6%
Consolidated Edison, Inc.	4,479	400
Oil, Gas & Consumable Fuels – 8.4%
Chevron Corp.	7,093	1,109
Devon Energy Corp.	2,033	96
EOG Resources, Inc.	6,639	836
Exxon Mobil Corp.	16,692	1,921
HF Sinclair Corp.	822	44
Occidental Petroleum Corp.	4,723	298
Phillips 66	855	121
Valero Energy Corp.	4,680	734
		5,159
Pharmaceuticals – 4.6%
Bristol-Myers Squibb Co.	17,043	708
Jazz Pharmaceuticals PLC*	1,984	212
Johnson & Johnson	10,960	1,602
Royalty Pharma PLC, Class A	11,042	291
		2,813
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Professional Services – 2.9%
Genpact Ltd.	9,967	$321
Jacobs Solutions, Inc.	953	133
Leidos Holdings, Inc.	2,803	409
Robert Half, Inc.	4,281	274
Science Applications International Corp.	2,571	302
SS&C Technologies Holdings, Inc.	5,533	347
		1,786
Real Estate Management & Development – 0.2%
Jones Lang LaSalle, Inc.*	675	139
Residential Real Estate Investment Trusts – 0.7%
Equity Residential	6,081	422
Retail Real Estate Investment Trusts – 0.3%
NNN REIT, Inc.	4,219	180
Semiconductors & Semiconductor Equipment – 3.4%
Analog Devices, Inc.	2,008	458
Cirrus Logic, Inc.*	511	65
Microchip Technology, Inc.	3,961	362
Qorvo, Inc.*	1,573	183
QUALCOMM, Inc.	2,278	454
Skyworks Solutions, Inc.	3,375	360
Teradyne, Inc.	1,474	219
		2,101
Software – 0.6%
ANSYS, Inc.*	871	280
Roper Technologies, Inc.	179	101
		381
Specialized Real Estate Investment Trusts – 0.1%
EPR Properties	1,634	69
Specialty Retail – 0.5%
Best Buy Co., Inc.	3,436	290
Textiles, Apparel & Luxury Goods – 0.4%
Tapestry, Inc.	6,043	259
Trading Companies & Distributors – 0.4%
MSC Industrial Direct Co., Inc., Class A	3,387	269
Total Common Stocks
(Cost $53,682)		60,500

NORTHERN FUNDS QUARTERLY REPORT  90 EQUITY FUNDS

Schedule of Investments

LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(1) (2)	841,161	$841
Total Investment Companies
(Cost $841)		841

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.17%, 10/3/24(3) (4)	$50	$49
Total Short-Term Investments
(Cost $49)		49

Total Investments – 99.4%
(Cost $54,572)		61,390
Other Assets less Liabilities – 0.6%		384
NET ASSETS – 100.0%		$61,774

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2024 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Micro E-Mini S&P 500 Index	44	$1,215	Long	9/24	$2
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	97.9%
Investment Companies	1.4%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$60,500	$—	$—	$60,500
Investment Companies	841	—	—	841
Short-Term Investments	—	49	—	49
Total Investments	$61,341	$49	$—	$61,390
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2	$—	$—	$2

(1)	Classifications as defined in the Schedule of Investments.
EQUITY FUNDS 91 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$340	$1,831	$1,330	$8	$841	$841,161
NORTHERN FUNDS QUARTERLY REPORT  92 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5%
Aerospace & Defense – 1.3%
BWX Technologies, Inc.	70,029	$6,653
Curtiss-Wright Corp.	29,457	7,982
Hexcel Corp.	63,588	3,971
Woodward, Inc.	46,851	8,170
		26,776
Air Freight & Logistics – 0.2%
GXO Logistics, Inc.*	91,396	4,615
Automobile Components – 1.1%
Adient PLC*	68,402	1,690
Autoliv, Inc.	55,475	5,935
Gentex Corp.	177,922	5,998
Goodyear Tire & Rubber (The) Co.*	217,308	2,466
Lear Corp.	43,477	4,966
Visteon Corp.*	21,051	2,246
		23,301
Automobiles – 0.3%
Harley-Davidson, Inc.	94,399	3,166
Thor Industries, Inc.	40,787	3,812
		6,978
Banks – 5.1%
Associated Banc-Corp	114,530	2,422
Bank OZK	80,632	3,306
Cadence Bank	140,785	3,981
Columbia Banking System, Inc.	159,992	3,182
Commerce Bancshares, Inc.	90,773	5,063
Cullen/Frost Bankers, Inc.	49,188	4,999
East West Bancorp, Inc.	106,632	7,809
First Financial Bankshares, Inc.	98,196	2,900
First Horizon Corp.	420,874	6,637
FNB Corp.	277,215	3,792
Glacier Bancorp, Inc.	87,456	3,264
Hancock Whitney Corp.	66,504	3,181
Home BancShares, Inc.	143,659	3,442
International Bancshares Corp.	41,220	2,358
New York Community Bancorp, Inc.	603,297	1,943
Old National Bancorp	242,057	4,161
Pinnacle Financial Partners, Inc.	58,543	4,686
Prosperity Bancshares, Inc.	73,904	4,519
SouthState Corp.	58,297	4,455
Synovus Financial Corp.	112,047	4,503
Texas Capital Bancshares, Inc.*	35,572	2,175
UMB Financial Corp.	33,860	2,825
United Bankshares, Inc.	103,101	3,345
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Banks – 5.1%continued
Valley National Bancorp	326,270	$2,277
Webster Financial Corp.	131,316	5,724
Wintrust Financial Corp.	47,262	4,658
Zions Bancorp N.A.	113,715	4,932
		106,539
Beverages – 0.6%
Boston Beer (The) Co., Inc., Class A*	7,069	2,156
Celsius Holdings, Inc.*	114,307	6,526
Coca-Cola Consolidated, Inc.	3,612	3,919
		12,601
Biotechnology – 3.1%
Arrowhead Pharmaceuticals, Inc.*	94,753	2,463
BioMarin Pharmaceutical, Inc.*	145,959	12,017
Cytokinetics, Inc.*	88,310	4,785
Exelixis, Inc.*	224,318	5,040
Halozyme Therapeutics, Inc.*	98,005	5,131
Neurocrine Biosciences, Inc.*	77,159	10,622
Roivant Sciences Ltd.*	261,185	2,761
Sarepta Therapeutics, Inc.*	72,453	11,448
United Therapeutics Corp.*	34,103	10,863
		65,130
Broadline Retail – 0.5%
Macy's, Inc.	210,479	4,041
Nordstrom, Inc.	75,671	1,606
Ollie's Bargain Outlet Holdings, Inc.*	47,205	4,634
		10,281
Building Products – 3.7%
AAON, Inc.	52,468	4,577
Advanced Drainage Systems, Inc.	52,395	8,404
Carlisle Cos., Inc.	36,486	14,784
Fortune Brands Innovations, Inc.	95,823	6,223
Lennox International, Inc.	24,643	13,184
Owens Corning	66,615	11,572
Simpson Manufacturing Co., Inc.	32,285	5,441
Trex Co., Inc.*	83,284	6,173
UFP Industries, Inc.	47,539	5,324
		75,682
Capital Markets – 2.9%
Affiliated Managers Group, Inc.	24,559	3,837
Carlyle Group (The), Inc.	165,427	6,642
Evercore, Inc., Class A	27,277	5,685
Federated Hermes, Inc.	62,075	2,041
EQUITY FUNDS 93 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Capital Markets – 2.9%continued
Houlihan Lokey, Inc.	40,313	$5,437
Interactive Brokers Group, Inc., Class A	82,358	10,097
Janus Henderson Group PLC	98,988	3,337
Jefferies Financial Group, Inc.	130,553	6,496
Morningstar, Inc.	19,970	5,908
SEI Investments Co.	76,451	4,946
Stifel Financial Corp.	78,842	6,634
		61,060
Chemicals – 2.2%
Arcadium Lithium PLC*	788,248	2,648
Ashland, Inc.	38,634	3,650
Avient Corp.	70,393	3,073
Axalta Coating Systems Ltd.*	169,825	5,803
Cabot Corp.	42,573	3,912
Chemours (The) Co.	113,721	2,567
NewMarket Corp.	5,276	2,720
Olin Corp.	91,402	4,310
RPM International, Inc.	98,736	10,632
Scotts Miracle-Gro (The) Co.	32,049	2,085
Westlake Corp.	24,774	3,588
		44,988
Commercial Services & Supplies – 2.0%
Brink's (The) Co.	34,278	3,510
Clean Harbors, Inc.*	38,575	8,724
MSA Safety, Inc.	28,501	5,349
RB Global, Inc.	141,237	10,785
Stericycle, Inc.*	71,485	4,156
Tetra Tech, Inc.	41,144	8,413
		40,937
Communications Equipment – 0.4%
Ciena Corp.*	110,718	5,335
Lumentum Holdings, Inc.*	51,614	2,628
		7,963
Construction & Engineering – 2.4%
AECOM	104,356	9,198
Comfort Systems U.S.A., Inc.	27,384	8,328
EMCOR Group, Inc.	36,120	13,187
Fluor Corp.*	131,755	5,738
MasTec, Inc.*	46,781	5,005
MDU Resources Group, Inc.	157,113	3,943
Valmont Industries, Inc.	15,555	4,269
		49,668
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Construction Materials – 0.4%
Eagle Materials, Inc.	26,388	$5,738
Knife River Corp.*	43,265	3,035
		8,773
Consumer Finance – 0.7%
Ally Financial, Inc.	210,413	8,347
FirstCash Holdings, Inc.	28,499	2,989
SLM Corp.	169,395	3,522
		14,858
Consumer Staples Distribution & Retail – 2.1%
BJ's Wholesale Club Holdings, Inc.*	102,246	8,981
Casey's General Stores, Inc.	28,459	10,859
Performance Food Group Co.*	119,267	7,885
Sprouts Farmers Market, Inc.*	77,330	6,469
U.S. Foods Holding Corp.*	173,943	9,216
		43,410
Containers & Packaging – 1.6%
AptarGroup, Inc.	50,975	7,178
Berry Global Group, Inc.	88,072	5,183
Crown Holdings, Inc.	91,420	6,801
Graphic Packaging Holding Co.	236,458	6,197
Greif, Inc., Class A	19,572	1,125
Silgan Holdings, Inc.	62,472	2,644
Sonoco Products Co.	75,691	3,839
		32,967
Diversified Consumer Services – 1.2%
Duolingo, Inc.*	28,468	5,940
Graham Holdings Co., Class B	2,687	1,880
Grand Canyon Education, Inc.*	22,616	3,164
H&R Block, Inc.	107,400	5,824
Service Corp. International	112,000	7,967
		24,775
Diversified Real Estate Investment Trusts – 0.4%
Rayonier, Inc. - (Fractional Shares)(1)	50,000	—
WP Carey, Inc.	167,754	9,235
		9,235
Diversified Telecommunication Services – 0.3%
Frontier Communications Parent, Inc.*	172,100	4,506
Iridium Communications, Inc.	92,674	2,467
		6,973
Electric Utilities – 0.9%
ALLETE, Inc.	44,523	2,776
IDACORP, Inc.	39,081	3,640
NORTHERN FUNDS QUARTERLY REPORT  94 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Electric Utilities – 0.9%continued
OGE Energy Corp.	154,388	$5,512
PNM Resources, Inc.	69,657	2,575
Portland General Electric Co.	79,444	3,435
		17,938
Electrical Equipment – 1.7%
Acuity Brands, Inc.	23,359	5,640
EnerSys	31,167	3,226
NEXTracker, Inc., Class A*	94,600	4,435
nVent Electric PLC	127,648	9,779
Regal Rexnord Corp.	50,973	6,893
Sensata Technologies Holding PLC	116,106	4,341
		34,314
Electronic Equipment, Instruments & Components – 2.5%
Arrow Electronics, Inc.*	40,984	4,949
Avnet, Inc.	69,664	3,587
Belden, Inc.	31,381	2,944
Cognex Corp.	132,107	6,177
Coherent Corp.*	102,036	7,394
Crane NXT Co.	37,468	2,301
IPG Photonics Corp.*	21,869	1,846
Littelfuse, Inc.	19,083	4,877
Novanta, Inc.*	27,473	4,481
TD SYNNEX Corp.	59,776	6,898
Vishay Intertechnology, Inc.	96,723	2,157
Vontier Corp.	118,185	4,515
		52,126
Energy Equipment & Services – 1.0%
ChampionX Corp.	145,729	4,840
NOV, Inc.	302,903	5,758
Valaris Ltd.*	48,011	3,577
Weatherford International PLC*	56,043	6,862
		21,037
Entertainment – 0.4%
TKO Group Holdings, Inc.	45,363	4,899
Warner Music Group Corp., Class A	109,189	3,346
		8,245
Financial Services – 1.8%
Equitable Holdings, Inc.	235,096	9,606
Essent Group Ltd.	82,159	4,617
Euronet Worldwide, Inc.*	33,324	3,449
MGIC Investment Corp.	205,365	4,426
Voya Financial, Inc.	77,516	5,515
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Financial Services – 1.8%continued
Western Union (The) Co.	258,615	$3,160
WEX, Inc.*	32,087	5,684
		36,457
Food Products – 1.1%
Darling Ingredients, Inc.*	122,264	4,493
Flowers Foods, Inc.	148,160	3,289
Ingredion, Inc.	50,527	5,796
Lancaster Colony Corp.	15,564	2,941
Pilgrim's Pride Corp.*	31,166	1,200
Post Holdings, Inc.*	38,750	4,036
		21,755
Gas Utilities – 0.9%
National Fuel Gas Co.	70,837	3,839
New Jersey Resources Corp.	75,901	3,244
ONE Gas, Inc.	43,671	2,788
Southwest Gas Holdings, Inc.	46,416	3,267
Spire, Inc.	44,584	2,707
UGI Corp.	160,299	3,671
		19,516
Ground Transportation – 1.7%
Avis Budget Group, Inc.	13,961	1,459
Knight-Swift Transportation Holdings, Inc.	123,779	6,179
Landstar System, Inc.	27,537	5,080
Ryder System, Inc.	33,771	4,184
Saia, Inc.*	20,383	9,667
XPO, Inc.*	89,180	9,467
		36,036
Health Care Equipment & Supplies – 1.8%
DENTSPLY SIRONA, Inc.	158,861	3,957
Enovis Corp.*	38,003	1,718
Envista Holdings Corp.*	131,110	2,180
Globus Medical, Inc., Class A*	86,688	5,937
Haemonetics Corp.*	39,161	3,240
Lantheus Holdings, Inc.*	53,285	4,278
LivaNova PLC*	41,310	2,265
Masimo Corp.*	34,343	4,325
Neogen Corp.*	150,493	2,352
Penumbra, Inc.*	29,682	5,342
QuidelOrtho Corp.*	37,650	1,251
		36,845
Health Care Providers & Services – 2.1%
Acadia Healthcare Co., Inc.*	71,023	4,797
EQUITY FUNDS 95 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Health Care Providers & Services – 2.1%continued
Amedisys, Inc.*	24,899	$2,286
Chemed Corp.	11,597	6,292
Encompass Health Corp.	77,473	6,646
HealthEquity, Inc.*	66,637	5,744
Option Care Health, Inc.*	132,942	3,683
Progyny, Inc.*	63,050	1,804
R1 RCM, Inc.*	150,873	1,895
Tenet Healthcare Corp.*	75,105	9,991
		43,138
Health Care Real Estate Investment Trusts – 0.7%
Healthcare Realty Trust, Inc.	289,762	4,775
Omega Healthcare Investors, Inc.	190,160	6,513
Sabra Health Care REIT, Inc.	176,752	2,722
		14,010
Health Care Technology – 0.1%
Doximity, Inc., Class A*	93,276	2,609
Hotel & Resort Real Estate Investment Trusts – 0.1%
Park Hotels & Resorts, Inc.	160,739	2,408
Hotels, Restaurants & Leisure – 3.6%
Aramark	202,348	6,884
Boyd Gaming Corp.	51,987	2,864
Choice Hotels International, Inc.	18,316	2,180
Churchill Downs, Inc.	51,462	7,184
Hilton Grand Vacations, Inc.*	52,194	2,110
Hyatt Hotels Corp., Class A	34,783	5,284
Light & Wonder, Inc.*	69,062	7,243
Marriott Vacations Worldwide Corp.	24,941	2,178
Planet Fitness, Inc., Class A*	67,402	4,960
Texas Roadhouse, Inc.	51,366	8,820
Travel + Leisure Co.	54,394	2,447
Vail Resorts, Inc.	29,071	5,237
Wendy's (The) Co.	126,709	2,149
Wingstop, Inc.	22,584	9,545
Wyndham Hotels & Resorts, Inc.	62,064	4,593
		73,678
Household Durables – 1.9%
Helen of Troy Ltd.*	18,137	1,682
KB Home	56,668	3,977
Taylor Morrison Home Corp.*	80,944	4,487
Tempur Sealy International, Inc.	133,008	6,297
Toll Brothers, Inc.	79,860	9,198
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Household Durables – 1.9%continued
TopBuild Corp.*	24,251	$9,343
Whirlpool Corp.	41,789	4,271
		39,255
Independent Power & Renewable Electricity Producers – 0.1%
Ormat Technologies, Inc.	41,235	2,957
Industrial Real Estate Investment Trusts – 1.1%
EastGroup Properties, Inc.	36,817	6,262
First Industrial Realty Trust, Inc.	101,310	4,813
Rexford Industrial Realty, Inc.	167,230	7,457
STAG Industrial, Inc.	139,399	5,027
		23,559
Insurance – 4.6%
American Financial Group, Inc.	50,113	6,165
Brighthouse Financial, Inc.*	47,687	2,067
CNO Financial Group, Inc.	83,648	2,319
Erie Indemnity Co., Class A	19,110	6,926
Fidelity National Financial, Inc.	199,593	9,864
First American Financial Corp.	79,369	4,282
Hanover Insurance Group (The), Inc.	27,479	3,447
Kemper Corp.	46,703	2,771
Kinsale Capital Group, Inc.	16,941	6,527
Old Republic International Corp.	194,575	6,012
Primerica, Inc.	26,360	6,236
Reinsurance Group of America, Inc.	50,584	10,383
RenaissanceRe Holdings Ltd.	40,537	9,061
RLI Corp.	30,986	4,359
Ryan Specialty Holdings, Inc.	78,782	4,562
Selective Insurance Group, Inc.	46,520	4,365
Unum Group	136,393	6,971
		96,317
Interactive Media & Services – 0.2%
Ziff Davis, Inc.*	35,146	1,935
ZoomInfo Technologies, Inc.*	216,978	2,771
		4,706
IT Services – 0.4%
ASGN, Inc.*	35,077	3,093
Kyndryl Holdings, Inc.*	177,235	4,663
		7,756
Leisure Products – 0.7%
Brunswick Corp.	51,684	3,761
Mattel, Inc.*	263,360	4,282
NORTHERN FUNDS QUARTERLY REPORT  96 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Leisure Products – 0.7%continued
Polaris, Inc.	40,604	$3,180
YETI Holdings, Inc.*	65,091	2,483
		13,706
Life Sciences Tools & Services – 1.6%
Azenta, Inc.*	41,143	2,165
Bruker Corp.	74,978	4,784
Illumina, Inc.*	122,442	12,780
Medpace Holdings, Inc.*	18,115	7,461
Repligen Corp.*	39,782	5,015
Sotera Health Co.*	94,368	1,120
		33,325
Machinery – 4.4%
AGCO Corp.	47,413	4,641
Chart Industries, Inc.*	32,178	4,645
Crane Co.	37,841	5,486
Donaldson Co., Inc.	92,616	6,628
Esab Corp.	43,460	4,104
Flowserve Corp.	101,382	4,876
Graco, Inc.	129,684	10,281
ITT, Inc.	63,299	8,177
Lincoln Electric Holdings, Inc.	43,616	8,228
Middleby (The) Corp.*	41,170	5,048
Oshkosh Corp.	50,079	5,418
RBC Bearings, Inc.*	22,347	6,029
Terex Corp.	51,405	2,819
Timken (The) Co.	49,911	3,999
Toro (The) Co.	80,310	7,510
Watts Water Technologies, Inc., Class A	20,970	3,845
		91,734
Marine Transportation – 0.3%
Kirby Corp.*	44,883	5,374
Media – 0.6%
New York Times (The) Co., Class A	125,844	6,444
Nexstar Media Group, Inc.	23,852	3,960
TEGNA, Inc.	129,109	1,800
		12,204
Metals & Mining – 2.1%
Alcoa Corp.	137,484	5,469
Cleveland-Cliffs, Inc.*	366,042	5,633
Commercial Metals Co.	88,558	4,870
MP Materials Corp.*	101,745	1,295
Reliance, Inc.	44,042	12,578
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Metals & Mining – 2.1%continued
Royal Gold, Inc.	50,587	$6,332
United States Steel Corp.	171,393	6,479
		42,656
Mortgage Real Estate Investment Trusts – 0.6%
Annaly Capital Management, Inc.	383,518	7,310
Starwood Property Trust, Inc.	229,725	4,351
		11,661
Multi-Utilities – 0.3%
Black Hills Corp.	52,654	2,863
Northwestern Energy Group, Inc.	46,765	2,342
		5,205
Office Real Estate Investment Trusts – 0.5%
COPT Defense Properties	86,447	2,164
Cousins Properties, Inc.	116,146	2,689
Kilroy Realty Corp.	81,556	2,542
Vornado Realty Trust	123,398	3,244
		10,639
Oil, Gas & Consumable Fuels – 4.9%
Antero Midstream Corp.	263,327	3,881
Antero Resources Corp.*	224,755	7,334
Chesapeake Energy Corp.	85,696	7,043
Chord Energy Corp.	47,657	7,991
Civitas Resources, Inc.	70,485	4,864
CNX Resources Corp.*	118,043	2,869
DT Midstream, Inc.	74,768	5,311
Equitrans Midstream Corp.	331,893	4,308
HF Sinclair Corp.	114,805	6,124
Matador Resources Co.	89,350	5,325
Murphy Oil Corp.	110,922	4,574
Ovintiv, Inc.	190,806	8,943
PBF Energy, Inc., Class A	80,687	3,713
Permian Resources Corp.	393,415	6,354
Range Resources Corp.	186,350	6,248
Southwestern Energy Co.*	844,552	5,684
Texas Pacific Land Corp.	14,316	10,512
		101,078
Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.	49,138	4,045
Personal Care Products – 0.8%
BellRing Brands, Inc.*	99,890	5,708
EQUITY FUNDS 97 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Personal Care Products – 0.8%continued
Coty, Inc., Class A*	278,391	$2,789
elf Beauty, Inc.*	42,685	8,995
		17,492
Pharmaceuticals – 0.4%
Jazz Pharmaceuticals PLC*	48,275	5,152
Perrigo Co. PLC	104,106	2,674
		7,826
Professional Services – 2.5%
CACI International, Inc., Class A*	17,152	7,378
Concentrix Corp.	35,729	2,261
ExlService Holdings, Inc.*	125,210	3,927
Exponent, Inc.	39,053	3,715
FTI Consulting, Inc.*	26,900	5,798
Genpact Ltd.	126,671	4,077
Insperity, Inc.	27,312	2,491
KBR, Inc.	103,320	6,627
ManpowerGroup, Inc.	36,826	2,570
Maximus, Inc.	46,844	4,014
Paylocity Holding Corp.*	33,255	4,385
Science Applications International Corp.	39,241	4,613
		51,856
Real Estate Management & Development – 0.4%
Jones Lang LaSalle, Inc.*	36,585	7,510
Residential Real Estate Investment Trusts – 1.0%
American Homes 4 Rent, Class A	247,476	9,196
Equity LifeStyle Properties, Inc.	142,963	9,311
Independence Realty Trust, Inc.	171,713	3,218
		21,725
Retail Real Estate Investment Trusts – 1.0%
Agree Realty Corp.	76,851	4,760
Brixmor Property Group, Inc.	231,978	5,356
Kite Realty Group Trust	169,267	3,788
NNN REIT, Inc.	141,114	6,012
		19,916
Semiconductors & Semiconductor Equipment – 2.8%
Allegro MicroSystems, Inc.*	54,952	1,552
Amkor Technology, Inc.	79,741	3,191
Cirrus Logic, Inc.*	41,524	5,301
Lattice Semiconductor Corp.*	105,369	6,110
MACOM Technology Solutions Holdings, Inc.*	42,210	4,705
MKS Instruments, Inc.	48,602	6,346
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Semiconductors & Semiconductor Equipment – 2.8%continued
Onto Innovation, Inc.*	37,896	$8,320
Power Integrations, Inc.	43,389	3,046
Rambus, Inc.*	82,502	4,848
Silicon Laboratories, Inc.*	24,390	2,698
Synaptics, Inc.*	30,168	2,661
Universal Display Corp.	33,578	7,060
Wolfspeed, Inc.*	96,081	2,187
		58,025
Software – 2.6%
Altair Engineering, Inc., Class A*	43,870	4,303
Appfolio, Inc., Class A*	16,176	3,956
Aspen Technology, Inc.*	21,468	4,264
Blackbaud, Inc.*	30,848	2,350
CommVault Systems, Inc.*	33,444	4,066
Dolby Laboratories, Inc., Class A	45,694	3,620
Dropbox, Inc., Class A*	184,845	4,154
Dynatrace, Inc.*	184,355	8,248
Manhattan Associates, Inc.*	47,249	11,655
Qualys, Inc.*	28,254	4,029
Teradata Corp.*	73,811	2,551
		53,196
Specialized Real Estate Investment Trusts – 1.7%
CubeSmart	173,051	7,817
EPR Properties	57,750	2,424
Gaming and Leisure Properties, Inc.	208,133	9,410
Lamar Advertising Co., Class A	67,553	8,075
National Storage Affiliates Trust	53,853	2,220
PotlatchDeltic Corp.	60,690	2,390
Rayonier, Inc.	104,687	3,045
		35,381
Specialty Retail – 3.9%
AutoNation, Inc.*	18,945	3,019
Burlington Stores, Inc.*	49,097	11,783
Dick's Sporting Goods, Inc.	44,769	9,619
Five Below, Inc.*	42,251	4,604
Floor & Decor Holdings, Inc., Class A*	82,044	8,156
GameStop Corp., Class A*	206,299	5,093
Gap (The), Inc.	165,779	3,960
Lithia Motors, Inc.	20,986	5,298
Murphy U.S.A., Inc.	14,505	6,809
Penske Automotive Group, Inc.	14,794	2,205
RH*	11,765	2,876
NORTHERN FUNDS QUARTERLY REPORT  98 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Specialty Retail – 3.9%continued
Valvoline, Inc.*	99,273	$4,289
Williams-Sonoma, Inc.	49,377	13,943
		81,654
Technology Hardware, Storage & Peripherals – 0.7%
Pure Storage, Inc., Class A*	234,840	15,079
Textiles, Apparel & Luxury Goods – 1.3%
Capri Holdings Ltd.*	89,049	2,946
Carter's, Inc.	27,798	1,723
Columbia Sportswear Co.	25,700	2,032
Crocs, Inc.*	46,697	6,815
PVH Corp.	43,592	4,615
Skechers U.S.A., Inc., Class A*	101,848	7,040
Under Armour, Inc., Class A*	142,902	953
Under Armour, Inc., Class C*	144,392	943
		27,067
Trading Companies & Distributors – 1.7%
Applied Industrial Technologies, Inc.	29,715	5,765
Core & Main, Inc., Class A*	131,028	6,412
GATX Corp.	27,441	3,632
MSC Industrial Direct Co., Inc., Class A	34,834	2,763
Watsco, Inc.	24,607	11,399
WESCO International, Inc.	33,649	5,334
		35,305
Water Utilities – 0.3%
Essential Utilities, Inc.	193,597	7,227
Total Common Stocks
(Cost $1,379,109)		2,043,058

INVESTMENT COMPANIES – 1.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(2) (3)	32,813,743	32,814
Total Investment Companies
(Cost $32,814)		32,814

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.15%, 10/3/24(4) (5)	$2,065	$2,037
Total Short-Term Investments
(Cost $2,037)		2,037

Total Investments – 100.2%
(Cost $1,413,960)		2,077,909
Liabilities less Other Assets – (0.2%)		(4,834)
NET ASSETS – 100.0%		$2,073,075

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2024 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P MidCap 400	100	$29,581	Long	9/24	$115
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	98.5%
Investment Companies	1.6%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
EQUITY FUNDS 99 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$2,043,058	$—	$—	$2,043,058
Investment Companies	32,814	—	—	32,814
Short-Term Investments	—	2,037	—	2,037
Total Investments	$2,075,872	$2,037	$—	$2,077,909
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$115	$—	$—	$115

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$33,265	$77,776	$78,227	$400	$32,814	$32,813,743
NORTHERN FUNDS QUARTERLY REPORT  100 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.1% (1)
Australia – 5.6%
Atlas Arteria Ltd.	5,777,116	$19,687
Transurban Group	3,849,416	31,832
		51,519
Austria – 0.3%
ANDRITZ A.G.	44,837	2,767
Brazil – 1.2%
CCR S.A.	4,007,800	8,324
Cia de Saneamento Basico do Estado de Sao Paulo S.A.B.ESP ADR*	99,500	1,338
Cia de Saneamento de Minas Gerais Copasa MG	310,769	1,156
		10,818
Canada – 3.7%
Ag Growth International, Inc.	97,077	3,727
Algonquin Power & Utilities Corp.	1,123,637	6,604
AltaGas Ltd.	245,900	5,556
Hydro One Ltd.	249,486	7,267
Northland Power, Inc.	651,354	11,198
		34,352
China – 2.5%
Beijing Capital International Airport Co. Ltd., Class H*	8,870,000	2,929
Beijing Enterprises Water Group Ltd.	3,624,000	1,113
China Water Affairs Group Ltd.	2,976,282	1,909
ENN Energy Holdings Ltd.	820,600	6,757
Guangdong Investment Ltd.	10,644,000	6,225
Jiangsu Expressway Co. Ltd., Class H	3,548,000	3,784
		22,717
Denmark – 0.7%
Cadeler A/S*	465,548	2,937
Orsted A/S*	70,274	3,720
		6,657
France – 4.5%
Eutelsat Communications S.A.CA*	524,748	2,110
Getlink S.E.	514,122	8,492
Veolia Environnement S.A.	218,292	6,554
Vinci S.A.	228,569	24,044
		41,200
Germany – 3.1%
E.ON S.E.	693,164	9,084
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.1% (1)continued
Germany – 3.1%continued
RWE A.G.	445,152	$15,229
Siemens A.G. (Registered)	22,594	4,202
		28,515
Hong Kong – 1.3%
CK Infrastructure Holdings Ltd.	881,300	4,976
Power Assets Holdings Ltd.	1,225,320	6,596
		11,572
Ireland – 0.6%
Greencoat Renewables PLC	5,983,109	5,542
Italy – 6.0%
Enel S.p.A.	878,869	6,131
Hera S.p.A.	3,678,870	12,612
Infrastrutture Wireless Italiane S.p.A.	417,716	4,369
Italgas S.p.A.	1,492,083	7,352
Snam S.p.A.	2,867,741	12,663
Terna - Rete Elettrica Nazionale	1,611,794	12,457
		55,584
Japan – 1.4%
Japan Airport Terminal Co. Ltd.	65,300	2,232
Kurita Water Industries Ltd.	94,800	4,039
West Japan Railway Co.	363,500	6,775
		13,046
Luxembourg – 0.4%
SES S.A.	728,217	3,722
Mexico – 2.5%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	551,320	8,664
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	292,378	8,815
Promotora y Operadora de Infraestructura S.A.B. de C.V.	592,106	5,479
		22,958
Portugal – 0.3%
REN - Redes Energeticas Nacionais SGPS S.A.	1,068,408	2,620
Spain – 1.5%
Atlantica Sustainable Infrastructure PLC	361,199	7,928
Iberdrola S.A.	467,136	6,060
		13,988
EQUITY FUNDS 101 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.1% (1)continued
Switzerland – 1.9%
Flughafen Zurich A.G. (Registered)	72,282	$15,946
Landis+Gyr Group A.G.*	25,514	2,054
		18,000
United Kingdom – 11.8%
National Grid PLC	4,614,264	51,456
Pennon Group PLC	1,291,059	9,359
Severn Trent PLC	659,582	19,840
SSE PLC	463,462	10,453
United Utilities Group PLC	1,449,077	17,996
		109,104
United States – 44.8%
AECOM	47,949	4,226
AES (The) Corp.	191,691	3,368
Alexandria Real Estate Equities, Inc.	47,458	5,551
Alliant Energy Corp.	135,434	6,894
American Electric Power Co., Inc.	258,210	22,655
American Tower Corp.	131,067	25,477
American Water Works Co., Inc.	47,116	6,085
Bunge Global S.A.	66,303	7,079
Cheniere Energy, Inc.	100,650	17,597
Crown Castle, Inc.	75,608	7,387
CSX Corp.	395,479	13,229
Dominion Energy, Inc.	210,372	10,308
DT Midstream, Inc.	106,707	7,579
Duke Energy Corp.	163,274	16,365
Edison International	68,780	4,939
Enphase Energy, Inc.*	20,840	2,078
Equinix, Inc.	10,638	8,049
Essential Utilities, Inc.	196,080	7,320
Evergy, Inc.	124,228	6,580
Eversource Energy	215,902	12,244
Exelon Corp.	755,430	26,145
Ferrovial S.E.	573,787	22,227
GFL Environmental, Inc.	97,107	3,780
Gladstone Land Corp.	109,364	1,497
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	131,818	3,902
NextEra Energy, Inc.	497,511	35,229
Norfolk Southern Corp.	138,213	29,673
Ormat Technologies, Inc.	110,398	7,916
Pinnacle West Capital Corp.	53,549	4,090
SBA Communications Corp.	79,926	15,689
SJW Group	37,224	2,018
Southern (The) Co.	194,974	15,124
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.1% (1)continued
United States – 44.8%continued
Targa Resources Corp.	51,553	$6,639
Trimble, Inc.*	75,660	4,231
UGI Corp.	200,362	4,588
Union Pacific Corp.	48,001	10,861
Valmont Industries, Inc.	10,927	2,999
Waste Management, Inc.	35,379	7,548
Willdan Group, Inc.*	122,194	3,525
Xcel Energy, Inc.	187,766	10,029
		412,720
Total Common Stocks
(Cost $851,683)		867,401

INVESTMENT COMPANIES – 5.1%
International Public Partnerships Ltd.	4,630,338	7,468
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(2) (3)	25,625,309	25,625
Renewables Infrastructure Group (The) Ltd.	8,460,468	10,187
VH Global Sustainable Energy Opportunities PLC	3,876,478	3,704
Total Investment Companies
(Cost $49,049)		46,984

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.17%, 10/3/24(4)	$860	$848
Total Short-Term Investments
(Cost $848)		848

Total Investments – 99.3%
(Cost $901,580)		915,233
Other Assets less Liabilities – 0.7%		6,825
Net Assets – 100.0%		$922,058

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2024 is disclosed.
(4)	Discount rate at the time of purchase.
*	Non-Income Producing Security

NORTHERN FUNDS QUARTERLY REPORT  102 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued	June 30, 2024 (UNAUDITED)
EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	44	$12,147	Long	9/24	$(23)
MSCI EAFE Index (United States Dollar)	85	9,959	Long	9/24	28
Total					$5
At June 30, 2024, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	46.2%
Euro	18.3
British Pound	14.2
Australian Dollar	5.6
All other currencies less than 5%	15.0
Total Investments	99.3
Other Assets less Liabilities	0.7
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$10,818	$—	$—	$10,818
Canada	34,352	—	—	34,352
Mexico	22,958	—	—	22,958
Spain	7,928	6,060	—	13,988
United States	390,493	22,227	—	412,720
All Other Countries(1)	—	372,565	—	372,565
Total Common Stocks	466,549	400,852	—	867,401
Investment Companies	25,625	21,359	—	46,984
Short-Term Investments	—	848	—	848
Total Investments	$492,174	$423,059	$—	$915,233
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$28	$—	$—	$28
Liabilities
Futures Contracts	(23)	—	—	(23)
Total Other Financial Instruments	$5	$—	$—	$5

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$27,638	$94,728	$96,741	$323	$25,625	$25,625,309
EQUITY FUNDS 103 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

MULTI-MANAGER GLOBAL REAL ESTATE FUND	June 30, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.4% (1)
Australia – 6.1%
Goodman Group	217,891	$5,022
Mirvac Group	291,044	363
National Storage REIT	627,485	963
NEXTDC Ltd.*	31,038	363
Rural Funds Group	112,867	150
Scentre Group	278,542	580
		7,441
Belgium – 1.0%
Shurgard Self Storage Ltd.	20,554	794
VGP N.V.	3,449	385
		1,179
Canada – 2.6%
Canadian Apartment Properties REIT	69,987	2,274
Chartwell Retirement Residences	89,696	842
		3,116
France – 0.3%
Unibail-Rodamco-Westfield*	3,744	296
Germany – 2.1%
LEG Immobilien S.E.	4,700	384
Vonovia S.E.	75,369	2,139
		2,523
Hong Kong – 1.4%
Sino Land Co. Ltd.	801,683	827
Sun Hung Kai Properties Ltd.	104,000	899
		1,726
Japan – 8.0%
Japan Hotel REIT Investment Corp.	596	288
Japan Logistics Fund, Inc.	304	503
Japan Metropolitan Fund Invest	1,983	1,116
KDX Realty Investment Corp.	396	385
Keisei Electric Railway Co. Ltd.	7,600	245
Mitsubishi Estate Co. Ltd.	107,300	1,690
Mitsui Fudosan Co. Ltd.	419,300	3,857
Nippon Accommodations Fund, Inc.	81	322
Nippon Prologis REIT, Inc.	224	349
Orix JREIT, Inc.	207	205
Star Asia Investment Corp.	1,001	372
United Urban Investment Corp.	338	300
		9,632
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.4% (1)continued
Mexico – 0.9%
Corp. Inmobiliaria Vesta S.A.B. de C.V.	195,814	$587
Corp. Inmobiliaria Vesta S.A.B. de C.V. ADR	16,721	501
		1,088
Netherlands – 0.3%
CTP N.V.	22,958	390
Singapore – 2.6%
CapitaLand Ascendas REIT	339,300	640
Capitaland India Trust	546,494	395
CapitaLand Integrated Commercial Trust	480,400	699
CapitaLand Investment Ltd.	559,100	1,096
Parkway Life Real Estate Investment Trust	143,900	371
		3,201
Spain – 1.5%
Cellnex Telecom S.A.*	38,921	1,263
Merlin Properties Socimi S.A.	43,610	487
		1,750
Sweden – 0.3%
Fastighets AB Balder, Class B*	60,000	413
Tanzania, United Republic of – 0.8%
Helios Towers PLC*	687,673	1,011
United Kingdom – 6.2%
Big Yellow Group PLC	75,170	1,115
British Land (The) Co. PLC	65,638	340
Derwent London PLC	22,525	642
Grainger PLC	328,332	1,012
Hammerson PLC	940,000	329
Helical PLC	66,000	207
Safestore Holdings PLC	30,620	298
Segro PLC	183,348	2,084
Shaftesbury Capital PLC	413,713	729
Tritax Big Box REIT PLC	155,663	305
UNITE Group (The) PLC	22,434	253
Workspace Group PLC	31,000	233
		7,547
United States – 61.3%
Agree Realty Corp.	15,429	956
Alexandria Real Estate Equities, Inc.	13,791	1,613
American Homes 4 Rent, Class A	45,407	1,687
Americold Realty Trust, Inc.	26,208	669
AvalonBay Communities, Inc.	7,566	1,565
NORTHERN FUNDS QUARTERLY REPORT  104 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.4% (1)continued
United States – 61.3%continued
Boston Properties, Inc.	20,892	$1,286
CBRE Group, Inc., Class A*	10,481	934
CubeSmart	31,293	1,414
Digital Realty Trust, Inc.	16,008	2,434
DigitalBridge Group, Inc.	13,768	189
Douglas Emmett, Inc.	59,144	787
EastGroup Properties, Inc.	6,572	1,118
Encompass Health Corp.	10,359	889
Equinix, Inc.	9,510	7,195
Equity LifeStyle Properties, Inc.	54,616	3,557
Essex Property Trust, Inc.	6,507	1,771
Extra Space Storage, Inc.	19,910	3,094
Farmland Partners, Inc.	33,603	387
Federal Realty Investment Trust	18,552	1,873
First Industrial Realty Trust, Inc.	26,635	1,265
Kilroy Realty Corp.	33,872	1,056
Kimco Realty Corp.	140,438	2,733
Lamar Advertising Co., Class A	11,164	1,334
Macerich (The) Co.	56,799	877
Mid-America Apartment Communities, Inc.	19,028	2,714
NNN REIT, Inc.	56,643	2,413
Prologis, Inc.	72,847	8,181
Public Storage	7,907	2,275
Rayonier, Inc.	35,375	1,029
Rexford Industrial Realty, Inc.	32,573	1,452
Ryman Hospitality Properties, Inc.	9,156	914
Sabra Health Care REIT, Inc.	97,718	1,505
SBA Communications Corp.	10,904	2,141
STAG Industrial, Inc.	21,397	772
Sun Communities, Inc.	16,094	1,937
UDR, Inc.	26,402	1,086
Universal Health Services, Inc., Class B	4,951	916
Ventas, Inc.	37,335	1,914
Welltower, Inc.	21,803	2,273
Weyerhaeuser Co.	40,006	1,136
Wyndham Hotels & Resorts, Inc.	12,363	915
		74,256
Total Common Stocks
(Cost $107,722)		115,569

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(2) (3)	5,150,479	$5,150
Total Investment Companies
(Cost $5,150)		5,150

Total Investments – 99.6%
(Cost $112,872)		120,719
Other Assets less Liabilities – 0.4%		468
Net Assets – 100.0%		$121,187

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2024 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At June 30, 2024, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	65.9%
Japanese Yen	8.0
British Pound	7.1
Australian Dollar	6.1
Euro	5.1
All other currencies less than 5%	7.4
Total Investments	99.6
Other Assets less Liabilities	0.4
Net Assets	100.0%
EQUITY FUNDS 105 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$3,116	$—	$—	$3,116
Mexico	1,088	—	—	1,088
United States	74,256	—	—	74,256
All Other Countries(1)	—	37,109	—	37,109
Total Common Stocks	78,460	37,109	—	115,569
Investment Companies	5,150	—	—	5,150
Total Investments	$83,610	$37,109	$—	$120,719

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$3,270	$12,213	$10,333	$52	$5,150	$5,150,479
NORTHERN FUNDS QUARTERLY REPORT  106 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9%
Aerospace & Defense – 0.6%
AAR Corp.*	5,771	$420
AeroVironment, Inc.*	1,171	213
Astronics Corp.*	2,007	40
Astronics Corp., Class B*	3,022	61
Ducommun, Inc.*	3,310	192
Leonardo DRS, Inc.*	9,186	234
Moog, Inc., Class A	4,076	682
National Presto Industries, Inc.	1,020	77
Park Aerospace Corp.	3,822	52
V2X, Inc.*	3,516	169
		2,140
Air Freight & Logistics – 0.0%
Forward Air Corp.	5,454	104
Automobile Components – 1.1%
Adient PLC*	14,667	362
American Axle & Manufacturing Holdings, Inc.*	10,406	73
Cooper-Standard Holdings, Inc.*	1,755	22
Dana, Inc.	20,486	248
Dorman Products, Inc.*	5,623	514
Gentherm, Inc.*	6,597	325
Goodyear Tire & Rubber (The) Co.*	44,941	510
LCI Industries	5,823	602
Modine Manufacturing Co.*	4,182	419
Motorcar Parts of America, Inc.*	4,193	26
Patrick Industries, Inc.	3,588	390
Standard Motor Products, Inc.	3,491	97
Stoneridge, Inc.*	3,599	58
Strattec Security Corp.*	1,271	32
Superior Industries International, Inc.*	6,257	20
Visteon Corp.*	3,984	425
XPEL, Inc.*	2,466	88
		4,211
Automobiles – 0.1%
Winnebago Industries, Inc.	6,985	379
Banks – 6.8%
1st Source Corp.	4,936	265
Amalgamated Financial Corp.	4,719	129
AmeriServ Financial, Inc.	2,365	5
Ames National Corp.	1,315	27
Arrow Financial Corp.	4,328	113
Associated Banc-Corp	17,902	379
Atlantic Union Bankshares Corp.	17,323	569
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Banks – 6.8%continued
Axos Financial, Inc.*	10,562	$604
BancFirst Corp.	3,452	303
Bancorp (The), Inc.*	5,459	206
Bank First Corp.	2,562	212
Bank of Hawaii Corp.	5,253	301
Bank of Marin Bancorp	2,905	47
Bank of South Carolina Corp.	4,760	53
Bank7 Corp.	6,914	216
BankFinancial Corp.	2,738	28
Bankwell Financial Group, Inc.	5,884	149
Banner Corp.	6,639	330
Bar Harbor Bankshares	1,552	42
BCB Bancorp, Inc.	1,654	18
Brookline Bancorp, Inc.	17,034	142
Business First Bancshares, Inc.	2,489	54
C&F Financial Corp.	1,273	61
Cadence Bank	27,446	776
Cambridge Bancorp	1,168	81
Camden National Corp.	3,057	101
Capital City Bank Group, Inc.	1,674	48
Capitol Federal Financial, Inc.	18,979	104
Cathay General Bancorp	12,307	464
CB Financial Services, Inc.	281	6
Central Pacific Financial Corp.	542	11
Citizens & Northern Corp.	865	15
Citizens Community Bancorp, Inc.	1,193	14
Citizens Financial Services, Inc.	215	10
City Holding Co.	2,978	316
Civista Bancshares, Inc.	544	8
Colony Bankcorp, Inc.	1,026	13
Community Bank System, Inc.	7,298	345
Community Trust Bancorp, Inc.	2,243	98
ConnectOne Bancorp, Inc.	1,888	36
CVB Financial Corp.	16,876	291
Eagle Bancorp, Inc.	5,174	98
Eagle Financial Services, Inc.	100	3
Eastern Bankshares, Inc.	20,366	285
Enterprise Bancorp, Inc.	2,593	65
Enterprise Financial Services Corp.	4,211	172
Equity Bancshares, Inc., Class A	2,740	96
ESSA Bancorp, Inc.	741	13
FB Financial Corp.	1,960	77
Financial Institutions, Inc.	3,551	69
First Bancorp	6,328	202
EQUITY FUNDS 107 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Banks – 6.8%continued
First BanCorp (New York Exchange)	24,076	$440
First Bancorp (The), Inc.	662	16
First Bancshares (The), Inc.	3,944	102
First Bank(1)	6	—
First Busey Corp.	8,786	213
First Business Financial Services, Inc.	966	36
First Commonwealth Financial Corp.	22,596	312
First Community Bankshares, Inc.	1,424	52
First Financial Bankshares, Inc.	22,574	667
First Financial Corp.	2,113	78
First Financial Northwest, Inc.	1,552	33
First Foundation, Inc.	4,627	30
First Guaranty Bancshares, Inc.	537	5
First Hawaiian, Inc.	15,541	323
First Internet Bancorp	1,333	36
First Interstate BancSystem, Inc., Class A	2,490	69
First Merchants Corp.	8,164	272
First Mid Bancshares, Inc.	176	6
First of Long Island (The) Corp.	2,915	29
First Savings Financial Group, Inc.	8,902	158
First United Corp.	6,085	124
Flushing Financial Corp.	5,368	71
FS Bancorp, Inc.	1,919	70
Fulton Financial Corp.	4,999	85
German American Bancorp, Inc.	4,171	147
Glacier Bancorp, Inc.	14,707	549
Great Southern Bancorp, Inc.	1,375	76
Hancock Whitney Corp.	12,962	620
Hanmi Financial Corp.	3,968	66
Harleysville Financial Corp.	203	4
Hawthorn Bancshares, Inc.	813	16
Heartland Financial U.S.A., Inc.	4,902	218
Heritage Financial Corp.	6,350	115
Hilltop Holdings, Inc.	11,876	371
Home Bancorp, Inc.	2,461	98
Home BancShares, Inc.	21,789	522
HomeStreet, Inc.	3,759	43
HomeTrust Bancshares, Inc.	3,051	92
Hope Bancorp, Inc.	16,136	173
Horizon Bancorp, Inc.	2,261	28
Independent Bank Corp.	7,571	384
Independent Bank Group, Inc.	8,104	369
International Bancshares Corp.	9,602	549
Investar Holding Corp.	8,677	134
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Banks – 6.8%continued
Jeffersonville Bancorp	503	$9
Kentucky First Federal Bancorp	942	3
Lake Shore Bancorp, Inc.	598	7
Lakeland Financial Corp.	3,758	231
Landmark Bancorp, Inc.	1,231	24
Magyar Bancorp, Inc.	1,085	12
Mercantile Bank Corp.	4,553	185
Mid Penn Bancorp, Inc.	794	17
MidWestOne Financial Group, Inc.	1,147	26
NASB Financial, Inc.	762	25
National Bank Holdings Corp., Class A	5,197	203
National Bankshares, Inc.	684	19
NBT Bancorp, Inc.	8,210	317
Nicolet Bankshares, Inc.	2,367	197
Northeast Bank	1,777	108
Northeast Community Bancorp, Inc.	2,136	38
Northfield Bancorp, Inc.	12,426	118
Northrim BanCorp, Inc.	1,323	76
Norwood Financial Corp.	869	22
OceanFirst Financial Corp.	7,287	116
OFG Bancorp	8,311	311
Ohio Valley Banc Corp.	1,300	26
Old Point Financial Corp.	888	13
Old Second Bancorp, Inc.	2,096	31
Pacific Premier Bancorp, Inc.	16,011	368
Park National Corp.	2,328	331
Penns Woods Bancorp, Inc.	1,643	34
Peoples Bancorp of North Carolina, Inc.	1,240	36
Peoples Bancorp, Inc.	5,084	153
Peoples Financial Corp.	201	3
Peoples Financial Services Corp.	832	38
Preferred Bank	2,989	226
Premier Financial Corp.	7,818	160
Primis Financial Corp.	543	6
Provident Bancorp, Inc.(1) *	18	—
Provident Financial Holdings, Inc.	1,343	17
Renasant Corp.	9,400	287
Republic Bancorp, Inc., Class A	2,526	135
Sandy Spring Bancorp, Inc.	4,037	98
Seacoast Banking Corp. of Florida	8,274	196
ServisFirst Bancshares, Inc.	10,014	633
Shore Bancshares, Inc.	6,967	80
Sierra Bancorp	758	17
NORTHERN FUNDS QUARTERLY REPORT  108 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Banks – 6.8%continued
Simmons First National Corp., Class A	14,835	$261
Southern First Bancshares, Inc.*	3,510	103
Southern Missouri Bancorp, Inc.	544	24
Southside Bancshares, Inc.	3,869	107
SouthState Corp.	8,275	632
Stellar Bancorp, Inc.	5,480	126
Stock Yards Bancorp, Inc.	4,873	242
Texas Capital Bancshares, Inc.*	5,777	353
Timberland Bancorp, Inc.	1,455	39
Towne Bank	10,063	274
TriCo Bancshares	3,881	154
TrustCo Bank Corp. NY	2,025	58
Trustmark Corp.	9,889	297
UMB Financial Corp.	6,783	566
Union Bankshares, Inc.	5,178	111
United Bancorp, Inc.	1,182	15
United Bankshares, Inc.	14,438	468
United Community Banks, Inc.	11,718	298
Unity Bancorp, Inc.	1,887	56
Univest Financial Corp.	4,272	98
Virginia National Bankshares Corp.	105	3
Washington Trust Bancorp, Inc.	3,348	92
WesBanco, Inc.	11,669	326
West BanCorp, Inc.	921	16
Westamerica BanCorp	4,740	230
Western New England Bancorp, Inc.	6,937	48
WSFS Financial Corp.	13,339	627
		26,447
Beverages – 0.5%
Coca-Cola Consolidated, Inc.	1,235	1,340
MGP Ingredients, Inc.	2,643	197
National Beverage Corp.	6,604	338
Vita Coco (The) Co., Inc.*	2,134	59
		1,934
Biotechnology – 5.8%
2seventy bio, Inc.*	3,012	12
4D Molecular Therapeutics, Inc.*	7,536	158
89bio, Inc.*	8,677	69
Abeona Therapeutics, Inc.*	19,065	81
ACADIA Pharmaceuticals, Inc.*	16,226	264
Achieve Life Sciences, Inc.*	16,121	76
Acumen Pharmaceuticals, Inc.*	903	2
Adaptimmune Therapeutics PLC ADR*	16,891	16
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Biotechnology – 5.8%continued
ADMA Biologics, Inc.*	34,121	$381
Agenus, Inc.*	1,741	29
Agios Pharmaceuticals, Inc.*	4,087	176
Akero Therapeutics, Inc.*	1,300	30
Alector, Inc.*	12,938	59
Alkermes PLC*	22,400	540
Allogene Therapeutics, Inc.*	22,826	53
Allovir, Inc.*	1,767	1
Altimmune, Inc.*	10,000	66
Alvotech S.A.*	35,205	428
ALX Oncology Holdings, Inc.*	10,412	63
Amicus Therapeutics, Inc.*	55,183	547
AnaptysBio, Inc.*	9,064	227
Anavex Life Sciences Corp.*	18,798	79
Anika Therapeutics, Inc.*	4,118	104
Annexon, Inc.*	4,936	24
Aravive, Inc.(2) *	8,839	—
Arbutus Biopharma Corp.*	6,188	19
Arcellx, Inc.*	8,121	448
Arcturus Therapeutics Holdings, Inc.*	4,653	113
Arcutis Biotherapeutics, Inc.*	7,133	66
Ardelyx, Inc.*	5,205	39
ArriVent Biopharma, Inc.*	1,058	20
ARS Pharmaceuticals, Inc.*	1,959	17
Assembly Biosciences, Inc.*	876	12
Astria Therapeutics, Inc.*	11,297	103
Atara Biotherapeutics, Inc.*	422	4
Aurinia Pharmaceuticals, Inc.*	8,529	49
Avid Bioservices, Inc.*	7,826	56
Avidity Biosciences, Inc.*	10,677	436
Beam Therapeutics, Inc.*	2,343	55
Beyondspring, Inc.*	5,459	13
Biohaven Ltd.*	7,707	268
Biomea Fusion, Inc.*	13,309	60
Bioxcel Therapeutics, Inc.*	13,155	17
Bluebird Bio, Inc.*	8,931	9
C4 Therapeutics, Inc.*	4,944	23
Cabaletta Bio, Inc.*	3,032	23
Capricor Therapeutics, Inc.*	18,027	86
CareDx, Inc.*	1,769	27
Cargo Therapeutics, Inc.*	1,861	31
Caribou Biosciences, Inc.*	12,842	21
Cartesian Therapeutics, Inc.*	1,900	51
Catalyst Pharmaceuticals, Inc.*	29,284	454
EQUITY FUNDS 109 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Biotechnology – 5.8%continued
Celcuity, Inc.*	14,163	$232
CervoMed, Inc.*	1,249	21
Cibus, Inc.*	118	1
Cidara Therapeutics, Inc.*	1,270	15
Cogent Biosciences, Inc.*	2,994	25
Coherus Biosciences, Inc.*	18,726	32
Corbus Pharmaceuticals Holdings, Inc.*	702	32
Crinetics Pharmaceuticals, Inc.*	10,955	491
Cue Biopharma, Inc.*	3,455	4
Cullinan Oncology, Inc.*	9,223	161
Curis, Inc.*	3,071	21
Day One Biopharmaceuticals, Inc.*	5,517	76
DermTech, Inc.*	7,034	1
Design Therapeutics, Inc.*	20,184	68
DiaMedica Therapeutics, Inc.*	16,883	50
Dianthus Therapeutics, Inc.*	661	17
Disc Medicine, Inc.*	1,865	84
Dyadic International, Inc.*	13,198	20
Dynavax Technologies Corp.*	24,113	271
Dyne Therapeutics, Inc.*	13,062	461
Eagle Pharmaceuticals, Inc.*	4,113	23
Editas Medicine, Inc.*	6,691	31
Elicio Therapeutics, Inc.*	12,738	52
Eliem Therapeutics, Inc.*	2,460	17
Emergent BioSolutions, Inc.*	8,439	58
Enanta Pharmaceuticals, Inc.*	5,409	70
Engene Holdings, Inc.*	1,479	14
Entrada Therapeutics, Inc.*	7,413	106
Foghorn Therapeutics, Inc.*	8,653	50
G1 Therapeutics, Inc.*	9,434	22
Galectin Therapeutics, Inc.*	6,174	14
Genelux Corp.*	2,735	5
Geron Corp.*	21,709	92
GlycoMimetics, Inc.*	10,653	3
Greenwich Lifesciences, Inc.*	1,929	33
Gritstone bio, Inc.*	4,548	3
Gyre Therapeutics, Inc.*	2,253	27
Halozyme Therapeutics, Inc.*	19,595	1,026
HilleVax, Inc.*	7,903	114
Humacyte, Inc.*	4,609	22
Ideaya Biosciences, Inc.*	4,302	151
IGM Biosciences, Inc.*	9,104	63
Immatics N.V.*	8,205	95
ImmuCell Corp.*	2,016	10
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Biotechnology – 5.8%continued
Immuneering Corp., Class A*	1,340	$2
Immunic, Inc.*	16,241	18
Immunome, Inc.*	10,385	126
Inhibrx Biosciences, Inc.*	2,909	41
Inozyme Pharma, Inc.*	12,169	54
Insmed, Inc.*	19,115	1,281
Instil Bio, Inc.(1) *	1	—
Iovance Biotherapeutics, Inc.*	30,501	245
Ironwood Pharmaceuticals, Inc.*	34,971	228
iTeos Therapeutics, Inc.*	6,176	92
Janux Therapeutics, Inc.*	5,517	231
Jasper Therapeutics, Inc.*	1,308	30
KalVista Pharmaceuticals, Inc.*	14,958	176
Keros Therapeutics, Inc.*	2,126	97
Korro Bio, Inc.*	882	30
Krystal Biotech, Inc.*	2,364	434
Kura Oncology, Inc.*	14,337	295
Larimar Therapeutics, Inc.*	375	3
LENZ Therapeutics, Inc.	1,870	32
Lexeo Therapeutics, Inc.*	1,642	26
Lexicon Pharmaceuticals, Inc.*	9,092	15
MacroGenics, Inc.*	7,145	30
MannKind Corp.*	32,003	167
MediciNova, Inc.*	20,874	30
MeiraGTx Holdings PLC*	11,067	47
Mereo Biopharma Group PLC ADR*	1,007	4
Merrimack Pharmaceuticals, Inc.(1) (2) *	7,504	—
Mersana Therapeutics, Inc.*	8,049	16
Merus N.V.*	9,643	571
MiMedx Group, Inc.*	11,631	81
Mineralys Therapeutics, Inc.*	1,672	20
Mirum Pharmaceuticals, Inc.*	10,946	374
Monte Rosa Therapeutics, Inc.*	10,385	39
Myriad Genetics, Inc.*	16,234	397
Natera, Inc.*	11,181	1,211
Neurogene, Inc.*	1,060	39
Nkarta, Inc.*	20,621	122
Nurix Therapeutics, Inc.*	1,536	32
Olema Pharmaceuticals, Inc.*	16,909	183
Omega Therapeutics, Inc.*	2,114	4
Organogenesis Holdings, Inc.*	7,122	20
ORIC Pharmaceuticals, Inc.*	7,890	56
PDL BioPharma, Inc.(2) *	24,608	30
PepGen, Inc.*	1,250	20
NORTHERN FUNDS QUARTERLY REPORT  110 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Biotechnology – 5.8%continued
Perspective Therapeutics, Inc.*	2,315	$23
PMV Pharmaceuticals, Inc.*	6,462	10
Praxis Precision Medicines, Inc.*	1,648	68
Precision BioSciences, Inc.*	1,365	13
Prime Medicine, Inc.*	1,971	10
ProKidney Corp.*	6,328	16
ProQR Therapeutics N.V.*	5,007	8
Protagonist Therapeutics, Inc.*	4,675	162
Protalix BioTherapeutics, Inc.*	503	1
Prothena Corp. PLC*	1,353	28
Q32 Bio, Inc.*	1,353	24
RAPT Therapeutics, Inc.*	9,500	29
REGENXBIO, Inc.*	7,023	82
Relay Therapeutics, Inc.*	3,592	23
Replimune Group, Inc.*	14,032	126
Rhythm Pharmaceuticals, Inc.*	7,082	291
Rocket Pharmaceuticals, Inc.*	7,885	170
Sage Therapeutics, Inc.*	9,678	105
Savara, Inc.*	5,832	24
Scholar Rock Holding Corp.*	12,169	101
Sera Prognostics, Inc., Class A*	3,082	18
Serina Therapeutics, Inc.*	2,930	28
Shattuck Labs, Inc.*	3,786	15
Solid Biosciences, Inc.*	372	2
Spero Therapeutics, Inc.*	7,360	10
Spyre Therapeutics, Inc.*	1,146	27
Stoke Therapeutics, Inc.*	11,016	149
Sutro Biopharma, Inc.*	2,516	7
Syndax Pharmaceuticals, Inc.*	5,355	110
Tango Therapeutics, Inc.*	2,602	22
Tenaya Therapeutics, Inc.*	5,333	17
TG Therapeutics, Inc.*	4,216	75
Tourmaline Bio, Inc.	1,639	21
Travere Therapeutics, Inc.*	8,425	69
Twist Bioscience Corp.*	7,545	372
Tyra Biosciences, Inc.*	1,346	22
UroGen Pharma Ltd.*	14,371	241
Vanda Pharmaceuticals, Inc.*	8,584	48
Vaxcyte, Inc.*	9,436	713
Vera Therapeutics, Inc.*	6,166	223
Veracyte, Inc.*	10,121	219
Vericel Corp.*	6,801	312
Viking Therapeutics, Inc.*	8,893	471
Viridian Therapeutics, Inc.*	8,723	113
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Biotechnology – 5.8%continued
Vor BioPharma, Inc.*	15,414	$15
Voyager Therapeutics, Inc.*	9,153	72
vTv Therapeutics, Inc., Class A*	769	14
XBiotech, Inc.*	5,589	29
Xencor, Inc.*	4,462	84
Xenon Pharmaceuticals, Inc.*	6,463	252
XOMA Corp.*	7,819	185
Y-mAbs Therapeutics, Inc.*	9,331	113
Zymeworks, Inc.*	5,823	50
		22,570
Broadline Retail – 0.1%
Big Lots, Inc.*	7,519	13
Dillard's, Inc., Class A	1,116	491
		504
Building Products – 2.0%
AAON, Inc.	9,599	837
American Woodmark Corp.*	2,360	186
Apogee Enterprises, Inc.	5,106	321
AZEK (The) Co., Inc.*	15,728	663
AZZ, Inc.	3,502	271
CSW Industrials, Inc.	2,176	577
Gibraltar Industries, Inc.*	5,733	393
Griffon Corp.	8,284	529
Insteel Industries, Inc.	6,159	191
JELD-WEN Holding, Inc.*	10,312	139
Quanex Building Products Corp.	4,878	135
Resideo Technologies, Inc.*	20,150	394
Simpson Manufacturing Co., Inc.	6,926	1,167
UFP Industries, Inc.	10,271	1,150
Zurn Elkay Water Solutions Corp.	21,336	627
		7,580
Capital Markets – 2.6%
ArrowMark Financial Corp.	2,439	45
Artisan Partners Asset Management, Inc., Class A	7,040	291
Associated Capital Group, Inc., Class A	2,161	73
B. Riley Financial, Inc.	1,976	35
BGC Group, Inc., Class A	40,474	336
Brookfield Asset Management Ltd., Class A	8,983	342
Cohen & Steers, Inc.	4,146	301
Diamond Hill Investment Group, Inc.	1,053	148
Donnelley Financial Solutions, Inc.*	489	29
EQUITY FUNDS 111 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Capital Markets – 2.6%continued
Ellington Residential Mortgage REIT	3,778	$26
Evercore, Inc., Class A	5,556	1,158
Federated Hermes, Inc.	13,532	445
Freedom Holding Corp.*	4,083	308
GAMCO Investors, Inc., Class A	6,012	146
Golub Capital BDC, Inc.	18,578	292
Great Elm Group, Inc.*	1,697	3
Hamilton Lane, Inc., Class A	4,154	513
Hercules Capital, Inc.	17,648	361
Houlihan Lokey, Inc.	6,165	831
Lazard, Inc.	11,796	450
Main Street Capital Corp.	8,790	444
Moelis & Co., Class A	8,967	510
Patria Investments Ltd., Class A	16,063	194
Piper Sandler Cos.	3,072	707
PJT Partners, Inc., Class A	3,352	362
Siebert Financial Corp.*	5,779	10
Sixth Street Specialty Lending, Inc.	8,107	173
StepStone Group, Inc., Class A	2,004	92
StoneX Group, Inc.*	4,885	368
TPG, Inc.	8,195	340
Victory Capital Holdings, Inc., Class A	9,816	468
Virtus Investment Partners, Inc.	952	215
Westwood Holdings Group, Inc.	1,921	23
WisdomTree, Inc.	13,394	133
		10,172
Chemicals – 2.2%
AdvanSix, Inc.	3,850	88
Alto Ingredients, Inc.*	7,970	12
American Vanguard Corp.	3,314	29
Arcadium Lithium PLC*	53,717	180
Arq, Inc.*	713	4
Aspen Aerogels, Inc.*	4,010	96
Avient Corp.	12,969	566
Balchem Corp.	5,031	775
Cabot Corp.	8,893	817
Element Solutions, Inc.	27,695	751
H.B. Fuller Co.	10,074	775
Hawkins, Inc.	6,441	586
Ingevity Corp.*	6,481	283
Innospec, Inc.	3,773	466
Intrepid Potash, Inc.*	714	17
Koppers Holdings, Inc.	6,668	247
Kronos Worldwide, Inc.	4,177	52
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Chemicals – 2.2%continued
LSB Industries, Inc.*	5,286	$43
Mativ Holdings, Inc.	11,986	203
Minerals Technologies, Inc.	5,996	499
NewMarket Corp.	656	338
Orion S.A.	6,681	147
Quaker Chemical Corp.	3,203	544
Sensient Technologies Corp.	7,002	519
Stepan Co.	3,813	320
Tronox Holdings PLC	16,545	260
		8,617
Commercial Services & Supplies – 1.7%
ABM Industries, Inc.	10,422	527
ACCO Brands Corp.	16,647	78
ACV Auctions, Inc., Class A*	17,604	321
ARC Document Solutions, Inc.	5,750	15
Brady Corp., Class A	8,010	529
Brink's (The) Co.	7,584	777
Casella Waste Systems, Inc., Class A*	6,838	678
CECO Environmental Corp.*	1,657	48
Cimpress PLC*	4,175	366
Civeo Corp.	248	6
CompX International, Inc.	2,395	59
CoreCivic, Inc.*	17,208	223
Deluxe Corp.	6,981	157
Ennis, Inc.	5,024	110
HNI Corp.	7,411	334
Interface, Inc.	7,303	107
Liquidity Services, Inc.*	3,928	78
Matthews International Corp., Class A	5,775	145
MillerKnoll, Inc.	13,264	351
NL Industries, Inc.	6,866	41
Odyssey Marine Exploration, Inc.*	377	2
OPENLANE, Inc.*	20,404	339
Perma-Fix Environmental Services, Inc.*	1,164	12
Pitney Bowes, Inc.	23,338	119
Quad/Graphics, Inc.	1,943	11
Steelcase, Inc., Class A	15,395	200
UniFirst Corp.	2,393	410
Viad Corp.*	3,390	115
Virco Mfg. Corp.	3,738	52
VSE Corp.	3,782	334
		6,544
NORTHERN FUNDS QUARTERLY REPORT  112 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Communications Equipment – 0.5%
ADTRAN Holdings, Inc.	7,508	$40
Applied Optoelectronics, Inc.*	6,697	56
Aviat Networks, Inc.*	2,402	69
BK Technologies Corp.*	312	4
Calix, Inc.*	7,247	257
Clearfield, Inc.*	3,898	150
CommScope Holding Co., Inc.*	28,784	35
Comtech Telecommunications Corp.*	6,175	19
Digi International, Inc.*	8,563	196
DZS, Inc.*	670	1
Extreme Networks, Inc.*	16,315	219
Harmonic, Inc.*	15,063	177
Ituran Location and Control Ltd.	3,264	80
KVH Industries, Inc.*	6,555	31
NETGEAR, Inc.*	4,795	73
NetScout Systems, Inc.*	11,636	213
Ribbon Communications, Inc.*	3,949	13
Viavi Solutions, Inc.*	30,775	211
		1,844
Construction & Engineering – 2.0%
API Group Corp.*	16,728	629
Arcosa, Inc.	8,698	725
Argan, Inc.	2,895	212
Comfort Systems U.S.A., Inc.	6,011	1,828
Dycom Industries, Inc.*	4,658	786
Fluor Corp.*	22,112	963
Granite Construction, Inc.	8,699	539
Great Lakes Dredge & Dock Corp.*	6,668	58
IES Holdings, Inc.*	1,343	187
INNOVATE Corp.*	1,400	1
Matrix Service Co.*	8,607	85
MYR Group, Inc.*	2,539	345
Northwest Pipe Co.*	4,197	143
Orion Group Holdings, Inc.*	2,292	22
Primoris Services Corp.	4,743	237
Sterling Infrastructure, Inc.*	6,276	743
Tutor Perini Corp.*	4,398	96
		7,599
Construction Materials – 0.3%
Knife River Corp.*	2,280	160
Summit Materials, Inc., Class A*	20,970	768
United States Lime & Minerals, Inc.	1,069	389
		1,317
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Consumer Finance – 0.8%
Atlanticus Holdings Corp.*	1,092	$31
Encore Capital Group, Inc.*	5,411	226
Enova International, Inc.*	3,881	241
EZCORP, Inc., Class A*	5,862	61
FirstCash Holdings, Inc.	6,558	688
Green Dot Corp., Class A*	8,884	84
LendingClub Corp.*	8,000	68
Medallion Financial Corp.	946	7
Navient Corp.	26,635	388
Nelnet, Inc., Class A	5,380	543
PRA Group, Inc.*	8,060	158
PROG Holdings, Inc.	11,408	396
World Acceptance Corp.*	1,388	171
		3,062
Consumer Staples Distribution & Retail – 0.8%
Andersons (The), Inc.	3,162	157
Chefs' Warehouse (The), Inc.*	2,539	99
Grocery Outlet Holding Corp.*	11,792	261
Ingles Markets, Inc., Class A	4,414	303
Natural Grocers by Vitamin Cottage, Inc.	1,423	30
PriceSmart, Inc.	3,306	268
SpartanNash Co.	5,548	104
Sprouts Farmers Market, Inc.*	18,082	1,513
United Natural Foods, Inc.*	6,798	89
Village Super Market, Inc., Class A	1,508	40
Weis Markets, Inc.	3,730	234
		3,098
Containers & Packaging – 0.3%
Ardagh Metal Packaging S.A.	16,713	57
Greif, Inc., Class A	3,883	223
Myers Industries, Inc.	5,535	74
O-I Glass, Inc.*	18,562	207
Pactiv Evergreen, Inc.	4,741	54
Silgan Holdings, Inc.	8,905	377
TriMas Corp.	7,574	193
		1,185
Distributors – 0.1%
A-Mark Precious Metals, Inc.	7,803	253
Weyco Group, Inc.	3,331	101
		354
Diversified Consumer Services – 1.0%
2U, Inc.(1) *	1	—
EQUITY FUNDS 113 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Diversified Consumer Services – 1.0%continued
Adtalem Global Education, Inc.*	10,117	$690
American Public Education, Inc.*	4,613	81
Duolingo, Inc.*	2,986	623
Frontdoor, Inc.*	2,376	80
Graham Holdings Co., Class B	734	513
Grand Canyon Education, Inc.*	5,639	789
Laureate Education, Inc.	16,640	249
Perdoceo Education Corp.	8,003	171
Strategic Education, Inc.	3,476	385
Stride, Inc.*	5,298	374
Universal Technical Institute, Inc.*	2,695	42
WW International, Inc.*	6,410	8
		4,005
Diversified Real Estate Investment Trusts – 0.5%
Alexander & Baldwin, Inc.	10,270	174
American Assets Trust, Inc.	6,895	154
Armada Hoffler Properties, Inc.	4,800	53
Broadstone Net Lease, Inc.	19,294	306
CTO Realty Growth, Inc.	9,257	162
Empire State Realty Trust, Inc., Class A	20,342	191
Essential Properties Realty Trust, Inc.	12,679	352
Gladstone Commercial Corp.	4,503	64
Global Net Lease, Inc.	23,715	174
One Liberty Properties, Inc.	6,685	157
		1,787
Diversified Telecommunication Services – 0.4%
Anterix, Inc.*	5,005	198
ATN International, Inc.	1,896	43
Bandwidth, Inc., Class A*	2,427	41
Cogent Communications Holdings, Inc.	6,080	343
Consolidated Communications Holdings, Inc.*	11,807	52
IDT Corp., Class B	4,209	151
Iridium Communications, Inc.	16,727	445
Liberty Latin America Ltd., Class C*	13,173	127
LICT Corp.*	6	84
Shenandoah Telecommunications Co.	7,209	118
		1,602
Electric Utilities – 0.7%
ALLETE, Inc.	9,664	602
MGE Energy, Inc.	6,754	505
Otter Tail Corp.	8,211	719
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Electric Utilities – 0.7%continued
PNM Resources, Inc.	7,685	$284
Portland General Electric Co.	15,834	685
		2,795
Electrical Equipment – 1.2%
Allient, Inc.	3,350	85
American Superconductor Corp.*	565	13
Array Technologies, Inc.*	21,011	215
Atkore, Inc.	7,082	956
Babcock & Wilcox Enterprises, Inc.*	5,816	8
Encore Wire Corp.	3,132	908
EnerSys	6,586	682
GrafTech International Ltd.*	23,792	23
LSI Industries, Inc.	3,913	57
NEXTracker, Inc., Class A*	10,171	477
Orion Energy Systems, Inc.*	2,963	3
Powell Industries, Inc.	3,364	482
Preformed Line Products Co.	1,507	188
Shoals Technologies Group, Inc., Class A*	23,770	148
Thermon Group Holdings, Inc.*	2,661	82
TPI Composites, Inc.*	4,933	20
Ultralife Corp.*	2,087	22
Vicor Corp.*	4,689	155
		4,524
Electronic Equipment, Instruments & Components – 3.6%
Advanced Energy Industries, Inc.	5,510	599
Arlo Technologies, Inc.*	9,375	122
Avnet, Inc.	12,757	657
Badger Meter, Inc.	4,362	813
Bel Fuse, Inc., Class A	1,337	108
Bel Fuse, Inc., Class B	4,185	273
Belden, Inc.	5,691	534
Benchmark Electronics, Inc.	7,411	293
Climb Global Solutions, Inc.	4,415	277
Crane NXT Co.	6,653	409
CTS Corp.	4,158	211
Daktronics, Inc.*	6,468	90
ePlus, Inc.*	8,320	613
Fabrinet*	6,446	1,578
FARO Technologies, Inc.*	3,009	48
Frequency Electronics, Inc.*	5,419	49
Hollysys Automation Technologies Ltd.*	7,068	153
Identiv, Inc.*	260	1
Insight Enterprises, Inc.*	7,366	1,461
NORTHERN FUNDS QUARTERLY REPORT  114 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Electronic Equipment, Instruments & Components – 3.6%continued
Itron, Inc.*	6,772	$670
Kimball Electronics, Inc.*	4,104	90
Knowles Corp.*	11,445	198
Methode Electronics, Inc.(3)	6,576	68
nLight, Inc.*	9,816	107
Novanta, Inc.*	5,648	921
OSI Systems, Inc.*	4,161	572
PAR Technology Corp.*	3,806	179
PC Connection, Inc.	5,267	338
Plexus Corp.*	4,777	493
Powerfleet, Inc. NJ*	1,647	8
Rogers Corp.*	2,776	335
Sanmina Corp.*	10,298	682
ScanSource, Inc.*	3,670	163
TTM Technologies, Inc.*	13,065	254
Vishay Intertechnology, Inc.	16,563	369
Vishay Precision Group, Inc.*	4,582	140
		13,876
Energy Equipment & Services – 2.4%
Archrock, Inc.	20,930	423
Bristow Group, Inc.*	5,420	182
Cactus, Inc., Class A	8,603	454
ChampionX Corp.	29,616	984
DMC Global, Inc.*	4,477	65
Dril-Quip, Inc.*	5,043	94
Expro Group Holdings N.V.*	14,167	325
Forum Energy Technologies, Inc.*	451	8
Geospace Technologies Corp.*	5,146	46
Gulf Island Fabrication, Inc.*	4,276	26
Helix Energy Solutions Group, Inc.*	29,163	348
Helmerich & Payne, Inc.	13,831	500
KLX Energy Services Holdings, Inc.*	590	3
Kodiak Gas Services, Inc.	4,638	126
Liberty Energy, Inc.	20,273	423
Mammoth Energy Services, Inc.*	1,811	6
Nabors Industries Ltd.*	1,423	101
Natural Gas Services Group, Inc.*	3,027	61
Newpark Resources, Inc.*	11,660	97
Next Bridge Hydrocarbons, Inc.(2) (4) *	2,700	—
Nine Energy Service, Inc.*	2,298	4
Noble Corp. PLC	17,909	800
Oceaneering International, Inc.*	14,235	337
Oil States International, Inc.*	4,987	22
Patterson-UTI Energy, Inc.	49,733	515
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Energy Equipment & Services – 2.4%continued
ProPetro Holding Corp.*	8,576	$74
RPC, Inc.	9,046	56
SEACOR Marine Holdings, Inc.*	8,560	115
Solaris Oilfield Infrastructure, Inc., Class A	4,350	37
TETRA Technologies, Inc.*	9,706	34
Tidewater, Inc.*	7,472	711
Transocean Ltd.*	88,000	471
U.S. Silica Holdings, Inc.*	7,242	112
Valaris Ltd.*	8,602	641
Weatherford International PLC*	9,306	1,139
		9,340
Entertainment – 0.3%
Atlanta Braves Holdings, Inc., Class C*	16,447	649
IMAX Corp.*	5,324	89
Madison Square Garden Entertainment Corp.*	3,420	117
Marcus (The) Corp.	4,213	48
Playtika Holding Corp.	13,545	106
Reading International, Inc., Class A*	3,409	5
Sphere Entertainment Co. (European Stock Exchange)*	3,420	120
		1,134
Financial Services – 2.2%
Acacia Research Corp.*	6,015	30
Banco Latinoamericano de Comercio Exterior S.A., Class E	7,152	212
California First Leasing Corp.	1,284	25
Cannae Holdings, Inc.	11,061	201
Cass Information Systems, Inc.	1,749	70
Enact Holdings, Inc.	17,766	545
Essent Group Ltd.	15,615	878
EVERTEC, Inc.	8,944	297
Federal Agricultural Mortgage Corp., Class C	1,014	183
Flywire Corp.*	12,088	198
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,979	295
I3 Verticals, Inc., Class A*	3,114	69
Jackson Financial, Inc., Class A	9,341	694
Lesaka Technologies, Inc.*	4,864	23
Marqeta, Inc., Class A*	54,159	297
Mr Cooper Group, Inc.*	8,779	713
NCR Atleos Corp.*	8,139	220
EQUITY FUNDS 115 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Financial Services – 2.2%continued
NMI Holdings, Inc., Class A*	9,852	$335
Ocwen Financial Corp.*	25	1
Pagseguro Digital Ltd., Class A*	35,448	414
Paymentus Holdings, Inc., Class A*	15,901	302
PennyMac Financial Services, Inc.	5,265	498
Radian Group, Inc.	27,268	848
Security National Financial Corp., Class A*	6,501	52
StoneCo Ltd., Class A*	34,150	410
Walker & Dunlop, Inc.	6,287	617
Waterstone Financial, Inc.	3,973	51
		8,478
Food Products – 1.0%
Alico, Inc.	4,926	128
B&G Foods, Inc.	10,600	86
Bridgford Foods Corp.*	4,747	48
Calavo Growers, Inc.	2,398	54
Cal-Maine Foods, Inc.	5,912	361
Farmer Bros. Co.*	3,321	9
Fresh Del Monte Produce, Inc.	4,747	104
Hain Celestial Group (The), Inc.*	11,360	78
J&J Snack Foods Corp.	2,834	460
John B. Sanfilippo & Son, Inc.	1,089	106
Lancaster Colony Corp.	3,120	590
Lifeway Foods, Inc.*	1,820	23
Limoneira Co.	2,267	47
Nomad Foods Ltd.	24,203	399
Seaboard Corp.	20	63
Seneca Foods Corp., Class A*	4,118	236
Simply Good Foods (The) Co.*	13,050	471
Tootsie Roll Industries, Inc.	9,114	279
TreeHouse Foods, Inc.*	8,618	316
Vital Farms, Inc.*	1,422	67
		3,925
Gas Utilities – 0.9%
Chesapeake Utilities Corp.	3,542	376
New Jersey Resources Corp.	15,969	683
Northwest Natural Holding Co.	6,127	221
ONE Gas, Inc.	12,314	786
RGC Resources, Inc.	1,369	28
Southwest Gas Holdings, Inc.	9,269	652
Spire, Inc.	9,049	550
		3,296
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Ground Transportation – 0.4%
ArcBest Corp.	4,116	$441
Covenant Logistics Group, Inc.	3,710	183
Heartland Express, Inc.	12,202	150
Marten Transport Ltd.	8,545	158
P.A.M. Transportation Services, Inc.*	6,146	107
Universal Logistics Holdings, Inc.	4,323	175
Werner Enterprises, Inc.	7,346	263
		1,477
Health Care Equipment & Supplies – 3.4%
Accuray, Inc.*	9,372	17
Alphatec Holdings, Inc.*	14,273	149
AngioDynamics, Inc.*	8,369	51
Apyx Medical Corp.*	3,504	5
Artivion, Inc.*	8,054	207
AtriCure, Inc.*	8,496	193
Atrion Corp.	282	128
Avanos Medical, Inc.*	9,661	192
Axogen, Inc.*	8,019	58
Axonics, Inc.*	6,215	418
Beyond Air, Inc.*	11,337	6
BioSig Technologies, Inc.*	1	—
Bioventus, Inc., Class A*	5,498	32
Cerus Corp.*	38,164	67
CONMED Corp.	4,622	320
Cutera, Inc.*	6,321	10
CVRx, Inc.*	2,268	27
Daxor Corp.(1) *	37	—
Electromed, Inc.*	6,583	99
Embecta Corp.	7,797	97
Enovis Corp.*	6,512	294
Envista Holdings Corp.*	5,475	91
Establishment Labs Holdings, Inc.*	4,223	192
FONAR Corp.*	7,369	118
Glaukos Corp.*	5,804	687
Globus Medical, Inc., Class A*	5,415	371
Haemonetics Corp.*	6,555	542
ICU Medical, Inc.*	2,677	318
Inari Medical, Inc.*	6,977	336
Inmode Ltd.*	10,205	186
Inogen, Inc.*	2,193	18
Inspire Medical Systems, Inc.*	3,823	512
Integer Holdings Corp.*	6,254	724
Integra LifeSciences Holdings Corp.*	2,500	73
iRadimed Corp.	5,332	234
NORTHERN FUNDS QUARTERLY REPORT  116 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Health Care Equipment & Supplies – 3.4%continued
Kewaunee Scientific Corp.*	2,330	$110
Lantheus Holdings, Inc.*	10,662	856
LeMaitre Vascular, Inc.	8,195	674
LivaNova PLC*	8,164	448
Merit Medical Systems, Inc.*	10,108	869
Neogen Corp.*	29,217	457
NeuroPace, Inc.*	4,038	31
Nevro Corp.*	12,356	104
Omnicell, Inc.*	7,578	205
OraSure Technologies, Inc.*	15,321	65
Orchestra BioMed Holdings, Inc.*	1,980	16
Orthofix Medical, Inc.*	11,379	151
OrthoPediatrics Corp.*	3,283	94
Paragon 28, Inc.*	2,785	19
Pro-Dex, Inc.*	5,410	106
Pulmonx Corp.*	3,540	22
Pulse Biosciences, Inc.*	14,963	167
QuidelOrtho Corp.*	1,951	65
Retractable Technologies, Inc.*	13,407	15
Sanara Medtech, Inc.*	826	23
Semler Scientific, Inc.*	3,564	123
SI-BONE, Inc.*	7,959	103
Sight Sciences, Inc.*	3,909	26
STAAR Surgical Co.*	7,015	334
Stereotaxis, Inc.*	818	2
Surmodics, Inc.*	3,954	166
Tactile Systems Technology, Inc.*	2,241	27
Treace Medical Concepts, Inc.*	2,919	19
UFP Technologies, Inc.*	2,979	786
Utah Medical Products, Inc.	2,413	161
Varex Imaging Corp.*	9,190	135
Zimvie, Inc.*	1,561	29
Zynex, Inc.*	7,909	74
		13,254
Health Care Providers & Services – 2.8%
AdaptHealth Corp.*	9,302	93
Addus HomeCare Corp.*	3,251	378
Amedisys, Inc.*	4,178	384
AMN Healthcare Services, Inc.*	8,179	419
Astrana Health, Inc.*	7,888	320
BrightSpring Health Services, Inc.*	2,420	28
Brookdale Senior Living, Inc.*	32,344	221
Castle Biosciences, Inc.*	2,814	61
Community Health Systems, Inc.*	16,765	56
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Health Care Providers & Services – 2.8%continued
CorVel Corp.*	4,044	$1,028
Cross Country Healthcare, Inc.*	10,762	149
Cryo-Cell International, Inc.*	638	5
DocGo, Inc.*	10,121	31
Enhabit, Inc.*	2,003	18
Ensign Group (The), Inc.	10,275	1,271
Fulgent Genetics, Inc.*	4,763	93
GeneDx Holdings Corp.*	988	26
HealthEquity, Inc.*	10,361	893
Joint (The) Corp.*	4,368	61
LifeStance Health Group, Inc.*	42,666	210
ModivCare, Inc.*	3,745	98
Nano-X Imaging Ltd.*	3,649	27
National HealthCare Corp.	3,324	360
National Research Corp.	4,404	101
NeoGenomics, Inc.*	16,279	226
OPKO Health, Inc.*	71,995	90
Option Care Health, Inc.*	22,581	626
Owens & Minor, Inc.*	8,143	110
Patterson Cos., Inc.	17,774	429
Pennant Group (The), Inc.*	4,303	100
PetIQ, Inc.*	5,731	126
Premier, Inc., Class A	15,901	297
Privia Health Group, Inc.*	13,062	227
Progyny, Inc.*	9,550	273
R1 RCM, Inc.*	16,035	201
RadNet, Inc.*	8,320	490
Select Medical Holdings Corp.	19,694	690
Sonida Senior Living, Inc.*	1,538	42
Surgery Partners, Inc.*	9,778	233
U.S. Physical Therapy, Inc.	2,713	251
		10,742
Health Care Real Estate Investment Trusts – 0.5%
CareTrust REIT, Inc.	14,214	357
Community Healthcare Trust, Inc.	3,139	73
Diversified Healthcare Trust	29,723	91
Global Medical REIT, Inc.	7,830	71
LTC Properties, Inc.	5,829	201
Medical Properties Trust, Inc.	42,454	183
National Health Investors, Inc.	6,758	458
Sabra Health Care REIT, Inc.	30,772	474
		1,908
EQUITY FUNDS 117 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Health Care Technology – 0.5%
American Well Corp., Class A*	21,377	$7
Certara, Inc.*	15,177	210
Evolent Health, Inc., Class A*	17,580	336
GoodRx Holdings, Inc., Class A*	53,538	418
HealthStream, Inc.	4,743	132
LifeMD, Inc.*	3,673	25
Multiplan Corp.*	29,946	12
OptimizeRx Corp.*	6,581	66
Schrodinger, Inc.*	6,329	122
Simulations Plus, Inc.	3,741	182
TruBridge, Inc.*	7,049	71
Veradigm, Inc.*	28,638	272
		1,853
Hotel & Resort Real Estate Investment Trusts – 0.9%
Apple Hospitality REIT, Inc.	31,615	460
Braemar Hotels & Resorts, Inc.	11,232	29
Chatham Lodging Trust	5,570	48
DiamondRock Hospitality Co.	34,635	293
Park Hotels & Resorts, Inc.	31,938	478
Pebblebrook Hotel Trust	19,361	266
RLJ Lodging Trust	27,663	266
Ryman Hospitality Properties, Inc.	7,371	736
Service Properties Trust	24,595	126
Sotherly Hotels, Inc.*	2,334	3
Summit Hotel Properties, Inc.	10,811	65
Sunstone Hotel Investors, Inc.	33,859	354
Xenia Hotels & Resorts, Inc.	16,835	241
		3,365
Hotels, Restaurants & Leisure – 2.2%
Arcos Dorados Holdings, Inc., Class A	29,869	269
Biglari Holdings, Inc., Class B*	657	127
BJ's Restaurants, Inc.*	4,486	156
Bloomin' Brands, Inc.	11,277	217
Brinker International, Inc.*	5,700	413
Canterbury Park Holding Corp.	1,151	25
Chuy's Holdings, Inc.*	3,554	92
Cracker Barrel Old Country Store, Inc.	3,896	164
Dave & Buster's Entertainment, Inc.*	8,729	347
Denny's Corp.*	11,762	83
Dine Brands Global, Inc.	2,562	93
Dutch Bros., Inc., Class A*	9,250	383
El Pollo Loco Holdings, Inc.(1) *	15	—
Everi Holdings, Inc.*	11,856	100
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Hotels, Restaurants & Leisure – 2.2%continued
Global Business Travel Group I*	9,607	$63
Golden Entertainment, Inc.	582	18
Hilton Grand Vacations, Inc.*	11,182	452
International Game Technology PLC	15,916	326
Jack in the Box, Inc.	3,369	172
Life Time Group Holdings, Inc.*	6,485	122
Light & Wonder, Inc.*	12,403	1,301
Marriott Vacations Worldwide Corp.	1,225	107
Monarch Casino & Resort, Inc.	1,254	85
Nathan's Famous, Inc.	1,277	87
Papa John's International, Inc.	4,056	190
Penn Entertainment, Inc.*	4,712	91
Red Robin Gourmet Burgers, Inc.*	3,529	27
Red Rock Resorts, Inc., Class A	9,940	546
Shake Shack, Inc., Class A*	4,009	361
Sportradar Group A.G., Class A*	8,486	95
Texas Roadhouse, Inc.	8,653	1,486
Town Sports International Holdings, Inc.(2) *	1,105	—
Travel + Leisure Co.	12,185	548
United Parks & Resorts, Inc.*	1,142	62
		8,608
Household Durables – 2.0%
Beazer Homes U.S.A., Inc.*	4,158	114
Cavco Industries, Inc.*	1,543	534
Century Communities, Inc.	2,983	244
Dream Finders Homes, Inc., Class A*	3,167	82
Ethan Allen Interiors, Inc.	4,260	119
Flexsteel Industries, Inc.	3,571	111
GoPro, Inc., Class A*	12,524	18
Green Brick Partners, Inc.*	1,482	85
Hamilton Beach Brands Holding Co., Class A	2,325	40
Hooker Furnishings Corp.	1,332	19
Hovnanian Enterprises, Inc., Class A*	284	40
Installed Building Products, Inc.	3,787	779
iRobot Corp.*	4,502	41
KB Home	12,827	900
La-Z-Boy, Inc.	7,559	282
Lifetime Brands, Inc.	499	4
M/I Homes, Inc.*	3,426	418
Meritage Homes Corp.	5,423	878
Newell Brands, Inc.	10,187	65
Nobility Homes, Inc.	722	22
NORTHERN FUNDS QUARTERLY REPORT  118 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Household Durables – 2.0%continued
Skyline Champion Corp.*	8,092	$548
Sonos, Inc.*	13,411	198
Taylor Morrison Home Corp.*	18,883	1,047
Tri Pointe Homes, Inc.*	18,248	680
Universal Electronics, Inc.*	3,122	36
VOXX International Corp.*	2,952	9
Worthington Enterprises, Inc.	9,773	463
		7,776
Household Products – 0.5%
Central Garden & Pet Co.*	2,154	83
Central Garden & Pet Co., Class A*	7,612	252
Energizer Holdings, Inc.	9,110	269
Oil-Dri Corp. of America	3,250	208
Spectrum Brands Holdings, Inc.	5,598	481
WD-40 Co.	2,109	463
		1,756
Independent Power & Renewable Electricity Producers – 0.2%
Clearway Energy, Inc., Class C	13,565	335
Ormat Technologies, Inc.	6,756	484
ReNew Energy Global PLC, Class A*	11,615	73
		892
Industrial Real Estate Investment Trusts – 0.6%
Industrial Logistics Properties Trust	8,822	32
Innovative Industrial Properties, Inc.	3,895	425
LXP Industrial Trust	34,014	310
Plymouth Industrial REIT, Inc.	4,103	88
STAG Industrial, Inc.	22,518	812
Terreno Realty Corp.	10,370	614
		2,281
Insurance – 2.2%
Ambac Financial Group, Inc.*	5,197	67
American Coastal Insurance Corp.*	3,868	41
AMERISAFE, Inc.	2,999	132
Assured Guaranty Ltd.	8,683	670
Atlantic American Corp.	5,341	9
Brighthouse Financial, Inc.*	10,289	446
Citizens, Inc.*	4,968	14
CNO Financial Group, Inc.	32,990	915
Donegal Group, Inc., Class A	4,328	56
Employers Holdings, Inc.	7,352	313
Enstar Group Ltd.*	1,388	424
F&G Annuities & Life, Inc.	13,792	525
Genworth Financial, Inc., Class A*	56,619	342
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Insurance – 2.2%continued
Greenlight Capital Re Ltd., Class A*	11,236	$147
Investors Title Co.	555	100
Kansas City Life Insurance Co.	1,538	54
Kemper Corp.	7,987	474
Maiden Holdings Ltd.*	4,084	8
MBIA, Inc.*	15,178	83
Mercury General Corp.	3,431	182
National Western Life Group, Inc., Class A	892	443
ProAssurance Corp.*	10,733	131
RLI Corp.	6,510	916
Safety Insurance Group, Inc.	1,963	147
Selective Insurance Group, Inc.	8,699	816
SiriusPoint Ltd.*	10,678	130
Stewart Information Services Corp.	2,433	151
United Fire Group, Inc.	3,546	76
Universal Insurance Holdings, Inc.	3,769	71
White Mountains Insurance Group Ltd.	366	665
		8,548
Interactive Media & Services – 0.6%
Angi, Inc.*	67,808	130
Bumble, Inc., Class A*	11,550	122
Cargurus, Inc.*	12,259	321
Cars.com, Inc.*	8,524	168
EverQuote, Inc., Class A*	3,739	78
QuinStreet, Inc.*	13,316	221
Shutterstock, Inc.	3,057	118
Travelzoo*	4,295	33
TripAdvisor, Inc.*	13,763	245
Yelp, Inc.*	12,350	456
Ziff Davis, Inc.*	6,878	379
ZipRecruiter, Inc., Class A*	10,690	97
		2,368
IT Services – 0.9%
ASGN, Inc.*	7,860	693
Brightcove, Inc.*	7,427	18
CSP, Inc.	2,238	33
Fastly, Inc., Class A*	16,307	120
Hackett Group (The), Inc.	5,901	128
Information Services Group, Inc.	3,306	10
Kyndryl Holdings, Inc.*	28,473	749
Perficient, Inc.*	6,550	490
Tucows, Inc., Class A*	1,366	26
EQUITY FUNDS 119 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
IT Services – 0.9%continued
Unisys Corp.*	4,976	$21
Wix.com Ltd.*	6,756	1,075
		3,363
Leisure Products – 0.3%
Acushnet Holdings Corp.	5,106	324
American Outdoor Brands, Inc.*	2,130	19
Clarus Corp.	4,340	29
Escalade, Inc.	4,178	58
JAKKS Pacific, Inc.*	469	9
Johnson Outdoors, Inc., Class A	2,685	94
Malibu Boats, Inc., Class A*	3,063	107
Marine Products Corp.	5,971	60
Sturm Ruger & Co., Inc.	2,226	93
Topgolf Callaway Brands Corp.*	12,872	197
		990
Life Sciences Tools & Services – 0.4%
Alpha Teknova, Inc.*	2,383	3
Azenta, Inc.*	9,983	525
BioLife Solutions, Inc.*	8,309	178
Champions Oncology, Inc.*	5,742	30
Codexis, Inc.*	8,021	25
CryoPort, Inc.*	4,770	33
Fortrea Holdings, Inc.*	11,765	274
Harvard Bioscience, Inc.*	20,337	58
Lifecore Biomedical, Inc.*	3,540	18
Maravai LifeSciences Holdings, Inc., Class A*	14,132	101
Mesa Laboratories, Inc.	800	69
Nautilus Biotechnology, Inc.*	16,090	38
Omniab, Inc.(2) *	1,740	—
OmniAb, Inc.*	18,033	68
Omniab, Inc. (NASDAQ Exchange)(2) *	1,740	—
Quanterix Corp.*	5,202	69
Sotera Health Co.*	8,310	99
Standard BioTools, Inc.*	13,763	24
		1,612
Machinery – 4.0%
Alamo Group, Inc.	1,799	311
Albany International Corp., Class A	4,941	417
Astec Industries, Inc.	4,415	131
Barnes Group, Inc.	9,015	373
Chart Industries, Inc.*	1,937	280
Columbus McKinnon Corp.	2,627	91
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Machinery – 4.0%continued
Conrad Industries, Inc.*	100	$1
Douglas Dynamics, Inc.	3,476	81
Eastern (The) Co.	1,336	34
Enerpac Tool Group Corp.	9,784	374
Enpro, Inc.	2,982	434
Esab Corp.	7,004	661
ESCO Technologies, Inc.	4,508	474
Federal Signal Corp.	12,295	1,029
Franklin Electric Co., Inc.	7,324	705
FreightCar America, Inc.*	1,516	5
Gorman-Rupp (The) Co.	5,038	185
Graham Corp.*	3,527	99
Greenbrier (The) Cos., Inc.	3,913	194
Helios Technologies, Inc.	3,060	146
Hillenbrand, Inc.	11,834	474
Hurco Cos., Inc.	1,399	21
Hyster-Yale Materials Handling, Inc.	2,898	202
John Bean Technologies Corp.	4,966	472
Kadant, Inc.	1,554	457
Kennametal, Inc.	13,679	322
L.B. Foster Co., Class A*	1,660	36
Lindsay Corp.	1,681	207
Miller Industries, Inc.	2,554	141
Mueller Industries, Inc.	18,159	1,034
Mueller Water Products, Inc., Class A	26,066	467
Omega Flex, Inc.	1,306	67
Proto Labs, Inc.*	4,147	128
RBC Bearings, Inc.*	4,023	1,085
Shyft Group (The), Inc.	2,810	33
SPX Technologies, Inc.*	8,295	1,179
Standex International Corp.	3,188	514
Stratasys Ltd.*	7,209	60
Taylor Devices, Inc.*	1,126	51
Tennant Co.	3,135	309
Terex Corp.	8,698	477
Titan International, Inc.*	9,625	71
Trinity Industries, Inc.	14,656	439
Twin Disc, Inc.	2,673	31
Wabash National Corp.	5,168	113
Watts Water Technologies, Inc., Class A	4,687	859
		15,274
Marine Transportation – 0.7%
Golden Ocean Group Ltd.	17,556	242
Kirby Corp.*	8,359	1,001
NORTHERN FUNDS QUARTERLY REPORT  120 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Marine Transportation – 0.7%continued
Matson, Inc.	8,033	$1,052
Star Bulk Carriers Corp.	15,961	389
		2,684
Media – 0.4%
AMC Networks, Inc., Class A*	6,091	59
Boston Omaha Corp., Class A(1) *	1	—
Cumulus Media, Inc., Class A*	5,103	10
EchoStar Corp., Class A*	5,808	103
Emerald Holding, Inc.*	7,411	42
EW Scripps (The) Co., Class A*	7,795	24
Gannett Co., Inc.*	18,581	86
Gray Television, Inc.	18,172	94
Harte Hanks, Inc.*	790	6
iHeartMedia, Inc., Class A*	14,791	16
John Wiley & Sons, Inc., Class A	7,371	300
Magnite, Inc.*	9,297	124
Marchex, Inc., Class B*	6,498	10
Saga Communications, Inc., Class A	1,120	18
Scholastic Corp.	5,485	195
Sinclair, Inc.	8,764	117
TechTarget, Inc.*	3,357	105
TEGNA, Inc.	31,700	442
		1,751
Metals & Mining – 1.8%
Alpha Metallurgical Resources, Inc.	2,816	790
Ampco-Pittsburgh Corp.*	2,028	1
Arch Resources, Inc.	1,915	291
Ascent Industries Co.*	108	1
ATI, Inc.*	18,511	1,026
Carpenter Technology Corp.	8,775	962
Coeur Mining, Inc.*	36,949	208
Commercial Metals Co.	18,145	998
Constellium S.E.*	21,188	399
Contango ORE, Inc.*	231	4
Fortitude Gold Corp.	3,687	16
Haynes International, Inc.	1,815	106
Kaiser Aluminum Corp.	2,423	213
Materion Corp.	5,417	586
Olympic Steel, Inc.	2,613	117
Piedmont Lithium, Inc.*	1,476	15
Radius Recycling, Inc.	2,356	36
SunCoke Energy, Inc.	2,103	21
Tredegar Corp.*	5,368	26
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Metals & Mining – 1.8%continued
Universal Stainless & Alloy Products, Inc.*	2,762	$76
Warrior Met Coal, Inc.	9,336	586
Worthington Steel, Inc.	9,773	326
		6,804
Mortgage Real Estate Investment Trusts – 0.4%
ACRES Commercial Realty Corp.*	2,524	32
AG Mortgage Investment Trust, Inc.	2,012	13
Apollo Commercial Real Estate Finance, Inc.	26,224	257
Arbor Realty Trust, Inc.	19,865	285
ARMOUR Residential REIT, Inc.	1,199	23
Blackstone Mortgage Trust, Inc., Class A	20,588	359
BrightSpire Capital, Inc.	9,556	55
Cherry Hill Mortgage Investment Corp.	3,301	12
Dynex Capital, Inc.	2,921	35
Ellington Financial, Inc.	1,171	14
Franklin BSP Realty Trust, Inc.	6,750	85
Granite Point Mortgage Trust, Inc.	4,893	15
Invesco Mortgage Capital, Inc.	1,859	17
Ladder Capital Corp.	22,137	250
New York Mortgage Trust, Inc.	8,803	51
Orchid Island Capital, Inc.	963	8
Ready Capital Corp.	3,961	32
Redwood Trust, Inc.	9,341	61
Two Harbors Investment Corp.	6,853	91
		1,695
Multi-Utilities – 0.4%
Avista Corp.	11,017	381
Black Hills Corp.	10,222	556
Northwestern Energy Group, Inc.	9,079	455
Unitil Corp.	2,930	152
		1,544
Office Real Estate Investment Trusts – 0.7%
Brandywine Realty Trust	25,974	116
City Office REIT, Inc.	10,928	54
COPT Defense Properties	15,328	384
Creative Media & Community Trust Corp.	934	2
Douglas Emmett, Inc.	23,120	308
Easterly Government Properties, Inc.	12,339	153
Equity Commonwealth*	15,972	310
Franklin Street Properties Corp.	12,850	20
EQUITY FUNDS 121 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Office Real Estate Investment Trusts – 0.7%continued
Highwoods Properties, Inc.	14,764	$388
Hudson Pacific Properties, Inc.	20,044	96
Paramount Group, Inc.	27,339	126
Piedmont Office Realty Trust, Inc., Class A	18,589	135
SL Green Realty Corp.	9,087	515
		2,607
Oil, Gas & Consumable Fuels – 4.4%
Adams Resources & Energy, Inc.	3,390	95
APA Corp.	3,634	107
Ardmore Shipping Corp.	17,985	405
Baytex Energy Corp.	31,551	110
California Resources Corp.	11,149	593
Centrus Energy Corp., Class A*	679	29
Chord Energy Corp.	4,153	696
Civitas Resources, Inc.	6,053	418
Clean Energy Fuels Corp.*	11,522	31
CNX Resources Corp.*	20,868	507
Comstock Resources, Inc.	13,360	139
CONSOL Energy, Inc.*	5,225	533
Crescent Energy Co., Class A	2,784	33
CVR Energy, Inc.	8,724	234
Delek U.S. Holdings, Inc.	9,360	232
DHT Holdings, Inc.	23,194	268
Dorian LPG Ltd.	592	25
Equitrans Midstream Corp.	53,940	700
Evolution Petroleum Corp.	14,290	75
FLEX LNG Ltd.	3,956	107
Frontline PLC	20,550	529
FutureFuel Corp.	5,656	29
Golar LNG Ltd.	18,508	580
Green Plains, Inc.*	12,905	205
Gulfport Energy Corp.*	1,810	273
Hallador Energy Co.*	9,939	77
International Seaways, Inc.	7,806	462
Kinetik Holdings, Inc.	3,398	141
Kosmos Energy Ltd.*	53,047	294
Magnolia Oil & Gas Corp., Class A	24,184	613
Matador Resources Co.	12,287	732
Murphy Oil Corp.	21,359	881
NACCO Industries, Inc., Class A	3,139	87
Navigator Holdings Ltd.	10,228	179
Nordic American Tankers Ltd.	10,017	40
Northern Oil & Gas, Inc.	11,387	423
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Oil, Gas & Consumable Fuels – 4.4%continued
Par Pacific Holdings, Inc.*	3,870	$98
PBF Energy, Inc., Class A	14,342	660
Peabody Energy Corp.	17,087	378
Permian Resources Corp.	45,742	739
PHX Minerals, Inc.	5,642	18
PrimeEnergy Resources Corp.*	1,250	133
REX American Resources Corp.*	9,481	432
Riviera Resources, Inc.(2)	6,246	—
SandRidge Energy, Inc.	3,744	48
Scorpio Tankers, Inc.	9,808	797
SFL Corp. Ltd.	16,042	223
SilverBow Resources, Inc.*	2,516	95
Sitio Royalties Corp., Class A	12,169	287
SM Energy Co.	17,605	761
Teekay Corp.*	11,868	107
Teekay Tankers Ltd., Class A	2,574	177
Uranium Energy Corp.*	55,309	332
VAALCO Energy, Inc.	13,798	87
Viper Energy, Inc.	10,790	405
Vital Energy, Inc.*	1,388	62
W&T Offshore, Inc.	32,957	71
World Kinect Corp.	9,653	249
		17,041
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	2,829	137
Glatfelter Corp.*	6,378	9
Sylvamo Corp.	1,458	100
		246
Passenger Airlines – 0.3%
Copa Holdings S.A., Class A	4,988	474
Hawaiian Holdings, Inc.*	8,118	101
SkyWest, Inc.*	9,148	751
		1,326
Personal Care Products – 0.7%
BellRing Brands, Inc.*	14,666	838
Edgewell Personal Care Co.	8,473	340
elf Beauty, Inc.*	3,975	838
Inter Parfums, Inc.	2,969	344
Medifast, Inc.	3,074	67
Natural Alternatives International, Inc.*	1,147	7
Nature's Sunshine Products, Inc.*	2,904	44
Nu Skin Enterprises, Inc., Class A	10,536	111
NORTHERN FUNDS QUARTERLY REPORT  122 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Personal Care Products – 0.7%continued
Oddity Tech Ltd., Class A*	2,004	$79
USANA Health Sciences, Inc.*	1,803	82
		2,750
Pharmaceuticals – 1.5%
Aclaris Therapeutics, Inc.*	2,476	3
Alto Neuroscience, Inc.*	2,542	27
Amneal Pharmaceuticals, Inc.*	31,214	198
Amphastar Pharmaceuticals, Inc.*	8,669	347
ANI Pharmaceuticals, Inc.*	2,875	183
Arvinas, Inc.*	3,813	102
Assertio Holdings, Inc.*	2,602	3
Atea Pharmaceuticals, Inc.*	8,196	27
Axsome Therapeutics, Inc.*	3,649	294
Biote Corp., Class A*	3,024	23
Cara Therapeutics, Inc.*	7,777	2
Cassava Sciences, Inc.*	4,756	59
Collegium Pharmaceutical, Inc.*	12,666	408
Contineum Therapeutics, Inc., Class A*	1,436	25
Corcept Therapeutics, Inc.*	22,852	742
Enliven Therapeutics, Inc.*	7,139	167
Evolus, Inc.*	1,932	21
EyePoint Pharmaceuticals, Inc.*	2,837	25
Fulcrum Therapeutics, Inc.*	8,440	52
GH Research PLC*	1,133	13
Harmony Biosciences Holdings, Inc.*	2,877	87
Harrow, Inc.*	12,923	270
Innoviva, Inc.*	20,931	343
Ligand Pharmaceuticals, Inc.*	3,710	313
Liquidia Corp.*	2,220	27
Longboard Pharmaceuticals, Inc.*	1,457	39
MediWound Ltd*	1,093	17
Ocular Therapeutix, Inc.*	395	3
Oculis Holding A.G.*	1,109	13
Omeros Corp.*	12,608	51
Optinose, Inc.(1) *	249	—
Otonomy, Inc.(2) *	400	—
Pacira BioSciences, Inc.*	8,802	252
Pharvaris N.V.*	1,027	19
Phathom Pharmaceuticals, Inc.*	1,692	17
Phibro Animal Health Corp., Class A	6,645	111
Pliant Therapeutics, Inc.*	2,321	25
Prestige Consumer Healthcare, Inc.*	9,459	651
Rani Therapeutics Holdings, Inc., Class A*	3,220	12
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Pharmaceuticals – 1.5%continued
Relmada Therapeutics, Inc.*	1,684	$5
scPharmaceuticals, Inc.*	9,598	42
SIGA Technologies, Inc.	5,470	42
Supernus Pharmaceuticals, Inc.*	8,524	228
Tarsus Pharmaceuticals, Inc.*	910	25
Terns Pharmaceuticals, Inc.*	2,492	17
Theravance Biopharma, Inc.*	7,659	65
Third Harmonic Bio, Inc.*	1,502	20
Tilray Brands, Inc.*	97,180	161
Verrica Pharmaceuticals, Inc.*	9,553	70
WaVe Life Sciences Ltd.*	5,884	29
		5,675
Professional Services – 2.4%
Alight, Inc., Class A*	46,913	346
Asure Software, Inc.*	961	8
Barrett Business Services, Inc.	14,176	465
CBIZ, Inc.*	17,751	1,315
Conduent, Inc.*	22,586	74
CRA International, Inc.	2,989	515
CSG Systems International, Inc.	5,719	235
DLH Holdings Corp.*	980	10
ExlService Holdings, Inc.*	24,889	780
Exponent, Inc.	9,219	877
Forrester Research, Inc.*	4,936	84
Franklin Covey Co.*	3,761	143
Heidrick & Struggles International, Inc.	5,024	159
Huron Consulting Group, Inc.*	3,036	299
ICF International, Inc.	3,028	450
Insperity, Inc.	6,281	573
Kelly Services, Inc., Class A	3,755	80
Korn Ferry	8,785	590
Maximus, Inc.	12,153	1,041
NV5 Global, Inc.*	2,174	202
Parsons Corp.*	1,388	114
Resources Connection, Inc.	5,977	66
Steel Connect, Inc.*	939	12
TriNet Group, Inc.	1,926	193
TrueBlue, Inc.*	6,011	62
TTEC Holdings, Inc.	3,274	19
Verra Mobility Corp.*	19,838	540
Where Food Comes From, Inc.*	275	3
Willdan Group, Inc.*	2,342	68
		9,323
EQUITY FUNDS 123 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Real Estate Management & Development – 0.4%
American Realty Investors, Inc.*	1,398	$20
AMREP Corp.*	1,346	25
Anywhere Real Estate, Inc.*	14,235	47
Cushman & Wakefield PLC*	16,404	171
Douglas Elliman, Inc.*	5,110	6
eXp World Holdings, Inc.	8,467	96
Forestar Group, Inc.*	8,189	262
FRP Holdings, Inc.*	1,699	49
Kennedy-Wilson Holdings, Inc.	18,214	177
Newmark Group, Inc., Class A	18,517	189
RE/MAX Holdings, Inc., Class A	4,860	39
RMR Group (The), Inc., Class A	81	2
St. Joe (The) Co.	5,039	276
Star Holdings*	2,266	27
Stratus Properties, Inc.*	1,183	30
Tejon Ranch Co.*	6,226	106
Transcontinental Realty Investors, Inc.*	325	9
		1,531
Residential Real Estate Investment Trusts – 0.3%
Bluerock Homes Trust, Inc.	1,334	23
BRT Apartments Corp.	2,453	43
Centerspace	1,311	89
Elme Communities	11,823	188
Independence Realty Trust, Inc.	13,318	250
NexPoint Residential Trust, Inc.	2,979	118
UMH Properties, Inc.	6,464	103
Veris Residential, Inc.	13,611	204
		1,018
Retail Real Estate Investment Trusts – 1.1%
Acadia Realty Trust	13,568	243
Agree Realty Corp.	10,934	677
Alexander's, Inc.	510	115
Getty Realty Corp.	5,866	156
InvenTrust Properties Corp.	9,952	246
Kite Realty Group Trust	32,314	723
Macerich (The) Co.	21,309	329
Phillips Edison & Co., Inc.	16,835	551
Retail Opportunity Investments Corp.	19,856	247
Saul Centers, Inc.	1,569	58
SITE Centers Corp.	18,142	263
Tanger, Inc.	12,030	326
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Retail Real Estate Investment Trusts – 1.1%continued
Urban Edge Properties	17,037	$315
Whitestone REIT	12,527	167
		4,416
Semiconductors & Semiconductor Equipment – 3.5%
ACM Research, Inc., Class A*	8,501	196
Alpha & Omega Semiconductor Ltd.*	4,219	158
Ambarella, Inc.*	4,711	254
Amkor Technology, Inc.	10,990	440
Amtech Systems, Inc.*	597	3
Axcelis Technologies, Inc.*	8,810	1,253
Camtek Ltd.	6,166	772
Canadian Solar, Inc.*	7,053	104
CEVA, Inc.*	3,404	66
Cohu, Inc.*	3,840	127
Credo Technology Group Holding Ltd.*	13,062	417
Diodes, Inc.*	6,974	502
FormFactor, Inc.*	11,017	667
Ichor Holdings Ltd.*	3,236	125
Impinj, Inc.*	1,196	187
inTEST Corp.*	3,861	38
Kopin Corp.*	11,348	9
Kulicke & Soffa Industries, Inc.	9,712	478
MACOM Technology Solutions Holdings, Inc.*	4,222	471
MagnaChip Semiconductor Corp.*	3,021	15
MaxLinear, Inc.*	9,179	185
Meta Materials, Inc.(1) *	1	—
Nova Ltd.*	2,364	554
NVE Corp.	1,592	119
Onto Innovation, Inc.*	6,495	1,426
PDF Solutions, Inc.*	11,621	423
Photronics, Inc.*	5,562	137
Power Integrations, Inc.	7,900	554
Rambus, Inc.*	15,445	908
Silicon Laboratories, Inc.*	6,329	700
SMART Global Holdings, Inc.*	11,727	268
Synaptics, Inc.*	5,545	489
Tower Semiconductor Ltd.*	15,008	590
Ultra Clean Holdings, Inc.*	9,816	481
Veeco Instruments, Inc.*	10,743	502
		13,618
Software – 4.3%
ACI Worldwide, Inc.*	17,473	692
Adeia, Inc.	14,728	165
NORTHERN FUNDS QUARTERLY REPORT  124 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Software – 4.3%continued
Agilysys, Inc.*	4,525	$471
Alarm.com Holdings, Inc.*	5,423	345
Altair Engineering, Inc., Class A*	7,279	714
American Software, Inc., Class A	5,499	50
Appfolio, Inc., Class A*	2,288	560
Blackbaud, Inc.*	7,588	578
BlackLine, Inc.*	7,432	360
Box, Inc., Class A*	21,092	558
Braze, Inc., Class A*	3,853	150
Cerence, Inc.*	5,949	17
Cleanspark, Inc.*	8,827	141
Clearwater Analytics Holdings, Inc., Class A*	8,858	164
CommVault Systems, Inc.*	5,808	706
Consensus Cloud Solutions, Inc.*	2,328	40
Daily Journal Corp.*	267	105
Digimarc Corp.*	4,743	147
Digital Turbine, Inc.*	11,550	19
Domo, Inc., Class B*	4,972	38
Ebix, Inc.*	7,147	1
eGain Corp.*	4,811	30
Envestnet, Inc.*	7,021	439
Everbridge, Inc.*	4,826	169
Freshworks, Inc., Class A*	22,310	283
Instructure Holdings, Inc.*	9,356	219
InterDigital, Inc.	6,013	701
JFrog Ltd.*	14,360	539
LiveRamp Holdings, Inc.*	8,359	259
Marathon Digital Holdings, Inc.*	23,120	459
NCR Voyix Corp.*	16,279	201
OneSpan, Inc.*	9,517	122
PagerDuty, Inc.*	11,927	274
Progress Software Corp.	6,606	358
Q2 Holdings, Inc.*	7,314	441
Qualys, Inc.*	5,031	717
Rapid7, Inc.*	7,078	306
ReposiTrak, Inc.	33	1
RingCentral, Inc., Class A*	11,602	327
Sapiens International Corp. N.V.	7,701	261
SecureWorks Corp., Class A*	6,092	43
Smith Micro Software, Inc.(1) *	151	—
SoundThinking, Inc.*	3,850	47
Sprout Social, Inc., Class A*	2,082	74
SPS Commerce, Inc.*	6,701	1,261
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Software – 4.3%continued
Synchronoss Technologies, Inc.(1) *	1	$—
Tenable Holdings, Inc.*	14,050	612
Upland Software, Inc.*	2,187	6
Varonis Systems, Inc.*	13,062	627
Verint Systems, Inc.*	9,594	309
Vertex, Inc., Class A*	21,011	758
Workiva, Inc.*	5,225	381
Xperi, Inc.*	5,891	48
Zeta Global Holdings Corp., Class A*	8,807	155
		16,448
Specialized Real Estate Investment Trusts – 0.5%
EPR Properties	10,076	423
Four Corners Property Trust, Inc.	11,822	292
Gladstone Land Corp.	11,900	163
National Storage Affiliates Trust	8,501	350
Outfront Media, Inc.	21,649	309
PotlatchDeltic Corp.	12,407	489
Safehold, Inc.	3,320	64
		2,090
Specialty Retail – 3.1%
1-800-Flowers.com, Inc., Class A*	6,679	64
Aaron's (The) Co., Inc.	5,982	60
Abercrombie & Fitch Co., Class A*	8,784	1,562
Academy Sports & Outdoors, Inc.	10,074	536
American Eagle Outfitters, Inc.	24,763	494
America's Car-Mart, Inc.*	1,615	97
Arhaus, Inc.	4,295	73
Asbury Automotive Group, Inc.*	2,648	603
Barnes & Noble Education, Inc.*	252	2
Beyond, Inc.*	4,821	63
Boot Barn Holdings, Inc.*	4,103	529
Buckle (The), Inc.	4,565	169
Build-A-Bear Workshop, Inc.	4,175	106
Caleres, Inc.	7,388	248
Camping World Holdings, Inc., Class A	5,790	103
Cato (The) Corp., Class A	4,500	25
Children's Place (The), Inc.*	3,994	33
Citi Trends, Inc.*	4,844	103
Conn's, Inc.*	3,069	3
Designer Brands, Inc., Class A	9,287	63
Express, Inc.(1) *	215	—
Foot Locker, Inc.	10,198	254
Genesco, Inc.*	3,693	96
EQUITY FUNDS 125 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Specialty Retail – 3.1%continued
Group 1 Automotive, Inc.	2,995	$890
GrowGeneration Corp.*	7,118	15
Guess?, Inc.	7,052	144
Haverty Furniture Cos., Inc.	3,491	88
Hibbett, Inc.	3,721	325
LL Flooring Holdings, Inc.*	8,155	12
Monro, Inc.	5,374	128
Murphy U.S.A., Inc.	3,983	1,870
National Vision Holdings, Inc.*	9,858	129
ODP (The) Corp.*	6,011	236
PetMed Express, Inc.	3,839	16
Revolve Group, Inc.*	9,861	157
Sally Beauty Holdings, Inc.*	21,962	236
Shoe Carnival, Inc.	8,621	318
Signet Jewelers Ltd.	7,116	637
Sleep Number Corp.*	3,253	31
Sonic Automotive, Inc., Class A	7,615	415
Upbound Group, Inc.	7,133	219
Urban Outfitters, Inc.*	9,325	383
Victoria's Secret & Co.*	10,198	180
Winmark Corp.	832	293
Zumiez, Inc.*	5,504	107
		12,115
Technology Hardware, Storage & Peripherals – 0.1%
AstroNova, Inc.*	12,213	188
Immersion Corp.	7,319	69
Intevac, Inc.*	6,981	27
TransAct Technologies, Inc.*	3,462	13
		297
Textiles, Apparel & Luxury Goods – 1.0%
Carter's, Inc.	4,917	305
Crocs, Inc.*	10,246	1,495
Culp, Inc.*	3,314	15
Delta Apparel, Inc.*	4,417	2
Fossil Group, Inc.*	5,469	8
G-III Apparel Group Ltd.*	5,836	158
Kontoor Brands, Inc.	6,215	411
Movado Group, Inc.	3,082	77
Oxford Industries, Inc.	3,791	380
Rocky Brands, Inc.	3,426	127
Steven Madden Ltd.	12,695	537
Superior Group of Cos., Inc.	3,427	65
Under Armour, Inc., Class A*	19,808	132
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Textiles, Apparel & Luxury Goods – 1.0%continued
Unifi, Inc.*	588	$3
Vera Bradley, Inc.*	3,065	19
		3,734
Tobacco – 0.1%
Turning Point Brands, Inc.	208	7
Universal Corp.	4,414	213
Vector Group Ltd.	9,971	105
		325
Total Broadband and Communications – 0.0%
Machten, Inc.*	893	4
Trading Companies & Distributors – 2.2%
Applied Industrial Technologies, Inc.	7,340	1,424
Beacon Roofing Supply, Inc.*	10,790	976
BlueLinx Holdings, Inc.*	2,716	253
Boise Cascade Co.	6,673	796
Distribution Solutions Group, Inc.*	6,468	194
DNOW, Inc.*	13,896	191
DXP Enterprises, Inc.*	1,470	67
EVI Industries, Inc.	2,177	41
FTAI Aviation Ltd.	3,436	355
GATX Corp.	5,324	705
Global Industrial Co.	6,332	199
GMS, Inc.*	6,594	531
H&E Equipment Services, Inc.	3,761	166
Herc Holdings, Inc.	3,850	513
McGrath RentCorp	4,766	508
MRC Global, Inc.*	13,458	174
Rush Enterprises, Inc., Class A	18,981	795
Titan Machinery, Inc.*	1,654	26
Transcat, Inc.*	3,203	383
Willis Lease Finance Corp.	1,963	136
		8,433
Water Utilities – 0.5%
American States Water Co.	6,634	481
Artesian Resources Corp., Class A	3,331	117
Cadiz, Inc.*	12,010	37
California Water Service Group	8,347	405
Consolidated Water Co. Ltd.	7,935	210
Middlesex Water Co.	4,987	261
SJW Group	4,485	243
York Water (The) Co.	3,497	130
		1,884
NORTHERN FUNDS QUARTERLY REPORT  126 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%continued
Wireless Telecommunication Services – 0.1%
Gogo, Inc.*	5,882	$56
Spok Holdings, Inc.	11,202	166
Telephone and Data Systems, Inc.	14,371	298
		520
Total Common Stocks
(Cost $212,760)		370,369

MASTER LIMITED PARTNERSHIPS – 0.0%
Marine Transportation – 0.0%
Navios Maritime Partners L.P.	167	9
Total Master Limited Partnerships
(Cost $5)		9

PREFERRED STOCKS – 0.1%
Industrial Conglomerates – 0.1%
Steel Partners Holdings L.P., 6.00%	2,675	64
Real Estate Management & Development – 0.0%
Brookfield Property Preferred L.P., 6.25%	1,033	15
Total Preferred Stocks
(Cost $93)		79

RIGHTS – 0.0%
Biotechnology – 0.0%
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	7,545	—
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	7,545	—
Albireo Pharma, Inc. (Contingent Value Rights)(2) (4) *	7,485	—
Concert Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	20,570	—
Flexion Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	9,753	4
Inhibrx, Inc. (Contingent Value Rights)(2) (4) *	7,862	—
Pulse Biosciences, Inc.(2) *	14,963	—
Radius Health, Inc. (Contingent Value Rights)(2) (4) *	8,494	—
Sinovac Biotech Ltd.(2) (4) *	1,587	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	16,926	—
		4
	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%continued
Financial Services – 0.0%
Gurnet Point Capital LLC (Contingent Value Rights)(2) (4) *	13,493	$—
Health Care Equipment & Supplies – 0.0%
American Medical Alert Corp.(2) (4) *	13,109	—
Paper & Forest Products – 0.0%
Resolute Forest Products, Inc. (Contingent Value Rights)(2) (4) *	11,874	—
Pharmaceuticals – 0.0%
Harmony Biosciences Holdings, Inc. (Contingent Value Rights)(2) *	16,116	—
Opiant Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	9,938	—
Satsuma Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	3,331	—
		—
Total Rights
(Cost $132)		4

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	743	$5
Total Warrants
(Cost $—)		5

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(5) (6)	13,566,300	$13,566
Total Investment Companies
(Cost $13,566)		13,566

EQUITY FUNDS 127 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill,
5.15%, 10/3/24(7) (8)	$960	$947
Total Short-Term Investments
(Cost $947)		947

Total Investments – 99.7%
(Cost $227,503)		384,979
Other Assets less Liabilities – 0.3%		1,191
NET ASSETS – 100.0%		$386,170

(1)	Value rounds to less than one thousand.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Investment in affiliate.
(4)
Restricted security that has been deemed illiquid. At June 30, 2024, the value of these restricted illiquid securities amounted to approximately $4,000 or 0.0% of net assets. Additional information on these restricted illiquid securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)	11/26/21	$—
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)	11/26/21	—
Albireo Pharma, Inc. (Contingent Value Rights)	3/3/23	—
American Medical Alert Corp.	1/3/12	—
Concert Pharmaceuticals, Inc. (Contingent Value Rights)	3/7/23	—
Flexion Therapeutics, Inc. (Contingent Value Rights)	11/22/21	—
Gurnet Point Capital LLC (Contingent Value Rights)	9/22/23	—
Inhibrx, Inc. (Contingent Value Rights)	5/31/24	—
Next Bridge Hydrocarbons, Inc.	12/31/22	8
Opiant Pharmaceuticals, Inc. (Contingent Value Rights)	3/3/23	—
Radius Health, Inc. (Contingent Value Rights)	8/16/22	1
Resolute Forest Products, Inc. (Contingent Value Rights)	3/1/23	—
Satsuma Pharmaceuticals, Inc. (Contingent Value Rights)	6/9/23	—
Sinovac Biotech Ltd.	3/29/19	—
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	$131

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2024 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust
Percentages shown are based on Net Assets.
At June 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	141	$14,558	Long	9/24	$131
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	95.9%
Master Limited Partnerships	0.0%
Preferred Stocks	0.1%
Rights	0.0%
Warrants	0.0%
Investment Companies	3.5%
Short-Term Investments	0.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
NORTHERN FUNDS QUARTERLY REPORT  128 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued	June 30, 2024 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Banks	$26,419	$28	$—	$26,447
Biotechnology	22,540	—	30	22,570
Financial Services	8,453	25	—	8,478
All Other Industries(1)	312,874	—	—	312,874
Total Common Stocks	370,286	53	30	370,369
Master Limited Partnerships	9	—	—	9
Preferred Stocks(1)	79	—	—	79
Rights(1)	—	—	4	4
Warrants	5	—	—	5
Investment Companies	13,566	—	—	13,566
Short-Term Investments	—	947	—	947
Total Investments	$383,945	$1,000	$34	$384,979
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$131	$—	$—	$131

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Methode Electronics, Inc.	$99	$—	$17	$29	$(43)	$1	$68	$6,576
Northern Institutional Funds - U.S. Government Portfolio (Shares)	7,317	27,315	21,066	—	—	158	13,566	13,566,300
Total	$7,416	$27,315	$21,083	$29	$(43)	$159	$13,634	13,572,876
EQUITY FUNDS 129 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

SMALL CAP INDEX FUND	June 30, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.0%
Aerospace & Defense – 1.1%
AAR Corp.*	15,956	$1,160
AeroVironment, Inc.*	12,116	2,207
AerSale Corp.*	15,404	107
Archer Aviation, Inc., Class A*	108,223	381
Astronics Corp.*	13,314	267
Byrna Technologies, Inc.*	8,034	80
Cadre Holdings, Inc.	12,048	404
Ducommun, Inc.*	6,303	366
Eve Holding, Inc.*	8,409	34
Intuitive Machines, Inc.*	13,314	44
Kratos Defense & Security Solutions, Inc.*	68,520	1,371
Leonardo DRS, Inc.*	34,070	869
Mercury Systems, Inc.*	25,420	686
Moog, Inc., Class A	13,153	2,200
National Presto Industries, Inc.	2,318	174
Park Aerospace Corp.	8,684	119
Redwire Corp.*	10,394	75
Rocket Lab U.S.A., Inc.*	161,131	773
Terran Orbital Corp.*	72,052	59
Triumph Group, Inc.*	29,897	461
V2X, Inc.*	5,695	273
Virgin Galactic Holdings, Inc.*	9,080	77
VirTra, Inc.*	4,964	38
		12,225
Air Freight & Logistics – 0.2%
Air Transport Services Group, Inc.*	23,815	330
Forward Air Corp.	11,443	218
Hub Group, Inc., Class A	28,231	1,216
Radiant Logistics, Inc.*	16,193	92
		1,856
Automobile Components – 1.3%
Adient PLC*	42,186	1,042
American Axle & Manufacturing Holdings, Inc.*	53,463	374
Cooper-Standard Holdings, Inc.*	7,714	96
Dana, Inc.	60,651	735
Dorman Products, Inc.*	12,146	1,111
Fox Factory Holding Corp.*	19,581	944
Gentherm, Inc.*	14,565	718
Goodyear Tire & Rubber (The) Co.*	131,980	1,498
Holley, Inc.*	19,662	70
LCI Industries	11,490	1,188
Luminar Technologies, Inc.*	155,677	232
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Automobile Components – 1.3%continued
Modine Manufacturing Co.*	23,911	$2,396
Patrick Industries, Inc.	9,999	1,085
Phinia, Inc.	21,051	829
Solid Power, Inc.*	68,566	113
Standard Motor Products, Inc.	10,059	279
Stoneridge, Inc.*	12,748	204
Visteon Corp.*	12,647	1,349
XPEL, Inc.*	11,699	416
		14,679
Automobiles – 0.1%
Canoo, Inc.*	27,961	59
Livewire Group, Inc.*	7,514	58
Winnebago Industries, Inc.	13,295	721
		838
Banks – 9.1%
1st Source Corp.	8,494	455
ACNB Corp.	3,913	142
Amalgamated Financial Corp.	8,321	228
Amerant Bancorp, Inc.	13,867	315
Ameris Bancorp	30,489	1,535
Ames National Corp.	3,789	78
Arrow Financial Corp.	7,615	198
Associated Banc-Corp	69,461	1,469
Atlantic Union Bankshares Corp.	41,409	1,360
Axos Financial, Inc.*	25,304	1,446
Banc of California, Inc.	64,396	823
BancFirst Corp.	9,146	802
Bancorp (The), Inc.*	23,157	874
Bank First Corp.	4,543	375
Bank of Hawaii Corp.	18,089	1,035
Bank of Marin Bancorp	7,662	124
Bank of NT Butterfield & Son (The) Ltd.	21,554	757
Bank7 Corp.	1,955	61
BankUnited, Inc.	34,552	1,011
Bankwell Financial Group, Inc.	2,746	70
Banner Corp.	15,897	789
Bar Harbor Bankshares	6,676	179
BayCom Corp.	4,938	100
BCB Bancorp, Inc.	6,781	72
Berkshire Hills Bancorp, Inc.	20,337	464
Blue Foundry Bancorp*	8,792	80
Bridgewater Bancshares, Inc.*	9,121	106
Brookline Bancorp, Inc.	41,182	344
NORTHERN FUNDS QUARTERLY REPORT  130 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Banks – 9.1%continued
Burke & Herbert Financial Services Corp.	6,014	$307
Business First Bancshares, Inc.	11,221	244
Byline Bancorp, Inc.	14,498	344
Cadence Bank	84,369	2,386
California BanCorp*	3,635	78
Cambridge Bancorp	3,529	244
Camden National Corp.	6,763	223
Capital Bancorp, Inc.	4,310	88
Capital City Bank Group, Inc.	6,458	184
Capitol Federal Financial, Inc.	57,595	316
Carter Bankshares, Inc.*	10,780	163
Cathay General Bancorp	32,239	1,216
Central Pacific Financial Corp.	12,459	264
Chemung Financial Corp.	1,550	74
ChoiceOne Financial Services, Inc.	3,116	89
Citizens & Northern Corp.	6,667	119
Citizens Financial Services, Inc.	2,112	95
City Holding Co.	6,765	719
Civista Bancshares, Inc.	6,947	108
CNB Financial Corp.	9,697	198
Coastal Financial Corp.*	5,228	241
Codorus Valley Bancorp, Inc.	4,308	104
Colony Bankcorp, Inc.	7,411	91
Columbia Financial, Inc.*	12,849	192
Community Bank System, Inc.	24,226	1,144
Community Trust Bancorp, Inc.	7,172	313
Community West Bancshares	7,900	146
ConnectOne Bancorp, Inc.	16,920	320
CrossFirst Bankshares, Inc.*	21,122	296
Customers Bancorp, Inc.*	13,718	658
CVB Financial Corp.	61,337	1,057
Dime Community Bancshares, Inc.	16,478	336
Eagle Bancorp, Inc.	13,788	261
Eastern Bankshares, Inc.	72,091	1,008
Enterprise Bancorp, Inc.	4,434	110
Enterprise Financial Services Corp.	17,178	703
Equity Bancshares, Inc., Class A	6,788	239
Esquire Financial Holdings, Inc.	3,285	156
ESSA Bancorp, Inc.	3,757	66
Farmers & Merchants Bancorp, Inc.	5,795	135
Farmers National Banc Corp.	16,309	204
FB Financial Corp.	16,471	643
Fidelity D&D Bancorp, Inc.	2,149	94
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Banks – 9.1%continued
Financial Institutions, Inc.	6,898	$133
First Bancorp	18,616	594
First BanCorp (New York Exchange)	76,162	1,393
First Bancorp (The), Inc.	5,028	125
First Bancshares (The), Inc.	14,378	374
First Bank	9,280	118
First Busey Corp.	24,839	601
First Business Financial Services, Inc.	3,481	129
First Commonwealth Financial Corp.	47,061	650
First Community Bankshares, Inc.	7,941	293
First Financial Bancorp	43,851	974
First Financial Bankshares, Inc.	60,316	1,781
First Financial Corp.	5,162	190
First Financial Northwest, Inc.	3,248	69
First Foundation, Inc.	24,776	162
First Internet Bancorp	3,789	102
First Interstate BancSystem, Inc., Class A	36,025	1,000
First Merchants Corp.	27,043	900
First Mid Bancshares, Inc.	10,687	351
First of Long Island (The) Corp.	9,552	96
First Western Financial, Inc.*	3,546	60
Five Star Bancorp	7,620	180
Flushing Financial Corp.	12,308	162
FS Bancorp, Inc.	2,922	107
Fulton Financial Corp.	82,747	1,405
FVCBankcorp, Inc.*	7,198	79
German American Bancorp, Inc.	13,190	466
Glacier Bancorp, Inc.	52,760	1,969
Great Southern Bancorp, Inc.	4,029	224
Greene County Bancorp, Inc.	3,225	109
Guaranty Bancshares, Inc.	3,794	120
Hancock Whitney Corp.	40,196	1,923
Hanmi Financial Corp.	14,109	236
HarborOne Bancorp, Inc.	18,518	206
HBT Financial, Inc.	5,972	122
Heartland Financial U.S.A., Inc.	19,634	873
Heritage Commerce Corp.	28,132	245
Heritage Financial Corp.	16,096	290
Hilltop Holdings, Inc.	21,611	676
Hingham Institution For Savings (The)	740	132
Home Bancorp, Inc.	3,376	135
Home BancShares, Inc.	87,290	2,091
HomeStreet, Inc.	8,236	94
HomeTrust Bancshares, Inc.	6,586	198
EQUITY FUNDS 131 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Banks – 9.1%continued
Hope Bancorp, Inc.	54,003	$580
Horizon Bancorp, Inc.	20,307	251
Independent Bank Corp.	19,636	996
Independent Bank Corp. (NASDAQ Exchange)	9,354	253
Independent Bank Group, Inc.	16,795	765
International Bancshares Corp.	25,038	1,432
Investar Holding Corp.	4,359	67
John Marshall Bancorp, Inc.	5,746	100
Kearny Financial Corp.	24,712	152
Lakeland Financial Corp.	11,518	709
LCNB Corp.	5,328	74
LINKBANCORP, Inc.	10,369	63
Live Oak Bancshares, Inc.	16,076	564
Macatawa Bank Corp.	12,368	181
Mercantile Bank Corp.	7,354	298
Metrocity Bankshares, Inc.	8,600	227
Metropolitan Bank Holding Corp.*	4,911	207
Mid Penn Bancorp, Inc.	7,073	155
Middlefield Banc Corp.	3,055	73
Midland States Bancorp, Inc.	9,929	225
MidWestOne Financial Group, Inc.	6,892	155
MVB Financial Corp.	5,199	97
National Bank Holdings Corp., Class A	17,085	667
National Bankshares, Inc.	2,548	72
NB Bancorp, Inc.*	18,161	274
NBT Bancorp, Inc.	21,310	823
New York Community Bancorp, Inc.	352,356	1,135
Nicolet Bankshares, Inc.	6,166	512
Northeast Bank	3,059	186
Northeast Community Bancorp, Inc.	5,438	97
Northfield Bancorp, Inc.	17,795	169
Northrim BanCorp, Inc.	2,426	140
Northwest Bancshares, Inc.	59,083	682
Norwood Financial Corp.	3,296	84
Oak Valley Bancorp	3,028	76
OceanFirst Financial Corp.	26,760	425
OFG Bancorp	21,531	806
Old National Bancorp	145,748	2,505
Old Second Bancorp, Inc.	20,358	302
Orange County Bancorp, Inc.	2,261	120
Origin Bancorp, Inc.	13,677	434
Orrstown Financial Services, Inc.	4,363	119
Pacific Premier Bancorp, Inc.	44,471	1,021
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Banks – 9.1%continued
Park National Corp.	6,655	$947
Parke Bancorp, Inc.	4,693	82
Pathward Financial, Inc.	11,844	670
PCB Bancorp	4,975	81
Peapack-Gladstone Financial Corp.	7,549	171
Peoples Bancorp of North Carolina, Inc.	2,119	62
Peoples Bancorp, Inc.	16,043	481
Peoples Financial Services Corp.	4,287	195
Pioneer Bancorp, Inc.*	5,383	54
Plumas Bancorp	2,412	87
Ponce Financial Group, Inc.*	9,140	84
Preferred Bank	5,702	430
Premier Financial Corp.	16,473	337
Primis Financial Corp.	9,366	98
Princeton Bancorp, Inc.	2,205	73
Provident Bancorp, Inc.*	7,289	74
Provident Financial Services, Inc.	58,525	840
QCR Holdings, Inc.	7,639	458
RBB Bancorp	8,024	151
Red River Bancshares, Inc.	2,142	103
Renasant Corp.	25,711	785
Republic Bancorp, Inc., Class A	3,739	200
S&T Bancorp, Inc.	17,684	590
Sandy Spring Bancorp, Inc.	20,385	497
Seacoast Banking Corp. of Florida	39,172	926
ServisFirst Bancshares, Inc.	23,492	1,484
Shore Bancshares, Inc.	14,378	165
Sierra Bancorp	6,162	138
Simmons First National Corp., Class A	57,551	1,012
SmartFinancial, Inc.	7,154	169
South Plains Financial, Inc.	5,520	149
Southern California Bancorp*	5,682	77
Southern First Bancshares, Inc.*	3,645	107
Southern Missouri Bancorp, Inc.	4,240	191
Southern States Bancshares, Inc.	3,897	106
Southside Bancshares, Inc.	13,374	369
SouthState Corp.	35,233	2,693
Stellar Bancorp, Inc.	22,884	525
Sterling Bancorp, Inc.*	10,003	52
Stock Yards Bancorp, Inc.	11,713	582
Texas Capital Bancshares, Inc.*	21,477	1,313
Third Coast Bancshares, Inc.*	4,916	105
Timberland Bancorp, Inc.	3,452	94
NORTHERN FUNDS QUARTERLY REPORT  132 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Banks – 9.1%continued
Tompkins Financial Corp.	5,847	$286
Towne Bank	32,580	888
TriCo Bancshares	14,822	587
Triumph Financial, Inc.*	10,229	836
TrustCo Bank Corp. NY	8,699	250
Trustmark Corp.	28,189	847
UMB Financial Corp.	20,762	1,732
United Bankshares, Inc.	61,238	1,987
United Community Banks, Inc.	55,403	1,411
Unity Bancorp, Inc.	3,406	101
Univest Financial Corp.	13,475	308
USCB Financial Holdings, Inc.	4,750	61
Valley National Bancorp	200,030	1,396
Veritex Holdings, Inc.	24,505	517
Virginia National Bankshares Corp.	2,139	70
WaFd, Inc.	31,001	886
Washington Trust Bancorp, Inc.	7,863	216
WesBanco, Inc.	26,741	746
West BanCorp, Inc.	7,369	132
Westamerica BanCorp	11,890	577
WSFS Financial Corp.	27,748	1,304
		104,623
Beverages – 0.3%
Duckhorn Portfolio (The), Inc.*	25,178	179
MGP Ingredients, Inc.	6,465	481
National Beverage Corp.	10,895	558
Primo Water Corp.	73,124	1,599
Vita Coco (The) Co., Inc.*	18,178	506
		3,323
Biotechnology – 8.7%
2seventy bio, Inc.*	22,525	87
4D Molecular Therapeutics, Inc.*	23,080	484
89bio, Inc.*	37,532	301
Absci Corp.*	37,067	114
ACADIA Pharmaceuticals, Inc.*	55,398	900
ACELYRIN, Inc.*	32,356	143
Achieve Life Sciences, Inc.*	15,959	75
Acrivon Therapeutics, Inc.*	5,033	29
Actinium Pharmaceuticals, Inc.*	14,049	104
Acumen Pharmaceuticals, Inc.*	19,687	48
ADC Therapeutics S.A.*	32,528	103
ADMA Biologics, Inc.*	104,200	1,165
Adverum Biotechnologies, Inc.*	9,707	67
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Biotechnology – 8.7%continued
Aerovate Therapeutics, Inc.*	5,022	$8
Agenus, Inc.*	9,484	159
Agios Pharmaceuticals, Inc.*	26,154	1,128
Akebia Therapeutics, Inc.*	96,661	99
Akero Therapeutics, Inc.*	31,379	736
Aldeyra Therapeutics, Inc.*	23,155	77
Alector, Inc.*	37,470	170
Alkermes PLC*	77,897	1,877
Allogene Therapeutics, Inc.*	48,853	114
Altimmune, Inc.*	32,913	219
ALX Oncology Holdings, Inc.*	15,349	93
Amicus Therapeutics, Inc.*	135,800	1,347
AnaptysBio, Inc.*	9,054	227
Anavex Life Sciences Corp.*	32,343	136
Anika Therapeutics, Inc.*	6,560	166
Annexon, Inc.*	38,999	191
Apogee Therapeutics, Inc.*	16,563	652
Applied Therapeutics, Inc.*	44,502	208
Arbutus Biopharma Corp.*	64,593	200
Arcellx, Inc.*	19,948	1,101
Arcturus Therapeutics Holdings, Inc.*	10,610	258
Arcus Biosciences, Inc.*	25,191	384
Arcutis Biotherapeutics, Inc.*	49,201	458
Ardelyx, Inc.*	107,599	797
ArriVent Biopharma, Inc.*	4,437	82
Arrowhead Pharmaceuticals, Inc.*	55,268	1,436
ARS Pharmaceuticals, Inc.*	22,794	194
Astria Therapeutics, Inc.*	20,102	183
Atossa Therapeutics, Inc.*	58,902	70
Aura Biosciences, Inc.*	21,543	163
Aurinia Pharmaceuticals, Inc.*	66,530	380
Avid Bioservices, Inc.*	28,840	206
Avidity Biosciences, Inc.*	46,784	1,911
Avita Medical, Inc.*	11,500	91
Beam Therapeutics, Inc.*	35,405	830
BioCryst Pharmaceuticals, Inc.*	95,672	591
Biohaven Ltd.*	34,761	1,207
Biomea Fusion, Inc.*	12,864	58
Black Diamond Therapeutics, Inc.*	17,196	80
Bluebird Bio, Inc.*	87,716	86
Blueprint Medicines Corp.*	29,100	3,136
Boundless Bio, Inc.*	2,967	11
Bridgebio Pharma, Inc.*	65,072	1,648
C4 Therapeutics, Inc.*	27,223	126
EQUITY FUNDS 133 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Biotechnology – 8.7%continued
Cabaletta Bio, Inc.*	19,953	$149
Candel Therapeutics, Inc.*	9,218	57
Capricor Therapeutics, Inc.*	11,790	56
Cardiff Oncology, Inc.*	18,290	41
CareDx, Inc.*	23,095	359
Cargo Therapeutics, Inc.*	8,637	142
Caribou Biosciences, Inc.*	36,785	60
Cartesian Therapeutics, Inc.*	3,359	91
Catalyst Pharmaceuticals, Inc.*	53,861	834
Celcuity, Inc.*	10,814	177
Celldex Therapeutics, Inc.*	29,902	1,107
Century Therapeutics, Inc.*	21,329	54
CervoMed, Inc.*	2,499	43
CG oncology, Inc.*	10,768	340
Cibus, Inc.*	7,005	69
Cogent Biosciences, Inc.*	42,487	358
Coherus Biosciences, Inc.*	46,748	81
Compass Therapeutics, Inc.*	42,412	42
Corbus Pharmaceuticals Holdings, Inc.*	4,707	213
Crinetics Pharmaceuticals, Inc.*	36,019	1,613
Cullinan Oncology, Inc.*	17,908	312
Cytokinetics, Inc.*	51,713	2,802
Day One Biopharmaceuticals, Inc.*	23,525	324
Denali Therapeutics, Inc.*	57,550	1,336
Design Therapeutics, Inc.*	14,457	48
Dianthus Therapeutics, Inc.*	11,067	286
Disc Medicine, Inc.*	7,599	342
Dynavax Technologies Corp.*	60,975	685
Dyne Therapeutics, Inc.*	37,351	1,318
Editas Medicine, Inc.*	38,587	180
Elevation Oncology, Inc.*	24,245	65
Eliem Therapeutics, Inc.*	3,381	24
Enanta Pharmaceuticals, Inc.*	9,037	117
Entrada Therapeutics, Inc.*	11,431	163
Erasca, Inc.*	52,361	124
Fate Therapeutics, Inc.*	46,458	152
Fennec Pharmaceuticals, Inc.*	10,877	66
Fibrobiologics, Inc.*	11,853	59
Foghorn Therapeutics, Inc.*	11,756	68
G1 Therapeutics, Inc.*	23,005	52
Galectin Therapeutics, Inc.*	9,489	21
Generation Bio Co.*	21,499	61
Geron Corp.*	266,522	1,130
Greenwich Lifesciences, Inc.*	2,755	48
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Biotechnology – 8.7%continued
Gyre Therapeutics, Inc.*	3,254	$39
Halozyme Therapeutics, Inc.*	57,697	3,021
Heron Therapeutics, Inc.*	54,349	190
HilleVax, Inc.*	14,620	211
Humacyte, Inc.*	40,735	196
Ideaya Biosciences, Inc.*	34,594	1,215
IGM Biosciences, Inc.*	6,133	42
ImmunityBio, Inc.*	65,616	415
Immunome, Inc.*	23,802	288
Immunovant, Inc.*	26,872	709
Inhibrx Biosciences, Inc.*	4,853	69
Inmune Bio, Inc.*	5,708	50
Inovio Pharmaceuticals, Inc.*	11,799	95
Inozyme Pharma, Inc.*	23,983	107
Insmed, Inc.*	71,897	4,817
Intellia Therapeutics, Inc.*	44,612	998
Invivyd, Inc.*	37,103	41
Iovance Biotherapeutics, Inc.*	117,228	940
Ironwood Pharmaceuticals, Inc.*	65,520	427
iTeos Therapeutics, Inc.*	12,034	179
Janux Therapeutics, Inc.*	12,982	544
Jasper Therapeutics, Inc.*	5,256	119
KalVista Pharmaceuticals, Inc.*	17,635	208
Keros Therapeutics, Inc.*	13,644	624
Kiniksa Pharmaceuticals International PLC*	17,266	322
Kodiak Sciences, Inc.*	12,874	30
Korro Bio, Inc.*	2,834	96
Krystal Biotech, Inc.*	11,482	2,109
Kura Oncology, Inc.*	33,567	691
Kymera Therapeutics, Inc.*	20,599	615
Kyverna Therapeutics, Inc.*	7,834	59
Larimar Therapeutics, Inc.*	19,459	141
LENZ Therapeutics, Inc.	5,820	101
Lexeo Therapeutics, Inc.*	4,874	78
Lexicon Pharmaceuticals, Inc.*	53,292	90
Lineage Cell Therapeutics, Inc.*	71,342	71
Lyell Immunopharma, Inc.*	75,282	109
MacroGenics, Inc.*	28,974	123
Madrigal Pharmaceuticals, Inc.*	8,119	2,275
MannKind Corp.*	122,716	641
MeiraGTx Holdings PLC*	18,050	76
Mersana Therapeutics, Inc.*	54,060	109
Metagenomi, Inc.*	3,015	12
NORTHERN FUNDS QUARTERLY REPORT  134 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Biotechnology – 8.7%continued
MiMedx Group, Inc.*	54,914	$381
Mineralys Therapeutics, Inc.*	13,237	155
Mirum Pharmaceuticals, Inc.*	18,143	620
Monte Rosa Therapeutics, Inc.*	12,434	47
Morphic Holding, Inc.*	18,447	628
Myriad Genetics, Inc.*	41,391	1,012
Neurogene, Inc.*	4,772	174
Nkarta, Inc.*	24,558	145
Novavax, Inc.*	65,392	828
Nurix Therapeutics, Inc.*	28,010	585
Nuvalent, Inc., Class A*	14,778	1,121
Ocugen, Inc.*	118,731	184
Olema Pharmaceuticals, Inc.*	18,472	200
Organogenesis Holdings, Inc.*	31,605	88
ORIC Pharmaceuticals, Inc.*	28,553	202
Outlook Therapeutics, Inc.*	3,852	28
Ovid therapeutics, Inc.*	27,751	21
PepGen, Inc.*	7,182	115
Perspective Therapeutics, Inc.*	21,819	218
Poseida Therapeutics, Inc.*	29,980	88
Praxis Precision Medicines, Inc.*	7,985	330
Precigen, Inc.*	54,566	86
Prelude Therapeutics, Inc.*	6,792	26
Prime Medicine, Inc.*	26,317	135
ProKidney Corp.*	29,342	72
Protagonist Therapeutics, Inc.*	27,050	937
Prothena Corp. PLC*	19,731	407
PTC Therapeutics, Inc.*	35,253	1,078
Puma Biotechnology, Inc.*	19,317	63
Pyxis Oncology, Inc.*	22,726	75
Q32 Bio, Inc.*	2,817	51
RAPT Therapeutics, Inc.*	13,150	40
Recursion Pharmaceuticals, Inc., Class A*	95,694	718
REGENXBIO, Inc.*	21,340	250
Regulus Therapeutics, Inc.*	29,197	52
Relay Therapeutics, Inc.*	46,103	301
Renovaro, Inc.*	22,533	39
Replimune Group, Inc.*	23,289	210
REVOLUTION Medicines, Inc.*	70,535	2,737
Rhythm Pharmaceuticals, Inc.*	25,339	1,040
Rigel Pharmaceuticals, Inc.*	7,895	65
Rocket Pharmaceuticals, Inc.*	30,466	656
Sage Therapeutics, Inc.*	24,963	271
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Biotechnology – 8.7%continued
Sana Biotechnology, Inc.*	61,274	$335
Savara, Inc.*	44,915	181
Scholar Rock Holding Corp.*	31,752	265
Sera Prognostics, Inc., Class A*	12,838	76
Shattuck Labs, Inc.*	18,203	70
Skye Bioscience, Inc.*	8,004	64
Soleno Therapeutics, Inc.*	10,180	415
Solid Biosciences, Inc.*	10,495	60
SpringWorks Therapeutics, Inc.*	31,827	1,199
Spyre Therapeutics, Inc.*	16,035	377
Stoke Therapeutics, Inc.*	16,478	223
Summit Therapeutics, Inc.*	41,365	323
Sutro Biopharma, Inc.*	38,059	112
Syndax Pharmaceuticals, Inc.*	38,032	781
Tango Therapeutics, Inc.*	22,062	189
Taysha Gene Therapies, Inc.*	74,090	166
Tenaya Therapeutics, Inc.*	25,719	80
Tevogen Bio Holdings, Inc.*	14,327	10
TG Therapeutics, Inc.*	64,631	1,150
Tourmaline Bio, Inc.	10,690	137
Travere Therapeutics, Inc.*	34,094	280
TScan Therapeutics, Inc.*	17,806	104
Twist Bioscience Corp.*	26,624	1,312
Tyra Biosciences, Inc.*	9,414	151
UroGen Pharma Ltd.*	15,886	267
Vanda Pharmaceuticals, Inc.*	26,375	149
Vaxcyte, Inc.*	50,527	3,815
Vera Therapeutics, Inc.*	18,103	655
Veracyte, Inc.*	35,606	772
Verastem, Inc.*	11,918	36
Vericel Corp.*	22,431	1,029
Verve Therapeutics, Inc.*	32,972	161
Vir Biotechnology, Inc.*	41,490	369
Viridian Therapeutics, Inc.*	29,014	377
Voyager Therapeutics, Inc.*	21,329	169
Werewolf Therapeutics, Inc.*	14,252	35
X4 Pharmaceuticals, Inc.*	77,940	45
XBiotech, Inc.*	8,648	44
Xencor, Inc.*	27,518	521
XOMA Corp.*	3,824	91
Y-mAbs Therapeutics, Inc.*	16,552	200
Zentalis Pharmaceuticals, Inc.*	25,774	105
EQUITY FUNDS 135 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Biotechnology – 8.7%continued
Zura Bio Ltd.*	8,562	$30
Zymeworks, Inc.*	25,902	220
		99,504
Broadline Retail – 0.0%
1stdibs.com, Inc.*	12,025	54
Groupon, Inc.*	10,632	163
Qurate Retail, Inc., Class B*	2,193	9
Savers Value Village, Inc.*	10,206	125
		351
Building Products – 1.4%
American Woodmark Corp.*	7,360	579
Apogee Enterprises, Inc.	10,124	636
AZZ, Inc.	13,562	1,048
Caesarstone Ltd.*	9,721	49
CSW Industrials, Inc.	7,153	1,898
Gibraltar Industries, Inc.*	14,164	971
Griffon Corp.	17,882	1,142
Insteel Industries, Inc.	8,697	269
Janus International Group, Inc.*	65,704	830
JELD-WEN Holding, Inc.*	39,820	537
Masterbrand, Inc.*	58,734	862
Quanex Building Products Corp.	15,304	423
Resideo Technologies, Inc.*	67,655	1,323
Tecnoglass, Inc.	10,409	522
UFP Industries, Inc.	28,003	3,136
Zurn Elkay Water Solutions Corp.	67,386	1,981
		16,206
Capital Markets – 1.6%
AlTi Global, Inc.*	15,666	82
Artisan Partners Asset Management, Inc., Class A	29,179	1,204
Assetmark Financial Holdings, Inc.*	10,571	365
B. Riley Financial, Inc.	9,133	161
BGC Group, Inc., Class A	171,161	1,421
Brightsphere Investment Group, Inc.	12,492	277
Cohen & Steers, Inc.	12,734	924
Diamond Hill Investment Group, Inc.	1,273	179
Donnelley Financial Solutions, Inc.*	12,129	723
Forge Global Holdings, Inc.*	50,153	73
GCM Grosvenor, Inc., Class A	19,081	186
Hamilton Lane, Inc., Class A	17,781	2,197
MarketWise, Inc.	18,878	22
Moelis & Co., Class A	32,719	1,860
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Capital Markets – 1.6%continued
Open Lending Corp.*	47,453	$265
P10, Inc., Class A	18,453	157
Patria Investments Ltd., Class A	25,567	308
Perella Weinberg Partners	24,394	397
Piper Sandler Cos.	8,036	1,850
PJT Partners, Inc., Class A	10,918	1,178
Silvercrest Asset Management Group, Inc., Class A	4,498	70
StepStone Group, Inc., Class A	24,785	1,137
StoneX Group, Inc.*	12,668	954
Value Line, Inc.	297	13
Victory Capital Holdings, Inc., Class A	19,041	909
Virtus Investment Partners, Inc.	3,137	709
WisdomTree, Inc.	64,614	640
		18,261
Chemicals – 2.0%
AdvanSix, Inc.	11,913	273
American Vanguard Corp.	11,879	102
Arcadium Lithium PLC*	501,986	1,687
Arq, Inc.*	11,520	70
ASP Isotopes, Inc.*	18,477	57
Aspen Aerogels, Inc.*	26,971	643
Avient Corp.	41,852	1,827
Balchem Corp.	14,963	2,304
Cabot Corp.	25,100	2,306
Core Molding Technologies, Inc.*	3,297	53
Ecovyst, Inc.*	53,968	484
H.B. Fuller Co.	25,344	1,950
Hawkins, Inc.	8,944	814
Ingevity Corp.*	16,885	738
Innospec, Inc.	11,535	1,426
Intrepid Potash, Inc.*	5,127	120
Koppers Holdings, Inc.	9,482	351
Kronos Worldwide, Inc.	10,130	127
LSB Industries, Inc.*	25,172	206
Mativ Holdings, Inc.	25,006	424
Minerals Technologies, Inc.	14,866	1,236
Northern Technologies International Corp.	3,657	61
Orion S.A.	26,686	585
Perimeter Solutions S.A.*	61,066	478
PureCycle Technologies, Inc.*	57,108	338
Quaker Chemical Corp.	6,484	1,100
Rayonier Advanced Materials, Inc.*	30,156	164
NORTHERN FUNDS QUARTERLY REPORT  136 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Chemicals – 2.0%continued
Sensient Technologies Corp.	19,492	$1,446
Stepan Co.	9,895	831
Tronox Holdings PLC	55,022	863
Valhi, Inc.	742	13
		23,077
Commercial Services & Supplies – 1.8%
ABM Industries, Inc.	29,252	1,479
ACCO Brands Corp.	43,542	205
ACV Auctions, Inc., Class A*	68,563	1,251
Aris Water Solutions, Inc., Class A	12,308	193
Bridger Aerospace Group Holdings, Inc.*	4,257	16
BrightView Holdings, Inc.*	20,483	272
Brink's (The) Co.	20,787	2,129
Casella Waste Systems, Inc., Class A*	26,479	2,627
CECO Environmental Corp.*	13,633	393
Cimpress PLC*	8,372	733
CompX International, Inc.	741	18
CoreCivic, Inc.*	50,657	658
Deluxe Corp.	20,561	462
Driven Brands Holdings, Inc.*	27,780	354
Ennis, Inc.	11,916	261
Enviri Corp.*	36,778	317
GEO Group (The), Inc.*	57,532	826
Healthcare Services Group, Inc.*	34,166	362
HNI Corp.	21,732	978
Interface, Inc.	26,710	392
LanzaTech Global, Inc.*	52,164	97
Liquidity Services, Inc.*	10,120	202
Matthews International Corp., Class A	13,833	347
MillerKnoll, Inc.	33,204	880
Montrose Environmental Group, Inc.*	14,725	656
NL Industries, Inc.	4,076	25
OPENLANE, Inc.*	49,875	827
Perma-Fix Environmental Services, Inc.*	5,857	59
Pitney Bowes, Inc.	72,894	370
Quad/Graphics, Inc.	14,410	79
Quest Resource Holding Corp.*	8,081	71
Steelcase, Inc., Class A	42,893	556
UniFirst Corp.	6,974	1,196
Viad Corp.*	9,493	323
Virco Mfg. Corp.	4,833	67
VSE Corp.	6,319	558
		20,239
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Communications Equipment – 0.6%
ADTRAN Holdings, Inc.	36,872	$194
Applied Optoelectronics, Inc.*	17,168	142
Aviat Networks, Inc.*	5,318	153
Calix, Inc.*	27,229	965
Clearfield, Inc.*	5,779	223
CommScope Holding Co., Inc.*	95,210	117
Digi International, Inc.*	16,595	380
Extreme Networks, Inc.*	58,205	783
Harmonic, Inc.*	51,185	602
Infinera Corp.*	92,339	562
NETGEAR, Inc.*	12,911	198
NetScout Systems, Inc.*	32,164	588
Ribbon Communications, Inc.*	40,423	133
Viasat, Inc.*	56,276	715
Viavi Solutions, Inc.*	102,178	702
		6,457
Construction & Engineering – 1.5%
Ameresco, Inc., Class A*	14,915	430
Arcosa, Inc.	22,461	1,873
Argan, Inc.	5,651	413
Bowman Consulting Group Ltd.*	6,177	196
Centuri Holdings, Inc.*	6,330	123
Concrete Pumping Holdings, Inc.*	10,061	60
Construction Partners, Inc., Class A*	19,863	1,097
Dycom Industries, Inc.*	13,146	2,218
Fluor Corp.*	79,030	3,442
Granite Construction, Inc.	20,374	1,263
Great Lakes Dredge & Dock Corp.*	30,588	269
IES Holdings, Inc.*	3,855	537
Limbach Holdings, Inc.*	4,722	269
Matrix Service Co.*	12,285	122
MYR Group, Inc.*	7,692	1,044
Northwest Pipe Co.*	4,495	153
Orion Group Holdings, Inc.*	14,186	135
Primoris Services Corp.	24,712	1,233
Southland Holdings, Inc.*	4,733	22
Sterling Infrastructure, Inc.*	13,998	1,657
Tutor Perini Corp.*	20,036	436
		16,992
Construction Materials – 0.4%
Knife River Corp.*	26,300	1,845
Smith-Midland Corp.*	2,088	58
EQUITY FUNDS 137 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Construction Materials – 0.4%continued
Summit Materials, Inc., Class A*	56,091	$2,053
United States Lime & Minerals, Inc.	973	354
		4,310
Consumer Finance – 0.8%
Atlanticus Holdings Corp.*	2,589	73
Bread Financial Holdings, Inc.	23,036	1,026
Consumer Portfolio Services, Inc.*	3,944	39
Encore Capital Group, Inc.*	10,905	455
Enova International, Inc.*	12,235	762
FirstCash Holdings, Inc.	18,118	1,900
Green Dot Corp., Class A*	24,762	234
LendingClub Corp.*	50,807	430
LendingTree, Inc.*	4,448	185
Medallion Financial Corp.	8,767	67
Moneylion, Inc.*	3,939	290
Navient Corp.	37,252	542
Nelnet, Inc., Class A	6,708	676
NerdWallet, Inc., Class A*	17,944	262
OppFi, Inc.	8,468	29
PRA Group, Inc.*	17,963	353
PROG Holdings, Inc.	19,713	684
Regional Management Corp.	3,633	104
Upstart Holdings, Inc.*	35,679	842
World Acceptance Corp.*	1,602	198
		9,151
Consumer Staples Distribution & Retail – 0.7%
Andersons (The), Inc.	15,123	750
Chefs' Warehouse (The), Inc.*	16,220	634
HF Foods Group, Inc.*	19,186	58
Ingles Markets, Inc., Class A	6,743	463
Natural Grocers by Vitamin Cottage, Inc.	4,135	88
PriceSmart, Inc.	11,631	944
SpartanNash Co.	15,966	299
Sprouts Farmers Market, Inc.*	46,635	3,901
United Natural Foods, Inc.*	27,222	357
Village Super Market, Inc., Class A	3,821	101
Weis Markets, Inc.	7,640	480
		8,075
Containers & Packaging – 0.3%
Ardagh Metal Packaging S.A.	67,076	228
Greif, Inc., Class A	11,634	668
Greif, Inc., Class B	2,149	134
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Containers & Packaging – 0.3%continued
Myers Industries, Inc.	17,053	$228
O-I Glass, Inc.*	71,850	800
Pactiv Evergreen, Inc.	18,784	213
Ranpak Holdings Corp.*	19,542	126
TriMas Corp.	18,863	482
		2,879
Distributors – 0.1%
A-Mark Precious Metals, Inc.	7,907	256
GigaCloud Technology, Inc., Class A*	10,878	331
Weyco Group, Inc.	2,952	89
		676
Diversified Consumer Services – 0.9%
Adtalem Global Education, Inc.*	18,093	1,234
American Public Education, Inc.*	7,313	129
Carriage Services, Inc.	6,389	171
Chegg, Inc.*	43,702	138
Coursera, Inc.*	63,946	458
European Wax Center, Inc., Class A*	15,218	151
Frontdoor, Inc.*	36,368	1,229
Graham Holdings Co., Class B	1,514	1,059
Laureate Education, Inc.	62,286	931
Lincoln Educational Services Corp.*	12,243	145
Mister Car Wash, Inc.*	43,540	310
Nerdy, Inc.*	30,184	50
OneSpaWorld Holdings Ltd.*	46,556	716
Perdoceo Education Corp.	30,376	651
Strategic Education, Inc.	10,293	1,139
Stride, Inc.*	19,721	1,390
Udemy, Inc.*	44,416	383
Universal Technical Institute, Inc.*	18,347	289
		10,573
Diversified Real Estate Investment Trusts – 0.6%
Alexander & Baldwin, Inc.	33,919	575
Alpine Income Property Trust, Inc.	5,896	92
American Assets Trust, Inc.	22,221	497
Armada Hoffler Properties, Inc.	30,847	342
Broadstone Net Lease, Inc.	87,324	1,386
CTO Realty Growth, Inc.	10,440	182
Empire State Realty Trust, Inc., Class A	62,147	583
Essential Properties Realty Trust, Inc.	81,222	2,251
Gladstone Commercial Corp.	18,587	265
Global Net Lease, Inc.	93,175	685
NORTHERN FUNDS QUARTERLY REPORT  138 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Diversified Real Estate Investment Trusts – 0.6%continued
NexPoint Diversified Real Estate Trust	14,624	$81
One Liberty Properties, Inc.	7,214	169
		7,108
Diversified Telecommunication Services – 0.4%
Anterix, Inc.*	5,709	226
AST SpaceMobile, Inc.*	54,611	634
ATN International, Inc.	4,846	111
Bandwidth, Inc., Class A*	11,472	194
Cogent Communications Holdings, Inc.	20,388	1,151
Consolidated Communications Holdings, Inc.*	36,208	159
Globalstar, Inc.*	338,485	379
IDT Corp., Class B	7,166	257
Liberty Latin America Ltd., Class A*	14,640	141
Liberty Latin America Ltd., Class C*	63,058	607
Lumen Technologies, Inc.*	469,492	516
Shenandoah Telecommunications Co.	22,615	369
		4,744
Electric Utilities – 0.8%
ALLETE, Inc.	26,838	1,673
Genie Energy Ltd., Class B	6,444	94
Hawaiian Electric Industries, Inc.	51,511	465
MGE Energy, Inc.	16,875	1,261
Otter Tail Corp.	19,142	1,677
PNM Resources, Inc.	41,699	1,541
Portland General Electric Co.	47,014	2,033
		8,744
Electrical Equipment – 1.6%
Allient, Inc.	6,814	172
American Superconductor Corp.*	15,799	370
Amprius Technologies, Inc.*	4,844	6
Array Technologies, Inc.*	70,705	725
Atkore, Inc.	17,010	2,295
Blink Charging Co.*	44,725	123
Bloom Energy Corp., Class A*	92,098	1,127
ChargePoint Holdings, Inc.*	180,296	272
Encore Wire Corp.	6,829	1,979
Energy Vault Holdings, Inc.*	45,553	43
EnerSys	18,519	1,917
Enovix Corp.*	68,812	1,064
Fluence Energy, Inc.*	28,196	489
Freyr Battery, Inc.*	52,341	89
FuelCell Energy, Inc.*	202,939	130
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Electrical Equipment – 1.6%continued
GrafTech International Ltd.*	120,524	$117
LSI Industries, Inc.	13,017	188
Net Power, Inc.*	9,837	97
NEXTracker, Inc., Class A*	54,113	2,537
NuScale Power Corp.*	35,914	420
Plug Power, Inc.*	292,468	681
Powell Industries, Inc.	4,326	620
Preformed Line Products Co.	1,146	143
SES AI Corp.*	57,995	73
Shoals Technologies Group, Inc., Class A*	79,496	496
SolarMax Technology, Inc.*	2,730	9
Stem, Inc.*	64,660	72
SunPower Corp.*	40,019	119
Sunrun, Inc.*	101,202	1,200
Thermon Group Holdings, Inc.*	15,454	475
TPI Composites, Inc.*	21,396	85
Ultralife Corp.*	4,696	50
Vicor Corp.*	10,396	345
		18,528
Electronic Equipment, Instruments & Components – 3.0%
908 Devices, Inc.*	10,281	53
Advanced Energy Industries, Inc.	17,330	1,885
Aeva Technologies, Inc.*	8,590	22
Arlo Technologies, Inc.*	44,074	575
Badger Meter, Inc.	13,605	2,535
Bel Fuse, Inc., Class A	776	63
Bel Fuse, Inc., Class B	4,827	315
Belden, Inc.	18,764	1,760
Benchmark Electronics, Inc.	16,529	652
Climb Global Solutions, Inc.	1,970	124
CTS Corp.	14,087	713
Daktronics, Inc.*	17,274	241
ePlus, Inc.*	12,185	898
Evolv Technologies Holdings, Inc.*	60,744	155
Fabrinet*	16,881	4,132
FARO Technologies, Inc.*	7,766	124
Insight Enterprises, Inc.*	12,910	2,561
Iteris, Inc.*	18,535	80
Itron, Inc.*	21,263	2,104
Kimball Electronics, Inc.*	11,406	251
Knowles Corp.*	40,930	707
Lightwave Logic, Inc.*	55,802	167
Methode Electronics, Inc.(1)	15,063	156
EQUITY FUNDS 139 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Electronic Equipment, Instruments & Components – 3.0%continued
MicroVision, Inc.*	96,236	$102
Mirion Technologies, Inc.*	92,548	994
Napco Security Technologies, Inc.	16,293	846
nLight, Inc.*	21,381	234
Novanta, Inc.*	16,608	2,709
OSI Systems, Inc.*	7,491	1,030
Ouster, Inc.*	20,079	197
PAR Technology Corp.*	15,613	735
PC Connection, Inc.	5,364	344
Plexus Corp.*	12,586	1,299
Powerfleet, Inc. NJ*	42,015	192
Richardson Electronics Ltd.	5,905	70
Rogers Corp.*	8,696	1,049
Sanmina Corp.*	25,373	1,681
ScanSource, Inc.*	11,603	514
SmartRent, Inc.*	90,070	215
TTM Technologies, Inc.*	46,736	908
Vishay Intertechnology, Inc.	58,514	1,305
Vishay Precision Group, Inc.*	5,526	168
		34,865
Energy Equipment & Services – 2.7%
Archrock, Inc.	71,457	1,445
Atlas Energy Solutions, Inc.	31,467	627
Borr Drilling Ltd.*	109,771	708
Bristow Group, Inc.*	11,395	382
Cactus, Inc., Class A	30,332	1,600
ChampionX Corp.	88,343	2,934
Core Laboratories, Inc.	21,763	442
Diamond Offshore Drilling, Inc.*	47,367	734
DMC Global, Inc.*	8,783	127
Drilling Tools International Corp.*	4,401	25
Dril-Quip, Inc.*	15,946	297
Expro Group Holdings N.V.*	43,846	1,005
Forum Energy Technologies, Inc.*	5,574	94
Geospace Technologies Corp.*	5,849	52
Helix Energy Solutions Group, Inc.*	66,835	798
Helmerich & Payne, Inc.	44,779	1,618
Kodiak Gas Services, Inc.	9,362	255
Liberty Energy, Inc.	74,777	1,562
Mammoth Energy Services, Inc.*	11,696	38
Nabors Industries Ltd.*	4,252	303
Natural Gas Services Group, Inc.*	5,005	101
Newpark Resources, Inc.*	38,397	319
Noble Corp. PLC	52,949	2,364
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Energy Equipment & Services – 2.7%continued
Oceaneering International, Inc.*	46,835	$1,108
Oil States International, Inc.*	28,344	126
Patterson-UTI Energy, Inc.	185,014	1,917
ProFrac Holding Corp., Class A*	9,371	69
ProPetro Holding Corp.*	41,496	360
Ranger Energy Services, Inc.	7,776	82
RPC, Inc.	39,672	248
SEACOR Marine Holdings, Inc.*	11,334	153
Seadrill Ltd.*	34,457	1,774
Select Water Solutions, Inc.	42,279	452
Solaris Oilfield Infrastructure, Inc., Class A	10,849	93
TETRA Technologies, Inc.*	58,442	202
Tidewater, Inc.*	22,577	2,150
Transocean Ltd.*	338,001	1,808
U.S. Silica Holdings, Inc.*	35,207	544
Valaris Ltd.*	29,050	2,164
		31,080
Entertainment – 0.5%
AMC Entertainment Holdings, Inc., Class A*	128,897	642
Atlanta Braves Holdings, Inc., Class A*	4,822	199
Atlanta Braves Holdings, Inc., Class C*	23,210	915
Cinemark Holdings, Inc.*	51,113	1,105
Eventbrite, Inc., Class A*	38,582	187
Golden Matrix Group, Inc.*	9,352	23
IMAX Corp.*	19,753	331
Lions Gate Entertainment Corp., Class A*	27,879	263
Lions Gate Entertainment Corp., Class B*	56,108	481
LiveOne, Inc.*	31,928	50
Madison Square Garden Entertainment Corp.*	18,152	621
Marcus (The) Corp.	10,900	124
Playstudios, Inc.*	38,779	80
Reservoir Media, Inc.*	9,433	75
Sphere Entertainment Co. (European Stock Exchange)*	12,315	432
Vivid Seats, Inc., Class A*	36,367	209
		5,737
Financial Services – 2.7%
Acacia Research Corp.*	16,675	84
Alerus Financial Corp.	8,018	157
NORTHERN FUNDS QUARTERLY REPORT  140 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Financial Services – 2.7%continued
AvidXchange Holdings, Inc.*	80,568	$972
Banco Latinoamericano de Comercio Exterior S.A., Class E	12,676	376
Burford Capital Ltd.	92,752	1,210
Cannae Holdings, Inc.	26,454	480
Cantaloupe, Inc.*	27,037	178
Cass Information Systems, Inc.	6,164	247
Compass Diversified Holdings	30,783	674
Enact Holdings, Inc.	13,611	417
Essent Group Ltd.	48,311	2,715
EVERTEC, Inc.	29,866	993
Federal Agricultural Mortgage Corp., Class C	4,231	765
Flywire Corp.*	55,949	917
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	52,055	1,541
I3 Verticals, Inc., Class A*	10,585	234
International Money Express, Inc.*	14,710	307
Jackson Financial, Inc., Class A	35,263	2,619
Marqeta, Inc., Class A*	216,093	1,184
Merchants Bancorp	7,936	322
Mr Cooper Group, Inc.*	29,538	2,399
NCR Atleos Corp.*	33,412	903
NewtekOne, Inc.	10,825	136
NMI Holdings, Inc., Class A*	36,788	1,252
Ocwen Financial Corp.*	2,877	69
Pagseguro Digital Ltd., Class A*	86,696	1,013
Payoneer Global, Inc.*	131,222	727
Paysafe Ltd.*	15,067	266
Paysign, Inc.*	16,090	69
PennyMac Financial Services, Inc.	12,373	1,171
Priority Technology Holdings, Inc.*	8,375	44
Radian Group, Inc.	70,154	2,182
Remitly Global, Inc.*	67,192	814
Repay Holdings Corp.*	41,962	443
Sezzle, Inc.*	1,093	96
StoneCo Ltd., Class A*	132,610	1,590
SWK Holdings Corp.*	1,242	21
Velocity Financial, Inc.*	3,952	71
Walker & Dunlop, Inc.	14,883	1,462
Waterstone Financial, Inc.	8,066	103
		31,223
Food Products – 1.0%
Alico, Inc.	3,240	84
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Food Products – 1.0%continued
B&G Foods, Inc.	36,091	$292
Beyond Meat, Inc.*	27,894	187
BRC, Inc., Class A*	24,135	148
Calavo Growers, Inc.	7,678	174
Cal-Maine Foods, Inc.	18,973	1,159
Dole PLC	34,918	427
Forafric Global PLC*	1,986	21
Fresh Del Monte Produce, Inc.	15,796	345
Hain Celestial Group (The), Inc.*	41,683	288
J&J Snack Foods Corp.	7,061	1,147
John B. Sanfilippo & Son, Inc.	4,155	404
Lancaster Colony Corp.	9,058	1,712
Lifeway Foods, Inc.*	2,116	27
Limoneira Co.	7,597	158
Mama's Creations, Inc.*	15,274	103
Mission Produce, Inc.*	19,434	192
Seneca Foods Corp., Class A*	2,262	130
Simply Good Foods (The) Co.*	42,277	1,528
SunOpta, Inc.*	41,351	223
TreeHouse Foods, Inc.*	22,600	828
Utz Brands, Inc.	29,713	494
Vital Farms, Inc.*	15,082	705
Westrock Coffee Co.*	15,808	162
Whole Earth Brands, Inc.*	15,162	74
WK Kellogg Co.	30,394	500
		11,512
Gas Utilities – 0.9%
Brookfield Infrastructure Corp., Class A	55,569	1,870
Chesapeake Utilities Corp.	10,226	1,086
New Jersey Resources Corp.	45,483	1,944
Northwest Natural Holding Co.	17,579	635
ONE Gas, Inc.	26,081	1,665
RGC Resources, Inc.	3,630	74
Southwest Gas Holdings, Inc.	28,186	1,984
Spire, Inc.	25,020	1,520
		10,778
Ground Transportation – 0.5%
ArcBest Corp.	10,901	1,167
Covenant Logistics Group, Inc.	3,673	181
FTAI Infrastructure, Inc.	46,628	402
Heartland Express, Inc.	21,689	267
Hertz Global Holdings, Inc.*	57,034	201
Marten Transport Ltd.	26,972	498
EQUITY FUNDS 141 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Ground Transportation – 0.5%continued
P.A.M. Transportation Services, Inc.*	2,401	$42
RXO, Inc.*	53,992	1,412
Universal Logistics Holdings, Inc.	3,192	130
Werner Enterprises, Inc.	29,325	1,051
		5,351
Health Care Equipment & Supplies – 3.4%
Accuray, Inc.*	43,283	79
Alphatec Holdings, Inc.*	47,568	497
AngioDynamics, Inc.*	18,197	110
Artivion, Inc.*	18,399	472
AtriCure, Inc.*	21,944	500
Atrion Corp.	636	288
Avanos Medical, Inc.*	21,108	420
Axogen, Inc.*	19,835	144
Axonics, Inc.*	23,594	1,586
Bioventus, Inc., Class A*	17,439	100
Cerus Corp.*	84,520	149
CONMED Corp.	14,295	991
CVRx, Inc.*	6,159	74
Embecta Corp.	26,877	336
Fractyl Health, Inc.*	3,538	15
Glaukos Corp.*	22,652	2,681
Haemonetics Corp.*	23,237	1,922
ICU Medical, Inc.*	9,925	1,179
Inari Medical, Inc.*	24,503	1,180
Inmode Ltd.*	36,864	672
Inogen, Inc.*	10,287	84
Integer Holdings Corp.*	15,436	1,787
Integra LifeSciences Holdings Corp.*	31,731	925
iRadimed Corp.	3,746	165
iRhythm Technologies, Inc.*	14,472	1,558
Lantheus Holdings, Inc.*	31,474	2,527
LeMaitre Vascular, Inc.	9,387	772
LivaNova PLC*	25,256	1,384
Merit Medical Systems, Inc.*	26,493	2,277
Neogen Corp.*	101,009	1,579
NeuroPace, Inc.*	6,390	48
Nevro Corp.*	15,957	134
Novocure Ltd.*	49,325	845
Omnicell, Inc.*	21,163	573
OraSure Technologies, Inc.*	34,751	148
Orchestra BioMed Holdings, Inc.*	10,778	88
Orthofix Medical, Inc.*	15,783	209
OrthoPediatrics Corp.*	7,617	219
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Health Care Equipment & Supplies – 3.4%continued
Paragon 28, Inc.*	21,920	$150
PROCEPT BioRobotics Corp.*	19,614	1,198
Pulmonx Corp.*	16,471	104
Pulse Biosciences, Inc.*	8,696	97
RxSight, Inc.*	15,748	948
Sanara Medtech, Inc.*	1,783	50
Semler Scientific, Inc.*	2,202	76
SI-BONE, Inc.*	18,970	245
Sight Sciences, Inc.*	16,314	109
Silk Road Medical, Inc.*	18,160	491
STAAR Surgical Co.*	22,910	1,091
Stereotaxis, Inc.*	25,673	47
Surmodics, Inc.*	6,405	269
Tactile Systems Technology, Inc.*	10,445	125
Tandem Diabetes Care, Inc.*	29,983	1,208
TransMedics Group, Inc.*	14,858	2,238
Treace Medical Concepts, Inc.*	22,625	150
UFP Technologies, Inc.*	3,361	887
Utah Medical Products, Inc.	1,509	101
Varex Imaging Corp.*	18,097	267
Vicarious Surgical, Inc., Class A(2) *	1	—
Zimvie, Inc.*	12,535	229
Zynex, Inc.*	7,208	67
		38,864
Health Care Providers & Services – 2.8%
Accolade, Inc.*	34,414	123
AdaptHealth Corp.*	47,144	471
Addus HomeCare Corp.*	7,295	847
agilon health, Inc.*	142,886	934
AirSculpt Technologies, Inc.*	5,916	24
Alignment Healthcare, Inc.*	46,407	363
AMN Healthcare Services, Inc.*	17,557	899
Astrana Health, Inc.*	19,953	809
Aveanna Healthcare Holdings, Inc.*	23,235	64
BrightSpring Health Services, Inc.*	25,007	284
Brookdale Senior Living, Inc.*	88,683	606
Castle Biosciences, Inc.*	11,993	261
Community Health Systems, Inc.*	59,139	199
CorVel Corp.*	4,108	1,045
Cross Country Healthcare, Inc.*	15,527	215
DocGo, Inc.*	47,286	146
Enhabit, Inc.*	23,460	209
Ensign Group (The), Inc.	25,682	3,177
Fulgent Genetics, Inc.*	9,115	179
NORTHERN FUNDS QUARTERLY REPORT  142 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Health Care Providers & Services – 2.8%continued
GeneDx Holdings Corp.*	5,633	$147
Guardant Health, Inc.*	54,625	1,578
HealthEquity, Inc.*	39,187	3,378
Hims & Hers Health, Inc.*	87,844	1,774
InfuSystem Holdings, Inc.*	8,431	58
Innovage Holding Corp.*	9,041	45
Joint (The) Corp.*	4,551	64
LifeStance Health Group, Inc.*	55,458	272
ModivCare, Inc.*	5,360	141
Nano-X Imaging Ltd.*	25,204	185
National HealthCare Corp.	5,776	626
National Research Corp.	7,163	164
NeoGenomics, Inc.*	59,074	819
OPKO Health, Inc.*	145,560	182
Option Care Health, Inc.*	80,765	2,237
Owens & Minor, Inc.*	34,937	472
PACS Group, Inc.*	11,518	340
Patterson Cos., Inc.	37,131	896
Pediatrix Medical Group, Inc.*	39,193	296
Pennant Group (The), Inc.*	13,407	311
Performant Financial Corp.*	30,358	88
PetIQ, Inc.*	12,595	278
Privia Health Group, Inc.*	46,823	814
Progyny, Inc.*	39,150	1,120
Quipt Home Medical Corp.*	18,532	60
RadNet, Inc.*	30,604	1,803
Select Medical Holdings Corp.	49,491	1,735
Sonida Senior Living, Inc.*	1,596	44
Surgery Partners, Inc.*	35,613	847
Talkspace, Inc.*	57,121	131
U.S. Physical Therapy, Inc.	6,941	641
Viemed Healthcare, Inc.*	15,325	100
		32,501
Health Care Real Estate Investment Trusts – 0.6%
American Healthcare REIT, Inc.	30,143	441
CareTrust REIT, Inc.	62,755	1,575
Community Healthcare Trust, Inc.	12,453	291
Diversified Healthcare Trust	98,646	301
Global Medical REIT, Inc.	28,339	257
LTC Properties, Inc.	19,885	686
National Health Investors, Inc.	19,358	1,311
Sabra Health Care REIT, Inc.	107,163	1,650
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Health Care Real Estate Investment Trusts – 0.6%continued
Strawberry Fields REIT, Inc.	2,693	$31
Universal Health Realty Income Trust	5,968	234
		6,777
Health Care Technology – 0.3%
Definitive Healthcare Corp.*	24,909	136
Evolent Health, Inc., Class A*	53,466	1,022
Health Catalyst, Inc.*	27,210	174
HealthStream, Inc.	11,301	315
LifeMD, Inc.*	16,065	110
OptimizeRx Corp.*	8,215	82
Phreesia, Inc.*	23,544	499
Schrodinger, Inc.*	25,775	499
Simulations Plus, Inc.	7,368	358
Teladoc Health, Inc.*	78,976	773
		3,968
Hotel & Resort Real Estate Investment Trusts – 0.8%
Apple Hospitality REIT, Inc.	105,639	1,536
Braemar Hotels & Resorts, Inc.	28,410	72
Chatham Lodging Trust	22,761	194
DiamondRock Hospitality Co.	97,653	825
Pebblebrook Hotel Trust	55,416	762
RLJ Lodging Trust	70,842	682
Ryman Hospitality Properties, Inc.	27,153	2,712
Service Properties Trust	76,702	394
Summit Hotel Properties, Inc.	49,018	294
Sunstone Hotel Investors, Inc.	94,303	986
Xenia Hotels & Resorts, Inc.	47,009	674
		9,131
Hotels, Restaurants & Leisure – 1.8%
Accel Entertainment, Inc.*	24,319	249
Bally's Corp.*	10,493	126
Biglari Holdings, Inc., Class B*	321	62
BJ's Restaurants, Inc.*	8,955	311
Bloomin' Brands, Inc.	36,194	696
Brinker International, Inc.*	20,402	1,477
Cheesecake Factory (The), Inc.	22,352	878
Chuy's Holdings, Inc.*	8,146	211
Cracker Barrel Old Country Store, Inc.	10,279	433
Dave & Buster's Entertainment, Inc.*	15,334	610
Denny's Corp.*	22,852	162
Despegar.com Corp.*	28,510	377
Dine Brands Global, Inc.	6,872	249
El Pollo Loco Holdings, Inc.*	12,363	140
EQUITY FUNDS 143 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Hotels, Restaurants & Leisure – 1.8%continued
Everi Holdings, Inc.*	36,999	$311
First Watch Restaurant Group, Inc.*	14,071	247
Full House Resorts, Inc.*	14,807	74
Global Business Travel Group I*	58,262	384
Golden Entertainment, Inc.	9,394	292
Hilton Grand Vacations, Inc.*	34,097	1,379
Inspired Entertainment, Inc.*	10,242	94
International Game Technology PLC	52,734	1,079
Jack in the Box, Inc.	9,113	464
Krispy Kreme, Inc.	39,847	429
Kura Sushi U.S.A., Inc., Class A*	2,749	173
Life Time Group Holdings, Inc.*	27,277	514
Lindblad Expeditions Holdings, Inc.*	15,761	152
Monarch Casino & Resort, Inc.	6,160	420
Mondee Holdings, Inc.*	14,561	35
Nathan's Famous, Inc.	1,294	88
ONE Group Hospitality (The), Inc.*	9,695	41
Papa John's International, Inc.	15,403	724
PlayAGS, Inc.*	18,258	210
Portillo's, Inc., Class A*	25,221	245
Potbelly Corp.*	12,823	103
RCI Hospitality Holdings, Inc.	4,146	181
Red Rock Resorts, Inc., Class A	22,782	1,251
Rush Street Interactive, Inc.*	35,207	338
Sabre Corp.*	174,293	465
Shake Shack, Inc., Class A*	17,610	1,585
Six Flags Entertainment Corp.	33,835	1,121
Super Group SGHC Ltd.*	69,576	225
Sweetgreen, Inc., Class A*	45,733	1,378
Target Hospitality Corp.*	15,336	134
United Parks & Resorts, Inc.*	16,539	898
Vacasa, Inc., Class A*	4,482	22
Xponential Fitness, Inc., Class A*	11,097	173
		21,210
Household Durables – 2.2%
Beazer Homes U.S.A., Inc.*	13,725	377
Cavco Industries, Inc.*	3,874	1,341
Century Communities, Inc.	13,127	1,072
Cricut, Inc., Class A	21,955	131
Dream Finders Homes, Inc., Class A*	12,945	334
Ethan Allen Interiors, Inc.	10,679	298
Flexsteel Industries, Inc.	2,152	67
GoPro, Inc., Class A*	57,185	81
Green Brick Partners, Inc.*	14,545	833
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Household Durables – 2.2%continued
Hamilton Beach Brands Holding Co., Class A	3,994	$69
Helen of Troy Ltd.*	11,022	1,022
Hooker Furnishings Corp.	4,533	66
Hovnanian Enterprises, Inc., Class A*	2,304	327
Installed Building Products, Inc.	11,092	2,281
iRobot Corp.*	13,326	121
KB Home	31,157	2,187
Landsea Homes Corp.*	8,451	78
La-Z-Boy, Inc.	19,871	741
Legacy Housing Corp.*	5,264	121
LGI Homes, Inc.*	9,680	866
Lifetime Brands, Inc.	5,848	50
Lovesac (The) Co.*	6,467	146
M/I Homes, Inc.*	12,483	1,525
Meritage Homes Corp.	16,627	2,691
Purple Innovation, Inc.*	28,009	29
Skyline Champion Corp.*	24,838	1,683
Sonos, Inc.*	57,098	843
Taylor Morrison Home Corp.*	48,068	2,665
Traeger, Inc.*	17,123	41
Tri Pointe Homes, Inc.*	43,253	1,611
United Homes Group, Inc.*	2,847	16
Vizio Holding Corp., Class A*	41,192	445
Worthington Enterprises, Inc.	14,566	689
		24,847
Household Products – 0.3%
Central Garden & Pet Co.*	4,424	170
Central Garden & Pet Co., Class A*	24,227	800
Energizer Holdings, Inc.	33,318	984
Oil-Dri Corp. of America	2,286	147
WD-40 Co.	6,306	1,385
		3,486
Independent Power & Renewable Electricity Producers – 0.2%
Altus Power, Inc.*	35,168	138
Montauk Renewables, Inc.*	29,533	168
Ormat Technologies, Inc.	24,984	1,791
Sunnova Energy International, Inc.*	50,306	281
		2,378
Industrial Conglomerates – 0.0%
Brookfield Business Corp., Class A	12,114	247
Industrial Real Estate Investment Trusts – 0.5%
Industrial Logistics Properties Trust	30,396	112
NORTHERN FUNDS QUARTERLY REPORT  144 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Industrial Real Estate Investment Trusts – 0.5%continued
Innovative Industrial Properties, Inc.	13,046	$1,425
LXP Industrial Trust	134,577	1,227
Plymouth Industrial REIT, Inc.	18,247	390
Terreno Realty Corp.	44,204	2,616
		5,770
Insurance – 1.8%
Ambac Financial Group, Inc.*	19,676	252
American Coastal Insurance Corp.*	11,223	118
AMERISAFE, Inc.	8,850	388
BRP Group, Inc., Class A*	30,497	1,082
CNO Financial Group, Inc.	49,489	1,372
Crawford & Co., Class A	7,185	62
Donegal Group, Inc., Class A	7,541	97
Employers Holdings, Inc.	11,717	500
Enstar Group Ltd.*	5,867	1,794
F&G Annuities & Life, Inc.	8,636	329
Fidelis Insurance Holdings Ltd.	21,907	357
Genworth Financial, Inc., Class A*	202,229	1,221
GoHealth, Inc., Class A*	1,381	13
Goosehead Insurance, Inc., Class A*	10,865	624
Greenlight Capital Re Ltd., Class A*	13,012	170
Hamilton Insurance Group Ltd., Class B*	7,990	133
HCI Group, Inc.	3,765	347
Heritage Insurance Holdings, Inc.*	10,666	76
Hippo Holdings, Inc.*	9,179	158
Horace Mann Educators Corp.	19,100	623
Investors Title Co.	662	119
James River Group Holdings Ltd.	13,595	105
Kingsway Financial Services, Inc.*	5,235	43
Lemonade, Inc.*	23,910	395
Maiden Holdings Ltd.*	38,498	79
MBIA, Inc.*	19,949	110
Mercury General Corp.	12,411	660
National Western Life Group, Inc., Class A	1,050	522
NI Holdings, Inc.*	3,707	57
Oscar Health, Inc., Class A*	90,035	1,424
Palomar Holdings, Inc.*	11,335	920
ProAssurance Corp.*	25,069	306
Root, Inc., Class A*	4,012	207
Safety Insurance Group, Inc.	6,814	511
Selective Insurance Group, Inc.	28,176	2,644
Selectquote, Inc.*	62,603	173
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Insurance – 1.8%continued
SiriusPoint Ltd.*	45,756	$558
Skyward Specialty Insurance Group, Inc.*	17,205	623
Stewart Information Services Corp.	12,536	778
Tiptree, Inc.	11,662	192
Trupanion, Inc.*	15,019	442
United Fire Group, Inc.	9,839	211
Universal Insurance Holdings, Inc.	10,877	204
		20,999
Interactive Media & Services – 0.6%
Bumble, Inc., Class A*	44,534	468
Cargurus, Inc.*	40,615	1,064
Cars.com, Inc.*	30,555	602
EverQuote, Inc., Class A*	11,647	243
fuboTV, Inc.*	136,665	169
Getty Images Holdings, Inc.*	46,627	152
Grindr, Inc.*	12,022	147
MediaAlpha, Inc., Class A*	11,526	152
Nextdoor Holdings, Inc.*	81,130	226
Outbrain, Inc.*	16,493	82
QuinStreet, Inc.*	24,413	405
Shutterstock, Inc.	11,585	448
System1, Inc.*	7,543	11
TrueCar, Inc.*	40,176	126
Vimeo, Inc.*	68,299	255
Yelp, Inc.*	30,418	1,124
Ziff Davis, Inc.*	21,102	1,162
ZipRecruiter, Inc., Class A*	33,413	304
		7,140
IT Services – 0.7%
Applied Digital Corp.*	45,626	272
ASGN, Inc.*	20,917	1,844
Backblaze, Inc., Class A*	18,578	115
BigBear.ai Holdings, Inc.*	47,550	72
BigCommerce Holdings, Inc., Class 1*	32,762	264
Core Scientific, Inc.*	82,530	768
Couchbase, Inc.*	18,041	330
DigitalOcean Holdings, Inc.*	30,400	1,056
Fastly, Inc., Class A*	59,758	440
Grid Dynamics Holdings, Inc.*	26,581	279
Hackett Group (The), Inc.	11,754	255
Information Services Group, Inc.	16,437	48
Perficient, Inc.*	16,069	1,202
Rackspace Technology, Inc.*	31,584	94
EQUITY FUNDS 145 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
IT Services – 0.7%continued
Squarespace, Inc., Class A*	28,126	$1,227
Thoughtworks Holding, Inc.*	46,590	132
Tucows, Inc., Class A*	3,358	65
Unisys Corp.*	28,993	120
		8,583
Leisure Products – 0.4%
Acushnet Holdings Corp.	13,455	854
AMMO, Inc.*	40,468	68
Clarus Corp.	13,411	90
Escalade, Inc.	4,534	63
Funko, Inc., Class A*	13,490	132
JAKKS Pacific, Inc.*	3,743	67
Johnson Outdoors, Inc., Class A	2,100	73
Latham Group, Inc.*	17,566	53
Malibu Boats, Inc., Class A*	9,432	330
Marine Products Corp.	3,884	39
MasterCraft Boat Holdings, Inc.*	7,933	150
Peloton Interactive, Inc., Class A*	156,715	530
Smith & Wesson Brands, Inc.	21,128	303
Solo Brands, Inc., Class A*	4,389	10
Sturm Ruger & Co., Inc.	7,777	324
Topgolf Callaway Brands Corp.*	65,771	1,006
Vista Outdoor, Inc.*	27,026	1,018
		5,110
Life Sciences Tools & Services – 0.3%
Adaptive Biotechnologies Corp.*	53,888	195
Akoya Biosciences, Inc.*	11,001	26
BioLife Solutions, Inc.*	16,434	352
ChromaDex Corp.*	22,769	62
Codexis, Inc.*	30,927	96
Conduit Pharmaceuticals, Inc.*	11,011	12
CryoPort, Inc.*	20,634	143
Cytek Biosciences, Inc.*	56,321	314
Harvard Bioscience, Inc.*	18,542	53
Lifecore Biomedical, Inc.*	9,938	51
Maravai LifeSciences Holdings, Inc., Class A*	51,171	366
MaxCyte, Inc.*	48,575	190
Mesa Laboratories, Inc.	2,395	208
Nautilus Biotechnology, Inc.*	22,921	54
Omniab, Inc.(3) *	3,016	—
OmniAb, Inc.*	42,754	160
Omniab, Inc. (NASDAQ Exchange)(3) *	3,016	—
Pacific Biosciences of California, Inc.*	127,102	174
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Life Sciences Tools & Services – 0.3%continued
Quanterix Corp.*	16,684	$220
Quantum-Si, Inc.*	45,561	48
Standard BioTools, Inc.*	139,980	248
		2,972
Machinery – 3.8%
374Water, Inc.*	28,534	34
3D Systems Corp.*	57,869	178
Alamo Group, Inc.	4,742	820
Albany International Corp., Class A	14,458	1,221
Astec Industries, Inc.	10,574	314
Atmus Filtration Technologies, Inc.*	38,786	1,116
Barnes Group, Inc.	21,503	890
Blue Bird Corp.*	14,878	801
Chart Industries, Inc.*	19,546	2,821
Columbus McKinnon Corp.	13,218	457
Commercial Vehicle Group, Inc.*	14,706	72
Douglas Dynamics, Inc.	10,545	247
Eastern (The) Co.	2,446	62
Energy Recovery, Inc.*	26,396	351
Enerpac Tool Group Corp.	25,153	960
Enpro, Inc.	9,716	1,414
ESCO Technologies, Inc.	11,985	1,259
Federal Signal Corp.	27,827	2,328
Franklin Electric Co., Inc.	20,960	2,019
Gencor Industries, Inc.*	4,932	95
Gorman-Rupp (The) Co.	9,888	363
Graham Corp.*	4,748	134
Greenbrier (The) Cos., Inc.	14,207	704
Helios Technologies, Inc.	15,402	735
Hillenbrand, Inc.	32,517	1,301
Hillman Solutions Corp.*	91,338	808
Hyliion Holdings Corp.*	66,714	108
Hyster-Yale Materials Handling, Inc.	5,303	370
John Bean Technologies Corp.	14,707	1,397
Kadant, Inc.	5,425	1,594
Kennametal, Inc.	36,752	865
L.B. Foster Co., Class A*	4,228	91
Lindsay Corp.	5,081	624
Luxfer Holdings PLC	12,101	140
Manitowoc (The) Co., Inc.*	16,442	190
Mayville Engineering Co., Inc.*	5,916	99
Miller Industries, Inc.	5,196	286
Mueller Industries, Inc.	51,715	2,945
Mueller Water Products, Inc., Class A	71,909	1,289
NORTHERN FUNDS QUARTERLY REPORT  146 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Machinery – 3.8%continued
Nikola Corp.(2) *	1	$—
NN, Inc.*	21,500	65
Omega Flex, Inc.	1,700	87
Park-Ohio Holdings Corp.	4,068	105
Proto Labs, Inc.*	11,901	368
REV Group, Inc.	23,760	591
Shyft Group (The), Inc.	15,936	189
SPX Technologies, Inc.*	20,834	2,961
Standex International Corp.	5,383	868
Taylor Devices, Inc.*	1,105	50
Tennant Co.	8,771	863
Terex Corp.	30,859	1,692
Titan International, Inc.*	22,657	168
Trinity Industries, Inc.	37,830	1,132
Twin Disc, Inc.	5,269	62
Wabash National Corp.	20,582	450
Watts Water Technologies, Inc., Class A	12,683	2,326
		43,479
Marine Transportation – 0.3%
Costamare, Inc.	20,188	332
Genco Shipping & Trading Ltd.	19,574	417
Golden Ocean Group Ltd.	56,329	777
Himalaya Shipping Ltd.*	13,648	125
Matson, Inc.	15,739	2,061
Pangaea Logistics Solutions Ltd.	14,271	112
Safe Bulkers, Inc.	29,927	174
		3,998
Media – 0.8%
Advantage Solutions, Inc.*	49,768	160
AMC Networks, Inc., Class A*	14,925	144
Boston Omaha Corp., Class A*	11,589	156
Cable One, Inc.	2,618	927
Cardlytics, Inc.*	18,636	153
Clear Channel Outdoor Holdings, Inc.*	156,426	221
EchoStar Corp., Class A*	56,381	1,004
Emerald Holding, Inc.*	6,665	38
Entravision Communications Corp., Class A	25,696	52
EW Scripps (The) Co., Class A*	26,299	83
Gambling.com Group Ltd.*	8,163	67
Gannett Co., Inc.*	65,769	303
Gray Television, Inc.	39,900	208
Ibotta, Inc., Class A*	3,537	266
iHeartMedia, Inc., Class A*	46,022	50
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Media – 0.8%continued
Innovid Corp.*	49,560	$92
Integral Ad Science Holding Corp.*	33,555	326
John Wiley & Sons, Inc., Class A	16,707	680
Magnite, Inc.*	57,729	767
National CineMedia, Inc.*	32,970	145
PubMatic, Inc., Class A*	19,385	394
Scholastic Corp.	10,700	380
Sinclair, Inc.	14,880	198
Stagwell, Inc.*	42,139	287
TechTarget, Inc.*	11,989	374
TEGNA, Inc.	82,079	1,144
Thryv Holdings, Inc.*	14,888	265
Townsquare Media, Inc., Class A	6,207	68
WideOpenWest, Inc.*	22,769	123
		9,075
Metals & Mining – 1.7%
Alpha Metallurgical Resources, Inc.	5,062	1,420
Arch Resources, Inc.	8,131	1,238
Caledonia Mining Corp. PLC	7,446	72
Carpenter Technology Corp.	22,029	2,414
Century Aluminum Co.*	24,473	410
Coeur Mining, Inc.*	182,950	1,028
Commercial Metals Co.	53,554	2,945
Compass Minerals International, Inc.	16,074	166
Constellium S.E.*	59,992	1,131
Contango ORE, Inc.*	3,567	64
Critical Metals Corp.*	3,428	39
Dakota Gold Corp.*	30,797	79
Haynes International, Inc.	5,834	342
Hecla Mining Co.	266,453	1,292
i-80 Gold Corp.*	121,220	131
Ivanhoe Electric, Inc.*	38,819	364
Kaiser Aluminum Corp.	7,406	651
Lifezone Metals Ltd.*	16,915	130
Materion Corp.	9,535	1,031
Metallus, Inc.*	19,875	403
Metals Acquisition Ltd., Class A*	24,960	342
Novagold Resources, Inc.*	113,019	391
Olympic Steel, Inc.	5,143	231
Perpetua Resources Corp.*	17,880	93
Piedmont Lithium, Inc.*	8,117	81
Radius Recycling, Inc.	12,469	190
Ramaco Resources, Inc., Class A	12,223	152
Ramaco Resources, Inc., Class B	2,458	27
EQUITY FUNDS 147 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Metals & Mining – 1.7%continued
Ryerson Holding Corp.	13,467	$263
SSR Mining, Inc.	94,121	424
SunCoke Energy, Inc.	38,821	380
Tredegar Corp.*	11,936	57
Universal Stainless & Alloy Products, Inc.*	4,029	110
Warrior Met Coal, Inc.	23,991	1,506
Worthington Steel, Inc.	15,067	503
		20,100
Mortgage Real Estate Investment Trusts – 1.0%
AFC Gamma, Inc.	7,340	89
AG Mortgage Investment Trust, Inc.	13,509	90
Angel Oak Mortgage REIT, Inc.	5,349	70
Apollo Commercial Real Estate Finance, Inc.	66,065	647
Arbor Realty Trust, Inc.	85,163	1,222
Ares Commercial Real Estate Corp.	24,920	166
ARMOUR Residential REIT, Inc.	22,754	441
Blackstone Mortgage Trust, Inc., Class A	80,312	1,399
BrightSpire Capital, Inc.	60,175	343
Chicago Atlantic Real Estate Finance, Inc.	7,594	116
Chimera Investment Corp.	37,327	478
Claros Mortgage Trust, Inc.	39,757	319
Dynex Capital, Inc.	29,389	351
Ellington Financial, Inc.	38,146	461
Franklin BSP Realty Trust, Inc.	38,006	479
Granite Point Mortgage Trust, Inc.	23,378	69
Invesco Mortgage Capital, Inc.	22,925	215
KKR Real Estate Finance Trust, Inc.	27,315	247
Ladder Capital Corp.	52,519	593
MFA Financial, Inc.	47,475	505
New York Mortgage Trust, Inc.	42,199	246
Nexpoint Real Estate Finance, Inc.	3,703	51
Orchid Island Capital, Inc.	24,784	207
PennyMac Mortgage Investment Trust	40,321	554
Ready Capital Corp.	74,814	612
Redwood Trust, Inc.	60,953	395
Seven Hills Realty Trust	5,889	75
TPG RE Finance Trust, Inc.	25,797	223
Two Harbors Investment Corp.	48,123	636
		11,299
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Multi-Utilities – 0.4%
Avista Corp.	36,211	$1,253
Black Hills Corp.	31,734	1,726
Northwestern Energy Group, Inc.	28,486	1,427
PNM Resources, Inc. - (Fractional Shares)(3)	50,000	—
Unitil Corp.	7,444	385
		4,791
Office Real Estate Investment Trusts – 0.7%
Brandywine Realty Trust	78,734	353
City Office REIT, Inc.	17,478	87
COPT Defense Properties	52,062	1,303
Douglas Emmett, Inc.	74,777	995
Easterly Government Properties, Inc.	45,043	557
Equity Commonwealth*	49,019	951
Franklin Street Properties Corp.	45,853	70
Hudson Pacific Properties, Inc.	64,024	308
JBG SMITH Properties	41,153	627
NET Lease Office Properties	6,885	170
Orion Office REIT, Inc.	25,195	90
Paramount Group, Inc.	85,854	398
Peakstone Realty Trust	17,018	180
Piedmont Office Realty Trust, Inc., Class A	57,319	416
Postal Realty Trust, Inc., Class A	10,148	135
SL Green Realty Corp.	30,749	1,742
		8,382
Oil, Gas & Consumable Fuels – 3.8%
Aemetis, Inc.*	16,928	51
Amplify Energy Corp.*	18,278	124
Ardmore Shipping Corp.	19,197	433
Berry Corp.	35,609	230
California Resources Corp.	31,910	1,698
Centrus Energy Corp., Class A*	6,533	279
Clean Energy Fuels Corp.*	79,614	213
CNX Resources Corp.*	69,370	1,686
Comstock Resources, Inc.	42,766	444
CONSOL Energy, Inc.*	13,588	1,386
Crescent Energy Co., Class A	44,300	525
CVR Energy, Inc.	15,768	422
Delek U.S. Holdings, Inc.	29,345	727
DHT Holdings, Inc.	62,510	723
Diversified Energy Co. PLC	21,764	294
Dorian LPG Ltd.	16,027	673
Empire Petroleum Corp.*	5,256	27
NORTHERN FUNDS QUARTERLY REPORT  148 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Oil, Gas & Consumable Fuels – 3.8%continued
Encore Energy Corp.*	82,528	$325
Energy Fuels, Inc.*	75,081	455
Equitrans Midstream Corp.	201,196	2,612
Evolution Petroleum Corp.	14,207	75
Excelerate Energy, Inc., Class A	8,006	148
FLEX LNG Ltd.	14,159	383
FutureFuel Corp.	12,225	63
Golar LNG Ltd.	45,804	1,436
Granite Ridge Resources, Inc.	24,391	154
Green Plains, Inc.*	29,575	469
Gulfport Energy Corp.*	5,989	904
Hallador Energy Co.*	11,624	90
HighPeak Energy, Inc.	6,748	95
International Seaways, Inc.	18,699	1,106
Kinetik Holdings, Inc.	17,702	734
Kosmos Energy Ltd.*	216,764	1,201
Magnolia Oil & Gas Corp., Class A	80,035	2,028
Murphy Oil Corp.	67,149	2,769
NACCO Industries, Inc., Class A	1,893	52
NextDecade Corp.*	53,546	425
Nordic American Tankers Ltd.	94,547	376
Northern Oil & Gas, Inc.	45,902	1,706
Overseas Shipholding Group, Inc., Class A	23,375	198
Par Pacific Holdings, Inc.*	26,528	670
PBF Energy, Inc., Class A	47,934	2,206
Peabody Energy Corp.	59,242	1,310
PrimeEnergy Resources Corp.*	325	35
REX American Resources Corp.*	7,136	325
Riley Exploration Permian, Inc.	5,267	149
Ring Energy, Inc.*	69,262	117
Sable Offshore Corp.*	23,286	351
SandRidge Energy, Inc.	15,115	196
Scorpio Tankers, Inc.	21,685	1,763
SFL Corp. Ltd.	52,237	725
SilverBow Resources, Inc.*	10,105	382
Sitio Royalties Corp., Class A	38,288	904
SM Energy Co.	52,966	2,290
Talos Energy, Inc.*	68,578	833
Teekay Corp.*	26,895	241
Teekay Tankers Ltd., Class A	11,106	764
Uranium Energy Corp.*	182,117	1,095
Ur-Energy, Inc.*	127,688	179
VAALCO Energy, Inc.	48,510	304
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Oil, Gas & Consumable Fuels – 3.8%continued
Verde Clean Fuels, Inc.*	2,193	$9
Vital Energy, Inc.*	13,259	594
Vitesse Energy, Inc.	11,579	274
W&T Offshore, Inc.	43,932	94
World Kinect Corp.	27,220	702
		44,251
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	7,516	364
Sylvamo Corp.	16,281	1,117
		1,481
Passenger Airlines – 0.4%
Allegiant Travel Co.	7,251	364
Blade Air Mobility, Inc.*	25,762	90
Frontier Group Holdings, Inc.*	19,811	98
Hawaiian Holdings, Inc.*	23,682	294
JetBlue Airways Corp.*	140,626	856
Joby Aviation, Inc.*	186,228	950
SkyWest, Inc.*	18,358	1,507
Spirit Airlines, Inc.	51,671	189
Sun Country Airlines Holdings, Inc.*	17,728	223
Wheels Up Experience, Inc.*	42,078	79
		4,650
Personal Care Products – 0.3%
Beauty Health (The) Co.*	36,180	70
Edgewell Personal Care Co.	22,812	917
Herbalife Ltd.*	46,291	481
Honest (The) Co., Inc.*	37,376	109
Inter Parfums, Inc.	8,443	980
Medifast, Inc.	5,042	110
Nature's Sunshine Products, Inc.*	5,832	88
Nu Skin Enterprises, Inc., Class A	23,112	244
Olaplex Holdings, Inc.*	64,549	99
USANA Health Sciences, Inc.*	5,330	241
Veru, Inc.*	62,130	52
Waldencast PLC, Class A*	9,584	34
		3,425
Pharmaceuticals – 1.6%
Alimera Sciences, Inc.*	9,948	55
Alto Neuroscience, Inc.*	4,123	44
Amneal Pharmaceuticals, Inc.*	73,677	468
Amphastar Pharmaceuticals, Inc.*	17,813	713
ANI Pharmaceuticals, Inc.*	8,560	545
Aquestive Therapeutics, Inc.*	34,581	90
EQUITY FUNDS 149 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Pharmaceuticals – 1.6%continued
Arvinas, Inc.*	29,752	$792
Atea Pharmaceuticals, Inc.*	34,029	113
Avadel Pharmaceuticals PLC*	45,670	642
Axsome Therapeutics, Inc.*	16,863	1,357
Biote Corp., Class A*	12,511	93
Cassava Sciences, Inc.*	18,810	232
Collegium Pharmaceutical, Inc.*	15,085	486
Contineum Therapeutics, Inc., Class A*	3,205	56
Corcept Therapeutics, Inc.*	37,429	1,216
CorMedix, Inc.*	25,357	110
Edgewise Therapeutics, Inc.*	33,604	605
Enliven Therapeutics, Inc.*	16,305	381
Esperion Therapeutics, Inc.*	87,466	194
Evolus, Inc.*	25,635	278
EyePoint Pharmaceuticals, Inc.*	23,204	202
Fulcrum Therapeutics, Inc.*	28,764	178
Harmony Biosciences Holdings, Inc.*	13,755	415
Harrow, Inc.*	14,144	295
Innoviva, Inc.*	25,948	426
Ligand Pharmaceuticals, Inc.*	7,885	664
Liquidia Corp.*	26,691	320
Longboard Pharmaceuticals, Inc.*	14,974	405
MediWound Ltd.*	3,715	58
Mind Medicine MindMed, Inc.*	33,354	241
Nektar Therapeutics*	83,160	103
Neumora Therapeutics, Inc.*	38,948	383
Nuvation Bio, Inc.*	83,183	243
Ocular Therapeutix, Inc.*	72,088	493
Omeros Corp.*	24,162	98
Pacira BioSciences, Inc.*	21,242	608
Phathom Pharmaceuticals, Inc.*	15,780	163
Phibro Animal Health Corp., Class A	9,355	157
Pliant Therapeutics, Inc.*	26,458	284
Prestige Consumer Healthcare, Inc.*	22,928	1,579
Revance Therapeutics, Inc.*	48,331	124
Scilex Holding Co.*	32,903	64
scPharmaceuticals, Inc.*	13,252	58
SIGA Technologies, Inc.	21,485	163
Supernus Pharmaceuticals, Inc.*	23,257	622
Tarsus Pharmaceuticals, Inc.*	17,039	463
Telomir Pharmaceuticals, Inc.*	2,326	11
Terns Pharmaceuticals, Inc.*	26,663	182
Theravance Biopharma, Inc.*	16,198	137
Third Harmonic Bio, Inc.*	9,250	120
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Pharmaceuticals – 1.6%continued
Trevi Therapeutics, Inc.*	27,275	$81
Ventyx Biosciences, Inc.*	28,352	66
Verrica Pharmaceuticals, Inc.*	8,601	63
WaVe Life Sciences Ltd.*	35,849	179
Xeris Biopharma Holdings, Inc.*	65,053	146
Zevra Therapeutics, Inc.*	19,509	96
		18,360
Professional Services – 2.3%
Alight, Inc., Class A*	220,053	1,624
Asure Software, Inc.*	10,394	87
Barrett Business Services, Inc.	11,664	382
BlackSky Technology, Inc.*	42,860	46
CBIZ, Inc.*	22,174	1,643
Conduent, Inc.*	72,568	237
CRA International, Inc.	3,087	532
CSG Systems International, Inc.	13,715	565
DLH Holdings Corp.*	4,034	43
ExlService Holdings, Inc.*	72,776	2,282
Exponent, Inc.	23,399	2,226
First Advantage Corp.	23,096	371
FiscalNote Holdings, Inc.*	23,207	34
Forrester Research, Inc.*	5,377	92
Franklin Covey Co.*	5,114	194
Heidrick & Struggles International, Inc.	9,354	295
HireQuest, Inc.	2,533	31
Huron Consulting Group, Inc.*	8,281	816
IBEX Holdings Ltd.*	3,726	60
ICF International, Inc.	8,632	1,282
Innodata, Inc.*	12,532	186
Insperity, Inc.	16,625	1,516
Kelly Services, Inc., Class A	14,471	310
Kforce, Inc.	8,643	537
Korn Ferry	24,028	1,613
Legalzoom.com, Inc.*	63,908	536
Maximus, Inc.	28,223	2,419
Mistras Group, Inc.*	9,180	76
NV5 Global, Inc.*	6,619	615
Planet Labs PBC*	77,579	144
Resources Connection, Inc.	14,569	161
Spire Global, Inc.*	10,354	112
Sterling Check Corp.*	15,366	227
TriNet Group, Inc.	15,059	1,506
TrueBlue, Inc.*	14,516	150
TTEC Holdings, Inc.	9,041	53
NORTHERN FUNDS QUARTERLY REPORT  150 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Professional Services – 2.3%continued
Upwork, Inc.*	57,730	$621
Verra Mobility Corp.*	77,089	2,097
Willdan Group, Inc.*	5,896	170
WNS Holdings Ltd.*	21,464	1,127
		27,018
Real Estate Management & Development – 0.7%
American Realty Investors, Inc.*	369	5
Anywhere Real Estate, Inc.*	43,290	143
Compass, Inc., Class A*	168,936	608
Cushman & Wakefield PLC*	106,063	1,103
DigitalBridge Group, Inc.	73,640	1,009
eXp World Holdings, Inc.	37,558	424
Forestar Group, Inc.*	8,811	282
FRP Holdings, Inc.*	6,292	180
Kennedy-Wilson Holdings, Inc.	52,707	512
Marcus & Millichap, Inc.	10,904	344
Maui Land & Pineapple Co., Inc.*	3,627	80
Newmark Group, Inc., Class A	63,342	648
Offerpad Solutions, Inc.*	4,980	22
Opendoor Technologies, Inc.*	287,133	528
RE/MAX Holdings, Inc., Class A	7,930	64
Real Brokerage (The), Inc.*	44,122	179
Redfin Corp.*	54,353	327
RMR Group (The), Inc., Class A	6,987	158
St. Joe (The) Co.	16,698	913
Star Holdings*	5,822	70
Stratus Properties, Inc.*	2,554	65
Tejon Ranch Co.*	9,900	169
Transcontinental Realty Investors, Inc.*	600	17
		7,850
Residential Real Estate Investment Trusts – 0.5%
Apartment Investment and Management Co., Class A*	66,052	548
BRT Apartments Corp.	5,380	94
Centerspace	6,891	466
Clipper Realty, Inc.	6,320	23
Elme Communities	40,809	650
Independence Realty Trust, Inc.	104,595	1,960
NexPoint Residential Trust, Inc.	10,518	415
UMH Properties, Inc.	29,538	472
Veris Residential, Inc.	36,441	547
		5,175
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Retail Real Estate Investment Trusts – 1.2%
Acadia Realty Trust	46,814	$839
Alexander's, Inc.	1,007	226
CBL & Associates Properties, Inc.	10,222	239
Getty Realty Corp.	22,986	613
InvenTrust Properties Corp.	31,582	782
Kite Realty Group Trust	100,519	2,250
Macerich (The) Co.	100,353	1,549
NETSTREIT Corp.	34,199	551
Phillips Edison & Co., Inc.	56,789	1,858
Retail Opportunity Investments Corp.	57,473	714
Saul Centers, Inc.	4,681	172
SITE Centers Corp.	87,858	1,274
Tanger, Inc.	49,279	1,336
Urban Edge Properties	55,350	1,022
Whitestone REIT	22,627	301
		13,726
Semiconductors & Semiconductor Equipment – 2.6%
ACM Research, Inc., Class A*	23,586	544
Aehr Test Systems*	12,344	138
Alpha & Omega Semiconductor Ltd.*	10,745	402
Ambarella, Inc.*	17,550	947
Axcelis Technologies, Inc.*	15,081	2,144
CEVA, Inc.*	10,867	210
Cohu, Inc.*	21,448	710
Credo Technology Group Holding Ltd.*	58,917	1,882
Diodes, Inc.*	21,124	1,519
Everspin Technologies, Inc.*	9,165	55
FormFactor, Inc.*	35,837	2,169
GCT Semiconductor Holding, Inc.*	3,560	19
Ichor Holdings Ltd.*	15,097	582
Impinj, Inc.*	10,466	1,641
indie Semiconductor, Inc., Class A*	75,995	469
Kulicke & Soffa Industries, Inc.	25,412	1,250
MaxLinear, Inc.*	36,602	737
Navitas Semiconductor Corp.*	58,510	230
NVE Corp.	2,132	159
PDF Solutions, Inc.*	14,432	525
Photronics, Inc.*	28,554	704
Power Integrations, Inc.	26,219	1,840
QuickLogic Corp.*	6,401	66
Rambus, Inc.*	50,396	2,961
Rigetti Computing, Inc.*	66,125	71
Semtech Corp.*	30,001	896
Silicon Laboratories, Inc.*	14,685	1,625
EQUITY FUNDS 151 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Semiconductors & Semiconductor Equipment – 2.6%continued
SiTime Corp.*	8,511	$1,059
SkyWater Technology, Inc.*	12,708	97
SMART Global Holdings, Inc.*	23,824	545
Synaptics, Inc.*	18,052	1,592
Ultra Clean Holdings, Inc.*	20,486	1,004
Veeco Instruments, Inc.*	25,694	1,200
		29,992
Software – 6.0%
8x8, Inc.*	55,628	124
A10 Networks, Inc.	32,866	455
ACI Worldwide, Inc.*	48,843	1,934
Adeia, Inc.	50,434	564
Agilysys, Inc.*	10,239	1,066
Alarm.com Holdings, Inc.*	22,339	1,419
Alkami Technology, Inc.*	20,425	582
Altair Engineering, Inc., Class A*	26,461	2,595
American Software, Inc., Class A	14,381	131
Amplitude, Inc., Class A*	35,563	317
Appian Corp., Class A*	18,685	577
Arteris, Inc.*	12,836	96
Asana, Inc., Class A*	36,467	510
AudioEye, Inc.*	3,254	57
Aurora Innovation, Inc.*	389,453	1,079
AvePoint, Inc.*	59,396	619
Bit Digital, Inc.*	54,284	173
Blackbaud, Inc.*	19,019	1,449
BlackLine, Inc.*	26,733	1,295
Blend Labs, Inc., Class A*	107,108	253
Box, Inc., Class A*	65,206	1,724
Braze, Inc., Class A*	24,267	943
C3.ai, Inc., Class A*	38,270	1,108
Cerence, Inc.*	18,377	52
Cipher Mining, Inc.*	79,946	332
Cleanspark, Inc.*	102,592	1,636
Clear Secure, Inc., Class A	40,648	761
Clearwater Analytics Holdings, Inc., Class A*	64,831	1,201
CommVault Systems, Inc.*	20,194	2,455
Consensus Cloud Solutions, Inc.*	7,935	136
CS Disco, Inc.*	13,777	82
Daily Journal Corp.*	647	255
Dave, Inc.*	3,632	110
Digimarc Corp.*	7,036	218
Digital Turbine, Inc.*	44,235	73
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Software – 6.0%continued
Domo, Inc., Class B*	15,908	$123
D-Wave Quantum, Inc.*	41,021	47
E2open Parent Holdings, Inc.*	79,223	356
eGain Corp.*	9,462	60
Enfusion, Inc., Class A*	22,500	192
Envestnet, Inc.*	23,464	1,469
Everbridge, Inc.*	19,300	675
EverCommerce, Inc.*	9,226	101
Freshworks, Inc., Class A*	94,430	1,198
Hut 8 Corp.*	37,142	557
iLearningEngines Holdings, Inc.*	13,550	123
Instructure Holdings, Inc.*	10,213	239
Intapp, Inc.*	18,085	663
InterDigital, Inc.	11,709	1,365
Jamf Holding Corp.*	34,396	568
Kaltura, Inc.*	40,086	48
LiveRamp Holdings, Inc.*	30,199	934
Marathon Digital Holdings, Inc.*	126,591	2,513
Matterport, Inc.*	121,357	542
MeridianLink, Inc.*	12,500	267
Mitek Systems, Inc.*	21,485	240
N-able, Inc.*	33,048	503
NCR Voyix Corp.*	67,436	833
NextNav, Inc.*	34,780	282
Olo, Inc., Class A*	48,915	216
ON24, Inc.*	13,200	79
OneSpan, Inc.*	17,743	227
Ooma, Inc.*	10,926	109
Pagaya Technologies Ltd., Class A*	18,737	239
PagerDuty, Inc.*	41,325	948
Porch Group, Inc.*	36,164	55
PowerSchool Holdings, Inc., Class A*	27,569	617
Prairie Operating Co.*	1,968	21
Progress Software Corp.	19,854	1,077
PROS Holdings, Inc.*	21,211	608
Q2 Holdings, Inc.*	27,247	1,644
Qualys, Inc.*	17,191	2,451
Rapid7, Inc.*	28,666	1,239
Red Violet, Inc.*	5,170	131
Rekor Systems, Inc.*	33,269	52
ReposiTrak, Inc.	5,445	83
Rimini Street, Inc.*	24,689	76
Riot Platforms, Inc.*	125,686	1,149
Roadzen, Inc.*	7,362	16
NORTHERN FUNDS QUARTERLY REPORT  152 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Software – 6.0%continued
Sapiens International Corp. N.V.	14,247	$483
SEMrush Holdings, Inc., Class A*	16,827	225
SolarWinds Corp.	25,265	304
SoundHound AI, Inc., Class A*	131,517	520
SoundThinking, Inc.*	4,675	57
Sprinklr, Inc., Class A*	47,145	454
Sprout Social, Inc., Class A*	22,871	816
SPS Commerce, Inc.*	17,230	3,242
Telos Corp.*	26,154	105
Tenable Holdings, Inc.*	54,609	2,380
Terawulf, Inc.*	106,575	474
Varonis Systems, Inc.*	51,044	2,449
Verint Systems, Inc.*	28,597	921
Vertex, Inc., Class A*	25,120	906
Viant Technology, Inc., Class A*	6,877	68
Weave Communications, Inc.*	18,171	164
WM Technology, Inc.*	39,091	41
Workiva, Inc.*	23,412	1,709
Xperi, Inc.*	21,027	173
Yext, Inc.*	49,230	263
Zeta Global Holdings Corp., Class A*	76,167	1,344
Zuora, Inc., Class A*	60,148	597
		69,011
Specialized Real Estate Investment Trusts – 0.4%
Farmland Partners, Inc.	19,901	229
Four Corners Property Trust, Inc.	42,434	1,047
Gladstone Land Corp.	15,740	216
Outfront Media, Inc.	68,542	980
PotlatchDeltic Corp.	36,795	1,449
Safehold, Inc.	24,097	465
Uniti Group, Inc.	110,887	324
		4,710
Specialty Retail – 2.5%
1-800-Flowers.com, Inc., Class A*	12,368	118
Aaron's (The) Co., Inc.	13,717	137
Abercrombie & Fitch Co., Class A*	23,282	4,140
Academy Sports & Outdoors, Inc.	33,485	1,783
American Eagle Outfitters, Inc.	84,494	1,686
America's Car-Mart, Inc.*	2,814	169
Arhaus, Inc.	23,719	402
Arko Corp.	37,291	234
Asbury Automotive Group, Inc.*	9,385	2,139
BARK, Inc.*	60,652	110
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Specialty Retail – 2.5%continued
Beyond, Inc.*	21,187	$277
Boot Barn Holdings, Inc.*	13,702	1,767
Buckle (The), Inc.	14,337	530
Build-A-Bear Workshop, Inc.	5,767	146
Caleres, Inc.	15,875	533
Camping World Holdings, Inc., Class A	19,735	352
Citi Trends, Inc.*	3,798	81
Designer Brands, Inc., Class A	18,680	128
Destination XL Group, Inc.*	25,240	92
EVgo, Inc.*	47,482	116
Foot Locker, Inc.	38,629	963
Genesco, Inc.*	4,978	129
Group 1 Automotive, Inc.	6,134	1,823
GrowGeneration Corp.*	26,027	56
Haverty Furniture Cos., Inc.	6,773	171
Hibbett, Inc.	5,379	469
J Jill, Inc.	2,268	79
Lands' End, Inc.*	6,270	85
Leslie's, Inc.*	83,355	349
MarineMax, Inc.*	10,012	324
Monro, Inc.	13,912	332
National Vision Holdings, Inc.*	36,152	473
ODP (The) Corp.*	16,522	649
OneWater Marine, Inc., Class A*	5,659	156
Petco Health & Wellness Co., Inc.*	38,580	146
RealReal (The), Inc.*	45,521	145
Revolve Group, Inc.*	17,446	278
RumbleON, Inc., Class B*	7,613	31
Sally Beauty Holdings, Inc.*	48,650	522
Shoe Carnival, Inc.	8,301	306
Signet Jewelers Ltd.	19,782	1,772
Sleep Number Corp.*	9,693	93
Sonic Automotive, Inc., Class A	6,752	368
Stitch Fix, Inc., Class A*	40,404	168
ThredUp, Inc., Class A*	33,354	57
Tile Shop Holdings, Inc.*	12,503	87
Tilly's, Inc., Class A*	5,506	33
Torrid Holdings, Inc.*	4,752	36
Upbound Group, Inc.	24,899	764
Urban Outfitters, Inc.*	29,673	1,218
Victoria's Secret & Co.*	36,356	642
Warby Parker, Inc., Class A*	40,387	649
EQUITY FUNDS 153 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Specialty Retail – 2.5%continued
Winmark Corp.	1,352	$477
Zumiez, Inc.*	7,661	149
		28,939
Technology Hardware, Storage & Peripherals – 0.2%
CompoSecure, Inc., Class A	8,161	56
Corsair Gaming, Inc.*	20,946	231
CPI Card Group, Inc.*	2,320	63
Diebold Nixdorf, Inc.*	11,708	451
Eastman Kodak Co.*	28,042	151
Immersion Corp.	13,960	131
IonQ, Inc.*	91,917	646
Turtle Beach Corp.*	7,963	114
Xerox Holdings Corp.	53,889	626
		2,469
Textiles, Apparel & Luxury Goods – 0.6%
Figs, Inc., Class A*	60,347	322
G-III Apparel Group Ltd.*	18,761	508
Hanesbrands, Inc.*	163,705	807
Kontoor Brands, Inc.	25,778	1,705
Movado Group, Inc.	7,120	177
Oxford Industries, Inc.	6,893	690
Rocky Brands, Inc.	3,364	124
Steven Madden Ltd.	33,599	1,421
Superior Group of Cos., Inc.	6,069	115
Vera Bradley, Inc.*	11,595	73
Wolverine World Wide, Inc.	36,797	498
		6,440
Tobacco – 0.1%
Ispire Technology, Inc.*	8,086	65
Turning Point Brands, Inc.	7,969	256
Universal Corp.	11,153	537
Vector Group Ltd.	68,058	719
		1,577
Trading Companies & Distributors – 2.2%
Alta Equipment Group, Inc.	12,494	100
Applied Industrial Technologies, Inc.	17,803	3,454
Beacon Roofing Supply, Inc.*	29,493	2,669
BlueLinx Holdings, Inc.*	3,926	365
Boise Cascade Co.	18,337	2,186
Custom Truck One Source, Inc.*	22,081	96
Distribution Solutions Group, Inc.*	4,970	149
DNOW, Inc.*	49,965	686
DXP Enterprises, Inc.*	5,649	259
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Trading Companies & Distributors – 2.2%continued
EVI Industries, Inc.	2,019	$38
FTAI Aviation Ltd.	46,102	4,759
GATX Corp.	16,528	2,188
Global Industrial Co.	6,334	199
GMS, Inc.*	18,530	1,494
H&E Equipment Services, Inc.	14,952	660
Herc Holdings, Inc.	13,046	1,739
Hudson Technologies, Inc.*	20,633	181
Karat Packaging, Inc.	2,996	89
McGrath RentCorp	11,297	1,204
MRC Global, Inc.*	39,115	505
Rush Enterprises, Inc., Class A	28,102	1,177
Rush Enterprises, Inc., Class B	4,211	165
Titan Machinery, Inc.*	9,766	155
Transcat, Inc.*	3,998	479
Willis Lease Finance Corp.	1,473	102
Xometry, Inc., Class A*	19,519	226
		25,324
Transportation Infrastructure – 0.0%
Sky Harbour Group Corp.*	5,284	49
Water Utilities – 0.4%
American States Water Co.	17,244	1,252
Cadiz, Inc.*	19,133	59
California Water Service Group	26,792	1,299
Consolidated Water Co. Ltd.	6,962	185
Global Water Resources, Inc.	5,175	63
Middlesex Water Co.	8,212	429
Pure Cycle Corp.*	9,649	92
SJW Group	15,001	813
York Water (The) Co.	6,708	249
		4,441
Wireless Telecommunication Services – 0.1%
Gogo, Inc.*	29,323	282
Spok Holdings, Inc.	8,516	126
Telephone and Data Systems, Inc.	45,673	947
		1,355
Total Common Stocks
(Cost $787,136)		1,139,315

RIGHTS – 0.0%
Biotechnology – 0.0%
Aduro Biotech, Inc. (Contingent Value Rights)(3) *	7,412	—
NORTHERN FUNDS QUARTERLY REPORT  154 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%continued
Biotechnology – 0.0%continued
Cartesian Therapeutics, Inc. (Contingent Value Rights)(3) *	50,322	$—
Chinook Therapeutics, Inc. (Contingent Value Rights)(3) (4) *	26,398	—
Oncternal Therapeutics, Inc. (Contingent Value Rights)(3) (4) *	398	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(3) (4) *	5,175	—
		—
Health Care Equipment & Supplies – 0.0%
Pulse Biosciences, Inc.(3) *	7,698	—
Pharmaceuticals – 0.0%
Inhibrx, Inc. (Contingent Value Rights)(3) (4) *	15,255	—
Total Rights
(Cost $40)		—

OTHER – 0.0%
Escrow DLB Oil & Gas, Inc. (3) *	1,200	—
Escrow Petrocorp, Inc. (3) *	420	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Danimer Scientific, Inc., Exp. 5/3/29, Strike $11.50(3) *	10,615	$—
Total Warrants
(Cost $—)		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(5) (6)	11,740,207	$11,740
Total Investment Companies
(Cost $11,740)		11,740

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.16%, 10/3/24(7) (8)	$855	$844
Total Short-Term Investments
(Cost $843)		844

Total Investments – 100.1%
(Cost $799,759)		1,151,899
Liabilities less Other Assets – (0.1%)		(1,604)
NET ASSETS – 100.0%		$1,150,295

(1)	Investment in affiliate.
(2)	Value rounds to less than one thousand.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)
Restricted security that has been deemed illiquid. At June 30, 2024, the value of these restricted illiquid securities amounted to approximately $0 or
0.0% of net assets. Additional information on these restricted illiquid securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Chinook Therapeutics, Inc. (Contingent Value Rights)	8/14/23	$—
Inhibrx, Inc. (Contingent Value Rights)	5/31/24	—
Oncternal Therapeutics, Inc. (Contingent Value Rights)	6/10/19	—
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	40

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2024 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust
Percentages shown are based on Net Assets.
EQUITY FUNDS 155 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
At June 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	171	$17,656	Long	9/24	$147
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	99.0%
Investment Companies	1.0%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$1,139,315	$—	$—	$1,139,315
Rights(1)	—	—	—	—
Investment Companies	11,740	—	—	11,740
Short-Term Investments	—	844	—	844
Total Investments	$1,151,055	$844	$—	$1,151,899
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$147	$—	$—	$147

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Methode Electronics, Inc.	$183	$—	$—	$(27)	$2	$156	$15,063
Northern Institutional Funds - U.S. Government Portfolio (Shares)	30,996	63,082	82,338	—	252	11,740	11,740,207
Total	$31,179	$63,082	$82,338	$(27)	$254	$11,896	11,755,270
NORTHERN FUNDS QUARTERLY REPORT  156 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.8%
Aerospace & Defense – 1.2%
AAR Corp.*	44,682	$3,248
Moog, Inc., Class A	50,351	8,424
Triumph Group, Inc.*	7,838	121
		11,793
Automobile Components – 1.2%
Adient PLC*	97,991	2,421
American Axle & Manufacturing Holdings, Inc.*	12,078	84
Dana, Inc.	31,066	377
Goodyear Tire & Rubber (The) Co.*	269,312	3,057
Modine Manufacturing Co.*	38,508	3,858
Phinia, Inc.	2,085	82
Standard Motor Products, Inc.	97,268	2,697
		12,576
Automobiles – 0.0%
Winnebago Industries, Inc.	1,200	65
Banks – 17.4%
Amalgamated Financial Corp.	37,183	1,019
Atlantic Union Bankshares Corp.	107,032	3,516
Axos Financial, Inc.*	119,547	6,832
BancFirst Corp.	73,205	6,420
Bancorp (The), Inc.*	66,589	2,514
Banner Corp.	46,036	2,285
Berkshire Hills Bancorp, Inc.	51,341	1,171
Brookline Bancorp, Inc.	124,590	1,040
Burke & Herbert Financial Services Corp.	7,771	396
Cadence Bank	155,767	4,405
Cathay General Bancorp	145,279	5,480
Central Pacific Financial Corp.	56,018	1,188
City Holding Co.	69,015	7,333
Civista Bancshares, Inc.	18,803	291
CNB Financial Corp.	24,226	495
Community Trust Bancorp, Inc.	102,347	4,469
ConnectOne Bancorp, Inc.	41,967	793
Customers Bancorp, Inc.*	12,619	606
CVB Financial Corp.	154,081	2,656
Dime Community Bancshares, Inc.	20,877	426
Financial Institutions, Inc.	45,720	883
First BanCorp (New York Exchange)	590,525	10,801
First Business Financial Services, Inc.	21,838	808
First Commonwealth Financial Corp.	197,055	2,721
First Financial Bancorp	155,687	3,459
First Financial Corp.	25,927	956
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%continued
Banks – 17.4%continued
First Hawaiian, Inc.	13,429	$279
First Merchants Corp.	72,758	2,422
Fulton Financial Corp.	153,088	2,599
Glacier Bancorp, Inc.	41,581	1,552
Hancock Whitney Corp.	103,252	4,939
Heritage Financial Corp.	50,871	917
Home BancShares, Inc.	280,713	6,726
Horizon Bancorp, Inc.	46,310	573
Independent Bank Corp.	111,627	5,662
Independent Bank Corp. (NASDAQ Exchange)	25,625	692
International Bancshares Corp.	100,478	5,748
Lakeland Financial Corp.	98,423	6,055
Mercantile Bank Corp.	18,832	764
Metropolitan Bank Holding Corp.*	8,776	369
NBT Bancorp, Inc.	156,736	6,050
OFG Bancorp	92,018	3,446
Old Second Bancorp, Inc.	31,724	470
Pacific Premier Bancorp, Inc.	97,091	2,230
Park National Corp.	25,023	3,562
Peapack-Gladstone Financial Corp.	23,935	542
Preferred Bank	26,577	2,006
Premier Financial Corp.	22,231	455
Provident Financial Services, Inc.	167,997	2,411
Renasant Corp.	67,883	2,073
S&T Bancorp, Inc.	4,112	137
Sandy Spring Bancorp, Inc.	69,514	1,693
Sierra Bancorp	85,866	1,922
Southern Missouri Bancorp, Inc.	10,949	493
SouthState Corp.	76,852	5,873
Texas Capital Bancshares, Inc.*	41,625	2,545
TriCo Bancshares	93,946	3,717
TrustCo Bank Corp. NY	39,215	1,128
Trustmark Corp.	117,153	3,519
United Community Banks, Inc.	226,728	5,773
Univest Financial Corp.	50,644	1,156
Veritex Holdings, Inc.	54,914	1,158
WaFd, Inc.	164,685	4,707
WesBanco, Inc.	116,948	3,264
WSFS Financial Corp.	129,836	6,102
		178,692
Beverages – 0.0%
Primo Water Corp.	4,973	109
EQUITY FUNDS 157 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%continued
Biotechnology – 2.4%
4D Molecular Therapeutics, Inc.*	12,964	$272
ADMA Biologics, Inc.*	36,647	410
Agios Pharmaceuticals, Inc.*	35,866	1,546
Akero Therapeutics, Inc.*	29,046	681
Annexon, Inc.*	3,669	18
Arcellx, Inc.*	5,060	279
Arcturus Therapeutics Holdings, Inc.*	13,154	320
Ardelyx, Inc.*	23,957	177
Astria Therapeutics, Inc.*	2,058	19
Bluebird Bio, Inc.*	41,477	41
Bridgebio Pharma, Inc.*	62,561	1,585
Caribou Biosciences, Inc.*	23,918	39
Catalyst Pharmaceuticals, Inc.*	205,424	3,182
Celldex Therapeutics, Inc.*	6,022	223
Chimerix, Inc.*	358,565	314
Cogent Biosciences, Inc.*	8,931	75
Crinetics Pharmaceuticals, Inc.*	8,315	372
Cullinan Oncology, Inc.*	2,049	36
Cytokinetics, Inc.*	53,226	2,884
Dianthus Therapeutics, Inc.*	1,535	40
Dynavax Technologies Corp.*	4,730	53
Editas Medicine, Inc.*	35,684	167
Entrada Therapeutics, Inc.*	3,588	51
Geron Corp.*	48,737	207
Ideaya Biosciences, Inc.*	34,519	1,212
Intellia Therapeutics, Inc.*	38,720	867
iTeos Therapeutics, Inc.*	3,823	57
Janux Therapeutics, Inc.*	16,306	683
KalVista Pharmaceuticals, Inc.*	16,921	199
Kiniksa Pharmaceuticals International PLC*	12,574	235
Kura Oncology, Inc.*	8,412	173
MacroGenics, Inc.*	154,467	656
MannKind Corp.*	10,404	54
MiMedx Group, Inc.*	5,385	37
Morphic Holding, Inc.*	1,515	52
Myriad Genetics, Inc.*	29,383	719
Novavax, Inc.*	4,943	63
Nurix Therapeutics, Inc.*	18,493	386
Nuvalent, Inc., Class A*	20,029	1,519
PDL BioPharma, Inc.(1) *	1,029,654	1,236
Protagonist Therapeutics, Inc.*	2,739	95
REGENXBIO, Inc.*	11,376	133
Rhythm Pharmaceuticals, Inc.*	7,129	293
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%continued
Biotechnology – 2.4%continued
Rocket Pharmaceuticals, Inc.*	8,673	$187
Scholar Rock Holding Corp.*	2,811	23
Twist Bioscience Corp.*	24,328	1,199
Tyra Biosciences, Inc.*	16,589	265
Veracyte, Inc.*	7,636	165
Verve Therapeutics, Inc.*	24,140	118
Xencor, Inc.*	36,456	690
Y-mAbs Therapeutics, Inc.*	1,625	20
		24,327
Building Products – 0.7%
American Woodmark Corp.*	2,265	178
Apogee Enterprises, Inc.	676	42
Insteel Industries, Inc.	1,102	34
JELD-WEN Holding, Inc.*	8,960	121
Masterbrand, Inc.*	4,129	61
Quanex Building Products Corp.	1,222	34
Resideo Technologies, Inc.*	4,020	79
UFP Industries, Inc.	63,655	7,129
		7,678
Capital Markets – 0.7%
BGC Group, Inc., Class A	35,688	296
Brightsphere Investment Group, Inc.	4,368	97
Brookfield Asset Management Ltd., Class A	113,798	4,330
Donnelley Financial Solutions, Inc.*	39,359	2,347
		7,070
Chemicals – 2.3%
AdvanSix, Inc.	2,906	67
Ecovyst, Inc.*	19,097	171
Innospec, Inc.	75,173	9,291
Koppers Holdings, Inc.	560	21
Mativ Holdings, Inc.	11,007	187
Minerals Technologies, Inc.	97,393	8,099
Sensient Technologies Corp.	70,366	5,220
Tronox Holdings PLC	16,525	259
		23,315
Commercial Services & Supplies – 1.3%
ABM Industries, Inc.	97,311	4,921
BrightView Holdings, Inc.*	3,537	47
CoreCivic, Inc.*	3,723	48
Ennis, Inc.	55,752	1,220
GEO Group (The), Inc.*	17,525	252
Healthcare Services Group, Inc.*	2,568	27
NORTHERN FUNDS QUARTERLY REPORT  158 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%continued
Commercial Services & Supplies – 1.3%continued
Interface, Inc.	2,227	$33
NL Industries, Inc.	30,797	186
Steelcase, Inc., Class A	3,521	45
UniFirst Corp.	35,456	6,082
		12,861
Communications Equipment – 0.2%
Digi International, Inc.*	95,076	2,180
Construction & Engineering – 1.1%
Arcosa, Inc.	86,434	7,210
Granite Construction, Inc.	4,610	286
Great Lakes Dredge & Dock Corp.*	2,550	22
Primoris Services Corp.	2,106	105
Sterling Infrastructure, Inc.*	32,846	3,887
		11,510
Construction Materials – 0.9%
Summit Materials, Inc., Class A*	252,745	9,253
Consumer Finance – 2.1%
Encore Capital Group, Inc.*	97,982	4,089
Enova International, Inc.*	82,652	5,145
Navient Corp.	204,546	2,978
Nelnet, Inc., Class A	58,208	5,871
PROG Holdings, Inc.	33,349	1,157
Regional Management Corp.	12,965	373
World Acceptance Corp.*	15,864	1,960
		21,573
Consumer Staples Distribution & Retail – 1.2%
Andersons (The), Inc.	199,160	9,878
Ingles Markets, Inc., Class A	36,938	2,534
Natural Grocers by Vitamin Cottage, Inc.	1,472	31
PriceSmart, Inc.	1,226	100
SpartanNash Co.	1,110	21
		12,564
Containers & Packaging – 0.0%
Myers Industries, Inc.	1,322	18
O-I Glass, Inc.*	16,275	181
Pactiv Evergreen, Inc.	18,797	213
		412
Diversified Consumer Services – 0.0%
Adtalem Global Education, Inc.*	1,552	106
Graham Holdings Co., Class B	96	67
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%continued
Diversified Consumer Services – 0.0%continued
Perdoceo Education Corp.	1,935	$42
Strategic Education, Inc.	898	99
		314
Diversified Real Estate Investment Trusts – 1.4%
Alexander & Baldwin, Inc.	2,617	45
American Assets Trust, Inc.	105,593	2,363
Broadstone Net Lease, Inc.	110,413	1,752
Empire State Realty Trust, Inc., Class A	285,105	2,674
Essential Properties Realty Trust, Inc.	177,602	4,921
One Liberty Properties, Inc.	106,029	2,490
		14,245
Diversified Telecommunication Services – 0.3%
Bandwidth, Inc., Class A*	9,198	155
IDT Corp., Class B	3,492	125
Iridium Communications, Inc.	120,490	3,208
Shenandoah Telecommunications Co.	1,466	24
		3,512
Electric Utilities – 1.1%
Otter Tail Corp.	119,152	10,436
Portland General Electric Co.	17,943	776
		11,212
Electrical Equipment – 2.1%
Encore Wire Corp.	46,837	13,575
EnerSys	63,103	6,532
Preformed Line Products Co.	8,467	1,054
Thermon Group Holdings, Inc.*	4,772	147
		21,308
Electronic Equipment, Instruments & Components – 3.3%
Bel Fuse, Inc., Class B	377	25
Belden, Inc.	1,785	167
Benchmark Electronics, Inc.	1,291	51
Daktronics, Inc.*	1,823	25
ePlus, Inc.*	1,213	89
Hollysys Automation Technologies Ltd.*	1,856	40
Insight Enterprises, Inc.*	39,494	7,834
Itron, Inc.*	1,970	195
Kimball Electronics, Inc.*	2,435	54
Knowles Corp.*	3,394	59
Mirion Technologies, Inc.*	6,762	73
PC Connection, Inc.	163,508	10,497
Rogers Corp.*	747	90
Sanmina Corp.*	123,285	8,168
EQUITY FUNDS 159 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%continued
Electronic Equipment, Instruments & Components – 3.3%continued
ScanSource, Inc.*	843	$37
TTM Technologies, Inc.*	3,335	65
Vishay Intertechnology, Inc.	260,843	5,817
		33,286
Energy Equipment & Services – 1.6%
Archrock, Inc.	160,721	3,250
DMC Global, Inc.*	5,989	86
Helmerich & Payne, Inc.	95,458	3,450
Liberty Energy, Inc.	72,160	1,507
Nabors Industries Ltd.*	2,962	211
Newpark Resources, Inc.*	302,755	2,516
Oil States International, Inc.*	44,504	198
Patterson-UTI Energy, Inc.	123,104	1,275
ProFrac Holding Corp., Class A*	48,755	361
ProPetro Holding Corp.*	271,556	2,354
RPC, Inc.	87,921	549
Solaris Oilfield Infrastructure, Inc., Class A	9,851	85
U.S. Silica Holdings, Inc.*	23,216	359
		16,201
Entertainment – 0.0%
Cinemark Holdings, Inc.*	3,875	84
Reservoir Media, Inc.*	1,570	12
		96
Financial Services – 3.0%
Alerus Financial Corp.	18,283	358
Finance of America Cos., Inc., Class A*	55,177	27
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	25,698	761
Jackson Financial, Inc., Class A	16,673	1,238
Merchants Bancorp	4,559	185
Mr Cooper Group, Inc.*	97,304	7,904
Pagseguro Digital Ltd., Class A*	22,052	258
PennyMac Financial Services, Inc.	83,827	7,930
Radian Group, Inc.	250,765	7,799
Walker & Dunlop, Inc.	40,319	3,959
		30,419
Food Products – 0.1%
Adecoagro S.A.	11,301	110
Mission Produce, Inc.*	2,159	22
Seneca Foods Corp., Class A*	8,036	461
		593
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%continued
Gas Utilities – 0.4%
Northwest Natural Holding Co.	19,908	$719
ONE Gas, Inc.	18,330	1,170
Southwest Gas Holdings, Inc.	20,016	1,409
Spire, Inc.	13,859	842
		4,140
Ground Transportation – 0.9%
ArcBest Corp.	83,391	8,930
Marten Transport Ltd.	2,236	41
Universal Logistics Holdings, Inc.	4,929	200
		9,171
Health Care Equipment & Supplies – 1.3%
Artivion, Inc.*	6,833	175
Avanos Medical, Inc.*	12,178	243
Embecta Corp.	2,214	28
ICU Medical, Inc.*	1,229	146
Inmode Ltd.*	2,529	46
Integer Holdings Corp.*	1,063	123
Integra LifeSciences Holdings Corp.*	3,596	105
Lantheus Holdings, Inc.*	66,079	5,306
LivaNova PLC*	12,486	684
Neogen Corp.*	288,740	4,513
Varex Imaging Corp.*	51,641	761
Zimvie, Inc.*	54,160	988
		13,118
Health Care Providers & Services – 2.2%
Accolade, Inc.*	61,410	220
AdaptHealth Corp.*	18,127	181
Addus HomeCare Corp.*	760	88
ATI Physical Therapy, Inc.(2) *	1	—
Brookdale Senior Living, Inc.*	93,206	637
Castle Biosciences, Inc.*	7,210	157
Community Health Systems, Inc.*	52,509	176
Cross Country Healthcare, Inc.*	9,476	131
Fulgent Genetics, Inc.*	6,899	135
Innovage Holding Corp.*	146,741	728
LifeStance Health Group, Inc.*	125,192	615
National HealthCare Corp.	49,137	5,327
NeoGenomics, Inc.*	151,385	2,100
OPKO Health, Inc.*	301,165	377
Option Care Health, Inc.*	140,370	3,888
Owens & Minor, Inc.*	84,487	1,141
Patterson Cos., Inc.	192,718	4,648
PetIQ, Inc.*	8,048	178
NORTHERN FUNDS QUARTERLY REPORT  160 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%continued
Health Care Providers & Services – 2.2%continued
Premier, Inc., Class A	15,181	$283
Select Medical Holdings Corp.	29,643	1,039
Surgery Partners, Inc.*	28,341	674
		22,723
Health Care Real Estate Investment Trusts – 1.0%
CareTrust REIT, Inc.	149,515	3,753
Global Medical REIT, Inc.	2,429	22
National Health Investors, Inc.	80,649	5,462
Sabra Health Care REIT, Inc.	51,308	790
		10,027
Health Care Technology – 0.4%
Evolent Health, Inc., Class A*	76,467	1,462
HealthStream, Inc.	1,227	34
Multiplan Corp.*	81,706	32
TruBridge, Inc.*	15,272	153
Veradigm, Inc.*	306,383	2,910
		4,591
Hotel & Resort Real Estate Investment Trusts – 1.8%
Apple Hospitality REIT, Inc.	130,908	1,903
Chatham Lodging Trust	32,971	281
DiamondRock Hospitality Co.	352,534	2,979
RLJ Lodging Trust	113,850	1,096
Ryman Hospitality Properties, Inc.	49,262	4,919
Service Properties Trust	293,878	1,511
Summit Hotel Properties, Inc.	72,210	433
Sunstone Hotel Investors, Inc.	387,429	4,053
Xenia Hotels & Resorts, Inc.	88,908	1,274
		18,449
Hotels, Restaurants & Leisure – 0.6%
BJ's Restaurants, Inc.*	1,453	50
Brinker International, Inc.*	8,002	579
International Game Technology PLC	161,717	3,309
Life Time Group Holdings, Inc.*	20,563	387
RCI Hospitality Holdings, Inc.	9,654	421
Red Rock Resorts, Inc., Class A	29,674	1,630
		6,376
Household Durables – 6.0%
Beazer Homes U.S.A., Inc.*	125,208	3,441
Century Communities, Inc.	58,015	4,738
Ethan Allen Interiors, Inc.	125,833	3,510
Green Brick Partners, Inc.*	1,802	103
Helen of Troy Ltd.*	1,219	113
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%continued
Household Durables – 6.0%continued
Hooker Furnishings Corp.	68,403	$990
Hovnanian Enterprises, Inc., Class A*	142	20
KB Home	126,573	8,883
La-Z-Boy, Inc.	1,483	55
M/I Homes, Inc.*	33,497	4,091
Meritage Homes Corp.	57,986	9,385
Taylor Morrison Home Corp.*	219,845	12,188
Tri Pointe Homes, Inc.*	357,797	13,328
Worthington Enterprises, Inc.	6,997	331
		61,176
Independent Power & Renewable Electricity Producers – 0.0%
Ormat Technologies, Inc.	2,616	188
Industrial Real Estate Investment Trusts – 1.2%
Innovative Industrial Properties, Inc.	43,104	4,708
LXP Industrial Trust	193,133	1,761
Plymouth Industrial REIT, Inc.	1,636	35
Terreno Realty Corp.	96,960	5,738
		12,242
Insurance – 3.1%
CNO Financial Group, Inc.	444,449	12,320
Employers Holdings, Inc.	196,044	8,357
Genworth Financial, Inc., Class A*	477,234	2,882
James River Group Holdings Ltd.	4,025	31
Selective Insurance Group, Inc.	64,335	6,037
Stewart Information Services Corp.	27,942	1,735
		31,362
Interactive Media & Services – 0.0%
Bumble, Inc., Class A*	4,312	45
Cars.com, Inc.*	7,023	138
DHI Group, Inc.*	56,746	119
Vimeo, Inc.*	6,214	23
Ziff Davis, Inc.*	1,652	91
		416
IT Services – 0.0%
Grid Dynamics Holdings, Inc.*	2,310	24
Hackett Group (The), Inc.	827	18
		42
Leisure Products – 0.8%
Acushnet Holdings Corp.	60,182	3,820
Smith & Wesson Brands, Inc.	1,639	24
EQUITY FUNDS 161 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%continued
Leisure Products – 0.8%continued
Topgolf Callaway Brands Corp.*	136,718	$2,092
Vista Outdoor, Inc.*	61,180	2,303
		8,239
Life Sciences Tools & Services – 0.1%
BioLife Solutions, Inc.*	5,460	117
CryoPort, Inc.*	127	1
Harvard Bioscience, Inc.*	42,425	121
Nautilus Biotechnology, Inc.*	48,671	114
Omniab, Inc.(1) *	6,939	—
Omniab, Inc. (NASDAQ Exchange)(1) *	6,939	—
Pacific Biosciences of California, Inc.*	221,461	303
Quanterix Corp.*	18,525	245
Standard BioTools, Inc.*	103,312	183
		1,084
Machinery – 2.1%
Alamo Group, Inc.	19,975	3,456
Barnes Group, Inc.	86,745	3,592
Chart Industries, Inc.*	17,950	2,591
Enpro, Inc.	7,659	1,115
Greenbrier (The) Cos., Inc.	1,830	91
Kennametal, Inc.	10,954	258
Miller Industries, Inc.	638	35
Mueller Industries, Inc.	3,389	193
REV Group, Inc.	1,812	45
Standex International Corp.	57,667	9,293
Terex Corp.	9,087	498
Trinity Industries, Inc.	2,619	78
Wabash National Corp.	6,657	145
		21,390
Marine Transportation – 0.8%
Costamare, Inc.	74,992	1,232
Golden Ocean Group Ltd.	27,595	381
Matson, Inc.	44,437	5,820
Safe Bulkers, Inc.	3,788	22
Star Bulk Carriers Corp.	10,847	264
		7,719
Media – 1.4%
Cable One, Inc.	198	70
PubMatic, Inc., Class A*	4,500	92
Scholastic Corp.	94,257	3,343
Sinclair, Inc.	4,139	55
Stagwell, Inc.*	288	2
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%continued
Media – 1.4%continued
TEGNA, Inc.	758,124	$10,568
Thryv Holdings, Inc.*	3,634	65
		14,195
Metals & Mining – 2.7%
Alpha Metallurgical Resources, Inc.	2,949	827
Arch Resources, Inc.	2,790	425
Carpenter Technology Corp.	5,114	560
Commercial Metals Co.	266,121	14,634
Ferroglobe PLC	28,840	155
Kaiser Aluminum Corp.	1,089	96
Materion Corp.	46,186	4,994
McEwen Mining, Inc.*	3,607	33
Metallus, Inc.*	1,492	30
Olympic Steel, Inc.	464	21
Radius Recycling, Inc.	51,223	782
Ramaco Resources, Inc., Class A	2,434	30
Ryerson Holding Corp.	44,098	860
Warrior Met Coal, Inc.	62,509	3,924
Worthington Steel, Inc.	5,241	175
		27,546
Mortgage Real Estate Investment Trusts – 0.7%
Arbor Realty Trust, Inc.	46,359	665
Blackstone Mortgage Trust, Inc., Class A	167,796	2,923
Ladder Capital Corp.	283,384	3,200
		6,788
Multi-Utilities – 0.5%
Avista Corp.	20,764	719
Black Hills Corp.	16,302	886
Northwestern Energy Group, Inc.	68,642	3,438
		5,043
Office Real Estate Investment Trusts – 0.7%
Brandywine Realty Trust	115,897	519
COPT Defense Properties	70,940	1,776
Easterly Government Properties, Inc.	2,566	32
Equity Commonwealth*	170,857	3,315
Highwoods Properties, Inc.	3,345	88
Paramount Group, Inc.	146,729	679
Piedmont Office Realty Trust, Inc., Class A	83,521	605
SL Green Realty Corp.	2,571	146
		7,160
NORTHERN FUNDS QUARTERLY REPORT  162 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%continued
Oil, Gas & Consumable Fuels – 8.3%
Amplify Energy Corp.*	27,140	$184
APA Corp.	44,730	1,317
Ardmore Shipping Corp.	17,804	401
Berry Corp.	223,189	1,442
California Resources Corp.	112,136	5,968
Civitas Resources, Inc.	118,477	8,175
Clean Energy Fuels Corp.*	212,580	568
CNX Resources Corp.*	227,309	5,524
Comstock Resources, Inc.	85,096	883
CONSOL Energy, Inc.*	14,319	1,461
Delek U.S. Holdings, Inc.	97,929	2,425
DHT Holdings, Inc.	521,626	6,035
Dorian LPG Ltd.	4,254	178
Green Plains, Inc.*	141,954	2,251
Hallador Energy Co.*	13,654	106
Kinetik Holdings, Inc.	15,044	623
Matador Resources Co.	125,370	7,472
Murphy Oil Corp.	145,394	5,996
Nordic American Tankers Ltd.	22,014	88
Northern Oil & Gas, Inc.	28,181	1,047
Overseas Shipholding Group, Inc., Class A	23,998	204
Par Pacific Holdings, Inc.*	24,856	628
PBF Energy, Inc., Class A	92,604	4,262
Peabody Energy Corp.	294,182	6,507
Permian Resources Corp.	255,611	4,128
REX American Resources Corp.*	30,294	1,381
Riley Exploration Permian, Inc.	8,317	235
Ring Energy, Inc.*	59,839	101
Scorpio Tankers, Inc.	63,782	5,185
SM Energy Co.	85,535	3,698
Talos Energy, Inc.*	25,319	308
Teekay Corp.*	39,571	355
Teekay Tankers Ltd., Class A	70,562	4,855
Uranium Energy Corp.*	115,112	692
Vital Energy, Inc.*	5,156	231
W&T Offshore, Inc.	101,999	218
		85,132
Paper & Forest Products – 0.0%
Clearwater Paper Corp.*	777	38
Passenger Airlines – 0.0%
SkyWest, Inc.*	1,847	152
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%continued
Personal Care Products – 0.0%
Edgewell Personal Care Co.	1,706	$68
USANA Health Sciences, Inc.*	436	20
		88
Pharmaceuticals – 1.5%
Amneal Pharmaceuticals, Inc.*	104,680	665
Amphastar Pharmaceuticals, Inc.*	6,214	248
ANI Pharmaceuticals, Inc.*	4,832	308
EyePoint Pharmaceuticals, Inc.*	2,810	24
Fulcrum Therapeutics, Inc.*	24,073	149
Innoviva, Inc.*	1,727	28
Intra-Cellular Therapies, Inc.*	43,655	2,990
Ligand Pharmaceuticals, Inc.*	17,567	1,480
Nuvation Bio, Inc.*	13,703	40
Pacira BioSciences, Inc.*	1,288	37
Phibro Animal Health Corp., Class A	7,322	123
Prestige Consumer Healthcare, Inc.*	110,736	7,624
Supernus Pharmaceuticals, Inc.*	63,088	1,688
Theravance Biopharma, Inc.*	14,705	125
Third Harmonic Bio, Inc.*	2,917	38
		15,567
Professional Services – 1.3%
ASGN, Inc.*	1,602	141
Barrett Business Services, Inc.	79,133	2,593
Heidrick & Struggles International, Inc.	789	25
ICF International, Inc.	44,281	6,574
Korn Ferry	58,088	3,900
		13,233
Real Estate Management & Development – 0.2%
DigitalBridge Group, Inc.	6,086	83
Forestar Group, Inc.*	2,389	77
Marcus & Millichap, Inc.	25,098	791
Newmark Group, Inc., Class A	108,527	1,110
RMR Group (The), Inc., Class A	4,842	110
		2,171
Residential Real Estate Investment Trusts – 0.3%
BRT Apartments Corp.	26,143	457
NexPoint Residential Trust, Inc.	1,022	40
Veris Residential, Inc.	150,760	2,261
		2,758
Retail Real Estate Investment Trusts – 1.8%
Getty Realty Corp.	63,072	1,682
Kimco Realty Corp.	86,435	1,682
EQUITY FUNDS 163 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%continued
Retail Real Estate Investment Trusts – 1.8%continued
Kite Realty Group Trust	220,142	$4,927
Macerich (The) Co.	6,851	106
Phillips Edison & Co., Inc.	90,434	2,958
Retail Opportunity Investments Corp.	3,573	44
SITE Centers Corp.	277,137	4,018
Urban Edge Properties	126,182	2,331
Whitestone REIT	49,147	654
		18,402
Semiconductors & Semiconductor Equipment – 2.0%
ACM Research, Inc., Class A*	2,228	51
Diodes, Inc.*	54,587	3,927
Onto Innovation, Inc.*	42,107	9,245
Photronics, Inc.*	310,350	7,656
		20,879
Software – 0.1%
ACI Worldwide, Inc.*	3,676	145
Cleanspark, Inc.*	8,129	130
CommVault Systems, Inc.*	1,258	153
LiveRamp Holdings, Inc.*	2,446	76
Magic Software Enterprises Ltd.	1,798	17
Marathon Digital Holdings, Inc.*	8,485	168
SolarWinds Corp.	5,030	61
		750
Specialized Real Estate Investment Trusts – 0.4%
Farmland Partners, Inc.	33,690	389
PotlatchDeltic Corp.	85,356	3,362
		3,751
Specialty Retail – 3.1%
Aaron's (The) Co., Inc.	54,136	540
American Eagle Outfitters, Inc.	27,304	545
Asbury Automotive Group, Inc.*	967	220
Buckle (The), Inc.	52,078	1,924
Caleres, Inc.	1,370	46
Destination XL Group, Inc.*	24,408	89
Foot Locker, Inc.	9,840	245
Genesco, Inc.*	5,633	146
Group 1 Automotive, Inc.	31,088	9,242
Guess?, Inc.	5,741	117
Haverty Furniture Cos., Inc.	120,198	3,040
Hibbett, Inc.	417	36
Lands' End, Inc.*	34,607	470
Monro, Inc.	835	20
ODP (The) Corp.*	136,487	5,360
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%continued
Specialty Retail – 3.1%continued
Sally Beauty Holdings, Inc.*	3,903	$42
Shoe Carnival, Inc.	114,814	4,235
Signet Jewelers Ltd.	6,149	551
Sleep Number Corp.*	8,576	82
Sonic Automotive, Inc., Class A	83,358	4,541
Torrid Holdings, Inc.*	40,470	303
Urban Outfitters, Inc.*	2,996	123
		31,917
Technology Hardware, Storage & Peripherals – 0.0%
Diebold Nixdorf, Inc.*	1,757	68
Eastman Kodak Co.*	3,152	17
		85
Textiles, Apparel & Luxury Goods – 0.3%
Figs, Inc., Class A*	100,253	534
G-III Apparel Group Ltd.*	2,141	58
Movado Group, Inc.	73,881	1,837
Rocky Brands, Inc.	7,164	265
		2,694
Trading Companies & Distributors – 3.2%
Beacon Roofing Supply, Inc.*	43,042	3,895
BlueLinx Holdings, Inc.*	958	89
Boise Cascade Co.	100,980	12,039
DNOW, Inc.*	14,755	203
DXP Enterprises, Inc.*	69,081	3,167
GATX Corp.	45,378	6,006
GMS, Inc.*	50,295	4,054
MRC Global, Inc.*	2,789	36
Rush Enterprises, Inc., Class A	80,732	3,380
		32,869
Wireless Telecommunication Services – 0.0%
Gogo, Inc.*	17,874	172
Total Common Stocks
(Cost $520,907)		991,007

RIGHTS – 0.0%
Biotechnology – 0.0%
Chinook Therapeutics, Inc. (Contingent Value Rights)(1) (3) *	89,437	—
NORTHERN FUNDS QUARTERLY REPORT  164 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%continued
Pharmaceuticals – 0.0%
AstraZeneca PLC (Contingent Value Rights)(1) *	28,202	$—
Total Rights
(Cost $—)		—

OTHER – 0.0%
Escrow DLB Oil & Gas, Inc. (1) *	2,100	—
Escrow Spirit MTA REIT (1) *	17,083	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	6,861	$45
Total Warrants
(Cost $—)		45

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(4) (5)	28,079,813	$28,080
Total Investment Companies
(Cost $28,080)		28,080

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill,
5.16%, 10/3/24(6) (7)	$1,830	$1,805
Total Short-Term Investments
(Cost $1,805)		1,805

Total Investments – 99.7%
(Cost $550,792)		1,020,937
Other Assets less Liabilities – 0.3%		3,214
NET ASSETS – 100.0%		$1,024,151

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Value rounds to less than one thousand.
(3)
Restricted security that has been deemed illiquid. At June 30, 2024, the value of this restricted illiquid security amounted to $0 or 0.0% of net assets.
Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Chinook Therapeutics, Inc. (Contingent Value Rights)	8/14/23	$—

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2024 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	239	$24,677	Long	9/24	$245
E-Mini S&P 500	20	5,522	Long	9/24	10
Total					$255
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	96.8%
Warrants	0.0%
Investment Companies	2.7%
Short-Term Investments	0.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
EQUITY FUNDS 165 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Biotechnology	$23,091	$—	$1,236	$24,327
All Other Industries(1)	966,680	—	—	966,680
Total Common Stocks	989,771	—	1,236	991,007
Warrants	45	—	—	45
Investment Companies	28,080	—	—	28,080
Short-Term Investments	—	1,805	—	1,805
Total Investments	$1,017,896	$1,805	$1,236	$1,020,937
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$255	$—	$—	$255

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$20,375	$60,168	$52,463	$404	$28,080	$28,079,813
NORTHERN FUNDS QUARTERLY REPORT  166 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6%
Aerospace & Defense – 1.8%
Axon Enterprise, Inc.*	21,334	$6,277
Boeing (The) Co.*	173,587	31,595
General Dynamics Corp.	68,152	19,774
General Electric Co.	328,552	52,230
Howmet Aerospace, Inc.	115,950	9,001
Huntington Ingalls Industries, Inc.	12,020	2,961
L3Harris Technologies, Inc.	56,786	12,753
Lockheed Martin Corp.	64,241	30,007
Northrop Grumman Corp.	41,889	18,262
RTX Corp.	399,003	40,056
Textron, Inc.	57,784	4,961
TransDigm Group, Inc.	16,777	21,434
		249,311
Air Freight & Logistics – 0.4%
C.H. Robinson Worldwide, Inc.	35,197	3,102
Expeditors International of Washington, Inc.	42,776	5,338
FedEx Corp.	68,180	20,443
United Parcel Service, Inc., Class B	219,426	30,028
		58,911
Automobile Components – 0.1%
Aptiv PLC*	81,118	5,712
BorgWarner, Inc.	67,141	2,165
		7,877
Automobiles – 1.4%
Ford Motor Co.	1,181,627	14,818
General Motors Co.	343,640	15,965
Tesla, Inc.*	833,702	164,973
		195,756
Banks – 3.1%
Bank of America Corp.	2,044,862	81,324
Citigroup, Inc.	572,275	36,317
Citizens Financial Group, Inc.	135,451	4,880
Fifth Third Bancorp	206,674	7,542
Huntington Bancshares, Inc.	431,903	5,692
JPMorgan Chase & Co.	862,411	174,431
KeyCorp	286,387	4,070
M&T Bank Corp.	50,414	7,631
PNC Financial Services Group (The), Inc.	119,251	18,541
Regions Financial Corp.	272,848	5,468
Truist Financial Corp.	403,127	15,661
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Banks – 3.1%continued
U.S. Bancorp	469,843	$18,653
Wells Fargo & Co.	1,047,990	62,240
		442,450
Beverages – 1.3%
Brown-Forman Corp., Class B	52,790	2,280
Coca-Cola (The) Co.	1,163,986	74,088
Constellation Brands, Inc., Class A	48,526	12,485
Keurig Dr. Pepper, Inc.	314,791	10,514
Molson Coors Beverage Co., Class B	55,475	2,820
Monster Beverage Corp.*	224,537	11,215
PepsiCo, Inc.	412,718	68,069
		181,471
Biotechnology – 1.9%
AbbVie, Inc.	530,204	90,941
Amgen, Inc.	161,236	50,378
Biogen, Inc.*	43,928	10,183
Gilead Sciences, Inc.	373,566	25,630
Incyte Corp.*	47,763	2,895
Moderna, Inc.*	99,835	11,856
Regeneron Pharmaceuticals, Inc.*	31,851	33,476
Vertex Pharmaceuticals, Inc.*	77,425	36,291
		261,650
Broadline Retail – 3.8%
Amazon.com, Inc.*	2,750,712	531,575
eBay, Inc.	152,785	8,208
Etsy, Inc.*	34,382	2,028
		541,811
Building Products – 0.5%
A.O. Smith Corp.	36,792	3,009
Allegion PLC	25,899	3,060
Builders FirstSource, Inc.*	36,378	5,035
Carrier Global Corp.	251,412	15,859
Johnson Controls International PLC	202,988	13,493
Masco Corp.	65,579	4,372
Trane Technologies PLC	68,119	22,406
		67,234
Capital Markets – 2.8%
Ameriprise Financial, Inc.	29,935	12,788
Bank of New York Mellon (The) Corp.	225,370	13,497
BlackRock, Inc.	41,905	32,993
Blackstone, Inc.	214,325	26,533
Cboe Global Markets, Inc.	31,841	5,415
EQUITY FUNDS 167 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Capital Markets – 2.8%continued
Charles Schwab (The) Corp.	448,528	$33,052
CME Group, Inc.	107,942	21,221
FactSet Research Systems, Inc.	11,344	4,631
Franklin Resources, Inc.	88,164	1,971
Goldman Sachs Group (The), Inc.	96,959	43,857
Intercontinental Exchange, Inc.	172,080	23,556
Invesco Ltd.	132,224	1,978
KKR & Co., Inc.	199,539	21,000
MarketAxess Holdings, Inc.	11,165	2,239
Moody's Corp.	47,189	19,863
Morgan Stanley	375,465	36,491
MSCI, Inc.	23,846	11,488
Nasdaq, Inc.(1)	113,576	6,844
Northern Trust Corp.(1)	60,940	5,118
Raymond James Financial, Inc.	55,677	6,882
S&P Global, Inc.	96,254	42,929
State Street Corp.	91,089	6,741
T. Rowe Price Group, Inc.	67,443	7,777
		388,864
Chemicals – 1.4%
Air Products and Chemicals, Inc.	66,623	17,192
Albemarle Corp.	34,873	3,331
Celanese Corp.	30,493	4,113
CF Industries Holdings, Inc.	55,323	4,101
Corteva, Inc.	208,540	11,249
Dow, Inc.	210,464	11,165
DuPont de Nemours, Inc.	126,127	10,152
Eastman Chemical Co.	35,774	3,505
Ecolab, Inc.	76,354	18,172
FMC Corp.	36,722	2,113
International Flavors & Fragrances, Inc.	76,259	7,261
Linde PLC	144,501	63,408
LyondellBasell Industries N.V., Class A	76,824	7,349
Mosaic (The) Co.	94,965	2,745
PPG Industries, Inc.	70,365	8,858
Sherwin-Williams (The) Co.	70,214	20,954
		195,668
Commercial Services & Supplies – 0.5%
Cintas Corp.	25,884	18,126
Copart, Inc.*	262,041	14,192
Republic Services, Inc.	61,709	11,993
Rollins, Inc.	83,671	4,082
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Commercial Services & Supplies – 0.5%continued
Veralto Corp.	65,615	$6,264
Waste Management, Inc.	109,676	23,398
		78,055
Communications Equipment – 0.8%
Arista Networks, Inc.*	76,143	26,687
Cisco Systems, Inc.	1,215,413	57,744
F5, Inc.*	17,353	2,989
Juniper Networks, Inc.	98,419	3,588
Motorola Solutions, Inc.	49,990	19,299
		110,307
Construction & Engineering – 0.1%
Quanta Services, Inc.	43,821	11,134
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	18,593	10,074
Vulcan Materials Co.	39,610	9,850
		19,924
Consumer Finance – 0.5%
American Express Co.	170,598	39,502
Capital One Financial Corp.	114,678	15,877
Discover Financial Services	75,616	9,891
Synchrony Financial	121,604	5,739
		71,009
Consumer Staples Distribution & Retail – 1.8%
Costco Wholesale Corp.	133,275	113,282
Dollar General Corp.	65,649	8,681
Dollar Tree, Inc.*	61,851	6,604
Kroger (The) Co.	201,644	10,068
Sysco Corp.	149,000	10,637
Target Corp.	139,272	20,618
Walgreens Boots Alliance, Inc.	212,434	2,569
Walmart, Inc.	1,283,820	86,928
		259,387
Containers & Packaging – 0.2%
Amcor PLC	429,868	4,204
Avery Dennison Corp.	24,362	5,327
Ball Corp.	92,546	5,555
International Paper Co.	105,264	4,542
Packaging Corp. of America	26,556	4,848
Westrock Co.	77,403	3,890
		28,366
Distributors – 0.1%
Genuine Parts Co.	41,537	5,745
NORTHERN FUNDS QUARTERLY REPORT  168 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Distributors – 0.1%continued
LKQ Corp.	79,092	$3,289
Pool Corp.	11,387	3,500
		12,534
Diversified Telecommunication Services – 0.7%
AT&T, Inc.	2,151,489	41,115
Verizon Communications, Inc.	1,263,811	52,119
		93,234
Electric Utilities – 1.4%
Alliant Energy Corp.	77,879	3,964
American Electric Power Co., Inc.	158,824	13,935
Constellation Energy Corp.	94,889	19,003
Duke Energy Corp.	231,405	23,194
Edison International	115,193	8,272
Entergy Corp.	64,398	6,891
Evergy, Inc.	68,257	3,616
Eversource Energy	106,554	6,043
Exelon Corp.	301,630	10,439
FirstEnergy Corp.	154,469	5,911
NextEra Energy, Inc.	617,550	43,729
NRG Energy, Inc.	63,161	4,918
PG&E Corp.	639,536	11,166
Pinnacle West Capital Corp.	33,546	2,562
PPL Corp.	220,082	6,085
Southern (The) Co.	327,907	25,436
Xcel Energy, Inc.	167,565	8,950
		204,114
Electrical Equipment – 0.7%
AMETEK, Inc.	69,310	11,555
Eaton Corp. PLC	119,966	37,615
Emerson Electric Co.	171,770	18,922
GE Vernova, Inc.*	82,283	14,112
Generac Holdings, Inc.*	17,899	2,367
Hubbell, Inc.	16,084	5,878
Rockwell Automation, Inc.	34,081	9,382
		99,831
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	360,426	24,282
CDW Corp.	40,263	9,012
Corning, Inc.	230,837	8,968
Jabil, Inc.	35,887	3,904
Keysight Technologies, Inc.*	52,120	7,127
TE Connectivity Ltd.	92,272	13,881
Teledyne Technologies, Inc.*	14,341	5,564
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Electronic Equipment, Instruments & Components – 0.6%continued
Trimble, Inc.*	72,586	$4,059
Zebra Technologies Corp., Class A*	15,591	4,817
		81,614
Energy Equipment & Services – 0.3%
Baker Hughes Co.	298,457	10,497
Halliburton Co.	264,636	8,939
Schlumberger N.V.	430,328	20,303
		39,739
Entertainment – 1.2%
Electronic Arts, Inc.	73,393	10,226
Live Nation Entertainment, Inc.*	43,255	4,055
Netflix, Inc.*	129,502	87,398
Take-Two Interactive Software, Inc.*	47,977	7,460
Walt Disney (The) Co.	547,206	54,332
Warner Bros. Discovery, Inc.*	675,948	5,029
		168,500
Financial Services – 3.7%
Berkshire Hathaway, Inc., Class B*	543,715	221,183
Corpay, Inc.*	21,278	5,669
Fidelity National Information Services, Inc.	166,537	12,550
Fiserv, Inc.*	176,047	26,238
Global Payments, Inc.	77,140	7,459
Jack Henry & Associates, Inc.	21,634	3,592
Mastercard, Inc., Class A	246,527	108,758
PayPal Holdings, Inc.*	314,950	18,277
Visa, Inc., Class A	472,707	124,071
		527,797
Food Products – 0.7%
Archer-Daniels-Midland Co.	149,242	9,022
Bunge Global S.A.	42,115	4,497
Campbell Soup Co.	58,148	2,628
Conagra Brands, Inc.	142,110	4,039
General Mills, Inc.	169,041	10,693
Hershey (The) Co.	44,108	8,108
Hormel Foods Corp.	85,784	2,615
J.M. Smucker (The) Co.	31,513	3,436
Kellanova	78,349	4,519
Kraft Heinz (The) Co.	235,785	7,597
Lamb Weston Holdings, Inc.	43,411	3,650
McCormick & Co., Inc. (Non Voting)	74,997	5,320
EQUITY FUNDS 169 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Food Products – 0.7%continued
Mondelez International, Inc., Class A	402,286	$26,326
Tyson Foods, Inc., Class A	85,139	4,865
		97,315
Gas Utilities – 0.0%
Atmos Energy Corp.	45,689	5,330
Ground Transportation – 1.0%
CSX Corp.	588,545	19,687
JB Hunt Transport Services, Inc.	24,285	3,886
Norfolk Southern Corp.	67,670	14,528
Old Dominion Freight Line, Inc.	53,770	9,496
Uber Technologies, Inc.*	627,182	45,583
Union Pacific Corp.	183,369	41,489
		134,669
Health Care Equipment & Supplies – 2.3%
Abbott Laboratories	522,986	54,343
Align Technology, Inc.*	20,854	5,035
Baxter International, Inc.	154,346	5,163
Becton Dickinson & Co.	86,632	20,247
Boston Scientific Corp.*	441,069	33,967
Cooper (The) Cos., Inc.	59,237	5,171
Dexcom, Inc.*	119,829	13,586
Edwards Lifesciences Corp.*	181,287	16,745
GE HealthCare Technologies, Inc.	128,069	9,979
Hologic, Inc.*	70,705	5,250
IDEXX Laboratories, Inc.*	24,892	12,127
Insulet Corp.*	21,247	4,288
Intuitive Surgical, Inc.*	106,453	47,356
Medtronic PLC	398,331	31,353
ResMed, Inc.	43,928	8,409
Solventum Corp.*	40,700	2,152
STERIS PLC	29,485	6,473
Stryker Corp.	101,853	34,656
Teleflex, Inc.	14,362	3,021
Zimmer Biomet Holdings, Inc.	61,397	6,663
		325,984
Health Care Providers & Services – 2.4%
Cardinal Health, Inc.	73,578	7,234
Cencora, Inc.	49,572	11,169
Centene Corp.*	159,660	10,586
Cigna Group (The)	85,462	28,251
CVS Health Corp.	376,402	22,230
DaVita, Inc.*	15,845	2,196
Elevance Health, Inc.	69,898	37,875
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Health Care Providers & Services – 2.4%continued
HCA Healthcare, Inc.	58,347	$18,746
Henry Schein, Inc.*	37,837	2,425
Humana, Inc.	36,320	13,571
Labcorp Holdings, Inc.	25,529	5,195
McKesson Corp.	39,118	22,847
Molina Healthcare, Inc.*	17,743	5,275
Quest Diagnostics, Inc.	33,615	4,601
UnitedHealth Group, Inc.	276,388	140,753
Universal Health Services, Inc., Class B	18,152	3,357
		336,311
Health Care Real Estate Investment Trusts – 0.2%
Alexandria Real Estate Equities, Inc.	46,909	5,487
Healthpeak Properties, Inc.	209,209	4,101
Ventas, Inc.	122,085	6,258
Welltower, Inc.	179,312	18,693
		34,539
Hotel & Resort Real Estate Investment Trusts – 0.0%
Host Hotels & Resorts, Inc.	209,399	3,765
Hotels, Restaurants & Leisure – 1.9%
Airbnb, Inc., Class A*	132,554	20,099
Booking Holdings, Inc.	10,203	40,419
Caesars Entertainment, Inc.*	66,156	2,629
Carnival Corp.*	302,600	5,665
Chipotle Mexican Grill, Inc.*	412,050	25,815
Darden Restaurants, Inc.	36,137	5,468
Domino's Pizza, Inc.	10,403	5,371
Expedia Group, Inc.*	38,478	4,848
Hilton Worldwide Holdings, Inc.	75,311	16,433
Las Vegas Sands Corp.	108,694	4,810
Marriott International, Inc., Class A	72,247	17,467
McDonald's Corp.	216,317	55,126
MGM Resorts International*	76,440	3,397
Norwegian Cruise Line Holdings Ltd.*	129,024	2,424
Royal Caribbean Cruises Ltd.*	70,838	11,294
Starbucks Corp.	340,656	26,520
Wynn Resorts Ltd.	27,885	2,496
Yum! Brands, Inc.	84,535	11,198
		261,479
Household Durables – 0.3%
D.R. Horton, Inc.	89,338	12,590
Garmin Ltd.	46,179	7,524
Lennar Corp., Class A	73,844	11,067
Mohawk Industries, Inc.*	15,540	1,765
NORTHERN FUNDS QUARTERLY REPORT  170 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Household Durables – 0.3%continued
NVR, Inc.*	944	$7,164
PulteGroup, Inc.	63,571	6,999
		47,109
Household Products – 1.2%
Church & Dwight Co., Inc.	73,843	7,656
Clorox (The) Co.	36,996	5,049
Colgate-Palmolive Co.	246,897	23,959
Kimberly-Clark Corp.	101,448	14,020
Procter & Gamble (The) Co.	709,222	116,965
		167,649
Independent Power & Renewable Electricity Producers – 0.1%
AES (The) Corp.	214,660	3,771
Vistra Corp.	98,602	8,478
		12,249
Industrial Conglomerates – 0.4%
3M Co.	165,800	16,943
Honeywell International, Inc.	195,813	41,814
		58,757
Industrial Real Estate Investment Trusts – 0.2%
Prologis, Inc.	278,502	31,279
Insurance – 2.0%
Aflac, Inc.	155,810	13,915
Allstate (The) Corp.	79,229	12,650
American International Group, Inc.	199,940	14,844
Aon PLC, Class A	65,459	19,217
Arch Capital Group Ltd.*	112,253	11,325
Arthur J. Gallagher & Co.	65,624	17,017
Assurant, Inc.	15,871	2,639
Brown & Brown, Inc.	70,656	6,317
Chubb Ltd.	121,815	31,073
Cincinnati Financial Corp.	46,651	5,509
Everest Group Ltd.	12,960	4,938
Globe Life, Inc.	25,756	2,119
Hartford Financial Services Group (The), Inc.	89,261	8,974
Loews Corp.	54,531	4,076
Marsh & McLennan Cos., Inc.	147,935	31,173
MetLife, Inc.	180,052	12,638
Principal Financial Group, Inc.	65,322	5,125
Progressive (The) Corp.	175,736	36,502
Prudential Financial, Inc.	108,212	12,681
Travelers (The) Cos., Inc.	68,790	13,988
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Insurance – 2.0%continued
W R Berkley Corp.	60,385	$4,745
Willis Towers Watson PLC	30,879	8,095
		279,560
Interactive Media & Services – 6.6%
Alphabet, Inc., Class A	1,764,752	321,450
Alphabet, Inc., Class C	1,468,200	269,297
Match Group, Inc.*	78,397	2,382
Meta Platforms, Inc., Class A	658,380	331,968
		925,097
IT Services – 1.0%
Accenture PLC, Class A	189,016	57,349
Akamai Technologies, Inc.*	46,240	4,165
Cognizant Technology Solutions Corp., Class A	150,007	10,200
EPAM Systems, Inc.*	17,163	3,229
Gartner, Inc.*	23,330	10,477
GoDaddy, Inc., Class A*	42,025	5,871
International Business Machines Corp.	275,766	47,694
VeriSign, Inc.*	26,265	4,670
		143,655
Leisure Products – 0.0%
Hasbro, Inc.	38,603	2,258
Life Sciences Tools & Services – 1.2%
Agilent Technologies, Inc.	87,714	11,370
Bio-Rad Laboratories, Inc., Class A*	5,979	1,633
Bio-Techne Corp.	46,767	3,351
Charles River Laboratories International, Inc.*	15,678	3,239
Danaher Corp.	198,143	49,506
IQVIA Holdings, Inc.*	54,530	11,530
Mettler-Toledo International, Inc.*	6,444	9,006
Revvity, Inc.	36,667	3,845
Thermo Fisher Scientific, Inc.	114,589	63,368
Waters Corp.*	17,674	5,128
West Pharmaceutical Services, Inc.	22,015	7,251
		169,227
Machinery – 1.6%
Caterpillar, Inc.	147,040	48,979
Cummins, Inc.	41,187	11,406
Deere & Co.	77,805	29,070
Dover Corp.	41,048	7,407
Fortive Corp.	106,332	7,879
IDEX Corp.	22,526	4,532
EQUITY FUNDS 171 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Machinery – 1.6%continued
Illinois Tool Works, Inc.	81,441	$19,298
Ingersoll Rand, Inc.	121,642	11,050
Nordson Corp.	16,136	3,743
Otis Worldwide Corp.	121,900	11,734
PACCAR, Inc.	157,051	16,167
Parker-Hannifin Corp.	38,528	19,488
Pentair PLC	50,137	3,844
Snap-on, Inc.	15,996	4,181
Stanley Black & Decker, Inc.	45,714	3,652
Westinghouse Air Brake Technologies Corp.	53,248	8,416
Xylem, Inc.	72,985	9,899
		220,745
Media – 0.5%
Charter Communications, Inc., Class A*	29,575	8,842
Comcast Corp., Class A	1,176,955	46,089
Fox Corp., Class A	68,158	2,343
Fox Corp., Class B	38,255	1,225
Interpublic Group of (The) Cos., Inc.	111,925	3,256
News Corp., Class A	112,515	3,102
News Corp., Class B	35,920	1,020
Omnicom Group, Inc.	59,298	5,319
Paramount Global, Class B	152,967	1,589
		72,785
Metals & Mining – 0.4%
Freeport-McMoRan, Inc.	432,210	21,005
Newmont Corp.	345,368	14,461
Nucor Corp.	72,298	11,429
Steel Dynamics, Inc.	44,649	5,782
		52,677
Multi-Utilities – 0.6%
Ameren Corp.	80,717	5,740
CenterPoint Energy, Inc.	190,785	5,910
CMS Energy Corp.	88,980	5,297
Consolidated Edison, Inc.	104,361	9,332
Dominion Energy, Inc.	252,661	12,380
DTE Energy Co.	61,774	6,858
NiSource, Inc.	135,966	3,917
Public Service Enterprise Group, Inc.	150,205	11,070
Sempra	190,674	14,503
WEC Energy Group, Inc.	95,421	7,487
		82,494
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Office Real Estate Investment Trusts – 0.0%
Boston Properties, Inc.	44,096	$2,715
Oil, Gas & Consumable Fuels – 3.3%
APA Corp.	106,626	3,139
Chevron Corp.	514,581	80,491
ConocoPhillips	351,214	40,172
Coterra Energy, Inc.	225,170	6,005
Devon Energy Corp.	188,909	8,954
Diamondback Energy, Inc.	53,346	10,679
EOG Resources, Inc.	172,280	21,685
EQT Corp.	132,909	4,915
Exxon Mobil Corp.	1,347,148	155,084
Hess Corp.	83,322	12,292
Kinder Morgan, Inc.	577,844	11,482
Marathon Oil Corp.	171,003	4,902
Marathon Petroleum Corp.	106,086	18,404
Occidental Petroleum Corp.	200,264	12,622
ONEOK, Inc.	175,859	14,341
Phillips 66	127,668	18,023
Targa Resources Corp.	66,950	8,622
Valero Energy Corp.	98,513	15,443
Williams (The) Cos., Inc.	365,079	15,516
		462,771
Passenger Airlines – 0.1%
American Airlines Group, Inc.*	193,282	2,190
Delta Air Lines, Inc.	194,605	9,232
Southwest Airlines Co.	181,270	5,186
United Airlines Holdings, Inc.*	99,125	4,823
		21,431
Personal Care Products – 0.1%
Estee Lauder (The) Cos., Inc., Class A	69,611	7,407
Kenvue, Inc.	572,880	10,415
		17,822
Pharmaceuticals – 3.7%
Bristol-Myers Squibb Co.	607,875	25,245
Catalent, Inc.*	53,586	3,013
Eli Lilly & Co.	239,768	217,081
Johnson & Johnson	722,654	105,623
Merck & Co., Inc.	760,501	94,150
Pfizer, Inc.	1,703,769	47,672
Viatris, Inc.	353,402	3,757
Zoetis, Inc.	137,321	23,806
		520,347
NORTHERN FUNDS QUARTERLY REPORT  172 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Professional Services – 0.6%
Automatic Data Processing, Inc.	122,773	$29,305
Broadridge Financial Solutions, Inc.	35,465	6,987
Dayforce, Inc.*	48,305	2,396
Equifax, Inc.	37,309	9,046
Jacobs Solutions, Inc.	37,465	5,234
Leidos Holdings, Inc.	40,319	5,882
Paychex, Inc.	96,578	11,450
Paycom Software, Inc.	14,138	2,022
Verisk Analytics, Inc.	43,018	11,595
		83,917
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	90,379	8,054
CoStar Group, Inc.*	122,102	9,052
		17,106
Residential Real Estate Investment Trusts – 0.3%
AvalonBay Communities, Inc.	42,798	8,854
Camden Property Trust	31,611	3,449
Equity Residential	104,227	7,227
Essex Property Trust, Inc.	19,439	5,291
Invitation Homes, Inc.	171,761	6,165
Mid-America Apartment Communities, Inc.	35,397	5,048
UDR, Inc.	89,952	3,702
		39,736
Retail Real Estate Investment Trusts – 0.3%
Federal Realty Investment Trust	22,851	2,307
Kimco Realty Corp.	202,756	3,946
Realty Income Corp.	262,382	13,859
Regency Centers Corp.	50,102	3,116
Simon Property Group, Inc.	97,617	14,818
		38,046
Semiconductors & Semiconductor Equipment – 11.7%
Advanced Micro Devices, Inc.*	485,495	78,752
Analog Devices, Inc.	148,966	34,003
Applied Materials, Inc.	249,769	58,943
Broadcom, Inc.	130,880	210,132
Enphase Energy, Inc.*	40,512	4,039
First Solar, Inc.*	32,062	7,229
Intel Corp.	1,279,254	39,619
KLA Corp.	40,495	33,389
Lam Research Corp.	39,313	41,862
Microchip Technology, Inc.	162,402	14,860
Micron Technology, Inc.	332,366	43,716
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Semiconductors & Semiconductor Equipment – 11.7%continued
Monolithic Power Systems, Inc.	14,570	$11,972
NVIDIA Corp.	7,389,480	912,896
NXP Semiconductors N.V.	76,964	20,710
ON Semiconductor Corp.*	129,354	8,867
Qorvo, Inc.*	28,970	3,362
QUALCOMM, Inc.	335,650	66,855
Skyworks Solutions, Inc.	48,600	5,180
Teradyne, Inc.	46,612	6,912
Texas Instruments, Inc.	273,450	53,194
		1,656,492
Software – 10.7%
Adobe, Inc.*	134,658	74,808
ANSYS, Inc.*	26,327	8,464
Autodesk, Inc.*	64,336	15,920
Cadence Design Systems, Inc.*	81,695	25,142
Crowdstrike Holdings, Inc., Class A*	69,193	26,514
Fair Isaac Corp.*	7,453	11,095
Fortinet, Inc.*	189,744	11,436
Gen Digital, Inc.	166,397	4,157
Intuit, Inc.	84,033	55,227
Microsoft Corp.	2,232,707	997,908
Oracle Corp.	479,157	67,657
Palo Alto Networks, Inc.*	96,949	32,867
PTC, Inc.*	35,915	6,525
Roper Technologies, Inc.	32,091	18,088
Salesforce, Inc.	291,942	75,058
ServiceNow, Inc.*	61,625	48,479
Synopsys, Inc.*	45,826	27,269
Tyler Technologies, Inc.*	12,785	6,428
		1,513,042
Specialized Real Estate Investment Trusts – 0.9%
American Tower Corp.	140,384	27,288
Crown Castle, Inc.	130,978	12,796
Digital Realty Trust, Inc.	97,218	14,782
Equinix, Inc.	28,555	21,605
Extra Space Storage, Inc.	63,785	9,913
Iron Mountain, Inc.	88,539	7,935
Public Storage	47,361	13,623
SBA Communications Corp.	32,051	6,292
VICI Properties, Inc.	314,890	9,018
Weyerhaeuser Co.	217,506	6,175
		129,427
EQUITY FUNDS 173 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Specialty Retail – 1.8%
AutoZone, Inc.*	5,196	$15,401
Bath & Body Works, Inc.	68,220	2,664
Best Buy Co., Inc.	57,529	4,849
CarMax, Inc.*	46,678	3,423
Home Depot (The), Inc.	297,820	102,522
Lowe's Cos., Inc.	171,694	37,852
O'Reilly Automotive, Inc.*	17,710	18,703
Ross Stores, Inc.	101,012	14,679
TJX (The) Cos., Inc.	340,585	37,498
Tractor Supply Co.	32,336	8,731
Ulta Beauty, Inc.*	14,511	5,599
		251,921
Technology Hardware, Storage & Peripherals – 6.8%
Apple, Inc.	4,330,073	912,000
Hewlett Packard Enterprise Co.	388,546	8,225
HP, Inc.	260,420	9,120
NetApp, Inc.	62,327	8,028
Seagate Technology Holdings PLC	58,356	6,026
Super Micro Computer, Inc.*	15,081	12,357
Western Digital Corp.*	97,877	7,416
		963,172
Textiles, Apparel & Luxury Goods – 0.4%
Deckers Outdoor Corp.*	7,668	7,422
Lululemon Athletica, Inc.*	34,282	10,240
NIKE, Inc., Class B	364,367	27,462
Ralph Lauren Corp.	11,538	2,020
Tapestry, Inc.	70,012	2,996
		50,140
Tobacco – 0.5%
Altria Group, Inc.	516,920	23,546
Philip Morris International, Inc.	466,832	47,304
		70,850
Trading Companies & Distributors – 0.2%
Fastenal Co.	172,193	10,821
United Rentals, Inc.	20,070	12,980
W.W. Grainger, Inc.	13,182	11,893
		35,694
Water Utilities – 0.1%
American Water Works Co., Inc.	58,203	7,517
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Wireless Telecommunication Services – 0.2%
T-Mobile U.S., Inc.	155,129	$27,331
Total Common Stocks
(Cost $3,557,766)		13,770,958

INVESTMENT COMPANIES – 2.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(2) (3)	315,619,419	315,619
Total Investment Companies
(Cost $315,619)		315,619

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.15%, 10/3/24(4) (5)	$14,350	$14,156
Total Short-Term Investments
(Cost $14,157)		14,156

Total Investments – 99.9%
(Cost $3,887,542)		14,100,733
Other Assets less Liabilities – 0.1%		7,554
NET ASSETS – 100.0%		$14,108,287

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2024 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	1,193	$329,357	Long	9/24	$380
NORTHERN FUNDS QUARTERLY REPORT  174 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued	June 30, 2024 (UNAUDITED)
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	97.6%
Investment Companies	2.2%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$13,770,958	$—	$—	$13,770,958
Investment Companies	315,619	—	—	315,619
Short-Term Investments	—	14,156	—	14,156
Total Investments	$14,086,577	$14,156	$—	$14,100,733
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$380	$—	$—	$380

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Nasdaq, Inc.	$7,116	$61	$13	$(321)	$1	$27	$6,844	$113,576
Northern Institutional Funds - U.S. Government Portfolio (Shares)	187,947	556,550	428,878	—	—	3,295	315,619	315,619,419
Northern Trust Corp.	5,200	233	18	(303)	6	46	5,118	60,940
Total	$200,263	$556,844	$428,909	$(624)	$7	$3,368	$327,581	315,793,935
EQUITY FUNDS 175 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

U.S. QUALITY ESG FUND	June 30, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.5%
Air Freight & Logistics – 1.2%
C.H. Robinson Worldwide, Inc.	31,162	$2,746
Expeditors International of Washington, Inc.	20,131	2,512
United Parcel Service, Inc., Class B	3,200	438
		5,696
Automobiles – 0.1%
Tesla, Inc.*	1,282	254
Banks – 2.9%
Citigroup, Inc.	73,284	4,651
Commerce Bancshares, Inc.	18,811	1,049
First Hawaiian, Inc.	68,224	1,416
JPMorgan Chase & Co.	32,081	6,489
		13,605
Beverages – 2.1%
Coca-Cola (The) Co.	108,817	6,926
PepsiCo, Inc.	18,582	3,065
		9,991
Biotechnology – 1.5%
AbbVie, Inc.	14,757	2,531
Gilead Sciences, Inc.	47,895	3,286
Vertex Pharmaceuticals, Inc.*	2,690	1,261
		7,078
Broadline Retail – 2.6%
Amazon.com, Inc.*	60,373	11,667
eBay, Inc.	4,551	244
Etsy, Inc.*	7,181	424
		12,335
Building Products – 1.7%
Advanced Drainage Systems, Inc.	4,568	733
Builders FirstSource, Inc.*	1,139	157
Masco Corp.	17,566	1,171
Owens Corning	15,110	2,625
Trane Technologies PLC	10,087	3,318
		8,004
Capital Markets – 3.0%
Bank of New York Mellon (The) Corp.	48,649	2,914
Invesco Ltd.	136,965	2,049
Janus Henderson Group PLC	72,982	2,460
Morgan Stanley	46,072	4,478
State Street Corp.	31,055	2,298
		14,199
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Chemicals – 0.5%
Sherwin-Williams (The) Co.	8,089	$2,414
Commercial Services & Supplies – 0.6%
Rollins, Inc.	6,877	335
Veralto Corp.	27,830	2,657
		2,992
Communications Equipment – 0.4%
Cisco Systems, Inc.	39,436	1,873
F5, Inc.*	1,490	257
		2,130
Construction & Engineering – 0.7%
AECOM	14,692	1,295
EMCOR Group, Inc.	1,069	390
WillScot Mobile Mini Holdings Corp.*	42,344	1,594
		3,279
Consumer Finance – 0.6%
Ally Financial, Inc.	19,258	764
SLM Corp.	100,302	2,085
		2,849
Consumer Staples Distribution & Retail – 0.0%
Sysco Corp.	2,838	203
Distributors – 0.4%
Pool Corp.	5,981	1,838
Diversified Consumer Services – 0.1%
H&R Block, Inc.	4,762	258
Diversified Telecommunication Services – 0.3%
Iridium Communications, Inc.	47,060	1,253
Electric Utilities – 0.2%
Exelon Corp.	30,432	1,053
Electrical Equipment – 0.7%
Acuity Brands, Inc.	9,099	2,197
Rockwell Automation, Inc.	4,161	1,145
		3,342
Entertainment – 0.8%
Electronic Arts, Inc.	19,318	2,691
Netflix, Inc.*	1,797	1,213
		3,904
Financial Services – 4.0%
Berkshire Hathaway, Inc., Class B*	6,309	2,567
Equitable Holdings, Inc.	62,193	2,541
Fidelity National Information Services, Inc.	38,380	2,892
NORTHERN FUNDS QUARTERLY REPORT  176 EQUITY FUNDS

Schedule of Investments

U.S. QUALITY ESG FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Financial Services – 4.0%continued
Mastercard, Inc., Class A	5,067	$2,235
MGIC Investment Corp.	111,334	2,399
Visa, Inc., Class A	10,475	2,750
Voya Financial, Inc.	25,988	1,849
Western Union (The) Co.	160,058	1,956
		19,189
Food Products – 1.1%
General Mills, Inc.	40,186	2,542
Kellanova	44,736	2,581
		5,123
Ground Transportation – 0.4%
Landstar System, Inc.	11,025	2,034
Health Care Equipment & Supplies – 2.1%
Abbott Laboratories	13,625	1,416
Dexcom, Inc.*	3,261	370
Edwards Lifesciences Corp.*	26,706	2,467
GE HealthCare Technologies, Inc.	10,345	806
Hologic, Inc.*	29,875	2,218
IDEXX Laboratories, Inc.*	4,948	2,410
Solventum Corp.*	4,744	251
		9,938
Health Care Providers & Services – 3.9%
Cardinal Health, Inc.	22,039	2,167
Cencora, Inc.	11,130	2,508
Cigna Group (The)	11,188	3,698
DaVita, Inc.*	16,860	2,336
Humana, Inc.	4,121	1,540
Labcorp Holdings, Inc.	10,552	2,148
McKesson Corp.	5,490	3,206
UnitedHealth Group, Inc.	1,498	763
		18,366
Health Care Real Estate Investment Trusts – 0.2%
Healthpeak Properties, Inc.	59,144	1,159
Health Care Technology – 0.3%
Doximity, Inc., Class A*	54,264	1,518
Hotel & Resort Real Estate Investment Trusts – 0.3%
Host Hotels & Resorts, Inc.	69,608	1,252
Hotels, Restaurants & Leisure – 2.6%
Airbnb, Inc., Class A*	4,397	667
Booking Holdings, Inc.	1,294	5,126
Domino's Pizza, Inc.	1,436	742
Hilton Worldwide Holdings, Inc.	13,375	2,918
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Hotels, Restaurants & Leisure – 2.6%continued
Starbucks Corp.	16,486	$1,283
Travel + Leisure Co.	30,829	1,387
		12,123
Household Products – 2.7%
Clorox (The) Co.	14,482	1,976
Colgate-Palmolive Co.	32,099	3,115
Kimberly-Clark Corp.	15,994	2,211
Procter & Gamble (The) Co.	33,665	5,552
		12,854
Independent Power & Renewable Electricity Producers – 0.3%
Clearway Energy, Inc., Class C	64,683	1,597
Industrial Conglomerates – 0.4%
3M Co.	18,982	1,940
Insurance – 2.5%
Aflac, Inc.	30,191	2,697
Allstate (The) Corp.	1,824	291
American International Group, Inc.	8,111	602
Hartford Financial Services Group (The), Inc.	20,143	2,025
Lincoln National Corp.	28,163	876
MetLife, Inc.	30,206	2,120
Principal Financial Group, Inc.	8,977	704
Prudential Financial, Inc.	23,836	2,794
		12,109
Interactive Media & Services – 6.9%
Alphabet, Inc., Class A	89,786	16,355
Alphabet, Inc., Class C	39,484	7,242
Match Group, Inc.*	6,785	206
Meta Platforms, Inc., Class A	17,881	9,016
		32,819
IT Services – 2.3%
Accenture PLC, Class A	16,856	5,114
Cognizant Technology Solutions Corp., Class A	2,995	204
Gartner, Inc.*	478	215
International Business Machines Corp.	31,711	5,484
		11,017
Life Sciences Tools & Services – 1.1%
Agilent Technologies, Inc.	18,187	2,357
Mettler-Toledo International, Inc.*	1,974	2,759
		5,116
EQUITY FUNDS 177 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Machinery – 1.0%
Donaldson Co., Inc.	21,550	$1,542
Illinois Tool Works, Inc.	11,523	2,730
Otis Worldwide Corp.	4,786	461
		4,733
Media – 0.6%
Comcast Corp., Class A	78,870	3,089
Metals & Mining – 1.4%
Nucor Corp.	12,067	1,907
Reliance, Inc.	7,636	2,181
Royal Gold, Inc.	13,236	1,657
Steel Dynamics, Inc.	8,494	1,100
		6,845
Multi-Utilities – 0.2%
Public Service Enterprise Group, Inc.	14,468	1,066
Oil, Gas & Consumable Fuels – 2.2%
Cheniere Energy, Inc.	10,788	1,886
ConocoPhillips	21,824	2,496
Exxon Mobil Corp.	2,813	324
Marathon Petroleum Corp.	16,191	2,809
Texas Pacific Land Corp.	433	318
Valero Energy Corp.	17,104	2,681
		10,514
Pharmaceuticals – 2.2%
Bristol-Myers Squibb Co.	74,697	3,102
Eli Lilly & Co.	2,081	1,884
Johnson & Johnson	15,870	2,320
Zoetis, Inc.	17,736	3,075
		10,381
Professional Services – 2.3%
Automatic Data Processing, Inc.	15,849	3,783
Broadridge Financial Solutions, Inc.	12,274	2,418
Paychex, Inc.	11,422	1,354
Paylocity Holding Corp.*	10,754	1,418
Robert Half, Inc.	28,260	1,808
		10,781
Real Estate Management & Development – 0.5%
CBRE Group, Inc., Class A*	27,178	2,422
Residential Real Estate Investment Trusts – 0.5%
AvalonBay Communities, Inc.	11,786	2,438
Semiconductors & Semiconductor Equipment – 10.6%
Applied Materials, Inc.	30,207	7,128
Broadcom, Inc.	2,830	4,544
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Semiconductors & Semiconductor Equipment – 10.6%continued
Enphase Energy, Inc.*	13,668	$1,363
Lam Research Corp.	5,043	5,370
NVIDIA Corp.	254,130	31,395
QUALCOMM, Inc.	1,927	384
		50,184
Software – 12.2%
Adobe, Inc.*	12,246	6,803
Autodesk, Inc.*	10,716	2,652
Cadence Design Systems, Inc.*	10,358	3,188
Fair Isaac Corp.*	171	254
Intuit, Inc.	9,484	6,233
Manhattan Associates, Inc.*	1,536	379
Microsoft Corp.	82,259	36,766
Teradata Corp.*	42,252	1,460
		57,735
Specialized Real Estate Investment Trusts – 0.9%
SBA Communications Corp.	11,352	2,229
Weyerhaeuser Co.	68,372	1,941
		4,170
Specialty Retail – 3.7%
Bath & Body Works, Inc.	4,991	195
Best Buy Co., Inc.	16,532	1,394
Home Depot (The), Inc.	21,730	7,480
Lowe's Cos., Inc.	22,132	4,879
Ulta Beauty, Inc.*	2,012	776
Williams-Sonoma, Inc.	10,049	2,838
		17,562
Technology Hardware, Storage & Peripherals – 7.1%
Apple, Inc.	154,089	32,454
HP, Inc.	34,129	1,195
		33,649
Textiles, Apparel & Luxury Goods – 1.4%
Crocs, Inc.*	11,411	1,665
Deckers Outdoor Corp.*	2,737	2,649
Lululemon Athletica, Inc.*	4,637	1,385
NIKE, Inc., Class B	9,802	739
Tapestry, Inc.	8,179	350
		6,788
Trading Companies & Distributors – 1.2%
Core & Main, Inc., Class A*	16,926	828
NORTHERN FUNDS QUARTERLY REPORT  178 EQUITY FUNDS

Schedule of Investments

U.S. QUALITY ESG FUND continued	June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Trading Companies & Distributors – 1.2%continued
Fastenal Co.	35,697	$2,243
W.W. Grainger, Inc.	2,763	2,493
		5,564
Total Common Stocks
(Cost $332,517)		472,752

INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(1) (2)	2,021,155	2,021
Total Investment Companies
(Cost $2,021)		2,021

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
5.15%, 10/3/24(3) (4)	$85	$84
Total Short-Term Investments
(Cost $84)		84

Total Investments – 100.0%
(Cost $334,622)		474,857
Other Assets less Liabilities – 0.0%		198
NET ASSETS – 100.0%		$475,055

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2024 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	7	$1,933	Long	9/24	$6
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	99.5%
Investment Companies	0.5%
Short-Term Investments	0.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$472,752	$—	$—	$472,752
Investment Companies	2,021	—	—	2,021
Short-Term Investments	—	84	—	84
Total Investments	$474,773	$84	$—	$474,857
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$6	$—	$—	$6

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,697	$9,484	$10,160	$40	$2,021	$2,021,155
EQUITY FUNDS 179 NORTHERN FUNDS QUARTERLY REPORT